VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount (7)	Value (Note 1)
COMMON STOCKS - 64.9%
Advanced Materials - 0.0%

Materion Corp.	265	$12,015

Advertising Agencies - 0.0%

Omnicom Group, Inc.#	510	35,333

Advertising Services - 0.1%

Ascential PLC*	12,820	57,046
Stroeer SE & Co. KGaA	749	55,870

		112,916

Aerospace/Defense - 0.8%

AeroVironment, Inc.†	196	10,072
Boeing Co.	1,092	300,420
General Dynamics Corp.	635	101,403
Kawasaki Heavy Industries, Ltd.	4,400	79,297
Lockheed Martin Corp.	574	212,305
Northrop Grumman Corp.	441	145,019
Raytheon Co.	621	117,096
Rheinmetall AG	775	70,906
TransDigm Group, Inc.	100	55,781

		1,092,299

Aerospace/Defense-Equipment - 0.5%

AAR Corp.	298	10,296
Aerojet Rocketdyne Holdings, Inc.†	549	27,055
Arconic, Inc.	790	23,186
Barnes Group, Inc.	356	19,117
HEICO Corp.	41	4,422
HEICO Corp., Class A	214	18,903
Kaman Corp.	225	12,479
L3Harris Technologies, Inc.	1,555	307,470
Moog, Inc., Class A	244	18,817
Triumph Group, Inc.	487	9,253
United Technologies Corp.	1,670	218,085

		669,083

Agricultural Biotech - 0.0%

Corteva, Inc.	1,980	53,856

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	305	11,242
OCI NV†	1,745	29,401

		40,643

Agricultural Operations - 0.0%

Andersons, Inc.	479	8,799
Fresh Del Monte Produce, Inc.	340	9,323

		18,122

Airlines - 0.2%

Air France-KLM†	4,336	33,731
Allegiant Travel Co.#	89	12,063
Delta Air Lines, Inc.	434	20,021
easyJet PLC	4,520	64,584
Hawaiian Holdings, Inc.	423	8,832
SkyWest, Inc.	368	16,707
United Airlines Holdings, Inc.†	71	4,373
Wizz Air Holdings PLC†*	1,290	57,014

		217,325

Airport Development/Maintenance - 0.2%

Enav SpA*	12,234	73,662
Flughafen Zurich AG	529	80,207
Signature Aviation PLC	20,470	74,072

		227,941

Apparel Manufacturers - 0.1%

Hanesbrands, Inc.	151	1,999
Kontoor Brands, Inc.#	384	12,956
Oxford Industries, Inc.	161	9,723
VF Corp.	700	50,400
Wacoal Holdings Corp.	900	20,966

		96,044

Appliances - 0.0%

iRobot Corp.†#	253	12,141
Rational AG	59	39,658
Whirlpool Corp.#	44	5,626

		57,425

Applications Software - 3.5%

CDK Global, Inc.	2,177	100,185
Covetrus, Inc.†	884	9,821
Intuit, Inc.	800	212,680
Microsoft Corp.	17,737	2,873,571
Nemetschek SE	1,174	73,221
Nuance Communications, Inc.†	145	3,135
PTC, Inc.†	352	26,594
salesforce.com, Inc.†	5,235	892,044
ServiceNow, Inc.†	2,076	676,963

		4,868,214

Athletic Equipment - 0.0%

Fox Factory Holding Corp.†	311	19,717

Athletic Footwear - 0.2%

NIKE, Inc., Class B	2,655	237,304

Audio/Video Products - 0.0%

Sony Corp.	1,000	61,883

Auto Repair Centers - 0.0%

Monro, Inc.#	279	15,657

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	8,350	58,116
General Motors Co.	2,710	82,655
Suzuki Motor Corp.	2,200	89,670
Tesla, Inc.†	260	173,678
Toyota Motor Corp.	2,500	163,475

		567,594

Auto-Heavy Duty Trucks - 0.1%

Cummins, Inc.	449	67,929
PACCAR, Inc.	690	46,161

		114,090

Auto-Truck Trailers - 0.0%

Wabash National Corp.	899	9,871

Auto/Truck Parts & Equipment-Original - 0.3%

Aptiv PLC	520	40,617
BorgWarner, Inc.	105	3,318
Brembo SpA#	5,339	53,349
CIE Automotive SA	2,090	42,454
Cie Plastic Omnium SA	2,203	49,437
Dorman Products, Inc.†	260	15,767
Gentherm, Inc.†	377	15,374
Georg Fischer AG	95	82,259
Koito Manufacturing Co., Ltd.	1,500	60,450
Meritor, Inc.†	645	14,635
Methode Electronics, Inc.	379	11,620

		389,280

B2B/E-Commerce - 0.0%

ePlus, Inc.†	132	10,000

Banks-Commercial - 2.9%

Ameris Bancorp	560	19,141
Associated Banc-Corp	42	711
Banca Generali SpA	517	16,096
Banco BPM SpA†#	33,077	72,814
Banco Bradesco SA ADR	72,874	494,086
Banco do Brasil SA	10,000	104,788
Banco Santander Brasil SA ADR#	4,707	40,998
BancorpSouth Bank	27	661
Bank of Hawaii Corp.#	2,157	160,524
Banner Corp.	314	14,331
BAWAG Group AG*	2,308	100,206
BPER Banca	14,202	56,655
Cadence BanCorp	1,143	16,139
Cathay General Bancorp	23	708
Cembra Money Bank AG	818	92,698
Central Pacific Financial Corp.	85	2,033
Citizens Financial Group, Inc.	5,088	161,239
City Holding Co.	14	979
Columbia Banking System, Inc.	490	16,268
Community Bank System, Inc.	329	20,006
Concordia Financial Group, Ltd.	6,700	22,936
Cullen/Frost Bankers, Inc.	317	24,850
Customers Bancorp, Inc.†	712	14,446
CVB Financial Corp.	855	15,852
Eagle Bancorp, Inc.	319	11,937
East West Bancorp, Inc.	1,602	62,061
First BanCorp	1,972	15,658
First Commonwealth Financial Corp.	1,672	19,730
First Financial Bancorp	778	16,027
First Midwest Bancorp, Inc.	938	17,025
First Republic Bank	1,522	153,067
Fulton Financial Corp.	50	722
Glacier Bancorp, Inc.	504	18,794
Great Western Bancorp, Inc.	558	14,993
Hancock Whitney Corp.	18	603
Hanmi Financial Corp.	1,121	17,488
Home BancShares, Inc.	42	704
HomeStreet, Inc.	144	3,901
Hope Bancorp, Inc.	1,234	15,067
Independent Bank Corp.	262	17,693
International Bancshares Corp.	16	546
Investec PLC	14,280	72,421
Itau Unibanco Holding SA ADR	63,755	450,748
Jyske Bank A/S†	2,747	94,716
M&T Bank Corp.	1,803	253,105
NBT Bancorp, Inc.	374	12,600
OFG Bancorp	687	11,500
Old National Bancorp	1,068	16,832
Opus Bank	38	899
PacWest Bancorp	42	1,329
Pinnacle Financial Partners, Inc.	1,996	105,069
Prosperity Bancshares, Inc.	3,127	202,004
Regions Financial Corp.	11,792	159,428
Ringkjoebing Landbobank A/S	866	57,412
S&T Bancorp, Inc.	596	19,590
ServisFirst Bancshares, Inc.	420	14,511
Signature Bank	6	751
Simmons First National Corp., Class A	888	18,985
Southside Bancshares, Inc.	674	21,716
SpareBank 1 SR Bank ASA	6,516	62,688
SVB Financial Group†	433	90,133
Tompkins Financial Corp.	43	3,418
Truist Financial Corp.	7,100	327,594
TrustCo Bank Corp.	2,697	18,501
Trustmark Corp.	26	699
UMB Financial Corp.	11	640
Umpqua Holdings Corp.	678	10,434
United Bankshares, Inc.	22	635
United Community Banks, Inc.	609	15,085
Valley National Bancorp	799	7,431
Veritex Holdings, Inc.	623	14,996
Virgin Money UK PLC†	26,160	52,102
Westamerica Bancorporation	208	12,027
Wintrust Financial Corp.	14	748

		3,985,928

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	4,700	187,530
Northern Trust Corp.	2,280	200,093
State Street Corp.	1,188	80,915

		468,538

Banks-Mortgage - 0.1%

Deutsche Pfandbriefbank AG*	5,740	81,249
Flagstar Bancorp, Inc.	22	701
Paragon Banking Group PLC	6,690	39,569
Walker & Dunlop, Inc.	379	24,578

		146,097

Banks-Regional - 0.1%

Banque Cantonale Vaudoise	98	78,914

Banks-Super Regional - 1.2%

Comerica, Inc.	2,345	123,441
Fifth Third Bancorp	10,764	262,641
National Bank Holdings Corp., Class A	596	18,232
PNC Financial Services Group, Inc.	913	115,403
US Bancorp	10,062	467,279
Wells Fargo & Co.	15,694	641,100

		1,628,096

Batteries/Battery Systems - 0.0%

Varta AG†	106	7,995
W-Scope Corp.†	6,000	34,710

		42,705

Beverages-Non-alcoholic - 0.1%

Britvic PLC	6,570	72,070
Coca-Cola Co.	655	35,036
Coca-Cola Consolidated, Inc.	39	7,659
Monster Beverage Corp.†	79	4,930
PepsiCo, Inc.	154	20,333

		140,028

Bicycle Manufacturing - 0.0%

Shimano, Inc.	300	41,898

Brewery - 0.2%

Ambev SA ADR	52,681	169,106
Asahi Group Holdings, Ltd.	2,000	76,745
Royal Unibrew A/S	784	67,476

		313,327

Broadcast Services/Program - 0.0%

Discovery, Inc., Class C†	526	13,203
Fox Corp., Class B	100	3,045

		16,248

Building & Construction Products-Misc. - 0.2%

American Woodmark Corp.†	127	10,639
Forbo Holding AG	40	59,373
Gibraltar Industries, Inc.†	267	13,529
Patrick Industries, Inc.	211	11,147
Polypipe Group PLC	5,940	40,905
Rockwool International A/S	188	43,683
Simpson Manufacturing Co., Inc.	290	23,035
Wienerberger AG	2,781	70,984

		273,295

Building & Construction-Misc. - 0.2%

Balfour Beatty PLC	18,430	58,596
Comfort Systems USA, Inc.	300	12,666
Frontdoor, Inc.†	344	14,586
HomeServe PLC	6,510	100,965
Peab AB	5,981	60,129
Penta-Ocean Construction Co., Ltd.	9,000	47,743
TopBuild Corp.†	240	24,240

		318,925

Building Products-Air & Heating - 0.3%

AAON, Inc.	285	15,678
Belimo Holding AG	6	39,276
Daikin Industries, Ltd.	900	122,210
Johnson Controls International PLC	2,220	81,185
Nibe Industrier AB, Class B	5,223	84,531
SPX Corp.†	358	15,011

		357,891

Building Products-Cement - 0.1%

Buzzi Unicem SpA	1,160	25,512
Marshalls PLC	5,600	52,824
Martin Marietta Materials, Inc.	104	23,663

		101,999

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	388	11,714
PGT Innovations, Inc.†	743	11,271

		22,985

Building Products-Wood - 0.0%

Boise Cascade Co.	392	13,908
Masco Corp.	159	6,570
Universal Forest Products, Inc.	480	22,493

		42,971

Building-Heavy Construction - 0.1%

Acciona SA#	337	42,747
Ackermans & van Haaren NV	406	58,147
Aegion Corp.†	574	10,338
Arcosa, Inc.	339	14,564
Granite Construction, Inc.#	457	9,286
Infrastrutture Wireless Italiane SpA*	5,055	52,010

		187,092

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	509	16,756
Bravida Holding AB*	8,255	75,671

		92,427

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	69	13,919
LCI Industries	204	19,696
Winnebago Industries, Inc.#	287	14,892

		48,507

Building-Residential/Commercial - 0.3%

Bellway PLC	2,470	119,123
Century Communities, Inc.†	352	11,732
Countryside Properties PLC*	10,470	63,839
D.R. Horton, Inc.	153	8,150
Installed Building Products, Inc.†	169	11,163
LGI Homes, Inc.†	149	11,227
M/I Homes, Inc.†	291	10,834
MDC Holdings, Inc.	366	14,399
Meritage Homes Corp.†	269	17,071
NVR, Inc.†	6	22,003
PulteGroup, Inc.	692	27,818
Redrow PLC	5,640	54,305
Vistry Group PLC	3,291	54,229

		425,893

Cable/Satellite TV - 0.4%

Charter Communications, Inc., Class A†	448	220,940
Comcast Corp., Class A	9,444	381,821

		602,761

Casino Hotels - 0.0%

Las Vegas Sands Corp.	898	52,362

Cellular Telecom - 0.1%

Hikari Tsushin, Inc.	200	37,897
Sunrise Communications Group AG*	910	74,100
T-Mobile US, Inc.†	922	83,128

		195,125

Chemicals-Diversified - 0.3%

Celanese Corp.	94	8,811
Dow, Inc.	2,490	100,621
DuPont de Nemours, Inc.	2,056	88,202
Innospec, Inc.	193	16,702
Kemira Oyj	1,382	17,606
KH Neochem Co., Ltd.	400	7,721
LyondellBasell Industries NV, Class A	673	48,093
PPG Industries, Inc.	784	81,889
Quaker Chemical Corp.#	105	16,545

		386,190

Chemicals-Plastics - 0.0%

Schulman A., Inc. CVR†(1)	1,774	337
Sumitomo Bakelite Co., Ltd.	1,500	44,721

		45,058

Chemicals-Specialty - 0.3%

Balchem Corp.	246	23,237
Ecolab, Inc.	690	124,510
Ferro Corp.†	850	9,877
GCP Applied Technologies, Inc.†	551	10,728
H.B. Fuller Co.	434	17,026
IMCD NV	1,241	101,765
Rogers Corp.†	152	17,632
Shin-Etsu Chemical Co., Ltd.	800	89,475
Stepan Co.	167	14,668
Victrex PLC	2,370	64,600

		473,518

Circuit Boards - 0.0%

Meiko Electronics Co.#	2,000	29,477
TTM Technologies, Inc.†	885	11,496

		40,973

Coal - 0.0%

Warrior Met Coal, Inc.	594	10,526

Coatings/Paint - 0.1%

OC Oerlikon Corp. AG	6,506	61,362
Sherwin-Williams Co.	210	108,518

		169,880

Commercial Services - 0.4%

Aggreko PLC	6,160	54,568
Applus Services SA	5,208	58,840
Cintas Corp.	411	109,630
CoStar Group, Inc.†	80	53,407
Elis SA	4,227	74,311
Harsco Corp.†	763	9,149
HMS Holdings Corp.†	717	16,470
IWG PLC	15,210	69,314
Medifast, Inc.	112	9,308
Wirecard AG	657	84,237

		539,234

Commercial Services-Finance - 0.8%

Automatic Data Processing, Inc.	915	141,587
Cardtronics PLC, Class A†	303	10,990
Cielo SA	14,900	22,824
EVERTEC, Inc.	461	13,682
Experian PLC	4,952	165,727
FleetCor Technologies, Inc.†	311	82,661
Global Payments, Inc.	559	102,839
Green Dot Corp., Class A†	406	13,869
H&R Block, Inc.#	180	3,721
IHS Markit, Ltd.	1,302	92,754
MarketAxess Holdings, Inc.	120	38,920
Moody’s Corp.	37	8,881
PayPal Holdings, Inc.†	2,333	251,941
S&P Global, Inc.	177	47,066
Square, Inc., Class A†	610	50,831

		1,048,293

Computer Aided Design - 0.2%

Autodesk, Inc.†	893	170,456
Synopsys, Inc.†	291	40,137

		210,593

Computer Data Security - 0.3%

Avast PLC*	12,790	65,694
Check Point Software Technologies, Ltd.†	1,252	129,958
Fortinet, Inc.†	2,399	244,842
Qualys, Inc.†	263	21,087

		461,581

Computer Services - 1.8%

Accenture PLC, Class A	2,021	364,972
Atos SE	1,366	102,679
CANCOM SE	687	33,613
Capgemini SE	1,184	130,620
Cognizant Technology Solutions Corp., Class A	3,403	207,345
DXC Technology Co.	3,365	81,130
ExlService Holdings, Inc.†	256	19,110
Fujitsu, Ltd.	2,100	221,621
Insight Enterprises, Inc.†	285	15,701
International Business Machines Corp.	3,559	463,204
Leidos Holdings, Inc.	1,393	142,992
NEC Corp.	800	29,862
Nihon Unisys, Ltd.	2,800	85,545
Nomura Research Institute, Ltd.	3,100	68,838
NTT Data Corp.	7,500	90,915
Perspecta, Inc.	2,133	53,261
SCSK Corp.	1,500	79,230
Softcat PLC	3,640	49,769
Sopra Steria Group	616	100,124
Sykes Enterprises, Inc.†	407	12,894
Tieto Oyj	1,560	44,609
Unisys Corp.†	574	8,914
Virtusa Corp.†	292	12,880

		2,419,828

Computer Software - 0.2%

Akamai Technologies, Inc.†	320	27,683
Playtech PLC	8,560	27,699
Software AG	748	24,413
Splunk, Inc.†	1,025	151,013
TiVo Corp.	1,492	11,295

		242,103

Computers - 2.1%

Apple, Inc.	10,172	2,780,618
Hewlett Packard Enterprise Co.	2,520	32,231
HP, Inc.	2,750	57,172

		2,870,021

Computers-Integrated Systems - 0.3%

Bechtle AG	657	86,225
Cubic Corp.	280	15,243
Diebold Nixdorf, Inc.†	799	5,609
Ingenico Group SA	772	109,402
Itochu Techno-Solutions Corp.	2,900	81,538
MTS Systems Corp.	233	9,353
OBIC Co., Ltd.	500	61,456
Otsuka Corp.	1,800	77,640

		446,466

Computers-Other - 0.0%

3D Systems Corp.†#	1,075	9,847

Computers-Periphery Equipment - 0.1%

Logitech International SA	3,076	120,509

Consulting Services - 0.2%

Booz Allen Hamilton Holding Corp.	1,528	108,946
QinetiQ PLC	16,280	72,757
Savills PLC	3,400	47,582
Verisk Analytics, Inc.	350	54,289

		283,574

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co., Class A†	495	12,528
Clorox Co.	72	11,478
Kimberly-Clark Corp.	424	55,625
Quanex Building Products Corp.	654	10,987
WD-40 Co.#	95	16,387

		107,005

Containers-Metal/Glass - 0.1%

Ball Corp.	830	58,482
Gerresheimer AG	751	54,263

		112,745

Containers-Paper/Plastic - 0.1%

Huhtamaki Oyj	1,917	79,781
Matthews International Corp., Class A	337	9,962
Rengo Co., Ltd.	9,200	62,952
Sealed Air Corp.	65	1,970

		154,665

Cosmetics & Toiletries - 0.2%

Colgate-Palmolive Co.	428	28,920
Coty, Inc., Class A	91	840
Estee Lauder Cos., Inc., Class A	22	4,039
Fancl Corp.#	2,200	55,260
Natura & Co. Holding SA	10,200	103,804
Procter & Gamble Co.	315	35,668

		228,531

Cruise Lines - 0.1%

Carnival Corp.	840	28,106
Norwegian Cruise Line Holdings, Ltd.†	213	7,936
Royal Caribbean Cruises, Ltd.	360	28,948

		64,990

Data Processing/Management - 0.3%

Bottomline Technologies, Inc.†	326	14,435
CompuGroup Medical SE	237	14,858
CSG Systems International, Inc.	274	12,125
Fidelity National Information Services, Inc.	1,170	163,472
Fiserv, Inc.†	1,120	122,483
Paychex, Inc.	590	45,713

		373,086

Decision Support Software - 0.0%

MSCI, Inc.	39	11,522

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	66	14,411
Lifco AB	385	20,247

		34,658

Diagnostic Equipment - 0.0%

BioTelemetry, Inc.†	294	12,560
Thermo Fisher Scientific, Inc.	49	14,249

		26,809

Diagnostic Kits - 0.1%

DiaSorin SpA	456	51,953
IDEXX Laboratories, Inc.†	130	33,087

		85,040

Direct Marketing - 0.0%

DKSH Holding AG	975	55,471

Disposable Medical Products - 0.0%

CONMED Corp.	219	20,726
Merit Medical Systems, Inc.†	461	16,601
Teleflex, Inc.	24	8,040

		45,367

Distribution/Wholesale - 0.2%

Anixter International, Inc.†	223	21,745
Copart, Inc.†	21	1,774
Core-Mark Holding Co., Inc.	442	10,170
Fastenal Co.	1,150	39,353
G-III Apparel Group, Ltd.†	427	9,548
Inchcape PLC	10,600	78,570
LKQ Corp.†	270	7,987
Pool Corp.	90	18,986
Travis Perkins PLC	5,210	98,628
WW Grainger, Inc.	33	9,159

		295,920

Diversified Banking Institutions - 3.1%

Bank of America Corp.	46,842	1,334,997
Citigroup, Inc.	10,559	670,074
Goldman Sachs Group, Inc.	899	180,492
JPMorgan Chase & Co.	14,106	1,637,848
Mitsubishi UFJ Financial Group, Inc.	15,200	74,567
Morgan Stanley	5,094	229,383
Sumitomo Mitsui Financial Group, Inc.	3,500	112,500

		4,239,861

Diversified Manufacturing Operations - 1.0%

3M Co.	1,275	190,281
Aalberts NV	2,611	98,919
Eaton Corp. PLC	870	78,926
Enerpac Tool Group Corp.	620	13,249
EnPro Industries, Inc.	245	13,218
Fabrinet†	291	16,040
Federal Signal Corp.	530	15,370
General Electric Co.	19,998	217,578
Illinois Tool Works, Inc.	680	114,090
IMI PLC	6,380	83,690
Indutrade AB	2,395	78,083
Parker-Hannifin Corp.	287	53,029
Siemens AG	1,726	177,615

Standex International Corp.	193	12,242
Trane Technologies PLC	490	63,230
Trelleborg AB, Class B	5,948	92,382

		1,317,942

Diversified Minerals - 0.5%

BHP Group PLC	10,276	186,053
BHP Group, Ltd.	14,332	311,158
China Hongqiao Group, Ltd.	8,500	4,598
Livent Corp.†	1,393	12,440
Lundin Mining Corp.	3,216	16,412
Sumitomo Metal Mining Co., Ltd.	2,800	69,246
Teck Resources, Ltd., Class B	2,410	24,239

		624,146

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	245	12,299

E-Commerce/Products - 1.4%

Amazon.com, Inc.†	980	1,846,075
eBay, Inc.	2,821	97,720
Rocket Internet SE†*	2,232	48,948

		1,992,743

E-Commerce/Services - 0.2%

Booking Holdings, Inc.†	99	167,870
MercadoLibre, Inc.†	80	49,283
Stamps.com, Inc.†	148	20,884
Trainline PLC†*	11,450	69,644

		307,681

E-Marketing/Info - 0.1%

Moneysupermarket.com Group PLC	16,670	66,862

E-Services/Consulting - 0.0%

CDW Corp.	136	15,534
Perficient, Inc.†	305	12,496
Reply SpA	278	21,101

		49,131

Electric Products-Misc. - 0.1%

AMETEK, Inc.	470	40,420
Emerson Electric Co.	1,250	80,138

		120,558

Electric-Distribution - 0.0%

CenterPoint Energy, Inc.	419	9,646
Equatorial Energia SA	9,300	51,284

		60,930

Electric-Generation - 0.1%

Centrais Eletricas Brasileiras SA ADR#	11,092	85,741
Drax Group PLC	10,970	38,427
Engie Brasil Energia SA	4,100	43,577

		167,745

Electric-Integrated - 0.2%

A2A SpA	14,241	24,929
AES Corp.	1,513	25,312
Avista Corp.	482	22,726
Cia Energetica de Minas Gerais ADR	9,919	30,055
El Paso Electric Co.	283	19,207
Entergy Corp.	92	10,756
Evergy, Inc.	644	42,085
Exelon Corp.	550	23,711
Hera SpA	10,806	46,316
Iren SpA	15,833	49,060
Pinnacle West Capital Corp.	39	3,490
Southern Co.	96	5,795

		303,442

Electric-Transmission - 0.0%

Elia System Operator SA/NV	196	19,573

Electronic Components-Misc. - 0.6%

Advanced Energy Industries, Inc.†	295	17,545
Barco NV	83	17,968
Benchmark Electronics, Inc.	438	11,905
Comtech Telecommunications Corp.	283	7,930
Hoya Corp.	1,000	88,628
KEMET Corp.	516	13,457
Knowles Corp.†	738	12,266
Minebea Mitsumi, Inc.	5,600	98,101
Murata Manufacturing Co., Ltd.	2,100	112,711
Nidec Corp.	800	94,199
Omron Corp.	2,600	139,808
OSI Systems, Inc.†	142	11,540
Plexus Corp.†	218	14,464
Sanmina Corp.†	547	14,381
Spectris PLC	2,780	97,908
TKH Group NV CVA	1,438	65,328

		818,139

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†	1,902	86,503
ams AG†	1,181	41,633
Broadcom, Inc.	1,374	374,580
CEVA, Inc.†	325	9,233
CTS Corp.	386	10,063
Dialog Semiconductor PLC†	913	31,037
Diodes, Inc.†	318	13,995
Intel Corp.	9,953	552,591
IPG Photonics Corp.†	178	22,720
Marvell Technology Group, Ltd.	1,323	28,180
Microchip Technology, Inc.#	2,396	217,341
Micron Technology, Inc.†	2,155	113,267
NVIDIA Corp.	1,916	517,454
ON Semiconductor Corp.†	1,264	23,586
Photronics, Inc.†	764	9,512
Qorvo, Inc.†	63	6,336
Rambus, Inc.†	1,018	14,232
SOITEC†	265	22,013
STMicroelectronics NV	3,869	107,327
Texas Instruments, Inc.	4,075	465,120
Xilinx, Inc.	1,590	132,749
Xperi Corp.	574	9,867

		2,809,339

Electronic Connectors - 0.1%

Amphenol Corp., Class A	540	49,507
TE Connectivity, Ltd.	640	53,037

		102,544

Electronic Forms - 0.3%

Adobe, Inc.†	1,043	359,960

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	227	13,668
FARO Technologies, Inc.†	225	12,879
FLIR Systems, Inc.	444	18,857
Fortive Corp.	620	42,879
Itron, Inc.†	272	20,628
Keysight Technologies, Inc.†	360	34,113
Mesa Laboratories, Inc.#	49	11,725
National Instruments Corp.	453	18,247
Renishaw PLC	940	42,743
Roper Technologies, Inc.	227	79,836
Trimble, Inc.†	727	28,702
Yokogawa Electric Corp.	4,600	74,972

		399,249

Electronic Parts Distribution - 0.1%

Electrocomponents PLC	10,780	84,915

Electronic Security Devices - 0.1%

Alarm.com Holdings, Inc.†	322	15,537
Allegion PLC	68	7,819
dormakaba Holding AG	90	53,789

		77,145

Electronics-Military - 0.0%

Ultra Electronics Holdings PLC	1,930	48,367

Energy-Alternate Sources - 0.0%

Landis+Gyr Group AG	468	38,298
Renewable Energy Group, Inc.†	378	9,998
Sunrun, Inc.†	631	12,204

		60,500

Engineering/R&D Services - 0.2%

AF POYRY AB	1,561	35,553
Alten SA	808	90,982
COMSYS Holdings Corp.	1,700	41,816
Exponent, Inc.	380	27,987
Gaztransport Et Technigaz SA	422	37,613
Jacobs Engineering Group, Inc.	124	11,450

		245,401

Enterprise Software/Service - 1.1%

Guidewire Software, Inc.†	1,853	203,107
LivePerson, Inc.†#	513	13,574
ManTech International Corp., Class A	223	16,703
Micro Focus International PLC	6,930	66,647
MicroStrategy, Inc., Class A†	103	13,921
Omnicell, Inc.†	338	27,537
Oracle Corp.	6,232	308,235
Oracle Corp. Japan	600	46,795
Progress Software Corp.	396	14,767
SPS Commerce, Inc.†	295	15,517
Tyler Technologies, Inc.†	532	166,702
Veeva Systems, Inc., Class A†	1,792	254,410
Workday, Inc., Class A†	2,211	383,056

		1,530,971

Entertainment Software - 0.2%

Activision Blizzard, Inc.	1,410	81,963
Capcom Co., Ltd.	1,500	40,747
Electronic Arts, Inc.†	668	67,715
Take-Two Interactive Software, Inc.†	120	12,898

		203,323

Environmental Consulting & Engineering - 0.1%

Sweco AB, Class B	2,217	71,301

Filtration/Separation Products - 0.0%

ESCO Technologies, Inc.	194	17,639

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†#	2	806

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	312	11,594
LendingTree, Inc.†#	6	1,655
PRA Group, Inc.†#	424	16,459
Synchrony Financial	168	4,889

		34,597

Finance-Credit Card - 1.0%

American Express Co.	42	4,617
Discover Financial Services	125	8,198
Mastercard, Inc., Class A	2,112	613,008
Network International Holdings PLC†*	8,290	57,372
Visa, Inc., Class A	4,118	748,488

		1,431,683

Finance-Investment Banker/Broker - 0.2%

Banco BTG Pactual SA	2,500	37,769
Brewin Dolphin Holdings PLC	11,050	42,976
Charles Schwab Corp.	348	14,181
Close Brothers Group PLC	3,410	56,593
E*TRADE Financial Corp.	140	6,409
Piper Sandler Cos.	194	13,596
TP ICAP PLC	11,290	52,813

		224,337

Finance-Leasing Companies - 0.1%

GRENKE AG	821	76,577
Tokyo Century Corp.#	1,000	41,269

		117,846

Finance-Mortgage Loan/Banker - 0.1%

Aareal Bank AG	2,440	67,062
Zenkoku Hosho Co., Ltd.	1,500	56,072

		123,134

Finance-Other Services - 0.4%

B3 SA - Brasil Bolsa Balcao	23,200	249,022
Bolsas y Mercados Espanoles	987	37,686
Euronext NV*	1,255	104,773
IG Group Holdings PLC	7,070	61,297
Intercontinental Exchange, Inc.	112	9,993
Intrum AB	880	21,747

		484,518

Financial Guarantee Insurance - 0.0%

NMI Holdings, Inc., Class A†	557	13,000

Fisheries - 0.1%

Bakkafrost P/F	875	55,262
Leroy Seafood Group ASA	4,835	30,115
Salmar ASA	702	31,682

		117,059

Food-Confectionery - 0.0%

Hershey Co.	210	30,238
Mondelez International, Inc., Class A	104	5,491

		35,729

Food-Dairy Products - 0.1%

Emmi AG	57	49,531
Megmilk Snow Brand Co., Ltd.	2,600	52,268

		101,799

Food-Meat Products - 0.1%

BRF SA ADR†	6,200	37,324
Cranswick PLC	1,560	67,176
JBS SA	11,700	59,391
Tyson Foods, Inc., Class A	97	6,579

		170,470

Food-Misc./Diversified - 0.5%

AAK AB	3,014	52,092
Axfood AB	2,619	48,758
B&G Foods, Inc.#	698	10,330
Cal-Maine Foods, Inc.	289	10,083
Corbion NV	2,255	82,033
Fuji Oil Holdings, Inc.#	3,000	69,306
General Mills, Inc.	204	9,996
Glanbia PLC	2,154	24,901
Glanbia PLC	5,967	70,135
Greencore Group PLC	11,390	30,717
J&J Snack Foods Corp.	112	18,012
Kellogg Co.	67	4,051
Tate & Lyle PLC	10,500	95,832
Viscofan SA	1,700	91,609

		617,855

Food-Retail - 0.3%

Cia Brasileira de Distribuicao ADR	2,885	46,881
Greggs PLC	2,280	61,479
HelloFresh SE†	3,737	91,596
Just Eat Takeaway†#*	752	66,095
Seven & i Holdings Co., Ltd.#	2,100	71,710
SSP Group PLC	11,350	73,930

		411,691

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	155	11,230
Chefs’ Warehouse, Inc.†	305	9,339
Lacto Japan Co., Ltd.	800	26,090
Sysco Corp.	145	9,664

		56,323

Footwear & Related Apparel - 0.0%

Crocs, Inc.†	547	14,315
Steven Madden, Ltd.	593	19,391
Wolverine World Wide, Inc.	647	17,010

		50,716

Forestry - 0.1%

Svenska Cellulosa AB SCA, Class B	8,675	83,316

Gambling (Non-Hotel) - 0.1%

Evolution Gaming Group AB*	2,094	76,707
William Hill PLC	22,080	42,497

		119,204

Gas-Distribution - 0.1%

Italgas SpA	6,280	38,411
Northwest Natural Holding Co.	245	16,114
Rubis SCA	1,418	77,266
South Jersey Industries, Inc.	734	19,855

		151,646

Gold Mining - 0.1%

Centamin PLC	22,300	36,896
Newmont Corp.	2,040	91,045

		127,941

Golf - 0.0%

Callaway Golf Co.	842	14,297

Home Decoration Products - 0.0%

Newell Brands, Inc.	25	386

Home Furnishings - 0.1%

Howden Joinery Group PLC	11,790	97,766
Sleep Number Corp.†	246	10,836

		108,602

Hotels/Motels - 0.1%

Hilton Worldwide Holdings, Inc.	640	62,208
Marriott International, Inc., Class A	560	69,440

		131,648

Human Resources - 0.1%

AMN Healthcare Services, Inc.†	357	26,275
Capita PLC†	34,010	56,544
Korn Ferry	454	15,881
Recruit Holdings Co., Ltd.	1,400	48,613
TrueBlue, Inc.†	617	9,181

		156,494

Identification Systems - 0.0%

Brady Corp., Class A	357	16,900

Import/Export - 0.2%

ITOCHU Corp.	4,900	111,397
Mitsubishi Corp.	3,800	94,447

		205,844

Independent Power Producers - 0.0%

NRG Energy, Inc.	570	18,930
Vistra Energy Corp.	216	4,153

		23,083

Industrial Automated/Robotic - 0.6%

Cognex Corp.	2,001	89,125
FANUC Corp.	500	82,750
Harmonic Drive Systems, Inc.#	1,400	58,492
Ichor Holdings, Ltd.†	270	7,808
Keyence Corp.	1,200	387,149
Rockwell Automation, Inc.	1,018	186,803
THK Co., Ltd.#	2,300	52,226
Yaskawa Electric Corp.	800	24,881

		889,234

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	570	125,178
Linde PLC	1,400	267,414

		392,592

Instruments-Controls - 0.6%

ABB, Ltd.	4,635	100,169
Honeywell International, Inc.	3,304	535,810
Mettler-Toledo International, Inc.†	11	7,719
Rotork PLC	23,390	86,020
Watts Water Technologies, Inc., Class A	189	17,749
Woodward, Inc.	177	18,266

		765,733

Insurance Brokers - 0.0%

Aon PLC	66	13,728
Arthur J. Gallagher & Co.	87	8,482
eHealth, Inc.†	167	19,597

		41,807

Insurance-Life/Health - 0.1%

Aflac, Inc.	908	38,908
American Equity Investment Life Holding Co.	765	19,339
Dai-ichi Life Holdings, Inc.	6,000	81,620
FGL Holdings	1,134	12,973

		152,840

Insurance-Multi-line - 0.4%

Allstate Corp.	220	23,155
ASR Nederland NV	2,068	69,084
BB Seguridade Participacoes SA	10,200	72,647
Direct Line Insurance Group PLC	26,060	103,291
Hartford Financial Services Group, Inc.	451	22,528
Helvetia Holding AG	240	32,065
Horace Mann Educators Corp.	339	13,197
MetLife, Inc.	209	8,929
Storebrand ASA	7,336	47,568
Sul America SA	8,200	99,128
Topdanmark A/S	675	29,515
Unipol Gruppo SpA	11,313	56,410

		577,517

Insurance-Property/Casualty - 0.3%

Ambac Financial Group, Inc.†	618	11,878
Beazley PLC	10,620	73,083
Berkshire Hathaway, Inc., Class B†	510	105,233
Employers Holdings, Inc.	353	13,605
Fidelity National Financial, Inc.	120	4,651
James River Group Holdings, Ltd.	319	12,891
Kinsale Capital Group, Inc.	143	17,370
Lancashire Holdings, Ltd.	5,060	46,873
MS&AD Insurance Group Holdings, Inc.	3,900	125,416
ProAssurance Corp.	486	13,195
Progressive Corp.	116	8,487
Stewart Information Services Corp.	340	12,301
United Fire Group, Inc.	316	12,115
Universal Insurance Holdings, Inc.	413	8,545

		465,643

Internet Application Software - 0.0%

Anaplan, Inc.†	64	2,876

Internet Connectivity Services - 0.0%

Cogent Communications Holdings, Inc.	309	22,560
Masmovil Ibercom SA†	1,702	34,129

		56,689

Internet Content-Entertainment - 1.1%

Facebook, Inc., Class A†	5,234	1,007,388
Kakao Corp.	1,407	203,182
Netflix, Inc.†	850	313,676
Twitter, Inc.†	1,340	44,488

		1,568,734

Internet Content-Information/News - 0.2%

Scout24 AG*	1,691	110,911
SINA Corp.†	3,846	125,957

		236,868

Internet Financial Services - 0.1%

Cerved Group SpA	6,762	64,248

Internet Gambling - 0.1%

GVC Holdings PLC	11,240	115,902

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	847	101,598

Internet Security - 0.4%

NortonLifeLock, Inc.	7,310	139,109
Palo Alto Networks, Inc.†	1,132	208,990
Trend Micro, Inc.	3,900	193,407

		541,506

Internet Telephone - 0.0%

8x8, Inc.†#	878	16,243

Investment Companies - 0.1%

KBC Ancora	1,615	69,636
Sofina SA	234	50,926

		120,562

Investment Management/Advisor Services - 0.3%

Ameriprise Financial, Inc.	104	14,695
Ashmore Group PLC	8,530	51,069
Azimut Holding SpA	2,449	52,335
Blucora, Inc.†	484	8,422
Boston Private Financial Holdings, Inc.	1,746	17,032
Franklin Resources, Inc.	318	6,920
Jupiter Fund Management PLC	9,890	38,470
LPL Financial Holdings, Inc.	7	557
Man Group PLC	30,840	58,551
Quilter PLC*	38,840	73,488
T. Rowe Price Group, Inc.	396	46,732
Virtus Investment Partners, Inc.	103	11,371
Vontobel Holding AG	510	33,811
Waddell & Reed Financial, Inc., Class A#	971	13,361

		426,814

Leisure Products - 0.1%

CTS Eventim AG & Co. KGaA	1,285	67,966
Thule Group AB*	3,395	74,096
Yamaha Corp.	800	39,022

		181,084

Lighting Products & Systems - 0.1%

Signify NV*	2,146	64,153

Linen Supply & Related Items - 0.0%

UniFirst Corp.	109	20,253

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	281	10,552
Caterpillar, Inc.	1,308	162,506
Komatsu, Ltd.	2,700	54,204
Weir Group PLC	5,560	94,257

		321,519

Machinery-Electrical - 0.4%

Disco Corp.	200	41,098
Franklin Electric Co., Inc.	280	14,473
Fuji Electric Co., Ltd.	3,100	84,362
Hitachi, Ltd.	6,500	218,029
Konecranes OYJ	1,754	52,618
Mitsubishi Electric Corp.	10,700	135,029
Union Tool Co.	300	7,478

		553,087

Machinery-Farming - 0.1%

Deere & Co.	620	97,017
Kubota Corp.	4,800	67,228

		164,245

Machinery-General Industrial - 0.3%

Albany International Corp., Class A	242	15,505
Applied Industrial Technologies, Inc.	317	18,700
Beijer Ref AB	411	11,209
Bucher Industries AG	229	71,921
Chart Industries, Inc.†	293	16,678
Hexagon AB, Class B	2,405	129,436
SIG Combibloc Group AG	2,735	40,791
Stabilus SA	365	19,544
Tennant Co.	199	14,236
Valmet Oyj	1,968	47,100
WEG SA	9,600	92,632

		477,752

Machinery-Material Handling - 0.1%

Daifuku Co., Ltd.#	1,200	70,941

Machinery-Pumps - 0.1%

Dover Corp.	9	924
Interpump Group SpA	1,856	56,528
SPX FLOW, Inc.†	373	13,719

		71,171

Medical Information Systems - 0.0%

Cerner Corp.	229	15,863
NextGen Healthcare, Inc.†	760	9,941
Tabula Rasa HealthCare, Inc.†#	198	11,121

		36,925

Medical Instruments - 0.3%

Ambu A/S, Class B#	2,482	56,353
Edwards Lifesciences Corp.†	99	20,279
Elekta AB, Series B	4,708	49,912
Medtronic PLC	287	28,892
Natus Medical, Inc.†	394	10,591
Shimadzu Corp.	3,600	87,141
Tecan Group AG	348	98,071
Topcon Corp.	2,700	26,709

		377,948

Medical Labs & Testing Services - 0.1%

Evotec SE†	1,949	46,790
Medpace Holdings, Inc.†	220	19,787
PeptiDream, Inc.†	1,500	59,552
UDG Healthcare PLC	5,830	53,275

		179,404

Medical Products - 0.3%

Abbott Laboratories	743	57,233
Cardiovascular Systems, Inc.†	321	12,076
ConvaTec Group PLC*	30,220	79,932
CryoLife, Inc.†	443	11,354
GN Store Nord A/S	1,848	103,971
Hanger, Inc.†	375	8,651
Henry Schein, Inc.†	511	31,140
Hill-Rom Holdings, Inc.	61	5,859
Hologic, Inc.†	142	6,691
Integer Holdings Corp.†	259	23,354
Luminex Corp.	588	14,559
Orthofix Medical, Inc.†	266	9,401
STERIS PLC	55	8,724
Stryker Corp.	4	763
Tactile Systems Technology, Inc.†	182	9,175
Terumo Corp.	1,600	51,257

		434,140

Medical-Biomedical/Gene - 0.3%

Alexion Pharmaceuticals, Inc.†	55	5,172
Amgen, Inc.	133	26,564
Argenx SE†(Euronext Brussels)	410	57,024
Argenx SE†(Euronext Amsterdam)	71	9,719
Biogen, Inc.†	117	36,082
Emergent BioSolutions, Inc.†	357	20,949
Gilead Sciences, Inc.	174	12,069
Idorsia, Ltd.†	1,810	48,294
Illumina, Inc.†	27	7,173
Incyte Corp.†	379	28,580
Innoviva, Inc.†	637	8,580
MorphoSys AG†	589	62,302
Myriad Genetics, Inc.†	643	11,330
NeoGenomics, Inc.†	798	22,607
REGENXBIO, Inc.†	274	10,960
Swedish Orphan Biovitrum AB†	2,525	43,406
Vertex Pharmaceuticals, Inc.†	45	10,081
Xencor, Inc.†#	430	13,971

		434,863

Medical-Drugs - 0.5%

AbbVie, Inc.	227	19,456
Amphastar Pharmaceuticals, Inc.†	499	7,680
Bristol-Myers Squibb Co.	490	28,939
Corcept Therapeutics, Inc.†#	897	11,320
Cytokinetics, Inc.†#	682	9,507
Daiichi Sankyo Co., Ltd.	1,500	91,310
Enanta Pharmaceuticals, Inc.†	177	9,006
Faes Farma SA	5,933	28,625
Hypera SA	4,200	32,214

Jazz Pharmaceuticals PLC†	44	5,042
Johnson & Johnson	491	66,030
Merck & Co., Inc.	1,002	76,713
Pacira BioSciences, Inc.†	357	15,487
Pfizer, Inc.	1,394	46,587
Santen Pharmaceutical Co., Ltd.	5,300	85,064
Siegfried Holding AG	146	63,537
Supernus Pharmaceuticals, Inc.†	509	9,157
Vanda Pharmaceuticals, Inc.†	696	7,677
Zoetis, Inc.	48	6,395

		619,746

Medical-Generic Drugs - 0.0%

Endo International PLC†	1,800	9,936
Momenta Pharmaceuticals, Inc.†	910	25,744

		35,680

Medical-HMO - 0.2%

Anthem, Inc.	111	28,537
Centene Corp.†	54	2,863
Hapvida Participacoes e Investimentos SA*	2,500	30,859
Humana, Inc.	24	7,672
Magellan Health, Inc.†	186	11,162
Notre Dame Intermedica Participacoes SA	5,300	74,939
Tivity Health, Inc.†	449	5,689
UnitedHealth Group, Inc.	231	58,896

		220,617

Medical-Hospitals - 0.1%

Community Health Systems, Inc.†	1,397	6,888
HCA Healthcare, Inc.	15	1,905
Mediclinic International PLC	8,900	39,387
Select Medical Holdings Corp.†	814	19,487
Universal Health Services, Inc., Class B	61	7,548

		75,215

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	379	16,866
Korian SA	921	42,132
Orpea	547	70,791

		129,789

Medical-Outpatient/Home Medical - 0.0%

Addus HomeCare Corp.†	120	9,152
LHC Group, Inc.†	217	26,357

		35,509

Medical-Wholesale Drug Distribution - 0.1%

Amplifon SpA	1,275	36,718
Cardinal Health, Inc.	24	1,251
Galenica AG*	1,597	107,759
McKesson Corp.	11	1,539

		147,267

Metal Processors & Fabrication - 0.2%

Aurubis AG	1,489	70,358
AZZ, Inc.	285	10,514
Bodycote PLC	5,370	52,993
CIRCOR International, Inc.†	274	9,858
Mueller Industries, Inc.	502	14,046
VAT Group AG*	674	92,480

		250,249

Metal Products-Fasteners - 0.0%

SFS Group AG	299	24,996

Metal-Aluminum - 0.1%

Alumina, Ltd.#	11,909	14,875
Aluminum Corp. of China, Ltd.†	20,000	5,382
China Zhongwang Holdings, Ltd.	7,600	2,570
Constellium SE†	1,644	20,386
Kaiser Aluminum Corp.	139	13,142
Norsk Hydro ASA	6,541	19,192

		75,547

Metal-Copper - 0.1%

Antofagasta PLC	1,917	18,716
First Quantum Minerals, Ltd.	3,351	24,766
Freeport-McMoRan, Inc.	7,056	70,278
Jiangxi Copper Co., Ltd.	6,000	7,078
KAZ Minerals PLC	5,840	31,689

		152,527

Metal-Diversified - 0.5%

Anglo American PLC	5,045	117,234
Boliden AB	1,329	28,148
China Molybdenum Co, Ltd.	21,000	7,961
Glencore PLC	52,742	134,952
Mitsubishi Materials Corp.	600	13,631
Rio Tinto PLC	5,496	257,594
Rio Tinto, Ltd.	1,806	102,109
South32, Ltd.	24,318	34,967

		696,596

Metal-Iron - 0.3%

Cleveland-Cliffs, Inc.#	2,209	12,834
Fortescue Metals Group, Ltd.	6,741	43,975
Vale SA ADR	35,445	348,070

		404,879

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	636	14,883
John Bean Technologies Corp.	234	22,665
Stadler Rail AG†#	481	22,733
Towa Corp.	3,600	29,744

		90,025

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	440	8,989

Multimedia - 0.4%

E.W. Scripps Co., Class A	724	8,616
Nordic Entertainment Group AB, Class B	2,192	66,183
Walt Disney Co.	3,446	405,422

		480,221

Networking Products - 0.6%

Arista Networks, Inc.†	552	106,602
Cisco Systems, Inc.	14,806	591,204
Extreme Networks, Inc.†	1,454	7,314
LogMeIn, Inc.	1,639	139,700

		844,820

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	480	43,325
Waste Connections, Inc.	550	53,069
Waste Management, Inc.	870	96,405

		192,799

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	324	68,354

Office Furnishings-Original - 0.0%

Interface, Inc.	588	8,579

Office Supplies & Forms - 0.0%

Societe BIC SA	525	31,907

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	133	4,906
Nabors Industries, Ltd.	3,990	7,023
Valaris PLC#	2,036	7,513

		19,442

Oil Companies-Exploration & Production - 0.8%

Apache Corp.	1,140	28,409
Cabot Oil & Gas Corp.	1,610	22,427
Callon Petroleum Co.†#	4,425	10,045
Concho Resources, Inc.	420	28,568
ConocoPhillips	7,490	362,666
Devon Energy Corp.	1,170	19,001
Energean Oil & Gas PLC†	3,340	28,187
EOG Resources, Inc.	4,470	282,772
Hess Corp.	520	29,214
Inpex Corp.	5,200	45,267
Marathon Oil Corp.	111	919
Noble Energy, Inc.	1,352	21,402
Occidental Petroleum Corp.	6,220	203,643
PDC Energy, Inc.†	901	17,146
Pioneer Natural Resources Co.	240	29,467
QEP Resources, Inc.	3,569	8,030
SM Energy Co.	1,137	7,470
Southwestern Energy Co.†#	6,256	8,884
Tullow Oil PLC	27,820	12,278

		1,165,795

Oil Companies-Integrated - 2.0%

Chevron Corp.	10,751	1,003,498
Exxon Mobil Corp.	23,730	1,220,671
Petroleo Brasileiro SA ADR	16,925	204,793
Petroleo Brasileiro SA ADR (Preference Shares)	25,990	292,647

		2,721,609

Oil Field Machinery & Equipment - 0.0%

Dril-Quip, Inc.†	334	11,897

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	589	19,837
Marathon Petroleum Corp.	4,290	203,432
Petrobras Distribuidora SA	8,000	46,692
Phillips 66	2,942	220,238
Ultrapar Participacoes SA ADR	8,230	34,154
Valero Energy Corp.	671	44,454

		568,807

Oil-Field Services - 0.6%

Archrock, Inc.	1,210	8,530
Baker Hughes Co.	1,200	19,308
Halliburton Co.	1,710	29,002
Helix Energy Solutions Group, Inc.†	1,421	9,535
John Wood Group PLC	18,270	87,124
Matrix Service Co.†	552	6,668
Newpark Resources, Inc.†	2,103	7,382
Oceaneering International, Inc.†	1,055	11,120
Oil States International, Inc.†	769	6,083
ProPetro Holding Corp.†	857	7,507
Saipem SpA†	14,547	55,798
SBM Offshore NV#	2,981	47,068
Schlumberger, Ltd.	11,305	306,252
Subsea 7 SA	7,303	64,210
TechnipFMC PLC	1,210	17,956
TGS NOPEC Geophysical Co. ASA#	3,145	71,965

		755,508

Paper & Related Products - 0.1%

BillerudKorsnas AB	3,308	40,319
Holmen AB	1,638	46,342
Neenah, Inc.	190	10,976
Schweitzer-Mauduit International, Inc.	329	11,094
Suzano SA	9,200	78,465

		187,196

Pharmacy Services - 0.0%

CVS Health Corp.	658	38,940

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	107	11,152

Pipelines - 0.2%

Kinder Morgan, Inc.	16,200	310,554
Williams Cos., Inc.	297	5,658

		316,212

Power Converter/Supply Equipment - 0.2%

Schneider Electric SE	2,061	210,064
Vicor Corp.†	182	7,869

		217,933

Private Equity - 0.1%

Intermediate Capital Group PLC	5,400	111,367

Publishing-Books - 0.0%

Scholastic Corp.	389	12,483

Real Estate Investment Trusts - 2.3%

Acadia Realty Trust	778	17,770
Aedifica SA	729	95,062
Agree Realty Corp.	299	21,474
Alstria Office REIT-AG	4,427	83,862
American Assets Trust, Inc.	372	15,419
American Homes 4 Rent, Class A	731	18,926
American Tower Corp.	1,100	249,480
Apartment Investment & Management Co., Class A	66	3,157
Apollo Commercial Real Estate Finance, Inc.	986	15,973

Assura PLC	55,950	53,151
AvalonBay Communities, Inc.	340	68,201
Big Yellow Group PLC	3,840	52,668
Boston Properties, Inc.	397	51,189
Capstead Mtg. Corp.	2,008	14,257
CareTrust REIT, Inc.	851	17,760
Chatham Lodging Trust	994	13,856
Crown Castle International Corp.	1,030	147,589
Derwent London PLC	2,100	106,709
DiamondRock Hospitality Co.	1,727	15,750
Digital Realty Trust, Inc.#	500	60,055
Easterly Government Properties, Inc.	690	16,401
Equinix, Inc.	200	114,560
Equity Residential	1,162	87,266
Essential Properties Realty Trust, Inc.#	688	15,762
Essex Property Trust, Inc.	150	42,504
Extra Space Storage, Inc.	81	8,129
Four Corners Property Trust, Inc.	554	15,894
Franklin Street Properties Corp.	2,083	14,852
Global Net Lease, Inc.	824	15,203
Granite Point Mtg. Trust, Inc.	908	14,909
Great Portland Estates PLC	6,380	69,160
Hammerson PLC#	15,600	42,206
Hersha Hospitality Trust	952	10,977
Host Hotels & Resorts, Inc.	1,727	25,007
Independence Realty Trust, Inc.	1,141	15,130
Inmobiliaria Colonial Socimi SA	5,682	72,924
Innovative Industrial Properties, Inc.	154	14,159
Invesco Mtg. Capital, Inc.	1,234	19,843
Kimco Realty Corp.	441	7,651
Kite Realty Group Trust	947	15,294
Lexington Realty Trust	2,028	21,030
LondonMetric Property PLC	23,010	61,309
LTC Properties, Inc.	348	15,601
Merlin Properties Socimi SA	6,905	89,091
National Storage Affiliates Trust	517	17,444
New York Mtg. Trust, Inc.	3,088	17,602
Office Properties Income Trust	549	15,992
PennyMac Mtg. Investment Trust	740	15,318
Primary Health Properties PLC	34,320	63,806
Prologis, Inc.	1,490	125,577
Public Storage	411	85,948
Realty Income Corp.	868	62,834
Redwood Trust, Inc.	907	15,492
Retail Opportunity Investments Corp.	1,106	16,590
RPT Realty	1,240	16,070
SBA Communications Corp.	260	68,923
Shaftesbury PLC	5,460	55,863
Simon Property Group, Inc.	1,221	150,281
Summit Hotel Properties, Inc.	1,402	12,997
Tritax Big Box REIT PLC	41,220	69,075
UNITE Group PLC	6,720	98,235
Uniti Group, Inc.	1,702	16,612
Ventas, Inc.	860	46,242
Warehouses De Pauw CVA	2,212	59,827
Washington Prime Group, Inc.#	3,400	9,350
Washington Real Estate Investment Trust#	663	17,802
Welltower, Inc.	980	73,324
Weyerhaeuser Co.	1,800	46,764
Whitestone REIT#	1,341	16,481
Xenia Hotels & Resorts, Inc.	904	13,524

		3,155,143

Real Estate Management/Services - 0.4%

BR Malls Participacoes SA	14,300	52,251
Entra ASA*	3,975	62,640
Fabege AB	2,895	47,622
Fastighets AB Balder, Class B†	1,069	50,557
Hufvudstaden AB, Class A	1,411	25,385
Kungsleden AB	6,393	65,820
RE/MAX Holdings, Inc., Class A	339	9,882
Realogy Holdings Corp.	1,058	9,808
Relo Group, Inc.#	1,700	37,037
Wallenstam AB	1,616	19,810
Wihlborgs Fastigheter AB	5,056	97,098

		477,910

Real Estate Operations & Development - 0.5%

CA Immobilien Anlagen AG	1,577	64,318
Capital & Counties Properties PLC	17,120	43,737
Castellum AB	1,408	32,470
Grainger PLC	16,960	64,397
Grand City Properties SA	2,821	66,127
IMMOFINANZ AG	2,037	52,562
LEG Immobilien AG	726	86,751
Mitsui Fudosan Co., Ltd.	6,100	141,314
Nexity SA	1,660	76,837
Pandox AB	588	10,976
TAG Immobilien AG	1,748	42,326

		681,815

Recreational Vehicles - 0.0%

Dometic Group AB*	6,175	52,430

Recycling - 0.0%

Tomra Systems ASA	1,841	58,589

Rental Auto/Equipment - 0.1%

Localiza Rent a Car SA	15,545	172,209
Rent-A-Center, Inc.	493	10,496

		182,705

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A	752	9,874
Boot Barn Holdings, Inc.†	307	9,416
Caleres, Inc.	634	7,310
Children’s Place, Inc.#	174	10,022
Designer Brands, Inc., Class A#	772	10,430
Genesco, Inc.†	237	8,155
Guess?, Inc.	503	8,149
HUGO BOSS AG	1,252	54,826
Lojas Renner SA	17,440	207,865
Lululemon Athletica, Inc.†	220	47,830
Ross Stores, Inc.	838	91,158

		465,035

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc.	10	1,330
AutoZone, Inc.†	71	73,308
O’Reilly Automotive, Inc.†	202	74,481

		149,119

Retail-Automobile - 0.0%

Asbury Automotive Group, Inc.†	168	14,892
Group 1 Automotive, Inc.	154	13,125
Lithia Motors, Inc., Class A	178	21,210

		49,227

Retail-Bookstores - 0.1%

WH Smith PLC	2,640	65,727

Retail-Building Products - 0.6%

GMS, Inc.†	424	9,688
Home Depot, Inc.	2,688	585,554
Lowe’s Cos., Inc.	1,620	172,644
Nitori Holdings Co., Ltd.	500	69,289

		837,175

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	341	25,796
Dixons Carphone PLC	26,230	41,986

		67,782

Retail-Discount - 0.4%

B&M European Value Retail SA	18,780	80,812
Big Lots, Inc.	416	6,577
Costco Wholesale Corp.	91	25,584
Dollar General Corp.	529	79,508
Dollar Tree, Inc.†	538	44,670
Magazine Luiza SA	10,275	116,079
Pan Pacific International Holdings Corp.	5,300	87,349
Target Corp.	1,371	141,213
Walmart, Inc.	169	18,198

		599,990

Retail-Drug Store - 0.1%

Kusuri no Aoki Holdings Co., Ltd.	500	30,703
Raia Drogasil SA	4,400	117,972

		148,675

Retail-Home Furnishings - 0.0%

La-Z-Boy, Inc.	436	12,491

Retail-Jewelry - 0.0%

Signet Jewelers, Ltd.	488	11,380

Retail-Major Department Stores - 0.2%

Marks & Spencer Group PLC	40,140	82,641
TJX Cos., Inc.	2,546	152,251

		234,892

Retail-Misc./Diversified - 0.0%

PriceSmart, Inc.	212	11,806

Retail-Office Supplies - 0.0%

Office Depot, Inc.	5,251	12,340

Retail-Pet Food & Supplies - 0.0%

Pets at Home Group PLC	10,970	36,507

Retail-Pubs - 0.1%

JD Wetherspoon PLC	3,090	53,687

Mitchells & Butlers PLC†	7,890	33,917

		87,604

Retail-Restaurants - 0.6%

BJ’s Restaurants, Inc.	266	8,765
Bloomin’ Brands, Inc.	725	13,043
Chipotle Mexican Grill, Inc.†	41	31,717
Darden Restaurants, Inc.	136	13,260
Dave & Buster’s Entertainment, Inc.#	295	9,738
Dine Brands Global, Inc.#	151	12,359
Domino’s Pizza Group PLC	12,520	47,732
McDonald’s Corp.	1,624	315,332
Ruth’s Hospitality Group, Inc.	467	8,934
Shake Shack, Inc., Class A†#	255	15,157
Starbucks Corp.	2,862	224,467
Wingstop, Inc.	233	19,677
Yum! Brands, Inc.	630	56,227

		776,408

Rubber-Tires - 0.0%

Cooper Tire & Rubber Co.	556	14,172

Rubber/Plastic Products - 0.1%

Essentra PLC	7,890	36,576
Hexpol AB	8,425	63,652
Proto Labs, Inc.†	214	18,755
Raven Industries, Inc.	448	12,862
Trinseo SA	396	8,664

		140,509

Satellite Telecom - 0.0%

Iridium Communications, Inc.†	746	20,194

Savings & Loans/Thrifts - 0.1%

Axos Financial, Inc.†	501	12,480
Banc of California, Inc.	814	12,479
Brookline Bancorp, Inc.	825	11,443
Dime Community Bancshares, Inc.	788	13,223
Northfield Bancorp, Inc.	1,365	19,287
Northwest Bancshares, Inc.	561	7,792
Pacific Premier Bancorp, Inc.	514	13,277
Provident Financial Services, Inc.	2,133	42,617
Sterling Bancorp	113	1,873
Washington Federal, Inc.	487	14,605

		149,076

Schools - 0.0%

Perdoceo Education Corp.†	662	9,884
Strategic Education, Inc.	166	24,465

		34,349

Security Services - 0.1%

G4S PLC	34,350	75,672
Loomis AB, Series B	1,570	55,072

		130,744

Seismic Data Collection - 0.0%

CGG SA†	10,479	28,794

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	1,650	179,932
Maxim Integrated Products, Inc.	1,382	76,867
MaxLinear, Inc.†	589	9,106
NXP Semiconductors NV	2,446	278,086

Power Integrations, Inc.	211	18,368
QUALCOMM, Inc.	4,858	380,381
Renesas Electronics Corp.†	15,800	94,538

		1,037,278

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	2,073	120,483
ASM International NV	611	71,645
ASM Pacific Technology, Ltd.	7,800	94,118
BE Semiconductor Industries NV	1,623	63,432
Brooks Automation, Inc.	562	19,395
Cohu, Inc.	447	9,150
FormFactor, Inc.†	612	13,690
KLA Corp.	290	44,576
Kulicke & Soffa Industries, Inc.	631	14,406
Lam Research Corp.	413	121,187
Onto Innovation, Inc.†	407	12,442
Siltronic AG	476	44,819
Teradyne, Inc.	1,051	61,757
Ultra Clean Holdings, Inc.†	418	8,740

		699,840

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	21	4,316

Soap & Cleaning Preparation - 0.0%

Church & Dwight Co., Inc.	355	24,680

Software Tools - 0.2%

VMware, Inc., Class A†#	2,652	319,619

Steel Pipe & Tube - 0.0%

Maruichi Steel Tube, Ltd.#	300	7,250

Steel-Producers - 0.3%

Acerinox SA	6,726	63,197
AK Steel Holding Corp.†	3,495	8,073
APERAM SA	890	26,845
BlueScope Steel, Ltd.	2,504	19,178
Evraz PLC	2,471	10,719
Gerdau SA ADR#	19,707	73,704
JFE Holdings, Inc.#	2,400	22,122
Maanshan Iron & Steel Co., Ltd.#	6,000	2,206
Nippon Steel Corp.	3,900	43,695
Nucor Corp.	1,521	62,893
Reliance Steel & Aluminum Co.	93	9,513
SSAB AB, Class B	19,401	56,299
Steel Dynamics, Inc.	1,068	28,441
thyssenkrupp AG†	1,967	18,989
voestalpine AG	564	12,450

		458,324

Steel-Specialty - 0.0%

Hitachi Metals, Ltd.	1,100	16,033

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	370	14,426

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	1,550	36,983
Viavi Solutions, Inc.†	1,743	22,990

		59,973

Telecom Services - 0.1%

Spok Holdings, Inc.	913	9,093
TalkTalk Telecom Group PLC	31,590	44,782
Vonage Holdings Corp.†	1,829	16,388

		70,263

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.	4,491	95,299
Spirent Communications PLC	18,230	49,732

		145,031

Telephone-Integrated - 1.0%

AT&T, Inc.	15,984	562,957
CenturyLink, Inc.	559	6,747
Freenet AG	3,609	70,394
Nippon Telegraph & Telephone Corp.	6,000	140,372
Shenandoah Telecommunications Co.	372	16,528
SoftBank Group Corp.	2,000	92,141
Verizon Communications, Inc.	8,681	470,163

		1,359,302

Television - 0.1%

Future PLC	2,190	32,788
ION Media Networks, Inc.†(1)(2)	18	14,283
ProSiebenSat.1 Media SE	4,785	58,156

		105,227

Theaters - 0.0%

Cineworld Group PLC#	22,500	45,434

Tobacco - 0.1%

Altria Group, Inc.	847	34,193
Philip Morris International, Inc.	238	19,485
Universal Corp.	215	10,610
Vector Group, Ltd.	909	10,563

		74,851

Tools-Hand Held - 0.0%

Snap-on, Inc.	71	10,277
Stanley Black & Decker, Inc.	310	44,547

		54,824

Toys - 0.1%

Bandai Namco Holdings, Inc.	400	19,871
Games Workshop Group PLC	670	54,564

		74,435

Transactional Software - 0.1%

SimCorp A/S	818	78,750
Worldline SA†*	725	56,083

		134,833

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.	371	8,989

Transport-Marine - 0.1%

Dfds A/S	984	34,187
Euronav NV	5,398	49,685
SEACOR Holdings, Inc.†	305	11,377

		95,249

Transport-Rail - 0.5%

Central Japan Railway Co.	300	49,268
CSX Corp.	2,367	166,755
Kansas City Southern	15	2,260

Norfolk Southern Corp.	568	103,575
Rumo SA†	12,000	56,674
Tokyu Corp.	4,800	73,467
Union Pacific Corp.	1,450	231,724

		683,723

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.	310	21,359
Echo Global Logistics, Inc.†	521	9,612
Expeditors International of Washington, Inc.	62	4,366
FedEx Corp.	500	70,585
FirstGroup PLC†	27,650	41,766
Forward Air Corp.	246	14,516
Hub Group, Inc., Class A†	295	13,638
Matson, Inc.	391	12,985
National Express Group PLC	9,470	51,744
Royal Mail PLC	17,860	37,448
Sankyu, Inc.	1,400	59,426
United Parcel Service, Inc., Class B	1,606	145,327

		482,772

Transport-Truck - 0.0%

Saia, Inc.†	207	18,073

Travel Services - 0.0%

HIS Co., Ltd.	1,300	25,573

Veterinary Diagnostics - 0.0%

Neogen Corp.†	410	24,908

Veterinary Products - 0.1%

Dechra Pharmaceuticals PLC	2,520	86,578

Vitamins & Nutrition Products - 0.0%

USANA Health Sciences, Inc.†	135	8,924

Water - 0.1%

American States Water Co.	244	18,688
California Water Service Group	372	17,841
Pennon Group PLC	9,350	130,297

		166,826

Water Treatment Systems - 0.0%

Kurita Water Industries, Ltd.	1,100	28,330

Web Hosting/Design - 0.4%

GoDaddy, Inc., Class A†	2,000	139,960
NIC, Inc.	678	12,400
Shopify, Inc., Class A†	667	309,028
VeriSign, Inc.†	229	43,453

		504,841

Web Portals/ISP - 1.7%

Alphabet, Inc., Class A†	610	816,942
Alphabet, Inc., Class C†	694	929,495
Baidu, Inc. ADR†	1,908	228,922
NAVER Corp.	1,471	213,799
United Internet AG	2,917	87,757

		2,276,915

Wire & Cable Products - 0.0%

Encore Wire Corp.	212	10,382

Wireless Equipment - 0.0%

Motorola Solutions, Inc.	310	51,361

X-Ray Equipment - 0.0%

Varex Imaging Corp.†	485	11,262

Total Common Stocks
(cost $92,315,489)		89,668,033

EXCHANGE-TRADED FUNDS - 3.2%

iShares Core S&P Small-Cap ETF	577	42,000
SPDR S&P 500 Trust ETF	151	44,735
iShares MSCI India ETF#	126,800	4,081,692
iShares MSCI Europe Small-Cap ETF	3,900	193,468
iShares Russell 1000 Growth ETF	105	17,637

Total Exchange-Traded Funds
(cost $4,612,695)		4,379,532

RIGHTS - 0.0%
Real Estate Operations & Development - 0.0%

BUWOG AG†#(1)
Expires 12/31/2099
(cost $0)	1,461	0

ASSET BACKED SECURITIES - 5.8%
Diversified Financial Services - 5.8%

BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	$385,000	393,210
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	211,015
Kingsland VIII, Ltd. FRS Series 2018-8A, Class B 3.30% (3 ML+1.48%) due 04/20/2031*(3)	7,500,000	7,351,500
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	78,000	79,784

Total Asset Backed Securities
(cost $8,155,393)		8,035,509

U.S. CORPORATE BONDS & NOTES - 0.0%
Metal-Copper - 0.0%

Southern Copper Corp. Senior Notes 3.88% due 04/23/2025 (cost $37,013)	35,000	37,346

FOREIGN CORPORATE BONDS & NOTES - 2.3%
Banks-Commercial - 0.3%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	200,000	207,019
First Abu Dhabi Bank PJSC Senior Notes 3.00% due 03/30/2022	200,000	203,500

		410,519

Cellular Telecom - 0.1%

Turkcell Iletisim Hizmetleri AS Senior Notes 5.80% due 04/11/2028	200,000	196,609

Coal - 0.1%

Indika Energy Capital III Pte, Ltd. Senior Sec. Notes 5.88% due 11/09/2024		200,000	183,739

Diamonds/Precious Stones - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		200,000	119,000

Electric-Generation - 0.1%

Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*		200,000	199,000

Electric-Integrated - 0.2%

Orazul Energy Egenor SCA Company Guar. Notes 5.63% due 04/28/2027		200,000	205,000

Energy-Alternate Sources - 0.2%

ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024		200,000	208,263

Finance-Commercial - 0.1%

Unifin Financiera SAB de CV Company Guar. Notes 7.38% due 02/12/2026		200,000	199,361

Independent Power Producers - 0.3%

Cometa Energia SA de CV Senior Sec. Notes 6.38% due 04/24/2035		193,800	224,721
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029		200,000	216,002

			440,723

Multimedia - 0.1%

Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030#*		200,000	200,000

Oil Companies-Exploration & Production - 0.2%

Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026		200,000	209,965

Oil Companies-Integrated - 0.2%

Ecopetrol SA Senior Notes 5.88% due 05/28/2045		30,000	35,850
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029		200,000	212,570

			248,420

Real Estate Operations & Development - 0.3%

Country Garden Holdings Co., Ltd. Senior Sec .Notes 7 7.25% due 04/08/2026		200,000	216,275
Yuzhou Properties Co., Ltd. Senior Sec. Notes 8.50% due 02/26/2024		200,000	205,626

			421,901

Total Foreign Corporate Bonds & Notes
(cost $3,303,363)			3,242,500

FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
Sovereign - 3.3%

Commonwealth of Australia Senior Notes 2.25% due 05/21/2028	AUD	32,000	23,319
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	63,000	55,706
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	110,000	205,455
Government of Canada Bonds 2.00% due 09/01/2023	CAD	34,000	26,107
Government of Canada Bonds 2.25% due 02/01/2021	CAD	39,000	29,296
Government of Canada Bonds 2.75% due 06/01/2022	CAD	51,000	39,337
Government of France Bonds 0.75% due 05/25/2028	EUR	69,000	83,504
Government of France Bonds 1.00% due 05/25/2027	EUR	104,000	127,052
Government of France Bonds 2.50% due 05/25/2030	EUR	121,000	172,129
Government of France Bonds 3.25% due 05/25/2045	EUR	36,000	68,187

Government of Japan Senior Notes 0.10% due 06/01/2021	JPY	3,100,000	28,860
Government of Japan Senior Notes 0.10% due 07/01/2021	JPY	9,500,000	88,467
Government of Japan Senior Notes 0.10% due 03/20/2022	JPY	14,300,000	133,556
Government of Japan Senior Notes 0.10% due 12/20/2022	JPY	20,000,000	187,339
Government of Japan Senior Notes 0.10% due 09/20/2023	JPY	13,300,000	124,899
Government of Japan Senior Notes 0.10% due 12/20/2023	JPY	10,000,000	93,987
Government of Japan Senior Notes 0.50% due 03/20/2038	JPY	3,300,000	32,671
Government of Japan Senior Notes 0.50% due 12/20/2038	JPY	5,000,000	49,448
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	12,900,000	129,821
Government of Japan Senior Notes 0.60% due 12/20/2037	JPY	3,800,000	38,244
Government of Japan Senior Notes 0.70% due 03/20/2037	JPY	11,000,000	112,388
Government of Japan Senior Notes 0.80% due 06/20/2022	JPY	19,700,000	187,082
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	19,600,000	186,640
Government of Japan Senior Notes 1.00% due 12/20/2021	JPY	13,200,000	125,128
Government of Japan Senior Notes 1.00% due 03/20/2022	JPY	19,600,000	186,402
Government of Japan Senior Notes 2.00% due 06/20/2025	JPY	3,200,000	33,272
Government of Japan Senior Notes 2.10% due 12/20/2024	JPY	3,500,000	36,168
Government of Japan Senior Notes 2.20% due 03/20/2041	JPY	4,200,000	55,202
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	5,600,000	72,857
Government of Japan Senior Notes 2.40% due 03/20/2048	JPY	4,100,000	59,901
Government of Japan Senior Bonds 2.90% due 11/20/2030	JPY	3,200,000	39,327
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	37,000	74,784
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	22,000	24,817
Kingdom of Spain Senior Notes 2.15% due 10/31/2025*	EUR	51,000	63,349
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	94,000	121,134
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	108,000	149,790
Kingdom of Spain Senior Notes 4.80% due 01/31/2024*	EUR	18,000	23,791
Kingdom of Spain Bonds 5.15% due 10/31/2028*	EUR	14,000	22,046
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	47,000	71,449
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	210,000	36,049
Portuguese Republic Senior Notes 1.95% due 06/15/2029*	EUR	19,000	24,214
Portuguese Republic Senior Notes 4.10% due 04/15/2037*	EUR	38,000	64,352
Portuguese Republic Senior Notes 4.10% due 02/15/2045*	EUR	19,000	34,641
Portuguese Republic Senior Notes 4.13% due 04/14/2027*	EUR	43,000	61,033
Republic of Italy Bonds 2.50% due 11/15/2025	EUR	53,000	64,589
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	65,000	82,201
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	118,000	158,887
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	14,000	23,370
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	64,000	99,828
Republic of Italy Bonds 7.25% due 11/01/2026	EUR	45,000	70,589
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	16,000	23,247
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	62,000	124,701
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	45,000	88,311
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	88,000	201,350

Total Foreign Government Obligations
(cost $4,453,737)			4,540,273

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.1%
3.38% due 05/15/2044	20,000	26,851
3.63% due 02/15/2044	19,000	26,440
3.75% due 11/15/2043	27,000	38,207

		91,498

United States Treasury Notes - 0.6%
1.38% due 06/30/2023	25,000	25,396
1.50% due 09/30/2021	150,000	151,260
1.50% due 01/15/2023	550,000	559,625
1.88% due 04/30/2022	64,000	65,337
1.88% due 07/31/2022	25,000	25,588
2.00% due 10/31/2022	24,000	24,705

		851,911

Total U.S. Government Treasuries
(cost $910,274)		943,409

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(1)†	45,000	4
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	550
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)†	69,000	7

Total Escrows And Litigation Trusts
(cost $0)		568

Total Long-Term Investment Securities
(cost $113,787,964)		110,847,170

SHORT-TERM INVESTMENT SECURITIES - 9.5%
Registered Investment Companies - 8.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(5)	11,178,125	11,178,125
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(4)(5)	672,354	672,354

		11,850,479

U.S. Government Treasuries - 0.9%

United States Treasury Bills 1.46% due 06/04/2020(6)	1,230,000	1,225,977
1.49% due 06/04/2020(6)	110,000	109,640

		1,335,617

Total Short-Term Investment Securities
(cost $13,185,324)		13,186,096

TOTAL INVESTMENTS
(cost $126,973,288)	89.7%	124,033,266
Other assets less liabilities	10.3	14,241,061

NET ASSETS	100.0%	$138,274,327

#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $10,474,047 representing 7.6% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	3/5/2014	18	$0	$14,283	793	0.01%

(3)	Collateralized Loan Obligation
(4)

At February 29, 2020, the Fund had loaned securities with a total value of $6,297,103. This was secured by collateral of $672,354, which was received in cash and subsequently invested in short-term investments currently valued at $672,354 as reported in the Portfolio of Investments. Additional collateral of $6,000,704 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$19,450
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	18,073
Government National Mtg. Assoc.	2.50%	9/20/2046	6,003
United States Treasury Bills	0.00%	04/07/2020 to 06/18/2020	28,040
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 05/15/2049	5,929,138

(5)	The rate shown is the 7-day yield as of February 29, 2020.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CVA - Certification Van Aandelen (Dutch Cert.)

CVR - Contingent Value Rights

ETF - Exchange-Traded Funds

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Euronext Brussels - Euronext Stock Exchange, Brussels

EUR - Euro Currency

GBP - British Pounds

JPY - Japanese Yen

SEK - Swedish Krona

FRS - Floating Rate Security

The rates shown on the FRS is the current interest rate as of February 29, 2020, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3 ML - 3 Month USD LIBOR

Futures Contracts

Number
of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation

22	Short	MSCI Emerging Markets Index	March 2020	$1,127,532	$1,109,680	$17,852
4	Short	Russell 1000 E-mini Value Index	March 2020	269,060	236,520	32,540
28	Short	Russell 1000 E-mini Growth Index	March 2020	2,468,956	2,356,760	112,196
68	Short	FTSE 100 Index	March 2020	5,907,596	5,819,092	88,504
37	Short	Topix Index	March 2020	5,712,192	5,137,362	574,830
114	Short	S&P 500 E-mini Index	March 2020	18,222,167	16,821,270	1,400,897

						$2,226,819

						Unrealized
						(Depreciation)
5	Long	MSCI Europe Index	March 2020	$358,086	$317,350	$(40,736)
166	Long	FTSA China A50 Index	March 2020	2,257,725	2,201,160	(56,565)
28	Long	Nikkei 225 Index	March 2020	3,280,293	2,944,200	(336,093)
19	Short	U.S. Treasury 5 Year Notes	June 2020	2,310,244	2,332,250	(22,006)
44	Short	U.S. Treasury 10 Year Notes	June 2020	5,852,596	5,929,000	(76,404)

						$(531,804)

		Net Unrealized Appreciation (Depreciation)				$1,695,015

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International Plc	AUD	587,800	USD	404,204	03/18/2020	$21,136	$—
	CAD	126,600	USD	96,330	03/18/2020	2,008	—
	EUR	1,716,000	USD	1,923,175	03/18/2020	27,007	—
	EUR	33,000	USD	36,352	06/17/2020	—	(294)
	GBP	306,600	USD	409,047	03/18/2020	15,771	—
	JPY	190,596,200	USD	1,752,239	03/18/2020	—	(16,294)
	JPY	34,933,000	USD	320,427	06/17/2020	—	(5,108)
	SEK	332,300	USD	35,671	03/18/2020	1,064	—
	USD	319,553	AUD	469,700	03/18/2020	—	(13,450)
	USD	95,526	JPY	10,478,900	03/18/2020	1,708	—

						68,694	(35,146)

Morgan Stanley Capital Services, Inc.	AUD	280,000	USD	192,171	03/18/2020	9,696	—
	CAD	930,000	USD	699,372	03/18/2020	6,489	—
	EUR	1,660,000	USD	1,842,938	03/18/2020	8,649	—
	JPY	95,400,000	USD	874,056	03/18/2020	—	(11,156)
	KRW	4,010,400,000	USD	3,375,752	03/18/2020	72,981	—
	SEK	14,130,000	USD	1,466,780	03/18/2020	—	(4,758)
	USD	691,570	AUD	1,000,000	03/18/2020	—	(39,873)
	USD	1,501,054	CAD	1,980,000	03/18/2020	—	(25,885)
	USD	1,603,094	CHF	1,570,000	03/18/2020	25,948	—
	USD	1,460,370	CNH	10,290,000	03/18/2020	13,645	—
	USD	15,897,040	EUR	14,210,000	03/18/2020	—	(195,090)
	USD	1,499,308	GBP	1,150,000	03/18/2020	—	(24,203)
	USD	7,412,965	JPY	805,050,000	03/18/2020	57,056	—
	USD	3,321,325	KRW	4,010,400,000	03/18/2020	—	(18,554)

						194,464	(319,519)

Net Unrealized Appreciation/(Depreciation)						$263,158	$(354,665)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Yuan Renminbi Offshore

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

SEK - Swedish Krona

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals-Plastics	$—	$44,721	**	$337	$45,058
Medical-Biomedical/Gene	214,118	220,745	#	—	434,863
Television	—	90,944	**	14,283	105,227
Other Industries	62,830,389	26,252,496	**	—	89,082,885
Exchange-Traded Funds	4,379,532	—		—	4,379,532
Rights	—	—		0	0
Asset Backed Securities	—	8,035,509		—	8,035,509
U.S. Corporate Bonds & Notes	—	37,346		—	37,346
Foreign Corporate Bonds & Notes	—	3,242,500		—	3,242,500
U.S. Government Treasuries	—	943,409		—	943,409
Foreign Government Obligations	—	4,540,273		—	4,540,273
Escrows and Lititgation Trusts	—	550		18	568
Short-Term Investment Securities:
Registered Investment Companies	11,850,479	—		—	11,850,479
U.S. Government Treasuries	—	1,335,617		—	1,335,617

Total Investments at Value	$79,274,518	$44,744,110		$14,638	$124,033,266

Other Financial Instruments:†

Futures Contracts	$1,563,485	$663,334		$—	$2,226,819
Forward Foreign Currency Contracts	—	263,158		—	$263,158

Total Other Financial Instruments	$1,563,485	$926,492		$—	$2,489,977

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$531,804	$—		$—	$531,804
Forward Foreign Currency Contracts	—	354,665		—	$354,665

Total Other Financial Instruments	$531,804	$354,665		$—	$886,469

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
#	Amount includes $211,026 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.8%
Aerospace/Defense - 2.1%

Boeing Co.	50,427	$13,872,972
Northrop Grumman Corp.	9,281	3,051,964

		16,924,936

Aerospace/Defense-Equipment - 0.3%

L3Harris Technologies, Inc.	11,434	2,260,845

Airlines - 0.2%

United Airlines Holdings, Inc.†	18,987	1,169,409

Apparel Manufacturers - 0.0%

VF Corp.	1,601	115,272

Applications Software - 11.7%

Intuit, Inc.	59,657	15,859,814
Microsoft Corp.	267,272	43,300,737
salesforce.com, Inc.†	97,096	16,545,158
ServiceNow, Inc.†	56,480	18,417,563

		94,123,272

Athletic Footwear - 0.5%

NIKE, Inc., Class B	46,027	4,113,893

Auto-Cars/Light Trucks - 0.1%

Ferrari NV	4,647	733,064

Auto/Truck Parts & Equipment-Original - 0.3%

Aptiv PLC	31,930	2,494,052

Banks-Fiduciary - 0.2%

State Street Corp.	25,852	1,760,780

Brewery - 0.0%

Constellation Brands, Inc., Class A	1,287	221,853

Casino Hotels - 0.1%

Wynn Resorts, Ltd.	10,541	1,138,217

Coatings/Paint - 0.2%

Sherwin-Williams Co.	2,613	1,350,268

Commercial Services - 0.7%

Cintas Corp.	3,240	864,237
CoStar Group, Inc.†	6,986	4,663,784

		5,528,021

Commercial Services-Finance - 5.1%

Automatic Data Processing, Inc.	3,200	495,168
Equifax, Inc.	14,500	2,059,580
FleetCor Technologies, Inc.†	11,434	3,039,043
Global Payments, Inc.	88,109	16,209,413
IHS Markit, Ltd.	11,236	800,453
PayPal Holdings, Inc.†	124,497	13,444,431
S&P Global, Inc.	18,049	4,799,409

		40,847,497

Computer Aided Design - 0.2%

Synopsys, Inc.†	12,978	1,790,056

Computer Software - 0.8%

Splunk, Inc.†	44,835	6,605,541

Computers - 3.0%

Apple, Inc.	88,378	24,159,010

Data Processing/Management - 3.5%

DocuSign, Inc.†	26,311	2,270,902
Fidelity National Information Services, Inc.	99,115	13,848,348
Fiserv, Inc.†	110,589	12,094,013

		28,213,263

Decision Support Software - 0.0%

MSCI, Inc.	900	265,896

Diagnostic Equipment - 2.2%

Danaher Corp.	65,059	9,406,230
Thermo Fisher Scientific, Inc.	29,603	8,608,553

		18,014,783

Disposable Medical Products - 0.0%

Teleflex, Inc.	539	180,576

Diversified Banking Institutions - 0.7%

Citigroup, Inc.	2,991	189,809
Goldman Sachs Group, Inc.	9,805	1,968,550
JPMorgan Chase & Co.	1,099	127,605
Morgan Stanley	78,180	3,520,445

		5,806,409

Diversified Financial Services - 0.2%

ANT International Co., Ltd., Class C†(1)(2)	273,650	1,759,570

Diversified Manufacturing Operations - 0.2%

General Electric Co.	109,200	1,188,095

Drug Delivery Systems - 1.0%

Becton Dickinson and Co.	32,783	7,796,453

E-Commerce/Products - 13.8%

Alibaba Group Holding, Ltd. ADR†	172,813	35,945,104
Amazon.com, Inc.†	40,067	75,476,211

		111,421,315

E-Commerce/Services - 1.8%

Booking Holdings, Inc.†	5,260	8,919,172
IAC/InterActiveCorp†	21,226	4,328,830
Match Group, Inc.†#	873	56,745
Trip.com Group, Ltd. ADR†	33,699	1,023,102

		14,327,849

Electric-Distribution - 0.2%

Sempra Energy	9,723	1,359,081

Electric-Integrated - 0.0%

NextEra Energy, Inc.	260	65,718

Electronic Components-Semiconductors - 1.7%

Advanced Micro Devices, Inc.†	59,800	2,719,704
Broadcom, Inc.	229	62,430
Marvell Technology Group, Ltd.	124,801	2,658,261
Microchip Technology, Inc.#	4,873	442,030
NVIDIA Corp.	24,341	6,573,774
Texas Instruments, Inc.	10,879	1,241,729

		13,697,928

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.	1,853	142,811
Fortive Corp.	3,884	268,617
Roper Technologies, Inc.	15,315	5,386,286

		5,797,714

Enterprise Software/Service - 1.7%

Atlassian Corp. PLC, Class A†	14,296	2,072,348
Coupa Software, Inc.†	2,100	314,475
Paycom Software, Inc.†	6,537	1,847,683

Veeva Systems, Inc., Class A†	6,300	894,411
Workday, Inc., Class A†	51,178	8,866,589

		13,995,506

Entertainment Software - 0.2%

Electronic Arts, Inc.†	12,150	1,231,645

Finance-Credit Card - 7.0%

Mastercard, Inc., Class A	89,879	26,087,380
Visa, Inc., Class A	165,366	30,056,924

		56,144,304

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	54,790	2,232,693
TD Ameritrade Holding Corp.	79,161	3,342,969

		5,575,662

Finance-Other Services - 0.5%

Intercontinental Exchange, Inc.	44,927	4,008,387

Hotels/Motels - 0.8%

Hilton Worldwide Holdings, Inc.	34,138	3,318,214
Marriott International, Inc., Class A	21,684	2,688,816

		6,007,030

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	385	84,550
Linde PLC†	13,460	2,570,994

		2,655,544

Instruments-Controls - 0.2%

Honeywell International, Inc.	11,018	1,786,789

Insurance Brokers - 1.3%

Marsh & McLennan Cos., Inc.	28,258	2,954,656
Willis Towers Watson PLC	39,896	7,550,318

		10,504,974

Insurance-Multi-line - 0.3%

Chubb, Ltd.	15,715	2,279,146

Internet Content-Entertainment - 8.5%

Facebook, Inc., Class A†	265,902	51,178,158
Netflix, Inc.†	46,994	17,342,196

		68,520,354

Internet Content-Information/News - 2.8%

Spotify Technology SA†	14,982	2,054,332
Tencent Holdings, Ltd.	408,100	20,129,697

		22,184,029

Medical Instruments - 1.4%

Intuitive Surgical, Inc.†	20,852	11,134,134

Medical Products - 1.7%

Abbott Laboratories	4,226	325,529
Stryker Corp.	70,005	13,342,253

		13,667,782

Medical-Biomedical/Gene - 2.4%

Alexion Pharmaceuticals, Inc.†	22,554	2,120,753
Amgen, Inc.	571	114,046
Biogen, Inc.†	2,600	801,814
Exact Sciences Corp.†#	18,845	1,525,503
Incyte Corp.†	3,335	251,492
Regeneron Pharmaceuticals, Inc.†	1,000	444,570
Seattle Genetics, Inc.†	3,900	444,054
Vertex Pharmaceuticals, Inc.†	61,648	13,811,001

		19,513,233

Medical-Drugs - 0.4%

AbbVie, Inc.	13,600	1,165,656
Zoetis, Inc.	12,900	1,718,667

		2,884,323

Medical-HMO - 3.1%

Anthem, Inc.	21,147	5,436,682
Centene Corp.†	102,475	5,433,225
UnitedHealth Group, Inc.	56,240	14,338,950

		25,208,857

Medical-Hospitals - 0.5%

HCA Healthcare, Inc.	33,137	4,208,730

Oil Companies-Exploration & Production - 0.1%

Concho Resources, Inc.	661	44,961
Pioneer Natural Resources Co.	3,226	396,088

		441,049

Pharmacy Services - 1.7%

Cigna Corp.	76,047	13,912,038

Real Estate Investment Trusts - 0.0%

American Tower Corp.	192	43,546

Retail-Apparel/Shoe - 1.4%

Lululemon Athletica, Inc.†	18,138	3,943,383
Ross Stores, Inc.	70,041	7,619,060

		11,562,443

Retail-Discount - 1.3%

Dollar General Corp.	62,984	9,466,495
Dollar Tree, Inc.†	16,299	1,353,306

		10,819,801

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	29,696	1,775,821

Retail-Restaurants - 0.3%

Chipotle Mexican Grill, Inc.†	900	696,222
McDonald’s Corp.	2,900	563,093
Restaurant Brands International, Inc.	3,299	192,991
Yum! Brands, Inc.	9,551	852,427

		2,304,733

Semiconductor Components-Integrated Circuits - 0.3%

Maxim Integrated Products, Inc.	13,395	745,030
QUALCOMM, Inc.	19,378	1,517,297

		2,262,327

Semiconductor Equipment - 0.9%

Applied Materials, Inc.	66,087	3,840,977
KLA Corp.	3,713	570,725
Lam Research Corp.	9,379	2,752,080

		7,163,782

Software Tools - 0.4%

VMware, Inc., Class A†	23,865	2,876,210

Tobacco - 0.0%

Philip Morris International, Inc.	45	3,684

Transport-Rail - 0.8%

Canadian Pacific Railway, Ltd.	7,305	1,817,265
Kansas City Southern	5,723	862,342
Norfolk Southern Corp.	8,767	1,598,662
Union Pacific Corp.	12,006	1,918,679

		6,196,948

Web Portals/ISP - 7.1%

Alphabet, Inc., Class A†	7,951	10,648,377
Alphabet, Inc., Class C†	34,435	46,119,828

		56,768,205

Wireless Equipment - 0.0%

Motorola Solutions, Inc.	430	71,242

Total Long-Term Investment Securities
(cost $484,961,584)		802,942,894

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(3)	500,597	500,597
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(3)(4)	119,308	119,308
T. Rowe Price Government Reserve Fund 1.59(3)	2,448,424	2,448,424

Total Short-Term Investment Securities
(cost $3,068,329)		3,068,329

TOTAL INVESTMENTS
(cost $488,029,913)	100.2%	806,011,223
Liabilities in excess of other assets	(0.2)	(1,207,979)

NET ASSETS	100.0%	$804,803,244

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,759,570	$6.43	0.22%

(3)	The rate shown is the 7-day yield as of February 29, 2020.
(4)

At February 29, 2020, the Fund had loaned securities with a total value of $1,091,653. This was secured by collateral of $119,308, which was received in cash and subsequently invested in short-term investments currently valued at $119,308 as reported in the Portfolio of Investments. Additional collateral of $997,251 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Notes/Bonds	zero coupon to 6.13%	04/15/2020 to 02/15/2050	$997,251

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—		$1,759,570	$1,759,570
Other Industries	781,053,627	20,129,697	**	—	801,183,324
Short-Term Investment Securities	3,068,329	—		—	3,068,329

Total Investments at Value	$784,121,956	20,129,697		$1,759,570	$806,011,223

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.5%
Diversified Financial Services - 3.5%

American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$125,000	$127,651
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	101,354
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	262,000	267,465
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	80,000	88,419
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	431,494
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	195,387
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	564,042
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 2.66% (1 ML+1.00%) due 04/15/2034*(1)	100,000	99,940
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	200,000	202,709
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	230,000	234,626
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	257,344
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	211,995	223,157
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	125,000	137,642
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,812,350
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	130,000	134,403
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	125,100
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	201,993
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	75,000	76,152
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	22,854	22,844
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	23,000	23,448
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	410,000	480,738
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	200,000	213,137
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	618,352	630,301
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	31,000	31,709
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	58,850	58,900
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	34,218
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(2)	790,000	857,882
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.56% (1 ML+0.90%) due 12/15/2033*(1)	250,000	249,774
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	270,000	280,861
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	104,697
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	233,678
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	102,075
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	101,726

Total Asset Backed Securities
(cost $8,400,029)		8,707,216

U.S. CORPORATE BONDS & NOTES - 22.7%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	88,000	96,970
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	361,000	363,895

		460,865

Aerospace/Defense - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	344,000	378,294
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	238,000	238,516

		616,810

Aerospace/Defense-Equipment - 0.0%

L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	35,000	37,208

Auto-Cars/Light Trucks - 0.7%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	177,000	180,390
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	257,000	258,093
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	200,000	200,293
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	164,000	172,848
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	116,000	118,327
Toyota Motor Credit Corp. Senior Notes 2.15% due 02/13/2030	296,000	299,710
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	244,000	261,703
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*	200,000	202,578

		1,693,942

Auto-Heavy Duty Trucks - 0.1%

PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022#	132,000	134,411

Auto/Truck Parts & Equipment-Original - 0.1%

Lear Corp. Senior Notes 5.25% due 05/15/2049	127,000	133,323

Banks-Commercial - 1.3%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	690,000	788,393
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	55,000	55,822
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	340,000	360,473
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	123,000	137,324
Discover Bank Senior Notes 2.70% due 02/06/2030	250,000	252,740
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	289,000	424,723
SunTrust Bank Senior Notes 3.20% due 04/01/2024#	412,000	436,307
SunTrust Bank Senior Notes 3.50% due 08/02/2022	172,000	176,754
Synovus Bank Senior Notes 2.29% due 02/10/2023	250,000	253,023
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	397,000	416,355

		3,301,914

Banks-Super Regional - 0.6%

Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	842,000	944,311
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022	581,000	585,314

		1,529,625

Beverages-Non-alcoholic - 0.2%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	282,000	316,250
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	176,000	186,117

		502,367

Brewery - 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	205,000	252,734
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	334,000	400,907
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	132,000	179,378

		833,019

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	181,000	219,110

Building & Construction Products-Misc. - 0.1%

Owens Corning Senior Notes 4.30% due 07/15/2047	333,000	370,306

Building Products-Air & Heating - 0.2%

Carrier Global Corp. Company Guar. Notes 3.38% due 04/05/2040*	287,000	295,013
Carrier Global Corp. Company Guar. Notes 3.58% due 04/05/2050*	251,000	258,592

		553,605

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	188,000	206,270

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	137,000	144,587

Cable/Satellite TV - 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	173,000	186,937
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	31,000	35,967
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	99,000	130,761
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	301,000	311,058
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	64,000	74,511
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	235,000	293,541
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	219,000	285,132

		1,317,907

Chemicals-Diversified - 0.1%

LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	251,000	266,027

Chemicals-Specialty - 0.3%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	222,000	226,608
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	241,000	265,510
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	137,000	207,296

		699,414

Computer Services - 0.3%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023	628,000	656,420
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022#	181,000	185,127

		841,547

Computers - 0.4%

Apple, Inc. Senior Notes 2.05% due 09/11/2026	163,000	167,190
Apple, Inc. Senior Notes 2.85% due 05/06/2021	182,000	185,159
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	247,000	338,963
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	178,000	222,691

		914,003

Data Processing/Management - 0.0%

Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	102,000	122,047

Diversified Banking Institutions - 2.4%

Bank of America Corp. Senior Notes 2.46% due 10/22/2025	383,000	392,696
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	241,000	263,181

Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	253,000	281,558
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	234,000	322,000
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	307,000	337,200
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	204,000	230,394
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	235,000	294,942
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	151,000	202,515
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	104,000	141,851
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	378,000	380,088
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	553,000	560,951
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	224,000	244,673
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	392,000	556,308
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	558,000	576,178
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	309,000	337,511
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	118,000	134,855
Morgan Stanley Senior Notes 3.63% due 01/20/2027#	552,000	603,857
Morgan Stanley Senior Notes 5.50% due 07/24/2020	219,000	222,218

		6,082,976

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	265,000	269,801

Diversified Manufacturing Operations - 0.1%

Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030	139,000	138,644
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	164,000	177,688

		316,332

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	107,000	141,809

Electric-Distribution - 0.4%

CenterPoint Energy, Inc. Senior Notes 2.95% due 03/01/2030	329,000	342,500
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	584,000	620,720

		963,220

Electric-Generation - 0.1%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	187,000	229,870

Electric-Integrated - 1.5%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	84,000	100,686
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	108,000	121,115
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	223,000	224,804
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	229,000	329,641
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	238,000	299,123
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	340,000	413,808
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	146,000	149,615
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	406,000	506,473
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	445,000	650,193
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	135,000	149,897
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	214,000	248,156

PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	148,000	154,696
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	214,000	245,895
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	152,000	191,627

		3,785,729

Electric-Transmission - 0.0%

AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	96,000	101,574

Electronic Measurement Instruments - 0.2%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	22,000	24,540
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	325,000	373,648

		398,188

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	123,000	131,262

Energy-Alternate Sources - 0.1%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	356,000	362,750

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 2.95% due 11/15/2024	489,000	519,150

Finance-Consumer Loans - 0.3%

Synchrony Financial Senior Notes 4.50% due 07/23/2025	786,000	864,050

Finance-Credit Card - 0.2%

American Express Co. Senior Notes 3.40% due 02/22/2024	154,000	164,775
American Express Co. Senior Notes 4.20% due 11/06/2025	119,000	135,058
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	251,000	257,353

		557,186

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	84,000	84,757
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	158,000	169,759
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	164,000	187,254

		441,770

Food-Misc./Diversified - 0.4%

Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048#	8,000	10,114
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	192,000	248,940
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	151,000	157,473
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	133,000	136,826
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	326,985

		880,338

Food-Retail - 0.1%

Kroger Co. Senior Notes 3.88% due 10/15/2046	135,000	143,676

Food-Wholesale/Distribution - 0.1%

Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	194,000	197,940

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 2.95% due 09/01/2029	215,000	225,510
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	128,000	174,511
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049	193,000	212,703

		612,724

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	116,000	117,889
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	134,000	147,878
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	126,000	162,437

		428,204

Insurance-Life/Health - 0.2%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	176,000	177,858
Prudential Financial, Inc. Senior Notes 3.70% due 03/13/2051#	50,000	53,177
Unum Group Senior Notes 4.50% due 12/15/2049	193,000	207,911

		438,946

Insurance-Mutual - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	210,040
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	380,000	380,866

		590,906

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	208,000	216,312
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	27,000	35,569

		251,881

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	187,000	193,539

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 1.95% due 11/18/2022	137,000	138,935
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	151,000	155,753
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	219,000	233,371

		528,059

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	261,000	276,317

Machinery-Farming - 0.5%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	269,000	293,346
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	155,000	156,004
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	344,000	355,939
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	232,000	249,892
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	109,000	118,157

		1,173,338

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings Senior Notes 2.95% due 12/01/2029	40,000	41,690
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	246,000	260,926
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	96,000	115,706
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	206,537

		624,859

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	413,000	422,001
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	318,000	323,303

		745,304

Medical-Drugs - 0.5%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	165,000	182,788
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	308,000	348,233
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*	221,000	238,493
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	147,000	191,193
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	165,000	174,521

		1,135,228

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028#	176,000	198,540

Medical-HMO - 0.4%

UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	731,000	749,541
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	134,000	147,631
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	132,000	146,301

		1,043,473

Medical-Hospitals - 0.1%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	143,000	163,500

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	246,000	266,722

Oil Companies-Exploration & Production - 0.8%

Apache Corp. Senior Notes 5.10% due 09/01/2040	430,000	437,519
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	536,000	561,044
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	103,000	127,014
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	141,000	176,818
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	197,000	207,317
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	204,000	215,703
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	312,000	369,124

		2,094,539

Oil Companies-Integrated - 0.3%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	283,000	280,112
Chevron Corp. Senior Notes 2.90% due 03/03/2024	547,000	573,928

		854,040

Oil-Field Services - 0.2%

Halliburton Co. Senior Notes 2.92% due 03/01/2030	194,000	190,937
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	183,000	201,154

		392,091

Paper & Related Products - 0.4%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	350,000	435,757
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	281,000	299,839
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	217,000	222,103

		957,699

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	161,000	169,178

Pharmacy Services - 0.2%

Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	92,000	110,560
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	421,000	495,254

		605,814

Pipelines - 0.9%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	130,000	130,222
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	127,000	120,375
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	159,000	158,466
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	237,000	259,222
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	149,000	168,796
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	108,000	121,845
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	133,000	113,881
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	28,000	20,357
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	75,000	74,683
MPLX LP Senior Notes 5.50% due 02/15/2049	284,000	322,629
Rockies Express Pipeline LLC Senior Notes 3.60% due 05/15/2025*	205,000	204,437

Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	88,000	81,911
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	335,000	396,778

		2,173,602

Real Estate Investment Trusts - 0.5%

Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	275,000	298,055
Duke Realty LP Senior Notes 2.88% due 11/15/2029	60,000	63,998
National Retail Properties, Inc. Senior Notes 3.10% due 04/15/2050	366,000	367,799
Prologis LP Senior Notes 3.00% due 04/15/2050	180,000	183,603
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	188,000	199,412
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	125,000	135,176

		1,248,043

Retail-Building Products - 0.1%

Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	137,000	154,213

Retail-Discount - 0.2%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	286,000	296,214
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	248,000	269,079

		565,293

Retail-Mail Order - 0.2%

QVC, Inc. Senior Sec. Notes 4.75% due 02/15/2027	503,000	496,150

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	230,000	246,188

Retail-Restaurants - 0.2%

Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	320,000	348,311
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	188,000	228,526

		576,837

Savings & Loans/Thrifts - 0.3%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	305,000	334,184
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	446,000	476,392

		810,576

Steel-Producers - 0.1%

Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	198,000	208,566

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	380,000	424,034

Telephone-Integrated - 0.9%

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	690,000	803,596
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	75,000	85,980
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	204,000	241,326
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	132,000	154,060
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	342,000	408,537
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	97,000	116,509
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	73,000	89,177
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	295,000	394,081

		2,293,266

Television - 0.2%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	528,000	567,018

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	154,000	168,353

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.35% due 02/15/2024#	282,000	306,574

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	161,000	177,661

Transport-Rail - 0.2%

Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	143,000	148,627
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	94,000	122,555
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	190,000	228,192

		499,374

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	123,000	136,883

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	38,000	40,436
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	258,000	282,937
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	129,000	143,256

		466,629

Total U.S. Corporate Bonds & Notes
(cost $52,583,999)		56,550,089

FOREIGN CORPORATE BONDS & NOTES - 6.4%
Banks-Commercial - 1.3%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	200,000	204,461
Bank of Montreal Senior Notes 2.05% due 11/01/2022	512,000	519,677
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	328,000	333,758
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	349,000	352,365
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	200,000	210,197
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	254,256
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	231,000	237,041
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	252,764
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	200,000	218,738
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	387,000	392,415
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	219,994

		3,195,666

Banks-Special Purpose - 0.1%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	387,000	388,741

Cellular Telecom - 0.2%

SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	211,671
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	98,000	117,525
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	124,000	156,323

		485,519

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	204,820
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	300,000	293,910

		498,730

Chemicals-Specialty - 0.0%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	110,000	118,227

Diagnostic Equipment - 0.1%

DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	211,000	229,230

Diversified Banking Institutions - 1.6%

Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	207,438
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	399,000	409,488
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	424,000	466,073
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	182,000	185,426
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	340,000	345,808
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	302,000	305,278
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	536,000	549,639
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	315,000	330,580
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	400,000	415,920
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	200,000	207,925
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	404,985
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	200,000	232,386

		4,060,946

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	445,000	508,714

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	510,000	551,795

Diversified Minerals - 0.1%

Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	207,000	246,214

Electric-Generation - 0.2%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*	400,000	519,991

Electric-Integrated - 0.2%

Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	248,000	298,960
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	209,000	210,337

		509,297

Finance-Investment Banker/Broker - 0.1%

Nomura Holdings, Inc. Senior Notes 3.10% due 01/16/2030	200,000	207,947

Insurance-Life/Health - 0.1%

Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	209,000	224,811

Insurance-Property/Casualty - 0.2%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	358,000	405,173

Machinery-Farming - 0.0%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	78,000	83,100

Medical-Drugs - 0.3%

GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	237,000	242,540
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	387,000	415,643

		658,183

Non-Hazardous Waste Disposal - 0.1%

Waste Connections, Inc. Senior Notes 2.60% due 02/01/2030	192,000	197,021

Oil Companies-Exploration & Production - 0.1%

Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	190,000	201,901

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	528,000	574,117
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	43,000	46,118
Petro-Canada Senior Notes 5.95% due 05/15/2035	101,000	139,422

Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	41,000	42,710
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	85,000	92,703

		895,070

SupraNational Banks - 0.2%

European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	372,000	380,891
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	229,000	255,527

		636,418

Telephone-Integrated - 0.4%

Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	300,000	317,267
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	157,000	202,530
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	419,547

		939,344

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	107,000	173,371

Total Foreign Corporate Bonds & Notes
(cost $14,940,180)		15,935,409

U.S. GOVERNMENT AGENCIES - 37.7%
Federal Home Loan Bank - 0.1%

5.50% due 07/15/2036	250,000	380,905

Federal Home Loan Mtg. Corp. - 13.5%

2.50% due 01/01/2028	159,342	165,703
2.50% due 04/01/2028	778,982	810,081
2.50% due 03/01/2031	521,754	538,330
2.50% due 10/01/2032	704,857	727,286
3.00% due 08/01/2027	107,086	111,044
3.00% due 10/01/2042	397,467	422,212
3.00% due 11/01/2042	516,277	540,432
3.00% due 04/01/2043	555,131	581,453
3.00% due 05/01/2043	736,396	782,252
3.00% due 08/01/2043	530,315	555,132
3.00% due 10/01/2045	350,662	367,012
3.00% due 08/01/2046	2,099,539	2,194,324
3.00% due 08/01/2049	1,128,681	1,163,330
3.00% due 01/01/2050	4,468,226	4,608,069
3.50% due 01/01/2032	1,166,774	1,227,119
3.50% due 11/01/2041	448,480	477,082
3.50% due 03/01/2042	157,394	167,558
3.50% due 04/01/2042	875,885	933,911
3.50% due 06/01/2042	1,014,951	1,080,500
3.50% due 08/01/2042	204,461	220,605
3.50% due 03/01/2045	726,400	768,694
3.50% due 07/01/2045	921,882	982,819
3.50% due 08/01/2045	539,216	576,044
3.50% due 11/01/2045	345,994	366,288
3.50% due 12/01/2046	678,505	715,766
3.50% due 11/01/2047	5,204,300	5,483,840
4.00% due 09/01/2040	218,450	237,016
4.00% due 10/01/2045	591,279	637,258
4.00% due 12/01/2048	1,333,353	1,406,680
4.00% due 07/01/2049	634,987	681,388
4.50% due 04/01/2044	119,307	130,212
4.50% due 03/01/2046	157,903	170,892
5.00% due 10/01/2033	322	360
5.00% due 06/01/2039	284,459	321,028
5.00% due 11/01/2043	369,490	417,787
5.50% due 02/01/2035	65,616	71,382
6.00% due 10/01/2033	89,176	99,950
6.00% due 03/01/2040	451	530
6.50% due 02/01/2035	1,710	1,948
6.75% due 09/15/2029	500,000	739,384
6.75% due 03/15/2031	250,000	383,723
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	21,179	21,940
4.64% (12 ML+1.88%) due 11/01/2037	249,157	263,664
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)	623,786	646,731
Series 4800, Class KG 3.50% due 11/15/2045(3)	100,000	103,905
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.14% (6.80%-1 ML) due 09/15/2039(3)(4)(5)	138,739	21,410
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.83% (1 ML+1.20%) due 08/25/2029(3)	49,696	49,720
Series 2015-DNA1, Class M2 3.48% (1 ML+1.85%) due 10/25/2027(3)	118,866	119,596
Series 2014-DN1, Class M2 3.83% (1 ML+2.20%) due 02/25/2024(3)	217,175	219,485
Series 2014-HQ2, Class M2 3.83% (1 ML+2.20%) due 09/25/2024(3)	280,686	284,039
Series 2016-HQA1, Class M2 4.38% (1 ML+2.75%) due 09/25/2028(3)	15,131	15,146
Series 2015-HQA2, Class M2 4.43% (1 ML+2.80%) due 05/25/2028(3)	5,511	5,534

		33,617,594

Federal National Mtg. Assoc. - 20.7%
2.50% due 04/01/2028	227,920	236,941
2.50% due 01/01/2032	571,864	589,832
3.00% due 10/01/2027	60,943	63,223
3.00% due 12/01/2027	609,122	631,995
3.00% due 01/01/2028	520,206	539,755
3.00% due 03/01/2030	1,279,885	1,343,386
3.00% due 10/01/2030	385,430	400,215
3.00% due 02/01/2033	242,716	252,365
3.00% due 07/01/2034	67,856	70,277
3.00% due 11/01/2039	1,176,107	1,221,681
3.00% due 03/01/2042	582,051	608,997
3.00% due 12/01/2042	547,534	575,247
3.00% due 02/01/2045	482,837	505,149
3.00% due 09/01/2046	83,047	86,771
3.00% due 01/01/2047	430,880	449,846
3.00% due 04/01/2048	2,187,774	2,269,197
3.50% due 08/01/2026	88,032	92,238
3.50% due 09/01/2026	28,201	29,707
3.50% due 08/01/2027	36,924	38,681
3.50% due 10/01/2028	299,213	317,007
3.50% due 03/01/2033	1,110,169	1,166,253
3.50% due 08/01/2033	654,696	685,806
3.50% due 12/01/2041	380,417	410,262
3.50% due 08/01/2042	1,126,969	1,198,796
3.50% due 07/01/2045	357,957	378,637
3.50% due 08/01/2045	414,225	441,399
3.50% due 09/01/2045	360,141	380,947
3.50% due 10/01/2045	587,765	631,302
3.50% due 11/01/2045	247,310	261,702
3.50% due 12/01/2045	2,018,285	2,134,780
3.50% due 02/01/2046	584,042	617,757
3.50% due 03/01/2046	315,582	332,828
3.50% due 07/01/2046	1,324,049	1,413,848
3.50% due 01/01/2047	2,102,352	2,215,813
3.50% due 04/01/2048	2,247,174	2,392,804
3.50% due 08/01/2049	272,639	283,061
4.00% due 07/01/2040	102,291	111,550
4.00% due 10/01/2040	56,719	61,607
4.00% due 12/01/2040	737,206	800,756
4.00% due 10/01/2041	388,171	421,633
4.00% due 11/01/2041	384,512	417,495
4.00% due 01/01/2043	465,541	506,710
4.00% due 02/01/2045	848,006	924,060
4.00% due 06/01/2046	240,399	257,892
4.00% due 01/01/2047	502,338	536,802
4.00% due 05/01/2047	675,782	721,237
4.00% due 06/01/2047	1,709,391	1,855,969
4.00% due 07/01/2047	1,599,405	1,706,704
4.00% due 08/01/2047	1,672,667	1,786,326
4.00% due 12/01/2048	914,888	964,517
4.00% due 01/01/2049	1,790,586	1,889,360
4.00% due 03/01/2049	633,181	667,593
4.50% due 11/01/2022	14,332	14,880
4.50% due 10/01/2024	114,178	119,806
4.50% due 08/01/2045	1,748,618	1,970,584
4.50% due 06/01/2048	1,281,558	1,374,199
4.50% due 10/01/2048	948,908	1,017,202
4.50% due 11/01/2048	418,443	447,831
4.50% due 12/01/2048	2,543,992	2,714,774
5.00% due 10/01/2033	1,857	2,081
5.00% due 03/01/2034	31,625	35,443
5.00% due 05/01/2040	69,646	78,355
5.00% due 06/01/2040	41,207	46,319
5.00% due 02/01/2045	239,138	268,133
5.50% due 12/01/2029	46,427	50,629
5.50% due 04/01/2033	42,052	47,484
5.50% due 12/01/2033	35,293	40,359
5.50% due 07/01/2037	189,095	217,261
5.50% due 08/01/2037	156,258	179,905
5.50% due 06/01/2038	19,052	21,961
6.00% due 12/01/2020	27	27
6.00% due 12/01/2036	245,756	288,662
6.00% due 11/01/2038	68,755	80,677
6.00% due 06/01/2040	53,065	62,179
6.50% due 10/01/2037	16,342	18,655
Federal National Mtg. Assoc. FRS
3.69% (6 ML+1.54%) due 09/01/2035	220,845	229,023
3.79% (12 ML+1.77%) due 05/01/2040	227,814	240,894
3.79% (12 ML+1.83%) due 10/01/2040	113,258	118,028
4.04% (12 ML+1.57%) due 05/01/2037	40,091	41,972
4.07% (12 ML+1.82%) due 10/01/2040	41,918	44,301
4.34% (12 ML+1.67%) due 07/01/2039	182,747	191,539
4.38% (1 Yr USTYCR+2.22%) due 10/01/2035	178,146	188,033
4.51% (12 ML+1.91%) due 08/01/2035	134,535	142,236
4.68% (1 Yr USTYCR+2.26%) due 11/01/2036	78,136	82,675
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	242,592	258,971
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	1,154,072	1,223,651
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	749,483	792,686

		51,550,131

Government National Mtg. Assoc. - 3.4%

3.00% due 02/20/2045	412,018	433,580
3.00% due 05/20/2045	319,672	335,144
3.00% due 07/20/2045	53,826	56,399
3.00% due 11/20/2045	1,094,672	1,142,671
3.00% due 12/20/2045	509,394	531,719
3.00% due 09/20/2047	1,699,037	1,766,826
3.50% due 03/20/2045	267,762	282,153
3.50% due 04/20/2045	506,960	534,181
3.50% due 07/20/2045	112,784	118,846

3.50% due 03/20/2047	429,711	450,281
4.00% due 07/20/2045	159,777	171,351
4.00% due 05/20/2048	2,340,134	2,470,312
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	205,192

		8,498,655

Total U.S. Government Agencies
(cost $91,218,995)		94,047,285

U.S. GOVERNMENT TREASURIES - 22.0%
United States Treasury Bonds - 7.7%

2.25% due 08/15/2049	1,027,000	1,165,966
2.38% due 11/15/2049	5,958,000	6,946,888
2.75% due 11/15/2042	406,000	492,608
2.88% due 11/15/2046#	384,000	483,210
3.00% due 11/15/2045	1,729,000	2,205,826
3.00% due 05/15/2047	1,441,000	1,858,158
3.13% due 11/15/2041	2,303,000	2,956,206
3.13% due 02/15/2042	392,000	503,919
3.88% due 08/15/2040	167,000	236,194
4.25% due 05/15/2039	256,000	376,210
4.38% due 11/15/2039	105,000	157,061
4.38% due 05/15/2040	192,000	288,405
4.75% due 02/15/2037	564,000	854,394
5.00% due 05/15/2037	153,000	238,501
5.25% due 11/15/2028	354,000	476,462

		19,240,008

United States Treasury Notes - 14.3%

1.38% due 01/31/2025#	512,000	523,240
1.50% due 11/30/2024	1,500,000	1,540,723
1.50% due 01/31/2027	984,000	1,014,174
1.50% due 02/15/2030	735,700	761,363
1.63% due 08/15/2022	2,296,000	2,337,525
1.63% due 08/31/2022	1,921,000	1,956,118
1.63% due 12/15/2022	400,000	408,203
1.63% due 02/15/2026	4,839,000	5,014,036
1.63% due 11/30/2026	1,600,000	1,661,563
1.63% due 08/15/2029	900,000	940,324
1.75% due 09/30/2022	5,137,000	5,250,777
1.75% due 12/31/2024	200,000	207,828
1.75% due 11/15/2029	4,500,000	4,754,531
2.00% due 02/15/2025	1,729,000	1,818,354
2.00% due 11/15/2026	384,000	407,925
2.25% due 04/30/2024	167,000	176,094
2.25% due 11/15/2024	596,000	632,249
2.25% due 08/15/2027	576,000	625,500
2.38% due 05/15/2029	500,000	554,883
2.50% due 02/28/2021	2,401,000	2,434,670
2.50% due 01/15/2022	2,401,000	2,471,154
2.63% due 02/15/2029	171,000	193,083

		35,684,317

Total U.S. Government Treasuries
(cost $50,380,938)		54,924,325

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Sovereign - 0.3%

Republic of Italy Senior Notes 4.00% due 10/17/2049	200,000	204,768
United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	257,754
United Mexican States Senior Bonds 4.75% due 03/08/2044	190,000	219,925

		682,447

Sovereign Agency - 0.2%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	394,000	394,770

Total Foreign Government Obligations
(cost $1,002,391)		1,077,217

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.1%
Entergy Louisiana LLC 4.70%# (cost $175,590)	7,025	176,819

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.6%
Banks-Super Regional - 0.0%

Wells Fargo Capital X 5.95% due 12/01/2086	72,000	93,966

Diversified Banking Institutions - 0.1%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)	206,000	220,291

Electric-Distribution - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	152,000	159,083

Electric-Integrated - 0.0%

Dominion Resources, Inc. 5.75% due 10/01/2054	108,000	116,312

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	199,000	209,398
Prudential Financial, Inc. 5.70% due 09/15/2048	140,000	158,305

		367,703

Insurance-Multi-line - 0.1%

Voya Financial, Inc. 4.70% due 01/23/2048	146,000	146,083

Pipelines - 0.0%

Enterprise Products Operating LLC 5.25% due 08/16/2077	107,000	108,605

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060	320,000	322,467

Total Preferred Securities/Capital Securities
(cost $1,434,326)		1,534,510

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	78,000	8
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	1,112
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	112,000	11

Total Escrows And Litigation Trusts
(cost $0)		1,140

Total Long-Term Investment Securities
(cost $220,136,448)		232,954,010

SHORT-TERM INVESTMENT SECURITIES - 6.0%
Registered Investment Companies - 5.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(8)	14,024,200	14,024,200
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(8)(9)	807,555	807,555

		14,831,755

U.S. Government Treasuries - 0.1%

United States Treasury Bills 2.39% due 04/23/2020#	$192,000	191,624

Total Short-Term Investment Securities
(cost $15,023,094)		15,023,379

TOTAL INVESTMENTS
(cost $235,159,542)	99.5%	247,977,389
Other assets less liabilities	0.5	1,319,432

NET ASSETS	100.0%	$249,296,821

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $18,375,591 representing 7.4% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2020.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 1).
(8)	The rate shown is the 7-day yield as of February 29, 2020.
(9)

At February 29, 2020, the Fund had loaned securities with a total value of $2,105,328. This was secured by collateral of $807,555, which was received in cash and subsequently invested in short-term investments currently valued at $807,555 as reported in the Portfolio of Investments. Additional collateral of $1,320,774 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 21.62%	02/25/2023 to 10/15/2058	$156,800
Federal National Mtg. Assoc.	0.73% to 27.69%	01/25/2021 to 05/25/2059	203,169
Government National Mtg. Assoc.	1.92% to 29.66%	06/20/2033 to 06/16/2061	125,340
United States Treasury Bills	0.00%	04/07/2020 to 10/08/2020	66,412
United States Treasury Notes/Bonds	0.13% to 4.50%	03/31/2020 to 02/15/2050	769,053

REMIC - Real Estate Mortgage Investment Conduit
FRS - Floating Rate Security
VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$8,707,216	$—	$8,707,216
U.S. Corporate Bonds & Notes	—	56,550,089	—	56,550,089
Foreign Corporate Bonds & Notes	—	15,935,409	—	15,935,409
U.S. Government Agencies	—	94,047,285	—	94,047,285
U.S. Government Treasuries	—	54,924,325	—	54,924,325
Foreign Government Obligations	—	1,077,217	—	1,077,217
Preferred Securities	176,819	—	—	176,819
Preferred Securities/Capital Securities	—	1,534,510	—	1,534,510
Escrows and Litigation Trusts	—	1,112	28	1,140
Short-Term Investment Securities:
Registered Investment Companies	14,831,755	—	—	14,831,755
U.S. Government Treasuries	—	191,624	—	191,624

Total Investment at Value	$15,008,574	$232,968,787	$28	$247,977,389

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.9%
Aerospace/Defense - 1.7%

BAE Systems PLC ADR#	119,228	$3,728,259

Agricultural Biotech - 2.0%

Corteva, Inc.	164,460	4,473,312

Airlines - 1.2%

Delta Air Lines, Inc.	59,447	2,742,290

Applications Software - 8.0%

CDK Global, Inc.	57,336	2,638,603
Microsoft Corp.	94,001	15,229,102

		17,867,705

Audio/Video Products - 1.3%

Sony Corp. ADR	45,991	2,860,640

Auto-Cars/Light Trucks - 1.2%

General Motors Co.	88,182	2,689,551

Banks-Commercial - 0.7%

Truist Financial Corp.	32,229	1,487,046

Banks-Super Regional - 1.5%

US Bancorp	72,944	3,387,519

Brewery - 1.0%

Molson Coors Beverage Co., Class B	43,790	2,172,422

Broadcast Services/Program - 1.0%

Fox Corp., Class A	70,896	2,179,343

Building-Residential/Commercial - 2.1%

D.R. Horton, Inc.	88,235	4,700,278

Cable/Satellite TV - 2.8%

Comcast Corp., Class A	152,842	6,179,402

Commercial Services - 1.7%

Quanta Services, Inc.	99,540	3,795,460

Computer Services - 2.0%

Cognizant Technology Solutions Corp., Class A	74,294	4,526,733

Computers - 5.6%

Apple, Inc.	45,399	12,410,271

Cosmetics & Toiletries - 1.5%

Unilever NV	64,402	3,397,849

Diversified Banking Institutions - 5.1%

Bank of America Corp.	165,765	4,724,303
JPMorgan Chase & Co.	57,385	6,662,972

		11,387,275

E-Commerce/Products - 2.2%

Alibaba Group Holding, Ltd. ADR†	14,776	3,073,408
Amazon.com, Inc.†	983	1,851,726

		4,925,134

Electric-Integrated - 1.6%

AES Corp.	213,797	3,576,824

Electronic Components-Misc. - 1.4%

Hubbell, Inc.	24,415	3,253,055

Electronic Measurement Instruments - 1.5%

Fortive Corp.	49,288	3,408,758

Finance-Auto Loans - 1.2%

Ally Financial, Inc.	111,249	2,789,012

Finance-Credit Card - 1.3%

Visa, Inc., Class A	15,553	2,826,913

Finance-Investment Banker/Broker - 1.1%

E*TRADE Financial Corp.	51,911	2,376,486

Financial Guarantee Insurance - 0.6%

Assured Guaranty, Ltd.	31,780	1,296,942

Footwear & Related Apparel - 0.4%

Skechers U.S.A., Inc., Class A†	27,682	915,721

Internet Content-Entertainment - 3.0%

Facebook, Inc., Class A†	35,154	6,766,090

Investment Management/Advisor Services - 0.9%

Raymond James Financial, Inc.	23,422	1,958,782

Medical Labs & Testing Services - 2.5%

Laboratory Corp. of America Holdings†	31,565	5,545,655

Medical Products - 1.1%

Koninklijke Philips NV#	55,132	2,365,163

Medical-Biomedical/Gene - 1.6%

Biogen, Inc.†	11,626	3,585,342

Medical-Drugs - 4.2%

Novo Nordisk A/S ADR	52,854	3,072,403
Pfizer, Inc.	131,769	4,403,720
Sanofi ADR	42,379	1,960,029

		9,436,152

Medical-HMO - 5.0%

Anthem, Inc.	11,262	2,895,348
Humana, Inc.	11,075	3,540,456
UnitedHealth Group, Inc.	18,223	4,646,136

		11,081,940

Networking Products - 2.3%

Cisco Systems, Inc.	128,215	5,119,625

Oil Companies-Exploration & Production - 1.7%

ConocoPhillips	49,235	2,383,959
Marathon Oil Corp.	180,943	1,498,208

		3,882,167

Oil Companies-Integrated - 2.8%

BP PLC ADR	98,785	3,090,983
Chevron Corp.	34,565	3,226,297

		6,317,280

Retail-Auto Parts - 1.7%

O’Reilly Automotive, Inc.†	10,464	3,858,286

Retail-Building Products - 2.0%

Lowe’s Cos., Inc.	41,722	4,446,313

Retail-Discount - 6.1%

Dollar General Corp.	29,976	4,505,393
Dollar Tree, Inc.†	55,653	4,620,868
Walmart, Inc.	40,945	4,408,958

		13,535,219

Semiconductor Components-Integrated Circuits - 1.8%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	76,308	4,108,423

Telephone-Integrated - 2.8%

Verizon Communications, Inc.	115,006	6,228,725

Tobacco - 2.0%

Altria Group, Inc.	111,361	4,495,644

Transport-Rail - 0.9%

Norfolk Southern Corp.	11,150	2,033,202

Web Portals/ISP - 5.8%

Alphabet, Inc., Class A†	4,726	6,329,296
Alphabet, Inc., Class C†	4,955	6,636,380

		12,965,676

Total Long-Term Investment Securities
(cost $192,868,531)		223,083,884

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2) (cost $2,404,842)	2,404,842	2,404,842

TOTAL INVESTMENTS
(cost $195,273,373)	101.0%	225,488,726
Liabilities in excess of other assets	(1.0)	(2,150,712)

NET ASSETS	100.0%	$223,338,014

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 29, 2020.
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $2,371,417. This was secured by collateral of $2,404,842, which was received in cash and subsequently invested in short-term investments currently valued at $2,404,842 as reported in the Portfolio of Investments.

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$223,083,884	$—	$—	$223,083,884
Registered Investment Companies	2,404,842	—	—	2,404,842

Total Investments at Value	$225,488,726	$—	$—	$225,488,726

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.5%
Advertising Agencies - 2.4%

Interpublic Group of Cos., Inc.	651,176	$13,909,119
Omnicom Group, Inc.#	170,388	11,804,481

		25,713,600

Aerospace/Defense - 1.9%

BAE Systems PLC	1,509,465	11,965,012
Lockheed Martin Corp.	12,788	4,729,897
Northrop Grumman Corp.	10,784	3,546,211
Raytheon Co.	2,480	467,629

		20,708,749

Agricultural Biotech - 0.3%

Corteva, Inc.	139,015	3,781,208

Apparel Manufacturers - 2.5%

Hanesbrands, Inc.	950,731	12,587,678
Tapestry, Inc.	608,139	14,260,860

		26,848,538

Applications Software - 1.2%

Microsoft Corp.	79,311	12,849,175

Audio/Video Products - 0.8%

Sony Corp.	146,800	9,084,438

Auto-Cars/Light Trucks - 0.8%

General Motors Co.	284,706	8,683,533

Banks-Fiduciary - 0.2%

State Street Corp.	33,500	2,281,685

Banks-Super Regional - 1.9%

Wells Fargo & Co.	510,989	20,873,901

Beverages-Non-alcoholic - 0.2%

PepsiCo, Inc.	20,641	2,725,231

Brewery - 0.6%

Constellation Brands, Inc., Class A	37,890	6,531,478

Broadcast Services/Program - 0.7%

Fox Corp., Class A	197,970	6,085,598
Fox Corp., Class B	33,890	1,031,950

		7,117,548

Building Products-Cement - 0.2%

CRH PLC	62,580	2,142,710

Cable/Satellite TV - 1.2%

Comcast Corp., Class A	334,219	13,512,474

Chemicals-Diversified - 1.5%

DuPont de Nemours, Inc.	88,168	3,782,407
LyondellBasell Industries NV, Class A	172,807	12,348,788

		16,131,195

Commercial Services-Finance - 1.0%

H&R Block, Inc.#	536,917	11,098,074

Computer Services - 2.3%

Cognizant Technology Solutions Corp., Class A	209,061	12,738,087
International Business Machines Corp.	96,037	12,499,215

		25,237,302

Computers - 1.4%

HP, Inc.	712,464	14,812,127

Computers-Memory Devices - 1.1%

NetApp, Inc.	267,138	12,480,687

Cosmetics & Toiletries - 0.9%

Unilever NV	194,049	10,238,025

Distribution/Wholesale - 0.5%

Ferguson PLC	58,734	5,130,320

Diversified Banking Institutions - 8.3%

Bank of America Corp.	629,984	17,954,544
Citigroup, Inc.	336,217	21,336,331
JPMorgan Chase & Co.	347,478	40,345,671
Morgan Stanley	242,918	10,938,597

		90,575,143

Diversified Manufacturing Operations - 2.5%

3M Co.	81,703	12,193,356
General Electric Co.	710,584	7,731,154
Siemens AG	69,767	7,179,389

		27,103,899

Electric-Integrated - 1.6%

FirstEnergy Corp.	243,080	10,824,352
NextEra Energy, Inc.	19,669	4,971,536
Public Service Enterprise Group, Inc.	38,063	1,953,013

		17,748,901

Electronic Components-Semiconductors - 0.9%

Samsung Electronics Co., Ltd. GDR	8,226	9,325,190

Electronic Measurement Instruments - 0.2%

Fortive Corp.	26,670	1,844,497

Enterprise Software/Service - 0.6%

Constellation Software, Inc.	3,047	3,104,160
Oracle Corp.	61,311	3,032,442

		6,136,602

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	167,586	6,829,130

Food-Misc./Diversified - 2.6%

Conagra Brands, Inc.	134,587	3,592,127
Kellogg Co.	67,482	4,080,637
Kraft Heinz Co.	499,337	12,368,577
Nestle SA	82,826	8,581,349

		28,622,690

Home Decoration Products - 0.5%

Newell Brands, Inc.	351,179	5,418,692

Insurance Brokers - 1.7%

Arthur J. Gallagher & Co.	85,644	8,349,434
Willis Towers Watson PLC	53,914	10,203,224

		18,552,658

Insurance-Life/Health - 0.9%

Equitable Holdings, Inc.	273,192	5,846,309
Prudential Financial, Inc.	53,042	4,002,019

		9,848,328

Insurance-Multi-line - 1.8%

Hartford Financial Services Group, Inc.	84,673	4,229,416
MetLife, Inc.	358,191	15,301,920

		19,531,336

Insurance-Property/Casualty - 1.2%

Berkshire Hathaway, Inc., Class B†	34,600	7,139,364
Progressive Corp.	26,170	1,914,597
Travelers Cos., Inc.	37,529	4,496,350

		13,550,311

Investment Management/Advisor Services - 0.5%

Raymond James Financial, Inc.	69,040	5,773,815

Machinery-Construction & Mining - 1.2%

Caterpillar, Inc.	109,588	13,615,213

Medical Instruments - 2.2%

Alcon, Inc.†	110,595	6,787,517
Medtronic PLC	169,458	17,059,337

		23,846,854

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	24,654	2,614,803

Medical Products - 1.3%

Koninklijke Philips NV	338,341	14,543,604

Medical-Biomedical/Gene - 1.3%

Gilead Sciences, Inc.	206,720	14,338,099

Medical-Drugs - 9.2%

AbbVie, Inc.	163,317	13,997,900
AstraZeneca PLC	116,918	10,234,454
Bayer AG	111,636	8,082,302
Bristol-Myers Squibb Co.	271,408	16,029,357
Johnson & Johnson	163,603	22,001,331
Pfizer, Inc.	540,509	18,063,811
Sanofi	125,100	11,569,709

		99,978,864

Medical-HMO - 2.2%

Anthem, Inc.	49,879	12,823,392
Humana, Inc.	29,117	9,308,123
UnitedHealth Group, Inc.	5,480	1,397,181

		23,528,696

Medical-Wholesale Drug Distribution - 1.6%

Cardinal Health, Inc.	296,049	15,430,074
McKesson Corp.	15,886	2,221,816

		17,651,890

Networking Products - 2.0%

Cisco Systems, Inc.	535,032	21,363,828

Oil Companies-Exploration & Production - 0.8%

ConocoPhillips	85,030	4,117,153
Marathon Oil Corp.	512,987	4,247,532

		8,364,685

Oil Companies-Integrated - 3.7%

BP PLC	2,566,873	13,295,901
Chevron Corp.	110,621	10,325,364
Equinor ASA	211,019	3,244,598
Exxon Mobil Corp.	187,691	9,654,825
TOTAL SA ADR	80,390	3,468,025

		39,988,713

Oil Refining & Marketing - 0.9%

Marathon Petroleum Corp.	202,166	9,586,712

Oil-Field Services - 0.2%

Baker Hughes Co.	127,465	2,050,912

Pharmacy Services - 0.8%

CVS Health Corp.	153,752	9,099,043

Pipelines - 1.7%

Enterprise Products Partners LP	371,382	8,668,056
Williams Cos., Inc.	520,129	9,908,457

		18,576,513

Retail-Apparel/Shoe - 2.2%

Foot Locker, Inc.	341,163	12,367,159
Gap, Inc.#	813,511	11,657,612

		24,024,771

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	60,582	6,456,224

Retail-Discount - 0.8%

Dollar General Corp.	59,964	9,012,589

Retail-Regional Department Stores - 1.1%

Macy’s, Inc.	884,829	11,706,288

Semiconductor Components-Integrated Circuits - 0.3%

NXP Semiconductors NV	28,470	3,236,754

Soap & Cleaning Preparation - 0.3%

Henkel AG & Co. KGaA (Preference Shares)	37,060	3,436,863

Steel-Producers - 2.3%

Nucor Corp.	287,129	11,872,784
Steel Dynamics, Inc.	485,560	12,930,463

		24,803,247

Telecom Services - 0.1%

BCE, Inc.	16,414	727,633

Telephone-Integrated - 3.6%

Verizon Communications, Inc.	735,376	39,827,964

Tobacco - 3.5%

Altria Group, Inc.	576,085	23,256,552
Philip Morris International, Inc.	179,230	14,673,560

		37,930,112

Transport-Rail - 0.3%

Union Pacific Corp.	19,170	3,063,558

Transport-Services - 0.6%

FedEx Corp.	45,894	6,478,856

Water Treatment Systems - 0.3%

Pentair PLC	91,059	3,586,814

Wireless Equipment - 0.7%

Motorola Solutions, Inc.	43,740	7,246,843

Total Long-Term Investment Securities
(cost $1,074,823,833)		1,019,530,135

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $4,222,088 collateralized by $3,770,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $4,306,863 (cost $4,222,000)	$4,222,000	4,222,000

TOTAL INVESTMENTS
(cost $1,079,045,833)	93.9%	1,023,752,135
Other assets less liabilities	6.1	67,040,935

NET ASSETS	100.0%	$1,090,793,070

#	The security or a portion thereof is out on loan.

At February 29, 2020, the Fund had loaned securities with a total value of $31,581,194. This was secured by collateral of $32,855,314 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$5,092,374
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	4,731,960
Government National Mtg. Assoc.	2.50%	09/20/2046	1,571,703
United States Treasury Notes/Bonds	0.13% to 8.00%	03/31/2020 to 05/15/2049	21,459,277

†	Non-income producing security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$894,926,779	$124,603,356	**	$—	$1,019,530,135
Repurchase Agreements	—	4,222,000		—	4,222,000

Total Investments at Value	$894,926,779	$128,825,356		$—	$1,023,752,135

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 79.7%(1)@
Domestic Equity Investment Companies - 48.2%

VALIC Co. I Blue Chip Growth Fund	283,994	$5,983,764
VALIC Co. I Dividend Value Fund	588,152	6,540,247
VALIC Co. I Growth & Income Fund	144,418	3,221,961
VALIC Co. I Growth Fund	364,935	6,820,641
VALIC Co. I Large Cap Core Fund	540,636	6,520,066
VALIC Co. I Large Capital Growth Fund	334,609	5,859,006
VALIC Co. I Mid Cap Index Fund	135,227	3,217,048
VALIC Co. I Small Cap Aggressive Growth Fund	50,508	754,078
VALIC Co. I Small Cap Index Fund	75,971	1,446,484
VALIC Co. I Small Cap Special Values Fund	126,793	1,409,935
VALIC Co. I Stock Index Fund	514,219	21,926,317
VALIC Co. I Systematic Value Fund	462,628	6,578,564
VALIC Co. I Value Fund	394,282	7,156,225
VALIC Co. II Capital Appreciation Fund	359,711	5,392,077
VALIC Co. II Large Cap Value Fund	143,327	2,800,619
VALIC Co. II Mid Cap Growth Fund	213,571	2,176,286
VALIC Co. II Mid Cap Value Fund	127,463	2,128,630
VALIC Co. II Small Cap Growth Fund	23,881	437,746
VALIC Co. II Small Cap Value Fund	36,671	378,076
VALIC Co. II U.S. Socially Responsible Fund	33,208	740,534

Total Domestic Equity Investment Companies
(cost $82,673,465)		91,488,304

Domestic Fixed Income Investment Companies - 21.4%

VALIC Co. I Capital Conservation Fund	1,260,035	13,431,972
VALIC Co. I Government Securities Fund	839,211	9,457,906
VALIC Co. I Inflation Protected Fund	257,470	3,012,397
VALIC Co. II Core Bond Fund	890,313	10,612,528
VALIC Co. II High Yield Bond Fund	193,324	1,507,923
VALIC Co. II Strategic Bond Fund	226,440	2,622,172

Total Domestic Fixed Income Investment Companies
(cost $38,011,791)		40,644,898

International Equity Investment Companies - 9.7%

VALIC Co. I Emerging Economies Fund	153,337	1,229,760
VALIC Co. I Global Real Estate Fund	179,939	1,466,505
VALIC Co. I International Equities Index Fund	726,245	4,945,728
VALIC Co. I International Growth Fund	440,709	5,301,732
VALIC Co. I International Socially Responsible Fund	28,359	753,508
VALIC Co. I International Value Fund	518,533	4,594,204
VALIC Co. II International Opportunities Fund	5,466	101,731

Total International Equity Investment Companies
(cost $17,919,332)		18,393,168

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund
(cost $687,623)	59,109	741,822

Total Affiliated Registered Investment Companies
(cost $139,292,211)		151,268,192

U.S. GOVERNMENT TREASURIES - 16.1%
United States Treasury Bonds - 0.4%

6.13% due 11/15/2027	$316,000	435,500
6.38% due 08/15/2027	259,500	359,377

		794,877

United States Treasury Notes - 15.7%

1.63% due 08/15/2029	2,784,600	2,909,363
1.75% due 11/15/2029	2,393,400	2,528,777
2.25% due 08/15/2027#	2,709,500	2,942,348
2.25% due 11/15/2027#	3,848,800	4,187,374
2.38% due 05/15/2027	1,223,700	1,336,701
2.38% due 05/15/2029	5,844,900	6,486,469
2.63% due 02/15/2029	856,200	966,770
2.75% due 02/15/2028	2,396,100	2,703,943
2.88% due 05/15/2028	2,390,600	2,727,712
3.13% due 11/15/2028	2,534,100	2,959,650

		29,749,107

Total U.S. Government Treasuries
(cost $28,054,634)		30,543,984

OPTIONS - PURCHASED - 2.7%

Over the Counter Purchased Put Options(2)
(cost $1,616,329)	32,000	5,108,381

Total Long-Term Investment Securities
(cost $168,963,174)		186,920,557

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 2.8%

AB Government Money Market Portfolio, Class AB 1.63%(3)
(cost $5,280,693)	5,280,693	5,280,693

TOTAL INVESTMENTS
(cost $174,243,867)	101.3%	192,201,250
Liabilities in excess of other assets	(1.3)	(2,387,409)

NET ASSETS	100.0%	$189,813,841

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options-Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at February 29, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	Goldman Sachs International	June 2020	$2,800	5,000	$14,771,100	$291,547	$620,727	$329,180
S&P 500 Index	Citibank, N.A.	July 2020	2,975	8,000	23,633,760	352,307	1,539,066	1,186,759
S&P 500 Index	Citibank, N.A.	August 2020	2,200	3,000	8,862,660	114,000	114,000	—
S&P 500 Index	Goldman Sachs International	September 2020	2,875	5,000	14,771,100	199,206	885,809	686,603
S&P 500 Index	UBS AG	September 2020	2,875	11,000	32,496,420	659,269	1,948,779	1,289,510

				32,000	$94,535,040	$1,616,329	$5,108,381	$3,492,052

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of February 29, 2020.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

180	Long	S&P 500 E-Mini Index	March 2020	$29,465,550	$26,559,900	$(2,905,650)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$151,268,192	$—	$—	$151,268,192
U.S. Government Treasuries	—	30,543,984	—	30,543,984
Options Purchased	—	5,108,381	—	5,108,381
Short-Term Investment Securities	5,280,693	—	—	5,280,693

Total Investments at Value	$156,548,885	$35,652,365	$—	$192,201,250

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$2,905,650	$—	$—	$2,905,650

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.6%
Argentina - 0.1%

Banco Macro SA ADR	37,153	$1,076,694

Bermuda - 0.7%

Kunlun Energy Co., Ltd.	3,200,000	2,246,865
Nine Dragons Paper Holdings, Ltd.	2,282,000	2,684,476

		4,931,341

Brazil - 6.9%

Banco do Brasil SA	808,192	8,468,856
Cia de Saneamento Basico do Estado de Sao Paulo	353,311	4,641,656
Cia Paranaense de Energia, Class B (Preference Shares)	171,224	2,745,695
Construtora Tenda SA	180,893	1,418,618
Cyrela Brazil Realty SA Empreendimentos e Participacoes	361,378	2,410,587
IRB Brasil Resseguros S/A	813,250	6,046,773
Minerva SA†	854,809	2,221,177
Petrobras Distribuidora SA	552,333	3,223,661
Qualicorp Consultoria e Corretora de Seguros SA	288,465	2,209,335
Smiles Fidelidade SA	182,875	1,340,514
Vale SA ADR	878,914	8,630,935
YDUQS Part†	696,262	8,079,124

		51,436,931

Cayman Islands - 20.4%

Alibaba Group Holding, Ltd. ADR†	243,443	50,636,144
ANTA Sports Products, Ltd.	764,000	6,215,410
Chailease Holding Co., Ltd.	565,170	2,082,517
China Lesso Group Holdings, Ltd.	1,569,000	2,373,033
China Resources Cement Holdings, Ltd.	3,444,000	4,364,970
Country Garden Holdings Co., Ltd.#	6,100,000	8,162,197
Geely Automobile Holdings, Ltd.	2,737,000	4,968,975
JD.com, Inc. ADR†	203,067	7,820,110
NetEase, Inc. ADR	32,178	10,255,450
Silicon Motion Technology Corp. ADR	53,258	1,982,263
Tencent Holdings, Ltd.	981,400	48,407,950
Vipshop Holdings, Ltd. ADR†	235,030	3,015,435
Zhen Ding Technology Holding, Ltd.	570,000	2,096,755

		152,381,209

Chile - 0.2%

Banco Santander Chile ADR	94,471	1,707,091

China - 18.5%

Anhui Conch Cement Co., Ltd.	1,252,500	9,263,207
Anhui Expressway Co., Ltd., Class A	725,800	545,267
Baoshan Iron & Steel Co., Ltd., Class A	2,959,508	2,231,795
China Construction Bank Corp.	21,705,000	17,681,770
China Life Insurance Co., Ltd.	1,069,000	2,527,445
China Merchants Bank Co., Ltd.	2,267,000	10,490,931
China Petroleum & Chemical Corp.	13,162,000	6,830,124
China Vanke Co., Ltd.	2,295,200	8,911,521
Daqin Railway Co., Ltd., Class A	2,070,800	2,111,245
Dongfeng Motor Group Co., Ltd.	2,144,000	1,706,480
Greendland Holdings Corp., Ltd., Class A	4,146,986	3,499,011
Hangzhou Robam Appliances Co., Ltd.	886,218	3,974,884
HLA Corp., Ltd., Class A	2,105,819	2,072,612
Industrial & Commercial Bank of China, Ltd.	19,727,000	13,593,409
Industrial Bank Co., Ltd., Class A	828,231	2,073,509
Livzon Pharmaceutical Group, Inc.	641,000	2,264,738
Midea Group Co., Ltd.	504,899	3,890,431
Ping An Bank Co., Ltd., Class A	1,186,600	2,499,567
Ping An Insurance Group Co. of China, Ltd.	1,416,500	15,856,272
Postal Savings Bank of China Co., Ltd.*	8,971,000	5,692,451
Sany Heavy Industry Co., Ltd., Class A	760,412	1,928,441
SDIC Power Holdings Co., Ltd., Class A Class A	3,218,238	3,507,971
Shandong Weigao Group Medical Polymer Co., Ltd.	1,428,000	1,846,043
Shanghai Construction Group Co., Ltd., Class A	5,443,356	2,633,709
Weichai Power Co., Ltd.	2,213,881	4,396,584
Xiamen C & D, Inc., Class A	1,790,598	1,985,091
Yanzhou Coal Mining Co., Ltd.	2,234,000	1,705,403
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	378,600	2,293,200

		138,013,111

Greece - 0.3%

OPAP SA	195,973	2,093,614

Hong Kong - 0.5%

Beijing Enterprises Holdings, Ltd.	491,500	2,085,612
Lenovo Group, Ltd.	3,226,000	2,008,367

		4,093,979

Hungary - 1.2%

OTP Bank Nyrt	202,299	8,812,793

India - 5.2%

Graphite India, Ltd.	156,275	487,087
HDFC Bank, Ltd. ADR	97,025	5,321,821
HEG, Ltd.	23,207	285,939
Housing Development Finance Corp., Ltd.	479,410	14,588,858
Infosys, Ltd. ADR	1,122,241	11,300,967
ITC, Ltd.	1,634,373	4,492,976
Oil & Natural Gas Corp., Ltd.	1,826,930	2,334,356

		38,812,004

Mexico - 2.0%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand#	287,223	368,605
Fibra Uno Administracion SA de CV	1,474,698	2,233,437
Grupo Aeroportuario del Centro Norte SAB de CV	405,052	2,651,575
Grupo Financiero Banorte SAB de CV, Class O	1,749,148	9,563,751

		14,817,368

Netherlands - 0.5%

X5 Retail Group NV GDR	115,073	3,584,524

Poland - 1.3%

CD Projekt SA	34,481	2,460,643
Polski Koncern Naftowy Orlen SA	221,592	3,339,549
Powszechna Kasa Oszczednosci Bank Polski SA	510,746	4,089,937

		9,890,129

Russia - 7.3%

Alrosa PJSC	3,701,675	3,925,989
Inter RAO UES PJSC†	32,312,359	2,514,128
Lukoil PJSC ADR	139,783	12,068,864
Magnit PJSC	35,420	1,673,411
Magnitogorsk Iron & Steel Works PJSC†	2,012,485	1,202,444
MMC Norilsk Nickel PJSC ADR	188,658	5,720,111
Polyus PJSC GDR	57,966	3,588,095
RusHydro PJSC	128,792,415	1,236,794
Sberbank of Russia PJSC ADR	866,898	12,335,959
Severstal PJSC GDR	250,881	3,033,151
Surgutneftegas OJSC (Preference Shares)	5,727,304	2,793,177
Tatneft PJSC ADR#	81,077	4,807,866

		54,899,989

South Africa - 1.2%

Absa Group, Ltd.	349,602	2,994,389
Exxaro Resources, Ltd.	252,958	1,860,529
Foschini Group, Ltd.	264,478	2,107,445
Netcare, Ltd.	1,764,747	2,113,426

		9,075,789

South Korea - 15.9%

Cheil Worldwide, Inc.	99,410	1,601,679
Daelim Industrial Co., Ltd.†	34,296	2,044,671
Doosan Bobcat, Inc.	71,794	1,699,738
E-MART Inc.	21,352	1,880,038
F&F Co., Ltd.	17,281	1,343,046
GS Engineering & Construction Corp.	64,942	1,401,864
GS Holdings Corp.	46,650	1,595,833
Hana Financial Group, Inc.	308,910	7,975,882
Hyundai Glovis Co., Ltd.	29,624	3,021,503
Hyundai Marine & Fire Insurance Co., Ltd.	98,117	1,819,086
Hyundai Mobis Co., Ltd.	45,097	7,880,549
Industrial Bank of Korea	399,700	3,153,077
KEPCO Plant Service & Engineering Co., Ltd.†	74,273	2,047,059
Kia Motors Corp.	242,137	7,318,542
KT&G Corp.	101,632	7,055,120
LG Household & Health Care, Ltd.	3,512	3,596,056
Lotte Chemical Corp.	14,333	2,209,034
Samsung Electronics Co., Ltd.	904,248	40,908,197
Samsung SDS Co., Ltd.	13,890	1,922,261
Shinhan Financial Group Co., Ltd.#	274,291	7,326,542
SK Hynix, Inc.	98,900	7,138,535
Woori Financial Group, Inc.	457,448	3,661,190

		118,599,502

Taiwan - 12.1%

Catcher Technology Co., Ltd.	384,000	2,901,343
Chipbond Technology Corp.	801,000	1,508,115
Delta Electronics, Inc.	596,000	2,698,042
Elite Material Co., Ltd.	712,000	2,726,439
FLEXium Interconnect, Inc.	698,072	2,529,356
Fubon Financial Holding Co., Ltd.	5,298,000	7,639,253
Globalwafers Co., Ltd.	353,000	4,616,565
ITEQ Corp.	527,000	2,419,157
Nanya Technology Corp.	1,642,000	4,003,095
Novatek Microelectronics Corp.	395,000	2,502,310
Pou Chen Corp.	1,809,000	1,992,255
Powertech Technology, Inc.	726,000	2,346,893
Radiant Opto-Electronics Corp.	684,000	2,152,560
Shin Zu Shing Co., Ltd.	572,000	2,551,340
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	762,961	41,077,820
Unimicron Technology Corp.	1,837,000	2,329,527
Yuanta Financial Holding Co., Ltd.	7,159,000	4,476,019

		90,470,089

Turkey - 2.0%

Eregli Demir ve Celik Fabrikalari TAS	4,021,183	5,494,868
Ford Otomotiv Sanayi AS	128,461	1,617,345
KOC Holding AS	671,230	1,897,093
Migros Ticaret AS†	557,135	1,993,567
Tekfen Holding AS	455,925	1,119,060
Yapi Ve Kredi Bankasi AS†	8,158,331	3,027,089

		15,149,022

United States - 1.3%

Yum China Holdings, Inc.	227,290	9,953,029

Total Long-Term Investment Securities
(cost $681,818,558)		729,798,208

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2) (cost $53,331)	53,331	53,331

TOTAL INVESTMENTS
(cost $681,871,889)	97.6%	729,851,539
Other assets less liabilities	2.4	17,874,794

NET ASSETS	100.0%	$747,726,333

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $7,985,651 representing 1.1% of net assets.

(1)

At February 29, 2020, the Fund had loaned securities with a total value of $5,856,907. This was secured by collateral of $53,331, which was received in cash and subsequently invested in short-term investments currently valued at $53,331 as reported in the Portfolio of Investments. Additional collateral of $6,458,468 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	04/07/2020 to 06/18/2020	$544,778
United States Treasury Notes/Bonds	0.13% to 6.63%	03/15/2020 to 02/15/2049	5,913,690

(2)	The rate shown is the 7-day yield as of February 29, 2020.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry Allocation*

Banks-Commercial	14.8%
E-Commerce/Products	8.2
Semiconductor Components-Integrated Circuits	6.8
Electronic Components-Semiconductors	6.8
Internet Content-Information/News	6.5
Oil Companies-Integrated	3.5
Real Estate Operations & Development	3.3
Diversified Financial Services	2.7
Insurance-Multi-line	2.1
Auto-Cars/Light Trucks	2.0
Finance-Mortgage Loan/Banker	2.0
Building Products-Cement	1.8
Computer Services	1.8
Entertainment Software	1.7
Steel-Producers	1.6
Tobacco	1.5
Retail-Apparel/Shoe	1.4
Retail-Restaurants	1.3
Circuit Boards	1.2
Food-Retail	1.2
Metal-Iron	1.2
Schools	1.1
Auto/Truck Parts & Equipment-Original	1.0
Appliances	1.0
Electric-Generation	1.0
Oil Refining & Marketing	0.8
Insurance-Reinsurance	0.8
Metal-Diversified	0.8
Banks-Money Center	0.8
Electronic Components-Misc.	0.8
Metal Processors & Fabrication	0.8
Building & Construction-Misc.	0.7
Water	0.6
Semiconductor Equipment	0.6
Oil Companies-Exploration & Production	0.6
Medical-Drugs	0.6
Auto/Truck Parts & Equipment-Replacement	0.6
Diamonds/Precious Stones	0.5
Diversified Banking Institutions	0.5
Machinery-Construction & Mining	0.5
Cosmetics & Toiletries	0.5
Gold Mining	0.5
Coal	0.4
Banks-Special Purpose	0.4
Transport-Truck	0.4
Electric-Integrated	0.4
Power Converter/Supply Equipment	0.4
Paper & Related Products	0.4
Airport Development/Maintenance	0.4
Insurance-Life/Health	0.3
Building & Construction Products-Misc.	0.3
Real Estate Investment Trusts	0.3
Food-Meat Products	0.3
Consulting Services	0.3
Petrochemicals	0.3
Medical-Hospitals	0.3
Transport-Rail	0.3
Gambling (Non-Hotel)	0.3
Gas-Distribution	0.3
Finance-Leasing Companies	0.3
Engineering/R&D Services	0.3
Building-Heavy Construction	0.3
Athletic Footwear	0.3
Transport-Services	0.3
Diversified Operations	0.3
Computers	0.2
Retail-Discount	0.2
Disposable Medical Products	0.2
Insurance-Property/Casualty	0.2
Advertising Agencies	0.2
Apparel Manufacturers	0.2
E-Commerce/Services	0.2
Public Thoroughfares	0.1

97.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$41,554,046	$13,345,943		$—	$54,899,989
Other Countries	213,985,648	460,912,571	**	—	674,898,219
Short-Term Investment Securities	53,331	—		—	53,331

Total Investments at Value	$255,593,025	$474,258,514		$—	$729,851,539

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Australia - 4.2%

BGP Holdings PLC†(1)	479,213	$0
Centuria Industrial REIT	1,467,775	3,413,378
Dexus	221,152	1,731,600
Goodman Group	912,865	8,789,068
Mirvac Group	3,004,091	5,878,154

		19,812,200

Belgium - 0.4%

Warehouses De Pauw CVA	77,690	2,101,261

Canada - 3.7%

Allied Properties Real Estate Investment Trust	54,501	2,211,711
Canadian Apartment Properties REIT	153,649	6,425,270
Chartwell Retirement Residences	529,540	5,140,552
Summit Industrial Income REIT	393,895	3,726,926

		17,504,459

Cayman Islands - 2.5%

CK Asset Holdings, Ltd.	1,832,500	11,536,540

France - 2.4%

Gecina SA	39,216	7,016,888
Klepierre SA	146,975	4,421,426

		11,438,314

Germany - 5.7%

Alstria Office REIT-AG	196,115	3,715,071
Instone Real Estate Group AG†*	58,780	1,511,601
Vonovia SE	401,993	21,593,963

		26,820,635

Hong Kong - 4.3%

Link REIT	1,049,400	9,773,912
Sun Hung Kai Properties, Ltd.	717,004	10,268,797

		20,042,709

Ireland - 0.7%

Dalata Hotel Group PLC	258,549	1,186,309
Hibernia REIT PLC	1,653,874	2,226,246

		3,412,555

Japan - 12.6%

Activia Properties, Inc.	1,006	4,721,404
ESCON Japan Reit Investment Corp.	1,971	2,084,323
GLP J-REIT	2,174	2,758,970
Invincible Investment Corp.	7,039	2,811,622
Japan Rental Housing Investments, Inc.	3,303	2,984,716
Kyoritsu Maintenance Co., Ltd.	54,400	1,666,510
Mitsubishi Estate Co., Ltd.	798,800	13,766,285
Mitsui Fudosan Co., Ltd.	267,400	6,194,632
Mitsui Fudosan Logistics Park, Inc.	794	3,517,793
Nippon Prologis REIT, Inc.	1,369	3,637,741
Sankei Real Estate, Inc.	4,517	4,954,631
Sumitomo Realty & Development Co., Ltd.	323,600	10,209,385

		59,308,012

Norway - 0.9%

Entra ASA*	256,682	4,044,901

Singapore - 2.6%

Ascendas India Trust	4,324,200	5,134,243
Ascendas Real Estate Investment Trust	1,519,000	3,350,518
CapitaLand, Ltd.	699,300	1,787,690
Elite Commercial REIT†	2,151,600	2,041,419

		12,313,870

Spain - 1.3%

Aedas Homes SA†*	60,073	1,291,240
Merlin Properties Socimi SA	391,255	5,048,136

		6,339,376

SupraNational - 0.5%

Unibail-Rodamco-Westfield (Euronext Paris)	5,812	699,361
Unibail-Rodamco-Westfield (Euronext Amsterdam)	14,924	1,801,451

		2,500,812

Sweden - 1.5%

Castellum AB	304,965	7,032,767

Switzerland - 1.5%

PSP Swiss Property AG	46,103	6,825,941

United Kingdom - 5.7%

Big Yellow Group PLC	356,721	4,892,622
Derwent London PLC	138,231	7,024,062
Segro PLC	169,227	1,791,365
Tritax Big Box REIT PLC	2,017,345	3,380,583
Tritax EuroBox PLC* (GBP)	672,689	732,162
Tritax EuroBox PLC* (EUR)	1,532,370	1,688,043
UNITE Group PLC	504,936	7,381,323

		26,890,160

United States - 47.6%

Agree Realty Corp.	46,695	3,353,635
Alexandria Real Estate Equities, Inc.	20,145	3,059,623
American Assets Trust, Inc.	33,797	1,400,886
American Homes 4 Rent, Class A	138,013	3,573,157
American Tower Corp.	86,578	19,635,890
Americold Realty Trust	90,565	2,777,629
AvalonBay Communities, Inc.	49,515	9,932,214
Boston Properties, Inc.	94,844	12,229,185
Camden Property Trust	40,258	4,266,543
CareTrust REIT, Inc.	89,242	1,862,481
Crown Castle International Corp.	99,874	14,310,945
CyrusOne, Inc.	45,189	2,737,550
Digital Realty Trust, Inc.#	18,640	2,238,850
EastGroup Properties, Inc.	14,287	1,796,305
Empire State Realty Trust, Inc., Class A	20,926	244,834
EPR Properties	44,218	2,619,474
Equinix, Inc.	15,061	8,626,941
Equity Residential	40,175	3,017,143
Essential Properties Realty Trust, Inc.#	56,435	1,292,926
Essex Property Trust, Inc.	712	201,752
Extra Space Storage, Inc.	11,106	1,114,598
Federal Realty Investment Trust	21,608	2,513,875
Four Corners Property Trust, Inc.	29,185	837,318
Gaming and Leisure Properties, Inc.	57,942	2,588,269
Healthpeak Properties, Inc.	209,932	6,642,248
Hudson Pacific Properties, Inc.	183,815	5,933,548
Invitation Homes, Inc.	215,881	6,193,626
Kilroy Realty Corp.	7,982	578,481
Lamar Advertising Co., Class A	24,286	2,033,710
Macerich Co.#	98,469	2,010,737
Medical Properties Trust, Inc.	109,014	2,303,466

Mid-America Apartment Communities, Inc.	25,230	3,261,230
Omega Healthcare Investors, Inc.	73,992	2,930,083
Park Hotels & Resorts, Inc.	90,282	1,648,549
Pebblebrook Hotel Trust	129,936	2,626,007
PotlatchDeltic Corp.	14,132	519,210
Prologis, Inc.	72,015	6,069,424
Public Storage	23,113	4,833,391
QTS Realty Trust, Inc., Class A	40,701	2,286,175
Rayonier, Inc.	41,838	1,109,962
Realty Income Corp.	2,910	210,655
Regency Centers Corp.	5,271	302,766
Retail Opportunity Investments Corp.	90,338	1,355,070
Rexford Industrial Realty, Inc.	66,321	3,101,833
SBA Communications Corp.	30,670	8,130,310
Simon Property Group, Inc.	52,392	6,448,407
STAG Industrial, Inc.	93,200	2,607,736
Sun Communities, Inc.	32,763	5,008,807
Sunstone Hotel Investors, Inc.	208,392	2,281,892
Terreno Realty Corp.	35,960	1,973,125
UDR, Inc.	164,641	7,405,552
Ventas, Inc.	136,884	7,360,253
VEREIT, Inc.	859,778	7,445,677
VICI Properties, Inc.	225,376	5,647,923
Vornado Realty Trust	47,293	2,533,959
Welltower, Inc.	18,103	1,354,466
Weyerhaeuser Co.	145,355	3,776,323

		224,156,624

Total Long-Term Investment Securities
(cost $454,932,799)		462,081,136

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Institutional U.S. Government Money Market Fund, Administration Class 1.28%(2) (cost $4,076,281)	4,076,281	4,076,281

TOTAL INVESTMENTS
(cost $459,009,080)	99.0%	466,157,417
Other assets less liabilities	1.0	4,921,836

NET ASSETS	100.0%	$471,079,253

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $9,267,947 representing 2.0% of net assets.

#	The security or a portion thereof is out on loan.

At February 29, 2020, the Fund had loaned securities with a total value of $5,517,748. This was secured by collateral of $5,807,026 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	04/16/2020 to 04/16/2020	$75,782
United States Treasury Notes/Bonds	0.13% to 8.00%	03/31/2020 to 05/15/2049	5,731,244

(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 29, 2020.

CVA	- Certification Van Aandelen (Dutch Dert.)

EUR - Euro Currency

GBP - British Pound

Euronext Paris - Euronext Stock Exchange, Paris

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Industry Allocation*
Real Estate Investment Trusts	74.9%
Real Estate Operations & Development	13.3
Real Estate Management/Services	8.4
Private Equity	0.9
Registered Investment Companies	0.9
Hotels/Motels	0.6

99.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$19,812,200	**	$0	$19,812,200
Other Countries	244,401,863	197,867,073	**	—	442,268,936
Short-Term Investment Securities	4,076,281	—		—	4,076,281

Total Investments at Value	$248,478,144	$217,679,273		$0	$466,157,417

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCKS - 53.4%
Australia - 3.4%

AGL Energy, Ltd.	10,072	$124,328
Alumina, Ltd.	53,295	66,566
Aristocrat Leisure, Ltd.	4,219	90,558
ASX, Ltd.	2,023	96,302
Aurizon Holdings, Ltd.	33,961	105,341
Australia & New Zealand Banking Group, Ltd.	30,700	490,334
Bendigo & Adelaide Bank, Ltd.#	6,955	41,839
BHP Group, Ltd.	52,135	1,131,887
BlueScope Steel, Ltd.	8,681	66,488
Boral, Ltd.#	8,562	25,457
Brambles, Ltd.	24,791	190,835
CIMIC Group, Ltd.	1,602	25,099
Coca-Cola Amatil, Ltd.	8,379	61,839
Cochlear, Ltd.	1,116	148,763
Coles Group, Ltd.	11,364	103,616
Commonwealth Bank of Australia	19,535	1,025,895
Crown Resorts, Ltd.	6,394	42,691
CSL, Ltd.	7,442	1,476,430
Dexus	17,278	135,285
Flight Centre Travel Group, Ltd.#	964	20,424
Fortescue Metals Group, Ltd.	36,365	237,226
Goodman Group	21,769	209,592
GPT Group	30,865	115,145
Harvey Norman Holdings, Ltd.#	11,858	28,212
Magellan Financial Group, Ltd.	1,324	46,703
Medibank Private, Ltd.	54,517	98,953
Mirvac Group	52,038	101,824
National Australia Bank, Ltd.	43,082	695,484
Newcrest Mining, Ltd.	6,073	104,838
Qantas Airways, Ltd.	7,318	26,237
REA Group, Ltd.	935	58,991
Rio Tinto, Ltd.	7,981	451,237
Scentre Group	68,199	151,902
Sonic Healthcare, Ltd.	6,536	121,149
South32, Ltd.	76,403	109,862
Telstra Corp., Ltd.	76,858	169,236
Wesfarmers, Ltd.	20,964	547,331
Westpac Banking Corp.	39,496	601,446
Woodside Petroleum, Ltd.	13,547	247,102
Woolworths Group, Ltd.	21,814	543,330

		10,135,777

Austria - 0.0%

OMV AG	2,198	92,986

Belgium - 0.0%

Colruyt SA	931	43,158
Proximus SADP	2,721	67,871

		111,029

Bermuda - 0.1%

Invesco, Ltd.	2,800	40,320
Jardine Matheson Holdings, Ltd.	3,000	164,034
Kerry Properties, Ltd.	13,000	37,254
Nine Dragons Paper Holdings, Ltd.	24,000	28,233
NWS Holdings, Ltd.	24,000	29,633
Yue Yuen Industrial Holdings, Ltd.	11,000	26,656

		326,130

Brazil - 0.5%

AMBEV SA	34,000	110,548
Cia de Saneamento Basico do Estado de Sao Paulo	4,900	64,374
Cielo SA	19,500	29,870
Cosan SA	2,100	34,361
Engie Brasil Energia SA	3,600	38,263
Hapvida Participacoes e Investimentos SA*	1,800	22,219
Hypera SA	5,300	40,652
IRB Brasil Resseguros SA	8,900	66,174
Itau Unibanco Holding SA (Preference Shares)	52,200	373,532
Itausa - Investimentos Itau SA (Preference Shares)	83,400	223,984
Localiza Rent a Car SA	4,100	45,420
Lojas Renner SA	8,500	101,310
Petrobras Distribuidora SA	8,700	50,777
Porto Seguro SA	1,200	16,364
Telefonica Brasil SA (Preference Shares)	8,100	96,688
Tim Participacoes SA	9,900	35,709
Vale SA	23,000	227,896

		1,578,141

British Virgin Islands - 0.0%

Capri Holdings, Ltd.†	2,400	61,968

Canada - 1.5%

Air Canada†	800	20,413
Algonquin Power & Utilities Corp.	4,000	60,793
BCE, Inc.	2,500	109,797
Canadian Apartment Properties REIT	500	20,909
Canadian Imperial Bank of Commerce	6,100	464,277
Canadian National Railway Co.	10,400	881,666
CGI, Inc.†	2,500	175,656
CI Financial Corp.	3,700	61,444
Constellation Software, Inc.	200	203,752
Empire Co., Ltd., Class A	1,800	40,218
First Capital Real Estate Investment Trust	2,500	37,288
Franco-Nevada Corp.	1,300	139,564
Gildan Activewear, Inc.	3,200	77,506
Great-West Lifeco, Inc.	2,700	63,505
H&R Real Estate Investment Trust	2,400	34,706
Hydro One, Ltd.*	3,600	72,255
IGM Financial, Inc.	900	23,998
Inter Pipeline, Ltd.	5,600	82,858
Keyera Corp.	1,600	38,407
Kirkland Lake Gold, Ltd.	3,300	106,431
Magna International, Inc.	5,800	263,976
Metro, Inc.	4,000	155,798
Pembina Pipeline Corp.	3,600	129,678
Power Corp. of Canada	7,145	157,938
Quebecor, Inc., Class B	2,100	49,064
RioCan Real Estate Investment Trust	2,400	44,826
Rogers Communications, Inc., Class B	5,100	233,713
Saputo, Inc.	3,200	89,068
Shaw Communications, Inc., Class B	3,200	55,382
SmartCentres Real Estate Investment Trust	900	19,297

Teck Resources, Ltd., Class B†	7,000	70,404
TELUS Corp. (Non Voting Shares)#	3,000	108,810
Thomson Reuters Corp.	1,900	141,143
West Fraser Timber Co., Ltd.	700	26,138
Wheaton Precious Metals Corp.	3,100	88,156

		4,348,834

Cayman Islands - 0.3%

ANTA Sports Products, Ltd.	17,000	138,301
China Conch Venture Holdings, Ltd.	25,000	122,428
China Medical System Holdings, Ltd.	21,000	26,027
China Resources Cement Holdings, Ltd.	36,000	45,627
Country Garden Services Holdings Co., Ltd.	13,000	51,110
Dali Foods Group Co., Ltd.*	33,000	21,753
Kingboard Holdings, Ltd.	9,000	24,039
Kingboard Laminates Holdings, Ltd.	16,000	16,164
Lee & Man Paper Manufacturing, Ltd.	23,000	18,093
Longfor Group Holdings, Ltd.*	29,000	135,255
Sands China, Ltd.	44,400	208,534
Shenzhou International Group Holdings, Ltd.	10,100	125,287
Wynn Macau, Ltd.	20,000	40,737
Zhen Ding Technology Holding, Ltd.	6,000	22,071

		995,426

Chile - 0.0%

Cia Cervecerias Unidas SA	2,274	17,082
Enel Americas SA	290,619	48,680
Enel Chile SA	434,654	38,794

		104,556

China - 1.1%

Agricultural Bank of China, Ltd.	446,000	179,638
Agricultural Bank of China, Ltd., Class A	42,900	21,056
Anhui Conch Cement Co., Ltd.	21,000	155,311
Anhui Conch Cement Co., Ltd., Class A	3,100	24,672
Bank of China, Ltd.	1,311,000	521,522
Bank of Communications Co., Ltd.	140,000	90,422
Bank of Communications Co., Ltd., Class A	23,000	17,240
China Cinda Asset Management Co., Ltd.	132,000	27,840
China CITIC Bank Corp., Ltd.	162,000	84,789
China Construction Bank Corp.	1,043,000	849,670
China Everbright Bank Co., Ltd.	48,000	19,367
China Minsheng Banking Corp., Ltd.	113,500	77,089
China Minsheng Banking Corp., Ltd., Class A	21,200	17,485
China Petroleum & Chemical Corp.	348,000	180,587
China Shenhua Energy Co., Ltd.	60,500	105,539
China Telecom Corp., Ltd.	150,000	56,742
China Yangtze Power Co., Ltd.	11,600	28,304
Chongqing Rural Commercial Bank Co., Ltd.	39,000	17,726
Dongfeng Motor Group Co., Ltd.	50,000	39,797
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,500	21,510
Fuyao Glass Industry Group Co., Ltd.*	7,200	20,728
Guangzhou Automobile Group Co., Ltd.	48,000	53,976
Industrial & Commercial Bank of China, Ltd.	694,000	478,219
Jiangsu Expressway Co., Ltd.	18,000	20,915
Kweichow Moutai Co., Ltd., Class A	600	91,435
Postal Savings Bank of China Co., Ltd.*	56,000	35,534
Sinopec Shanghai Petrochemical Co., Ltd.	60,000	15,441
Wuliangye Yibin Co., Ltd., Class A	1,600	27,934

		3,280,488

Colombia - 0.0%

Ecopetrol SA	72,178	63,683

Czech Republic - 0.0%

Moneta Money Bank AS*	8,425	28,000

Denmark - 0.8%

Coloplast A/S, Class B	2,431	328,371
Novo Nordisk A/S, Class B	29,648	1,762,083
Pandora A/S	2,449	111,582
Tryg A/S	1,306	36,415

		2,238,451

Egypt - 0.0%

Commercial International Bank Egypt SAE	15,297	80,240

Finland - 0.1%

Elisa Oyj	2,503	143,868
Nokian Renkaat Oyj	2,091	54,375
Orion Oyj, Class B	1,706	67,845

		266,088

France - 0.4%

Cie Generale des Etablissements Michelin SCA	2,406	257,376
Covivio	629	67,053
Hermes International	507	358,748
Peugeot SA	9,750	190,115
Renault SA	2,141	63,781
Societe Generale SA	10,645	303,600

		1,240,673

Germany - 0.3%

adidas AG	1,297	361,369
Covestro AG*	3,128	119,481
Deutsche Lufthansa AG	3,635	46,849
Porsche Automobil Holding SE (Preference Shares)	2,416	150,569
TUI AG	6,744	53,184

		731,452

Greece - 0.0%

JUMBO SA	1,455	22,847
Motor Oil Hellas Corinth Refineries SA	794	13,059
OPAP SA	1,569	16,762

		52,668

Hong Kong - 0.5%

China Mobile, Ltd.	100,500	798,711
CNOOC, Ltd.	195,000	268,912
Galaxy Entertainment Group, Ltd.	27,000	180,309
Guangdong Investment, Ltd.	44,000	83,180
HKT Trust & HKT, Ltd.	61,000	91,474
Power Assets Holdings, Ltd.	16,000	114,407
Sino Land Co., Ltd.	22,000	29,446
Vitasoy International Holdings, Ltd.	4,000	14,434
Wharf Holdings, Ltd.#	9,000	19,124

		1,599,997

Hungary - 0.0%

MOL Hungarian Oil & Gas PLC	6,845	53,043

India - 0.9%

Asian Paints, Ltd.	2,079	52,157
Bajaj Auto, Ltd.	1,314	52,897
Bharat Petroleum Corp., Ltd.	11,104	65,315
Bharti Infratel, Ltd.	6,237	18,806
Britannia Industries, Ltd.	772	31,704
Coal India, Ltd.	23,014	53,515
Dabur India, Ltd.	8,070	55,478
Eicher Motors, Ltd.	210	48,855
GAIL India, Ltd.	21,642	31,396
HCL Technologies, Ltd.	17,674	132,026
HDFC Asset Management Co., Ltd.*	455	20,041
HDFC Life Insurance Co., Ltd.*	3,884	29,460
Hero MotoCorp, Ltd.	1,243	35,206
Hindustan Petroleum Corp., Ltd.	11,808	32,532
Hindustan Unilever, Ltd.	13,526	408,978
ICICI Lombard General Insurance Co., Ltd.*	1,371	23,770
Indian Oil Corp., Ltd.	30,091	44,638
Infosys, Ltd.	58,992	595,542
ITC, Ltd.	54,182	148,949
Marico, Ltd.	7,230	29,919
Nestle India, Ltd.	399	87,653
Oil & Natural Gas Corp., Ltd.	36,059	46,074
Page Industries, Ltd.	79	24,394
Petronet LNG, Ltd.	8,675	29,815
Pidilite Industries, Ltd.	1,718	36,338
REC, Ltd.	10,154	16,541
SBI Life Insurance Co., Ltd.*	2,819	34,636
Tata Consultancy Services, Ltd.	16,783	467,427
Tech Mahindra, Ltd.	7,009	72,484

		2,726,546

Indonesia - 0.2%

Adaro Energy Tbk PT	226,200	18,534
Charoen Pokphand Indonesia Tbk PT	78,000	31,058
Gudang Garam Tbk PT	6,700	23,736
Hanjaya Mandala Sampoerna Tbk PT	194,200	23,297
Indofood CBP Sukses Makmur Tbk PT	32,100	22,988
Telekomunikasi Indonesia Persero Tbk PT	852,900	207,276
Unilever Indonesia Tbk PT	155,700	74,063
United Tractors Tbk PT	28,600	33,084

		434,036

Ireland - 0.6%

Accenture PLC, Class A	8,200	1,480,838
AIB Group PLC	8,903	21,235
Jazz Pharmaceuticals PLC†	300	34,374
Seagate Technology PLC	5,100	244,545

		1,780,992

Israel - 0.1%

Azrieli Group, Ltd.	421	30,717
Check Point Software Technologies, Ltd.†	1,800	186,840
Israel Chemicals, Ltd.	8,369	30,612

		248,169

Italy - 0.6%

Assicurazioni Generali SpA	11,362	204,477
Enel SpA	92,367	773,444
Intesa Sanpaolo SpA	204,700	498,476
Moncler SpA	2,803	109,550
Poste Italiane SpA*	7,662	82,335
Recordati SpA	1,259	54,110
Snam SpA	21,062	104,621

		1,827,013

Japan - 2.7%

ABC-Mart, Inc.#	400	23,045
Advantest Corp.	2,200	99,597
Astellas Pharma, Inc.	30,600	479,841
Bandai Namco Holdings, Inc.	3,200	158,964
Bridgestone Corp.	9,300	309,669
Canon, Inc.	13,700	344,288
Daito Trust Construction Co., Ltd.	1,100	113,231
Daiwa House Industry Co., Ltd.	6,500	178,965
Hoya Corp.	6,400	567,218
Iida Group Holdings Co., Ltd.	2,000	26,964
ITOCHU Corp.	23,100	525,156
Japan Airlines Co., Ltd.	2,000	49,522
Japan Post Bank Co., Ltd.#	5,300	47,169
Japan Tobacco, Inc.	19,200	380,764
Kakaku.com, Inc.	2,600	55,551
Kao Corp.	6,400	465,765
KDDI Corp.	33,400	943,897
Marubeni Corp.	21,500	142,145
Mitsubishi Chemical Holdings Corp.	16,900	113,174
Mitsubishi Gas Chemical Co., Inc.	2,400	36,071
Nexon Co., Ltd.	5,400	85,568
Nippon Building Fund, Inc.	9	66,713
Nippon Telegraph & Telephone Corp.	23,200	542,772
NTT DOCOMO, Inc.	26,700	721,603
Obayashi Corp.	4,500	45,192
Oracle Corp. Japan	500	38,996
Oriental Land Co., Ltd.	1,400	158,745
Sekisui House, Ltd.	7,500	146,821
Shionogi & Co., Ltd.	3,800	205,109
Showa Denko KK	1,300	27,909
Softbank Corp.	13,800	180,497

Subaru Corp.	10,200	246,514
Tokyo Electron, Ltd.	2,300	472,763
Tosoh Corp.	4,400	59,974
ZOZO, Inc.	2,600	36,425

		8,096,597

Jersey - 0.2%

Amcor PLC	22,400	208,768
Ferguson PLC	1,628	142,203
Polymetal International PLC	11,093	170,279

		521,250

Luxembourg - 0.0%

Aroundtown SA	12,750	110,350

Malaysia - 0.1%

DiGi.Com Bhd	61,000	59,682
Hartalega Holdings Bhd	20,700	30,452
Nestle Malaysia Bhd	1,300	44,002
Petronas Chemicals Group Bhd	43,100	55,328
Petronas Gas Bhd	9,200	36,370

		225,834

Mexico - 0.2%

Fibra Uno Administracion SA de CV	51,300	77,694
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,700	61,683
Kimberly-Clark de Mexico SAB de CV, Class A	24,100	45,879
Promotora y Operadora de Infraestructura SAB de CV	2,400	23,513
Wal-Mart de Mexico SAB de CV	82,800	233,092

		441,861

Netherlands - 0.7%

Ferrari NV	848	134,005
Koninklijke Ahold Delhaize NV	17,681	414,962
LyondellBasell Industries NV, Class A	5,800	414,468
Unilever NV	21,906	1,166,112
X5 Retail Group NV GDR	1,405	43,585

		2,173,132

New Zealand - 0.1%

Fisher & Paykel Healthcare Corp., Ltd.	9,924	160,151
Meridian Energy, Ltd.	13,535	39,155
Spark New Zealand, Ltd.	39,237	109,349

		308,655

Norway - 0.2%

Equinor ASA	7,660	117,779
Mowi ASA	7,517	159,319
Orkla ASA	6,003	50,437
Telenor ASA	11,795	192,096

		519,631

Panama - 0.1%

Carnival Corp.	6,000	200,760

Philippines - 0.0%

Globe Telecom, Inc.	530	18,534
Manila Electric Co.	3,810	20,201

		38,735

Poland - 0.0%

Powszechny Zaklad Ubezpieczen SA	6,398	57,241

Portugal - 0.0%

Jeronimo Martins SGPS SA	3,545	62,541

Russia - 1.1%

Alrosa PJSC†	199,120	213,299
Inter RAO UES PJSC	1,955,000	152,867
Magnitogorsk Iron & Steel Works PJSC	125,100	76,022
MMC Norilsk Nickel PJSC	2,934	900,289
Mobile TeleSystems PJSC ADR	34,500	334,650
Moscow Exchange MICEX-RTS PJSC	51,000	75,888
Novolipetsk Steel PJSC	118,170	222,246
PhosAgro PJSC	7,217	79,459
Polyus PJSC	1,460	181,869
Severstal PJSC	18,145	225,653
Tatneft PJSC	72,877	734,371

		3,196,613

Singapore - 0.3%

CapitaLand Mall Trust	36,700	60,173
ComfortDelGro Corp., Ltd.	37,000	52,180
Mapletree Commercial Trust	15,200	23,093
SATS, Ltd.	11,000	32,158
Singapore Exchange, Ltd.	19,600	120,517
Singapore Technologies Engineering, Ltd.	23,600	71,349
Singapore Telecommunications, Ltd.	135,900	294,643
Venture Corp., Ltd.	4,000	47,926
Yangzijiang Shipbuilding Holdings, Ltd.	43,200	29,851

		731,890

South Africa - 0.1%

AngloGold Ashanti, Ltd.	3,304	58,028
Capitec Bank Holdings, Ltd.	606	51,107
Clicks Group, Ltd.	3,740	57,723
Exxaro Resources, Ltd.	5,046	37,114
Kumba Iron Ore, Ltd.	1,433	26,781
Mr. Price Group, Ltd.	4,967	49,022
RMB Holdings, Ltd.	11,229	50,994
Tiger Brands, Ltd.	2,395	23,551
Vodacom Group, Ltd.	10,686	76,747

		431,067

South Korea - 1.4%

BNK Financial Group, Inc.	4,803	24,387
Coway Co, Ltd.	997	56,888
Daelim Industrial Co., Ltd.†	340	20,270
DB Insurance Co., Ltd.	760	27,323
Hana Financial Group, Inc.	5,409	139,657
Hankook Tire & Technology Co., Ltd.	1,111	23,662
Hyundai Marine & Fire Insurance Co., Ltd.	1,009	18,707
Industrial Bank of Korea†	4,892	38,591

Kangwon Land, Inc.†	1,795	33,873
KB Financial Group, Inc.	6,856	220,195
Kia Motors Corp.	2,863	86,534
Korea Zinc Co., Ltd.	124	42,572
KT&G Corp.	1,967	136,546
LG Corp.	1,384	77,463
LG Household & Health Care, Ltd. (Preference Shares)	31	18,925
Lotte Chemical Corp.	298	45,929
NCSoft Corp.	209	112,597
S-1 Corp.	257	17,394
Samsung Electronics Co., Ltd.	34,245	1,549,245
Samsung Electronics Co., Ltd. (Preference Shares)	6,549	248,638
Shinhan Financial Group Co., Ltd.	5,543	148,058
SK Hynix, Inc.	12,025	867,956
SK Telecom Co., Ltd.	355	62,300
Woori Financial Group, Inc.	4,345	34,775

		4,052,485

Spain - 0.7%

Aena SME SA*	724	116,541
Banco de Sabadell SA	79,514	70,052
Enagas SA	3,047	78,973
Endesa SA	5,340	137,554
Iberdrola SA	68,358	782,402
Industria de Diseno Textil SA	18,214	566,886
Red Electrica Corp. SA	5,860	112,405
Repsol SA	19,726	223,938

		2,088,751

Sweden - 0.2%

Boliden AB	4,127	87,408
Hennes & Mauritz AB, Class B	13,794	249,531
ICA Gruppen AB	644	24,076
Skanska AB, Class B	2,399	52,734
Swedbank AB, Class A	5,989	91,401
Telia Co AB	35,570	141,710

		646,860

Switzerland - 1.6%

EMS-Chemie Holding AG	132	77,858
Garmin, Ltd.	2,000	176,780
Geberit AG	435	218,127
Nestle SA	15,951	1,652,634
Partners Group Holding AG	335	292,847
Roche Holding AG	5,389	1,756,515
Swisscom AG	401	213,936
TE Connectivity, Ltd.	3,900	323,193

		4,711,890

Taiwan - 1.2%

Accton Technology Corp.	2,000	10,438
Advantech Co., Ltd.	3,000	28,479
Catcher Technology Co., Ltd.	8,000	60,445
Chicony Electronics Co., Ltd.	8,000	21,703
China Development Financial Holding Corp.	167,000	49,542
Chunghwa Telecom Co., Ltd.	57,000	202,597
Eclat Textile Co., Ltd.	2,000	23,437
Far EasTone Telecommunications Co., Ltd.	24,000	51,994
Feng TAY Enterprise Co., Ltd.	4,000	21,972
Formosa Chemicals & Fibre Corp.	48,000	128,558
Formosa Petrochemical Corp.	17,000	47,379
Formosa Plastics Corp.	62,000	182,416
Globalwafers Co., Ltd.	1,000	13,078
Largan Precision Co., Ltd.	1,000	141,879
Lite-On Technology Corp.	32,000	45,256
Nan Ya Plastics Corp.	71,000	156,645
Nanya Technology Corp.	24,000	58,511
Nien Made Enterprise Co., Ltd.	1,000	7,804
Novatek Microelectronics Corp.	8,000	50,680
Phison Electronics Corp.	2,000	21,378
Powertech Technology, Inc.	10,000	32,326
President Chain Store Corp.	9,000	87,290
Shanghai Commercial & Savings Bank, Ltd.	32,000	52,298
Taiwan Business Bank	59,000	23,097
Taiwan Cement Corp.	36,000	49,238
Taiwan Mobile Co., Ltd.	25,000	86,193
Taiwan Semiconductor Manufacturing Co., Ltd.	157,914	1,619,132
Vanguard International Semiconductor Corp.	13,000	31,087
Walsin Technology Corp.†	3,000	20,377
WPG Holdings, Ltd.	19,000	24,051
Yageo Corp.	5,000	65,326
Yuanta Financial Holding Co., Ltd.	104,000	65,024

		3,479,630

Thailand - 0.3%

Advanced Info Service PCL	21,000	135,158
Airports of Thailand PCL	62,400	118,004
Bumrungrad Hospital PCL	6,300	25,670
Electricity Generating PCL	2,900	25,261
Home Product Center PCL	77,200	31,342
Intouch Holdings PCL	33,300	57,871
Land & Houses PCL	80,700	21,482
PTT Exploration & Production PCL	18,500	62,647
PTT Global Chemical PCL	35,300	46,206
PTT PCL	152,400	188,357
Ratch Group PCL	8,600	16,080
Siam Cement PCL	10,100	99,316

		827,394

Turkey - 0.1%

BIM Birlesik Magazalar AS	7,431	57,416
Eregli Demir ve Celik Fabrikalari TAS	30,868	42,181
Ford Otomotiv Sanayi AS	1,411	17,765
Haci Omer Sabanci Holding AS	12,067	16,596
Tupras Turkiye Petrol Rafinerileri AS	2,316	37,883
Turkcell Iletisim Hizmetleri AS	16,824	37,585
Turkiye Garanti Bankasi AS†	28,706	45,358
Turkiye Is Bankasi, Class C†	24,584	22,761

		277,545

United Arab Emirates - 0.1%

Abu Dhabi Commercial Bank PJSC	33,296	63,341
Aldar Properties PJSC	59,903	34,127
Dubai Islamic Bank PJSC	26,678	39,140
Emirates Telecommunications Group Co. PJSC	28,431	122,024

		258,632

United Kingdom - 3.8%

Admiral Group PLC	3,931	107,359
Anglo American PLC	15,586	362,183
Auto Trader Group PLC*	14,538	98,104
Barratt Developments PLC	20,304	199,457
Berkeley Group Holdings PLC	2,220	136,536
BHP Group PLC	29,975	542,715
British American Tobacco PLC	17,144	681,299
British Land Co. PLC	14,576	94,476
BT Group PLC	146,598	270,887
Burberry Group PLC	6,818	148,947
Centrica PLC	62,578	58,710
Compass Group PLC	24,418	536,112
Direct Line Insurance Group PLC	23,249	92,150
easyJet PLC	1,744	24,919
Evraz PLC	9,099	39,471
GlaxoSmithKline PLC	77,756	1,566,897
Hargreaves Lansdown PLC	4,938	98,898
Imperial Brands PLC	18,693	378,428
Intertek Group PLC	2,307	157,491
ITV PLC	72,674	109,773
Kingfisher PLC	30,240	74,298
Land Securities Group PLC	9,845	105,993
M&G PLC†	21,684	55,693
Marks & Spencer Group PLC	28,487	58,650
Micro Focus International PLC	2,694	25,909
Mondi PLC	7,186	145,442
Next PLC	2,831	223,786
Persimmon PLC	7,359	270,294
RELX PLC	32,801	793,212
Rio Tinto PLC	20,252	949,196
Royal Dutch Shell PLC, Class A	32,624	707,671
Royal Dutch Shell PLC, Class B	27,875	605,329
Smith & Nephew PLC	6,598	147,736
SSE PLC	14,803	292,374
Taylor Wimpey PLC	70,927	186,137
Unilever PLC	16,952	908,920

		11,255,452

United States - 26.8%

AbbVie, Inc.	16,800	1,439,928
Air Products & Chemicals, Inc.	2,200	483,142
Altria Group, Inc.	33,800	1,364,506
American Electric Power Co., Inc.	7,000	624,820
American Tower Corp.	5,000	1,134,000
Amgen, Inc.	7,600	1,517,948
Apple, Inc.	5,500	1,503,480
Applied Materials, Inc.	15,100	877,612
AT&T, Inc.	44,300	1,560,246
Best Buy Co., Inc.	3,800	287,470
Biogen, Inc.†	3,300	1,017,687
Booking Holdings, Inc.†	300	508,698
BorgWarner, Inc.	2,200	69,520
Bristol-Myers Squibb Co.	26,700	1,576,902
Broadcom, Inc.	4,100	1,117,742
Broadridge Financial Solutions, Inc.	1,500	156,540
Burlington Stores, Inc.†	900	194,634
C.H. Robinson Worldwide, Inc.	2,000	137,800
Cabot Oil & Gas Corp.	4,800	66,864
Cadence Design Systems, Inc.†	2,900	191,806
Campbell Soup Co.	2,600	117,312
Celanese Corp.	1,300	121,862
Church & Dwight Co., Inc.	2,300	159,896
Cisco Systems, Inc.	37,000	1,477,410
Citrix Systems, Inc.	1,400	144,746
Clorox Co.	2,300	366,666
Cognizant Technology Solutions Corp., Class A	7,400	450,882
Copart, Inc.†	3,000	253,440
Cummins, Inc.	2,400	363,096
D.R. Horton, Inc.	3,800	202,426
Darden Restaurants, Inc.	2,100	204,750
Delta Air Lines, Inc.	2,600	119,938
Dollar General Corp.	4,000	601,200
Dominion Energy, Inc.	8,100	633,258
Dow, Inc.	7,500	303,075
Eli Lilly & Co.	12,900	1,627,077
Equity LifeStyle Properties, Inc.	1,700	116,161
Erie Indemnity Co., Class A	100	14,292
Estee Lauder Cos., Inc., Class A	3,300	605,880
Expeditors International of Washington, Inc.	2,500	176,050
Extra Space Storage, Inc.	1,600	160,576
F5 Networks, Inc.†	1,000	119,950
Facebook, Inc., Class A†	8,000	1,539,760
FactSet Research Systems, Inc.	300	79,797
Fastenal Co.	9,300	318,246
Fox Corp., Class A	3,400	104,516
Fox Corp., Class B	1,600	48,720
Gap, Inc.	4,400	63,052
General Mills, Inc.	8,900	436,100
General Motors Co.	20,800	634,400
Gilead Sciences, Inc.	20,450	1,418,412
Hanesbrands, Inc.#	4,700	62,228
Healthpeak Properties, Inc.	5,100	161,364
Hershey Co.	2,700	388,773
HollyFrontier Corp.	2,200	74,096
Home Depot, Inc.	7,200	1,568,448
Hormel Foods Corp.#	4,700	195,520
IDEXX Laboratories, Inc.†	500	127,255
Illinois Tool Works, Inc.	3,700	620,786
Ingredion, Inc.	800	66,640
Intel Corp.	26,100	1,449,072
International Business Machines Corp.	12,100	1,574,815
Intuit, Inc.	4,300	1,143,155
Jack Henry & Associates, Inc.	1,000	151,740
JB Hunt Transport Services, Inc.	1,100	106,084

Johnson & Johnson		12,000	1,613,760
Kellogg Co.		3,100	187,457
Kimberly-Clark Corp.		5,100	669,069
Kimco Realty Corp.		5,200	90,220
KLA Corp.		2,600	399,646
Kohl’s Corp.		2,700	105,705
Kroger Co.		11,400	320,682
Lam Research Corp.		2,000	586,860
Lamb Weston Holdings, Inc.		1,000	86,890
Las Vegas Sands Corp.		5,400	314,874
Lear Corp.		900	100,080
Leggett & Platt, Inc.		1,800	71,388
Lockheed Martin Corp.		3,700	1,368,519
Lowe’s Cos., Inc.		11,800	1,257,526
Lululemon Athletica, Inc.†		1,700	369,597
MarketAxess Holdings, Inc.		400	129,732
Mastercard, Inc., Class A		5,400	1,567,350
Match Group, Inc.†#		400	26,000
Maxim Integrated Products, Inc.		4,100	228,042
Medical Properties Trust, Inc.		3,600	76,068
Merck & Co., Inc.		20,000	1,531,200
Mettler-Toledo International, Inc.†		100	70,170
Microsoft Corp.		10,500	1,701,105
Monster Beverage Corp.†		4,400	274,604
Moody’s Corp.		1,900	456,057
NetApp, Inc.		2,700	126,144
NIKE, Inc., Class B		17,500	1,564,150
Nordstrom, Inc.#		1,700	58,990
Nucor Corp.		3,400	140,590
NVR, Inc.†		60	220,031
O’Reilly Automotive, Inc.†		1,300	479,336
Occidental Petroleum Corp.		8,300	271,742
OGE Energy Corp.		2,000	76,200
Old Dominion Freight Line, Inc.		800	155,040
Omnicom Group, Inc.		3,300	228,624
PACCAR, Inc.		3,900	260,910
Packaging Corp. of America		900	81,558
Paychex, Inc.		5,100	395,148
PepsiCo, Inc.		12,600	1,663,578
Pfizer, Inc.		47,000	1,570,740
Philip Morris International, Inc.		20,200	1,653,774
Phillips 66		5,500	411,730
PPL Corp.		7,300	219,073
Procter & Gamble Co.		13,900	1,573,897
Public Service Enterprise Group, Inc.		6,900	354,039
Public Storage		3,100	648,272
PulteGroup, Inc.		3,700	148,740
Ralph Lauren Corp.		600	63,306
Regeneron Pharmaceuticals, Inc.†		700	311,199
Robert Half International, Inc.		2,100	105,861
Rockwell Automation, Inc.		1,300	238,550
Rollins, Inc.#		2,200	82,368
Ross Stores, Inc.		7,100	772,338
S&P Global, Inc.		3,300	877,503
Simon Property Group, Inc.		5,700	701,556
Skyworks Solutions, Inc.		3,000	300,540
Snap-on, Inc.		600	86,850
Southwest Airlines Co.		2,100	96,999
Starbucks Corp.		19,900	1,560,757
Steel Dynamics, Inc.		2,400	63,912
Sysco Corp.		7,400	493,210
T. Rowe Price Group, Inc.		1,600	188,816
Tapestry, Inc.		4,300	100,835
Target Corp.		8,000	824,000
Texas Instruments, Inc.		13,700	1,563,718
TJX Cos., Inc.		22,500	1,345,500
Tractor Supply Co.		1,900	168,169
Tyson Foods, Inc., Class A		4,400	298,452
Ulta Beauty, Inc.†		800	205,672
United Parcel Service, Inc., Class B		9,000	814,410
Valero Energy Corp.		5,800	384,250
Ventas, Inc.		4,100	220,457
Verizon Communications, Inc.		28,100	1,521,896
VF Corp.		4,700	338,400
ViacomCBS, Inc., Class B		6,500	159,965
Walgreens Boots Alliance, Inc.		10,200	466,752
Walt Disney Co.		11,500	1,352,975
Waste Management, Inc.		4,200	465,402
Waters Corp.†		400	77,956
WEC Energy Group, Inc.		4,600	424,718
Western Union Co.#		3,700	82,843
WW Grainger, Inc.		600	166,524
Xilinx, Inc.		2,300	192,027

			79,527,860

Total Common Stocks
(cost $173,114,282)			158,649,042

FOREIGN GOVERNMENT OBLIGATIONS - 25.5%
Argentina - 0.6%

Republic of Argentina Bills zero coupon due 03/30/2020(1)	ARS	16,993,240	205,303
Republic of Argentina Bills zero coupon due 04/28/2020(1)	ARS	13,370,705	142,022
Republic of Argentina Bills zero coupon due 05/28/2020(1)	ARS	1,013,400	11,933
Republic of Argentina Bills zero coupon due 07/29/2020(1)	ARS	10,635,600	150,018
Republic of Argentina Bills zero coupon due 08/27/2020(1)	ARS	2,854,410	33,960
Republic of Argentina Bills zero coupon due 10/29/2020(1)	ARS	6,632,990	75,661
Republic of Argentina Bonds 4.00% due 03/06/2020(1)(2)	ARS	5,000	113
Republic of Argentina Notes 4.50% due 09/30/2020		439,000	215,110

Republic of Argentina Bonds 15.50% due 10/17/2026(1)	ARS	79,847,000	455,401
Republic of Argentina Bonds 16.00% due 10/17/2023(1)	ARS	43,574,000	253,865
Republic of Argentina Notes 18.20% due 10/03/2021(1)	ARS	40,723,000	289,701
Republic of Argentina FRS Bonds 37.13% (BADLARPP+2.00%) due 04/03/2022(1)	ARS	2,800,000	24,727
Republic of Argentina FRS Bonds 51.01% (ARLLMONP+0.00%) due 06/21/2020(1)	ARS	1,039,790	9,820

			1,867,634

Brazil - 4.4%

Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,820,000	2,283,594
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	868,972
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	2,836,368
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	3,941,478
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	12,430,000	3,331,169

			13,261,581

Colombia - 0.7%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	17,880
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	710,147
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	752,804
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	96,020
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	428,281

			2,005,132

Ghana - 0.7%

Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	253,912
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	737,075
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	253,345
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	748,255
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	9,256
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	9,847
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	9,801
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	9,886

			2,031,377

India - 4.3%

Republic of India Senior Notes 6.79% due 05/15/2027	INR	380,000,000	5,359,493
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	571,836
Republic of India Senior Notes 7.16% due 05/20/2023	INR	150,000,000	2,129,942
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,879,158
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,077,356
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	872,371

			12,890,156

Indonesia - 3.2%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	6,076
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	21,208

Republic of Indonesia Senior Notes 8.13% due 05/15/2024	IDR	1,973,000,000	148,503
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	329,421
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	86,481,000,000	6,552,002
Republic of Indonesia Senior Notes 10.25% due 07/15/2022	IDR	116,000,000	8,912
Republic of Indonesia Senior Notes 11.00% due 11/15/2020	IDR	13,282,000,000	966,469
Republic of Indonesia Senior Notes 12.80% due 06/15/2021	IDR	7,078,000,000	540,710
Republic of Indonesia Senior Notes 12.90% due 06/15/2022	IDR	10,859,000,000	875,553

			9,448,854

Japan - 0.2%

Government of Japan (0.24)% due 09/23/2020	JPY	70,000,000	649,663

Mexico - 4.3%

United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,700,192	135,869
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,061,929
United Mexican States Bonds 6.50% due 06/09/2022	MXN	75,590,000	3,828,042
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	89,440,000	4,592,280
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	869,121
United Mexican States Senior Notes 8.00% due 12/07/2023	MXN	35,640,000	1,893,394
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	395,183

			12,775,818

Norway - 1.6%

Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	467,710
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	13,317,000	1,458,355
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	11,206,000	1,283,881
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	13,900,000	1,522,891

			4,732,837

South Korea - 5.5%

Republic of South Korea Senior Notes 1.18% due 08/02/2021	KRW	176,000,000	144,999
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,470,700,000	1,216,280
Republic of South Korea Senior Notes 1.38% due 09/10/2024	KRW	2,374,500,000	1,969,777
Republic of South Korea Senior Notes 1.75% due 06/10/2020	KRW	98,000,000	80,830
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	214,762
Republic of South Korea Senior Notes 1.88% due 03/10/2024	KRW	2,889,000,000	2,442,715
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	6,517,187
Republic of South Korea Senior Notes 2.00% due 12/10/2021	KRW	321,000,000	268,382
Republic of South Korea Senior Notes 2.05% due 10/05/2020	KRW	400,000,000	331,121
Republic of South Korea Senior Notes 2.14% due 06/02/2020	KRW	851,000,000	702,399
Republic of South Korea Senior Notes 2.25% due 09/10/2023	KRW	742,000,000	633,608
Republic of South Korea Senior Notes 3.00% due 09/10/2024	KRW	579,100,000	514,390
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,198,789

			16,235,239

Total Foreign Government Obligations
(cost $89,835,812)			75,898,291

U.S. GOVERNMENT TREASURIES - 7.1%
United States Treasury Notes - 7.1%

1.13% due 09/30/2021		762,000	763,965
1.50% due 09/30/2021		2,840,000	2,863,852
1.50% due 10/31/2024		1,040,000	1,067,584
1.63% due 02/15/2026		1,210,000	1,253,768

1.63% due 10/31/2026		1,210,000	1,256,131
1.75% due 12/31/2024		11,187,000	11,624,866
2.13% due 12/31/2021		862,000	880,688
2.88% due 05/31/2025		1,250,000	1,373,047

Total U.S. Government Treasuries
(cost $20,680,967)			21,083,901

Total Long-Term Investment Securities
(cost $283,631,061)			255,631,234

SHORT-TERM INVESTMENT SECURITIES - 11.6%
Foreign Government Obligations - 7.2%

Republic of Argentina(6) due 02/26/2020(1)	ARS	2,416,820	25,197
due 02/28/2020(1)	ARS	7,684,863	93,367
due 03/11/2020(1)	ARS	1,331,720	13,688
due 04/08/2020(1)	ARS	3,189,758	28,971
due 05/13/2020(1)	ARS	1,283,832	10,590
due 05/28/2020(1)	ARS	10,149,455	125,233
due 08/28/2020 (1)	ARS	5,838,430	66,777

			363,823

Government of Japan
(0.14)%-(0.16)% due 04/06/2020	JPY	304,900,000	2,827,124
(0.15)%-(0.17)% due 05/07/2020	JPY	261,700,000	2,426,881
(0.16)% due 07/10/2020	JPY	91,900,000	852,527
(0.17)% due 05/25/2020	JPY	445,500,000	4,131,743
(0.18)% due 08/11/2020	JPY	642,000,000	5,956,846
(0.25)% due 05/11/2020	JPY	65,000,000	602,791
(0.26)%-(0.30)% due 04/10/2020	JPY	77,850,000	721,859
(0.26)% due 05/20/2020	JPY	6,000,000	55,645
(0.31)% due 03/10/2020	JPY	75,000,000	695,367

			18,270,783

Kingdom of Norway 1.18%-1.27% due 03/18/2020*	NOK	5,839,000	620,256
1.18%-1.26% due 06/17/2020*	NOK	2,278,000	241,139
1.18%-1.19% due 09/16/2020*	NOK	1,374,000	144,940

			1,006,335

Republic of South Korea 1.72% due 05/09/2020	KRW	620,000,000	511,059

United Mexican States 8.16% due 04/02/2020	MXN	251,978,000	1,271,825

			21,423,825

Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(4)(5)		220,216	220,216

U.S. Government Agencies - 4.3%

Federal Home Loan Bank Disc. Note 1.34%-1.50% due 03/02/2020		12,790,000	12,790,000

Total Short-Term Investment Securities
(cost $45,032,517)			34,434,041

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $1,123,023 collateralized by $1,125,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and having an approximate value of $1,148,776 (cost $1,123,000)		1,123,000	1,123,000

TOTAL INVESTMENTS
(cost $329,786,578)		98.0%	291,188,275
Other assets less liabilities		2.0	5,802,187

NET ASSETS		100.0%	$296,990,462

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $6,599,284 representing 2.2% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Argentina
zero coupon due 03/30/2020	09/21/2018- 01/08/2020	ARS	16,993,240	$425,147	$205,303	$0.01	0.07%
Republic of Argentina
zero coupon due 04/28/2020	10/19/2018 - 01/09/2020	ARS	13,370,705	331,172	142,022	0.01	0.05
Republic of Argentina
zero coupon due 05/28/2020	03/11/2019 - 01/08/2020	ARS	1,013,400	13,355	11,933	0.01	0.00
Republic of Argentina
zero coupon due 07/29/2020	10/30/2018 - 01/08/2020	ARS	10,635,600	247,007	150,018	0.01	0.05
Republic of Argentina
zero coupon due 08/27/2020	10/18/2019 - 01/08/2020	ARS	2,854,410	29,155	33,960	0.01	0.01
Republic of Argentina
zero coupon due 10/29/2020	03/11/2019 - 01/09/2020	ARS	6,632,990	102,076	75,661	0.01	0.03
Republic of Argentina
4.00% due 03/06/2020	07/27/2018	ARS	5,000	191	113	0.02	0.00
Republic of Argentina
15.50% due 10/17/2026	10/17/2016 - 05/17/2018	ARS	79,847,000	4,460,922	455,401	0.01	0.15
Republic of Argentina
16.00% due 10/17/2023	10/17/2016 - 05/17/2018	ARS	43,574,000	2,079,973	253,865	0.01	0.09
Republic of Argentina
18.20% due 10/03/2021	10/03/2016 - 08/01/2018	ARS	40,723,000	2,672,053	289,701	0.01	0.10
Republic of Argentina
37.13% (BADLARPP+2.00%) due 04/03/2022	04/03/2017	ARS	2,800,000	186,226	24,727	0.01	0.01
Republic of Argentina
51.01% (ARLLMONP+0.00%) due 06/21/2020	08/01/2018 - 10/25/2019	ARS	1,039,790	10,132	9,820	0.01	0.00
Republic of Argentina
discount note due 02/26/2020	10/18/2019 - 01/08/2020	ARS	2,416,820	21,508	25,197	0.01	0.01
Republic of Argentina
discount note due 02/28/2020	01/09/2020	ARS	7,684,863	99,661	93,367	0.01	0.03
Republic of Argentina
discount note due 03/11/2020	10/28/2019 - 11/26/2019	ARS	1,331,720	12,224	13,688	0.01	0.00
Republic of Argentina
discount note due 04/08/2020	10/28/2019 - 11/26/2019	ARS	3,189,758	38,460	28,971	0.01	0.01
Republic of Argentina
discount note due 05/13/2020	10/18/2019 - 01/08/2020	ARS	1,283,832	16,524	10,590	0.01	0.01
Republic of Argentina
discount note due 05/28/2020	01/09/2020 - 01/29/2020	ARS	10,149,455	127,037	125,233	0.01	0.04
Republic of Argentina
discount note due 08/28/2020	01/29/2020	ARS	5,838,430	69,547	66,777	0.01	0.02

					$2,016,347		0.68%

(2)	Principal amount of security is adjusted for inflation.
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)

At February 29, 2020, the Fund had loaned securities with a total value of $750,014. This was secured by collateral of $220,216, which was received in cash and subsequently invested in short-term investments currently valued at $220,216 as reported in the Portfolio of Investments. Additional collateral of $571,945 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$133,632
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	124,174
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	41,244
United States Treasury Bills	0.00%	03/12/2020 to 05/14/2020	1,043
United States Treasury Notes/Bonds	0.00% to 8.75%	03/31/2020 to 02/15/2050	271,852

(5)	The rate shown is 7-day yield as of February 29, 2020.
(6)	The security was issued on a discount basis with no stated coupon rate.
ADR	- American Depositary Receipt
ARS	- Argentine Peso
BRL	- Brazilian Real
COP	- Colombian Peso

GDR	- Global Depositary Receipt
GHS	- Ghanaian Cedi
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
NOK	- Norwegian Krone
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

ARLLMONP – Argentina Blended Policy Rate

BADLARPP – Argentina Deposit Rates Badlar 30-35 days

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	117,110	USD	130,496	03/10/2020	$1,155	$—
	EUR	117,036	USD	130,046	04/08/2020	560	—
	EUR	2,236,820	USD	2,511,680	04/29/2020	33,977	—
	EUR	2,236,820	USD	2,512,284	04/30/2020	34,442	—
	EUR	431,144	USD	480,591	05/29/2020	2,256	—
	EUR	584,552	USD	661,596	10/16/2020	8,905	—
	USD	130,923	EUR	117,110	03/10/2020	—	(1,581)
	USD	127,666	EUR	117,036	04/08/2020	1,821	—

						83,116	(1,581)

Barclays Bank PLC	EUR	47,026	USD	52,104	03/31/2020	100	—
	EUR	183,000	USD	203,448	04/14/2020	911	—
	EUR	47,026	USD	52,621	05/29/2020	448	—
	USD	51,275	EUR	47,026	03/31/2020	730	—

						2,189	—

BNP Paribas SA	EUR	118,000	USD	131,463	05/27/2020	560	—
	INR	26,630,700	USD	371,877	03/06/2020	2,986	—
	INR	26,410,300	USD	366,606	04/07/2020	1,981	—
	INR	7,430,000	USD	103,255	05/13/2020	1,089	—
	USD	2,386,998	JPY	249,916,570	06/24/2020	—	(57,387)

						6,616	(57,387)

Citibank N.A.	AUD	5,644,750	JPY	404,263,075	03/06/2020	71,065	—
	EUR	1,129,944	BRL	5,260,000	04/01/2020	—	(75,590)
	EUR	1,104,900	USD	1,245,581	05/04/2020	21,352	—
	EUR	1,906,904	USD	2,127,018	05/14/2020	13,057	—
	EUR	89,576	USD	101,060	10/15/2020	1,046	—
	INR	40,740,800	USD	568,133	03/16/2020	4,373	—
	INR	48,712,200	USD	674,451	04/16/2020	2,629	—
	KRW	524,000,000	USD	445,143	03/20/2020	13,591	—
	KRW	1,051,000,000	USD	909,681	05/15/2020	43,327	—
	KRW	1,245,000,000	USD	1,053,478	05/21/2020	27,105	—
	KRW	538,612,000	USD	469,236	07/17/2020	24,646	—
	KRW	1,049,895,196	USD	904,926	07/29/2020	38,059	—
	KRW	889,209,609	USD	749,629	08/26/2020	14,945	—
	KRW	1,049,895,195	USD	870,127	08/31/2020	2,579	—
	MXN	6,058,000	USD	301,644	04/08/2020	—	(4,393)
	MXN	20,773,000	USD	1,021,764	06/17/2020	—	(16,426)
	MXN	6,216,000	USD	301,648	10/08/2020	—	(3,740)
	MXN	4,669,000	USD	226,250	10/09/2020	—	(3,100)
	MXN	15,565,000	USD	752,725	10/13/2020	—	(11,390)
	MXN	22,911,000	USD	1,111,979	10/15/2020	—	(12,423)
	MXN	20,978,000	USD	1,027,543	10/16/2020	—	(1,838)
	USD	1,196,898	JPY	132,394,900	08/26/2020	40,454	—
	USD	3,489,338	JPY	373,520,000	08/31/2020	2,276	—

						320,504	(128,900)

Deutsche Bank AG	EUR	595,000	USD	663,038	03/09/2020	5,933	—
	EUR	1,003,783	SEK	10,720,200	03/13/2020	7,327	—
	EUR	595,000	USD	661,759	04/08/2020	3,457	—
	EUR	986,301	SEK	10,720,200	04/15/2020	26,160	—
	EUR	68,877	USD	77,528	04/27/2020	1,242	—
	EUR	154,729	USD	173,745	04/30/2020	2,344	—
	EUR	1,007,074	SEK	10,720,200	05/13/2020	2,641	—
	EUR	2,907,096	USD	3,251,878	05/26/2020	27,086	—
	EUR	2,024,052	SEK	21,440,300	06/15/2020	—	(6,872)
	EUR	1,016,583	SEK	10,720,100	08/13/2020	—	(9,473)
	EUR	540,927	USD	610,176	10/15/2020	6,222	—
	EUR	133,000	USD	151,410	10/26/2020	2,843	—
	KRW	920,000,000	USD	765,200	03/06/2020	7,655	—
	KRW	2,075,000,000	USD	1,779,894	05/29/2020	69,047	—
	KRW	920,000,000	USD	776,175	08/07/2020	16,395	—
	NOK	5,247,500	USD	575,409	03/23/2020	17,616	—
	NOK	3,947,000	USD	429,531	03/24/2020	9,975	—
	USD	664,026	EUR	595,000	03/09/2020	—	(6,921)
	USD	586,923	NOK	5,247,500	03/23/2020	—	(29,129)
	USD	438,941	NOK	3,947,000	03/24/2020	—	(19,385)
	USD	583,551	EUR	535,000	04/08/2020	8,367	—

						214,310	(71,780)

Goldman Sachs International	EUR	161,487	USD	180,991	03/23/2020	2,496	—
	EUR	161,526	USD	182,379	04/23/2020	3,518	—
	EUR	79,216	USD	89,017	04/29/2020	1,270	—
	EUR	788,204	CHF	865,054	05/12/2020	27,179	—
	EUR	1,600,080	CHF	1,730,108	08/12/2020	29,987	—
	EUR	789,427	CHF	865,054	11/12/2020	27,941	—
	USD	180,447	EUR	161,487	03/23/2020	—	(1,950)
	USD	180,838	EUR	161,526	04/23/2020	—	(1,977)
	USD	88,720	EUR	79,216	04/29/2020	—	(973)

						92,391	(4,900)

HSBC Bank PLC	AUD	1,725,000	JPY	127,047,975	03/12/2020	54,454	—
	AUD	880,000	JPY	65,428,440	03/13/2020	33,510	—
	AUD	2,615,000	JPY	192,654,465	06/12/2020	88,317	—
	EUR	1,065,913	JPY	126,012,254	03/25/2020	—	(8,618)
	EUR	235,000	USD	261,893	05/14/2020	1,376	—
	EUR	2,131,771	JPY	253,883,577	05/22/2020	—	(985)
	EUR	1,065,885	JPY	125,952,699	08/24/2020	—	(10,340)
	EUR	1,065,885	JPY	129,223,689	08/25/2020	20,223	—
	EUR	517,579	USD	581,625	10/13/2020	3,787	—
	INR	90,526,300	USD	1,256,612	04/30/2020	10,141	—
	INR	78,496,266	USD	1,087,281	05/04/2020	6,958	—
	INR	47,978,000	USD	662,817	05/05/2020	2,574	—
	INR	24,050,542	USD	334,384	05/14/2020	3,712	—
	INR	62,448,000	USD	867,213	05/18/2020	8,957	—
	JPY	59,424,560	USD	567,318	03/23/2020	15,767	—
	KRW	1,485,000,000	USD	1,262,326	03/18/2020	39,352	—
	KRW	250,870,413	USD	215,654	04/28/2020	8,917	—
	KRW	3,737,958,907	USD	3,219,187	04/29/2020	138,760	—
	KRW	3,173,000,000	USD	2,677,072	05/11/2020	61,697	—
	KRW	1,103,729,587	USD	960,642	07/17/2020	49,585	—
	MXN	80,900,000	USD	3,971,928	04/06/2020	—	(116,223)
	MXN	60,330,000	USD	2,891,129	10/07/2020	—	(73,292)
	USD	462,185	JPY	49,033,910	03/06/2020	—	(7,503)
	USD	2,746,874	JPY	291,865,120	03/23/2020	—	(37,921)
	USD	464,866	JPY	49,033,920	06/08/2020	—	(8,097)

						548,087	(262,979)

JPMorgan Chase Bank N.A	AUD	2,040,000	JPY	152,236,142	03/12/2020	82,840	—
	AUD	5,453,625	JPY	395,510,901	05/21/2020	123,391	—
	AUD	3,990,000	JPY	294,821,769	06/12/2020	142,835	—
	AUD	2,260,000	JPY	168,762,110	07/14/2020	98,752	—
	AUD	4,090,219	JPY	294,031,653	08/21/2020	75,130	—
	AUD	1,363,406	JPY	99,913,673	11/24/2020	45,525	—
	BRL	3,230,300	USD	782,261	03/03/2020	59,906	—
	BRL	2,921,900	USD	704,906	05/05/2020	53,520	—
	BRL	2,576,200	USD	601,522	06/02/2020	28,146	—
	BRL	3,230,300	USD	715,301	08/04/2020	—	(1,292)
	EUR	2,120,000	USD	2,375,789	06/04/2020	23,009	—
	INR	20,885,420	USD	286,004	03/16/2020	—	(3,003)
	INR	96,228,200	USD	1,327,286	04/29/2020	2,151	—
	INR	76,166,580	USD	1,058,251	05/14/2020	11,036	—
	INR	33,830,000	USD	459,397	05/18/2020	—	(5,547)
	JPY	46,569,920	USD	442,665	03/06/2020	10,831	—
	JPY	197,576,600	USD	1,879,798	03/23/2020	45,986	—
	JPY	51,279,430	USD	487,913	03/24/2020	11,935	—
	JPY	46,569,920	USD	445,000	06/08/2020	11,183	—
	JPY	98,894,610	USD	945,678	06/22/2020	23,903	—
	USD	721,613	BRL	3,230,300	03/03/2020	742	—
	USD	439,434	JPY	46,569,920	03/06/2020	—	(7,601)
	USD	1,857,995	JPY	197,576,600	03/23/2020	—	(24,183)
	USD	486,813	JPY	51,279,430	03/24/2020	—	(10,835)
	USD	1,100,614	JPY	118,183,900	05/26/2020	—	(310)
	USD	442,020	JPY	46,569,920	06/08/2020	—	(8,204)
	USD	1,178,359	NOK	10,783,100	06/15/2020	—	(32,499)
	USD	1,178,350	NOK	10,717,400	06/16/2020	—	(39,481)
	USD	1,218,170	NOK	10,979,000	06/19/2020	—	(51,530)
	USD	935,157	JPY	98,894,610	06/22/2020	—	(13,382)
	USD	1,079,054	JPY	118,186,100	08/27/2020	25,550	—
	USD	1,066,299	NOK	9,620,500	09/21/2020	—	(44,821)

						876,371	(242,688)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	153,898	05/27/2020	810	—

Standard Chartered Bank	EUR	1,019,570	USD	1,130,234	03/31/2020	2,716	—
	EUR	999,742	USD	1,123,325	04/29/2020	15,921	—
	EUR	3,642,368	USD	4,082,552	06/05/2020	40,058	—
	INR	114,436,600	USD	1,551,914	03/03/2020	—	(33,794)
	INR	114,436,600	USD	1,581,337	06/03/2020	11,077	—
	INR	45,804,000	USD	627,302	08/27/2020	4,323	—
	INR	55,008,000	USD	750,031	08/28/2020	1,947	—
	USD	1,598,344	INR	114,436,600	03/03/2020	—	(12,635)
	USD	1,139,309	EUR	1,019,570	03/31/2020	—	(11,791)

						76,042	(58,220)

UBS AG	EUR	226,932	USD	252,485	04/09/2020	1,395	—
	EUR	802,869	CHF	881,446	05/08/2020	27,955	—
	EUR	176,932	USD	198,323	06/05/2020	1,955	—
	EUR	1,679,100	USD	1,906,534	07/23/2020	38,817	—
	EUR	1,627,422	CHF	1,762,892	08/10/2020	33,828	—
	EUR	804,122	CHF	881,446	11/09/2020	28,728	—
	USD	1,657,815	EUR	1,470,776	07/23/2020	—	(21,823)

						132,678	(21,823)

Net Unrealized Appreciation (Depreciation)						$2,353,114	$(850,258)

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro Currency

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	6,600	03/08/2047	3 Months USD - LIBOR/Quarterly	2.70%/Semi - annually	$—	$(2,202,316)
USD	1,012	02/20/2048	3 Months USD - LIBOR/Quarterly	2.98%/Semi - annually	—	(416,436)
USD	1,012	02/22/2048	3 Months USD - LIBOR/Quarterly	3.00%/Semi - annually	—	(422,037)
USD	1,012	02/23/2048	3 Months USD - LIBOR/Quarterly	3.02%/Semi - annually	—	(426,174)
USD	2,330	11/12/2049	3 Months USD - LIBOR-BBA/Quarterly	2.00%/Semi - annually	—	727,472

						$(2,739,491)

BBA - British Bankers’ Association

LIBOR - London Interbank Offered rate

USD - United States Dollar

Industry Allocation*

Sovereign	25.1%
Foreign Government Obligations	7.2
United States Treasury Notes	7.1
Medical-Drugs	5.1
U.S. Government Agencies	4.3
Electronic Components-Semiconductors	2.5
Banks-Commercial	2.4
Medical-Biomedical/Gene	1.9
Telephone-Integrated	1.9
Tobacco	1.7
Cosmetics & Toiletries	1.6
Computer Services	1.6
Real Estate Investment Trusts	1.5
Electric-Integrated	1.5
Cellular Telecom	1.2
Retail-Building Products	1.1
Applications Software	1.1
Retail-Apparel/Shoe	1.1
Oil Companies-Integrated	1.0
Metal-Diversified	0.9
Building-Residential/Commercial	0.9
Food-Misc./Diversified	0.8
Semiconductor Equipment	0.8
Semiconductor Components-Integrated Circuits	0.7
Beverages-Non-alcoholic	0.7
Athletic Footwear	0.6
Food-Retail	0.6
Retail-Restaurants	0.6
Diversified Minerals	0.6
Internet Content-Entertainment	0.6
Multimedia	0.6
Auto-Cars/Light Trucks	0.6
Telecom Services	0.6
Finance-Credit Card	0.5
Computers	0.5
Commercial Services-Finance	0.5
Networking Products	0.5
Retail-Major Department Stores	0.5
Retail-Discount	0.5
Aerospace/Defense	0.5
Transport-Services	0.5
Chemicals-Diversified	0.4
Central Bank	0.4
Repurchase Agreements	0.4
Commercial Services	0.4
Soap & Cleaning Preparation	0.4
Apparel Manufacturers	0.3
Consumer Products-Misc.	0.3
Oil Companies-Exploration & Production	0.3
Distribution/Wholesale	0.3
Transport-Rail	0.3
Electronic Components-Misc.	0.3
Casino Hotels	0.3
Metal-Iron	0.3
Data Processing/Management	0.3
Medical Products	0.3
Oil Refining & Marketing	0.2
Auto-Heavy Duty Trucks	0.2
Import/Export	0.2
Steel-Producers	0.2
Rubber-Tires	0.2
E-Commerce/Services	0.2
Diversified Manufacturing Operations	0.2
Gold Mining	0.2
Non-Hazardous Waste Disposal	0.2
Diversified Financial Services	0.2
Food-Catering	0.2
Food-Meat Products	0.2
Food-Wholesale/Distribution	0.2
Industrial Gases	0.2
Retail-Auto Parts	0.2
Retail-Drug Store	0.2
Airport Development/Maintenance	0.2
Investment Management/Advisor Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Electric-Distribution	0.1
Insurance-Multi-line	0.1
Food-Confectionery	0.1
Real Estate Operations & Development	0.1
Computers-Memory Devices	0.1
Office Automation & Equipment	0.1
Insurance-Life/Health	0.1
Diversified Banking Institutions	0.1
Electronic Connectors	0.1
Pipelines	0.1
Containers-Paper/Plastic	0.1
Building Products-Cement	0.1
Electric-Generation	0.1
Private Equity	0.1
Finance-Other Services	0.1
Retail-Consumer Electronics	0.1
Diversified Operations	0.1
Television	0.1
Enterprise Software/Service	0.1
Transport-Truck	0.1
Chemicals-Plastics	0.1
Precious Metals	0.1
Petrochemicals	0.1
Industrial Automated/Robotic	0.1
Retail-Hypermarkets	0.1
Advertising Agencies	0.1
Investment Companies	0.1
Registered Investment Companies	0.1
Building & Construction Products-Misc.	0.1
Coal	0.1
Diamonds/Precious Stones	0.1
Retail-Perfume & Cosmetics	0.1
Cruise Lines	0.1
Computer Aided Design	0.1
Diversified Operations/Commercial Services	0.1
Computer Data Security	0.1
Food-Dairy Products	0.1
Computers-Integrated Systems	0.1
Paper & Related Products	0.1
Retail-Gardening Products	0.1
Respiratory Products	0.1
Fisheries	0.1
Toys	0.1
Resorts/Theme Parks	0.1
Computer Software	0.1
Photo Equipment & Supplies	0.1
Retail-Jewelry	0.1
Brewery	0.1
Retail-Convenience Store	0.1

98.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$90,077,817	$68,571,225	**	—	158,649,042
Foreign Government Obligations	—	75,898,291		—	75,898,291
U.S. Government Treasuries	—	21,083,901		—	21,083,901
Short-Term Investment Securities:
Registered Investment Companies	220,216	—		—	220,216
Other Short-Term Investments	—	34,213,825			34,213,825
Repurchase Agreements	—	1,123,000		—	1,123,000

Total Investments at Value	$90,298,033	$200,890,242		$—	$291,188,275

Other Financial Instruments:†

Centrally Cleared Interest Rate Swap Contracts	$—	$727,472		$—	$727,472
Forward Foreign Currency Contracts	—	2,353,114		—	2,353,114

	$—	$3,080,586		$—	$3,080,586

LIABILITIES:
Other Financial Instruments:†

Centrally Cleared Interest Rate Swap Contracts	$—	$3,466,963		$—	$3,466,963
Forward Foreign Currency Contracts	—	850,258		—	850,258

Total Other Financial Instruments	$—	$4,317,221		$—	$4,317,221

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.7%
Diversified Financial Services - 5.7%

BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$306,177	$312,980
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(1)	1,250,000	1,327,461
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.63% due 08/15/2045(1)(2)(3)	764,161	25,154
COMM Mtg. Trust Series 2020-CBM, Class A1 2.24% due 02/10/2037*(1)	600,000	606,287
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	44,945	45,219
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(3)	398,000	436,667
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,219,787
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	298,906	303,081
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	691,848	692,275
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	1,000,000	1,037,084
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	546,680	551,302
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,634,041
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	224,888
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	300,051	306,038

Total Asset Backed Securities
(cost $8,409,267)		8,722,264

U.S. CORPORATE BONDS & NOTES - 4.0%
Airlines - 0.6%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	652,152	693,390
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	300,453	325,005

		1,018,395

Banks-Super Regional - 0.6%

Wells Fargo & Co. 2.16% due 02/11/2026	900,000	911,586

Diversified Banking Institutions - 0.6%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	433,264
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	170,509
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	322,465

		926,238

Electric-Integrated - 0.1%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	245,469

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	113,234

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	155,391

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	99,000	102,690

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	156,023

Multimedia - 0.3%

Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	504,324

Oil Companies-Exploration & Production - 0.1%

Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	123,418

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	492,976

Pipelines - 0.2%

Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	138,241
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	144,036

		282,277

Real Estate Investment Trusts - 0.2%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	253,988

Telephone-Integrated - 0.5%

AT&T, Inc. Senior Notes 3.60% due 07/15/2025	500,000	539,016
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	186,903

		725,919

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	92,365
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,546

		114,911

Total U.S. Corporate Bonds & Notes
(cost $5,801,107)		6,126,839

FOREIGN CORPORATE BONDS & NOTES - 0.6%
Building Products-Air & Heating - 0.1%

Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	200,506

Diversified Banking Institutions - 0.4%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	228,511
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	373,414

		601,925

Medical-Generic Drugs - 0.1%

Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	130,547

Total Foreign Corporate Bonds & Notes
(cost $906,318)		932,978

U.S. GOVERNMENT AGENCIES - 55.2%
Federal Farm Credit Bank - 1.1%

3.33% due 04/28/2037	500,000	600,826
3.35% due 10/21/2025	1,000,000	1,121,842

		1,722,668

Federal Home Loan Mtg. Corp. - 12.8%

3.50% due 06/01/2033	1,081,355	1,142,960
4.50% due 09/01/2039	363,546	400,812
4.50% due 11/01/2039	191,160	210,813
4.50% due 02/01/2040	269,141	296,822
4.50% due 04/01/2040	26,488	29,201
4.50% due 06/01/2040	58,008	63,882
4.50% due 08/01/2040	293,759	323,702
4.50% due 03/01/2041	922,352	1,004,217
4.50% due 04/01/2041	135,677	149,521
4.50% due 06/01/2041	238,601	263,116
5.00% due 10/01/2034	21,205	22,921
5.50% due 12/01/2036	9,958	10,830
6.00% due 11/01/2033	53,155	61,966
6.50% due 02/01/2032	18,941	21,446
8.00% due 02/01/2030	416	418
8.00% due 08/01/2030	144	171
8.00% due 06/01/2031	1,303	1,494
Federal Home Loan Mtg. Corp. FRS 3.96% (12 ML+1.83%) due 12/01/2035	6,705	7,005
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	761,714	801,534
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	621,338
Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	463,957
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	1,000,000	1,091,021
Federal Home Loan Mtg. Corp. REMIC
Series 4150, Class GE 2.00% due 01/15/2033(4)	927,445	945,435
Series 4186, Class JE 2.00% due 03/15/2033(4)	267,312	273,018
Series 4594, Class GN 2.50% due 02/15/2045(4)	670,118	694,346
Series 3981, Class PA 3.00% due 04/15/2031(4)	190,389	194,757
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,908,112
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	2,743,824	230,039
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,108,241
Series 4365, Class HZ 3.00% due 01/15/2040(4)	827,469	881,551
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,190,208	1,256,444
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,082,526
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,080,338
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	513,136
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,644,444
Series 3786, Class PB 4.50% due 07/15/2040(4)	752,664	786,924

Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 4.84% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	391,428	69,510

19,657,968

Federal National Mtg. Assoc. - 35.2%

2.81% due 04/01/2025	800,000	854,483
2.94% due 01/01/2026	1,568,532	1,689,752
3.00% due 03/01/2043	924,661	971,196
3.00% due 02/01/2050	1,000,000	1,036,443
3.12% due 07/01/2029	3,500,000	3,896,751
3.30% due 02/01/2030	2,954,276	3,335,703
3.50% due 07/01/2049	1,554,131	1,620,622
3.64% due 07/01/2028	1,500,000	1,706,497
3.69% due 05/01/2030	1,490,500	1,723,246
4.00% due 09/01/2040	85,408	92,764
4.00% due 10/01/2040	61,943	66,567
4.00% due 12/01/2040	116,698	126,709
4.00% due 01/01/2041	245,459	266,596
4.00% due 02/01/2041	815,156	885,417
4.00% due 03/01/2041	1,325,753	1,439,714
4.00% due 06/01/2042	760,874	810,045
4.00% due 03/01/2043	2,062,148	2,223,575
5.00% due 12/01/2036	11,206	12,114
5.50% due 12/01/2033	15,963	17,905
5.50% due 10/01/2034	7,323	7,993
6.50% due 07/01/2032	4,252	4,830
7.00% due 09/01/2031	12,688	14,197
Federal National Mtg. Assoc. FRS 3.37% (12 ML+1.37%) due 02/01/2035	859	886
3.37% (6 ML+1.50%) due 01/01/2036	8,576	8,878
3.98% (1 Yr USTYCR+2.23%) due 11/01/2034	8,281	8,708
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	153,134	31,144
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(3)	1,915,291	2,035,724
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,125,651	1,220,942
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	185,108	175,347
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	686,754	700,339
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	171,011	172,382
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	1,500,000	1,504,952
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,263,591	1,303,978
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,527,075	1,574,977
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	513,722	532,334
Series 2019-M31, Class A2 2.85% due 04/25/2034(1)	1,000,000	1,102,469
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	1,899,897	1,954,351
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,139,558
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	665,034	699,004
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	473,418	504,529
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	478,028	507,799
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,206,491
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	851,219	903,040
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	924,842
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,447,948
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,139,047
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	50,669	50,838
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,062,386
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	307,504
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	52,251	60,772
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.71% due 06/25/2025(1)(3)	515,000	547,456
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,333,790
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,273,000	1,353,045
Series 2018-M4, Class A2 3.05% due 03/25/2028(1)(3)	1,400,000	1,544,994

		53,863,573

Government National Mtg. Assoc. - 4.8%

3.50% due 09/15/2048	877,620	955,348
3.50% due 10/15/2048	1,035,301	1,126,228
3.50% due 02/15/2049	996,606	1,084,396
4.00% due 01/20/2050	996,409	1,048,963
4.50% due 03/15/2038	17,523	19,130
4.50% due 03/15/2039	4,461	4,922
4.50% due 05/15/2039	128,063	141,263
4.50% due 06/15/2039	107,376	118,206
4.50% due 07/15/2039	199,398	219,135
4.50% due 09/15/2039	2,979	3,288
4.50% due 12/15/2039	61,555	66,500
4.50% due 04/15/2040	86,754	95,778
4.50% due 06/15/2040	220,431	243,168
4.50% due 08/15/2040	41,955	46,319
5.00% due 09/15/2035	1,274	1,432

5.00% due 02/15/2036	51,874	58,327
5.00% due 05/15/2036	5,867	6,351
6.00% due 01/15/2032	6,160	6,822
7.50% due 02/15/2029	2,480	2,488
7.50% due 07/15/2030	116	118
7.50% due 01/15/2031	4,385	4,937
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	534,875
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	236,814	260,167
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	814,348	879,374
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	415,006	468,180

		7,395,715

Resolution Funding Corp - 1.3%

zero coupon due 07/15/2020 STRIPS	2,000,000	1,990,532

Total U.S. Government Agencies
(cost $80,155,875)		84,630,456

U.S. GOVERNMENT TREASURIES - 28.9%
United States Treasury Bonds - 9.5%

zero coupon due 08/15/2024	2,040,000	1,952,045
2.88% due 08/15/2045#	1,000,000	1,247,344
3.00% due 02/15/2048	750,000	971,953
3.13% due 02/15/2043	1,000,000	1,286,094
3.75% due 08/15/2041	4,000,000	5,591,094
3.75% due 11/15/2043	1,000,000	1,415,078
3.88% due 08/15/2040	1,500,000	2,121,504

		14,585,112

United States Treasury Notes - 19.4%

1.75% due 05/15/2023	8,000,000	8,216,250
2.00% due 02/15/2022	3,000,000	3,063,750
2.50% due 08/15/2023	3,000,000	3,163,476
2.63% due 08/15/2020	6,750,000	6,791,924
2.75% due 02/15/2024	2,500,000	2,678,809
2.88% due 08/15/2028	5,000,000	5,720,703

		29,634,912

Total U.S. Government Treasuries
(cost $39,436,976)		44,220,024

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Sovereign - 1.6%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,429,577)	2,641,000	2,509,172

Total Long-Term Investment Securities
(cost $137,139,120)		147,141,733

REPURCHASE AGREEMENTS - 3.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $5,902,123 collateralized by $5,955,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and having an approximate value of $6,080,853 (cost $5,902,000)	5,902,000	5,902,000

TOTAL INVESTMENTS
(cost $143,041,120)	99.9%	153,043,733
Other assets less liabilities	0.1	168,780

NET ASSETS	100.0%	$153,212,513

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $4,671,212 representing 3.0% of net assets.

#	The security or a portion thereof is out on loan.

At February 29, 2020, the Fund had loaned securities with a total value of $1,248,600. This was secured by collateral of $1,246,706 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 21.62%	02/25/2023 to 10/15/2058	$402,801
Federal National Mtg. Assoc.	0.73% to 27.69%	01/25/2021 to 05/25/2059	521,919
Government National Mtg. Assoc.	1.92% to 29.66%	06/20/2033 to 06/16/2061	321,986

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2020.
(6)	Principal Only

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 29, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$8,722,264	$—	$8,722,264
U.S. Corporate Bonds & Notes	—	6,126,839	—	6,126,839
Foreign Corporate Bonds & Notes	—	932,978	—	932,978
U.S. Government Agencies	—	84,630,456	—	84,630,456
U.S. Government Treasuries	—	44,220,024	—	44,220,024
Foreign Government Obligations	—	2,509,172	—	2,509,172
Repurchase Agreements	—	5,902,000	—	5,902,000

Total Investments at Value	$—	$153,043,733	$—	$153,043,733

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Aerospace/Defense - 0.5%

Boeing Co.	5,369	$1,477,066
Lockheed Martin Corp.	5,665	2,095,313
Northrop Grumman Corp.	3,577	1,176,261
Raytheon Co.	3,814	719,168
TransDigm Group, Inc.	1,137	634,230

		6,102,038

Aerospace/Defense-Equipment - 0.2%

Arconic, Inc.	4,420	129,727
L3Harris Technologies, Inc.	5,045	997,548
United Technologies Corp.	9,814	1,281,610

		2,408,885

Apparel Manufacturers - 0.0%

VF Corp.	3,961	285,192

Applications Software - 15.2%

Intuit, Inc.	93,539	24,867,343
Microsoft Corp.	560,751	90,847,269
salesforce.com, Inc.†	261,449	44,550,910
ServiceNow, Inc.†	105,046	34,254,450

		194,519,972

Athletic Footwear - 1.6%

NIKE, Inc., Class B	227,635	20,346,016

Auto-Cars/Light Trucks - 1.5%

Ferrari NV	117,459	18,529,157

Auto-Heavy Duty Trucks - 0.1%

Cummins, Inc.	2,203	333,292
PACCAR, Inc.	7,894	528,108

		861,400

Banks-Commercial - 0.0%

First Republic Bank	1,885	189,574
SVB Financial Group†	754	156,953

		346,527

Beverages-Non-alcoholic - 0.3%

Coca-Cola Co.	35,202	1,882,955
Monster Beverage Corp.†	5,837	364,287
PepsiCo, Inc.	15,277	2,017,022

		4,264,264

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	4,158	255,343

Brewery - 1.0%

Constellation Brands, Inc., Class A	70,447	12,143,654

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	3,175	196,056

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	1,427	324,685
Vulcan Materials Co.	3,021	363,306

		687,991

Building Products-Wood - 0.0%

Masco Corp.	6,484	267,919

Building-Maintenance & Services - 0.0%

Rollins, Inc.#	1,510	56,534

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	7,654	407,729
NVR, Inc.†	85	311,710
PulteGroup, Inc.	5,814	233,723

		953,162

Cable/Satellite TV - 0.3%

Charter Communications, Inc., Class A†	3,578	1,764,562
Comcast Corp., Class A	58,024	2,345,911

		4,110,473

Casino Hotels - 0.1%

Las Vegas Sands Corp.	4,397	256,389
MGM Resorts International	7,170	176,095
Wynn Resorts, Ltd.	2,206	238,204

		670,688

Chemicals-Diversified - 0.1%

Celanese Corp.	2,758	258,535
Dow, Inc.	16,923	683,858
FMC Corp.	2,958	275,390
PPG Industries, Inc.	2,753	287,551

		1,505,334

Chemicals-Specialty - 0.0%

Ecolab, Inc.	2,919	526,734

Coatings/Paint - 1.0%

Sherwin-Williams Co.	24,385	12,600,949

Commercial Services - 2.2%
Cintas Corp.	1,913	510,274
CoStar Group, Inc.†	40,437	26,995,337
Quanta Services, Inc.	1,462	55,746

		27,561,357

Commercial Services-Finance - 5.4%

Adyen NV†*	16,226	14,394,583
Automatic Data Processing, Inc.	6,124	947,628
Equifax, Inc.	1,658	235,502
FleetCor Technologies, Inc.†	1,981	526,530
Global Payments, Inc.	3,361	618,323
IHS Markit, Ltd.	6,681	475,955
MarketAxess Holdings, Inc.	865	280,546
Moody’s Corp.	3,706	889,551
PayPal Holdings, Inc.†	26,799	2,894,024
S&P Global, Inc.	116,187	30,895,285
TransUnion	190,038	16,898,179

		69,056,106

Computer Aided Design - 0.2%

ANSYS, Inc.†	1,954	473,239
Autodesk, Inc.†	5,022	958,599
Cadence Design Systems, Inc.†	6,404	423,561
Synopsys, Inc.†	3,432	473,376

		2,328,775

Computer Data Security - 0.0%

Fortinet, Inc.†	3,240	330,674

Computer Services - 0.1%

Accenture PLC, Class A	9,132	1,649,148
Leidos Holdings, Inc.	1,519	155,925

		1,805,073

Computer Software - 0.0%

Akamai Technologies, Inc.†	2,655	229,684
Citrix Systems, Inc.	1,365	141,127

		370,811

Computers - 3.6%

Apple, Inc.	169,431	46,315,658

Computers-Memory Devices - 0.0%

NetApp, Inc.	2,396	111,941
Seagate Technology PLC	3,166	151,810

		263,751

Consulting Services - 0.1%

Gartner, Inc.†	2,042	264,214
Verisk Analytics, Inc.	2,580	400,184

		664,398

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp.	3,833	502,851

Containers-Metal/Glass - 1.1%

Ball Corp.	201,029	14,164,503

Cosmetics & Toiletries - 0.4%

Colgate-Palmolive Co.	8,802	594,751
Coty, Inc., Class A	3,170	29,259
Estee Lauder Cos., Inc., Class A	5,079	932,504
Procter & Gamble Co.	33,012	3,737,949

		5,294,463

Data Processing/Management - 1.6%

Broadridge Financial Solutions, Inc.	1,831	191,083
Fair Isaac Corp.†	49,218	18,507,444
Fiserv, Inc.†	13,034	1,425,398
Jack Henry & Associates, Inc.	913	138,539
Paychex, Inc.	4,872	377,483

		20,639,947

Decision Support Software - 0.1%

MSCI, Inc.	1,933	571,086

Dental Supplies & Equipment - 1.2%

Align Technology, Inc.†	70,295	15,348,913
DENTSPLY SIRONA, Inc.	2,690	132,456

		15,481,369

Diagnostic Equipment - 1.0%

Adaptive Biotechnologies Corp.†	322,028	9,048,987
Danaher Corp.	9,338	1,350,088
Thermo Fisher Scientific, Inc.	9,152	2,661,401

		13,060,476

Diagnostic Kits - 0.0%

IDEXX Laboratories, Inc.†	1,958	498,331

Disposable Medical Products - 0.0%

Teleflex, Inc.	1,056	353,781

Distribution/Wholesale - 1.6%

Copart, Inc.†	231,585	19,564,301
Fastenal Co.	9,163	313,558
LKQ Corp.†	3,637	107,582

		19,985,441

Diversified Banking Institutions - 0.3%

JPMorgan Chase & Co.	34,361	3,989,656

Diversified Manufacturing Operations - 0.1%

Illinois Tool Works, Inc.	4,072	683,200
Parker-Hannifin Corp.	1,613	298,034
Trane Technologies PLC	3,390	437,446

		1,418,680

E-Commerce/Products - 11.4%

Alibaba Group Holding, Ltd. ADR†	126,418	26,294,944
Amazon.com, Inc.†	63,258	119,162,257
eBay, Inc.	17,454	604,607

		146,061,808

E-Commerce/Services - 2.9%

Booking Holdings, Inc.†	955	1,619,355
IAC/InterActiveCorp†	95,022	19,378,787
MercadoLibre, Inc.†	26,050	16,047,581

		37,045,723

E-Services/Consulting - 0.0%

CDW Corp.	3,279	374,527

Electric Products-Misc. - 0.1%

AMETEK, Inc.	5,217	448,662
Emerson Electric Co.	7,507	481,274

		929,936

Electric-Distribution - 0.0%

Sempra Energy	2,895	404,663

Electric-Integrated - 0.1%

NextEra Energy, Inc.	5,912	1,494,317

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	3,298	291,510

Electronic Components-Semiconductors - 1.2%

Advanced Micro Devices, Inc.†	26,696	1,214,134
Broadcom, Inc.	9,053	2,468,029
Intel Corp.	56,590	3,141,877
IPG Photonics Corp.†	406	51,822
Microchip Technology, Inc.#	5,454	494,732
Micron Technology, Inc.†	25,267	1,328,033
NVIDIA Corp.	13,968	3,772,338
Qorvo, Inc.†	2,651	266,637
Skyworks Solutions, Inc.	2,255	225,906
Texas Instruments, Inc.	13,227	1,509,730
Xilinx, Inc.	3,559	297,141

		14,770,379

Electronic Connectors - 0.1%

Amphenol Corp., Class A	6,767	620,398
TE Connectivity, Ltd.	3,817	316,315

		936,713

Electronic Forms - 2.6%

Adobe, Inc.†	94,706	32,684,935

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	4,025	310,207
FLIR Systems, Inc.	1,469	62,388
Keysight Technologies, Inc.†	4,282	405,762
Roper Technologies, Inc.	2,375	835,288

		1,613,645

Electronic Security Devices - 0.0%

Allegion PLC	2,121	243,894

Enterprise Software/Service - 0.1%

Oracle Corp.	29,667	1,467,330
Paycom Software, Inc.†	1,120	316,568

		1,783,898

Entertainment Software - 0.1%

Electronic Arts, Inc.†	3,531	357,937
Take-Two Interactive Software, Inc.†	2,583	277,621

		635,558

Finance-Consumer Loans - 0.0%

Synchrony Financial	12,882	374,866

Finance-Credit Card - 8.4%

American Express Co.	9,188	1,010,037
Discover Financial Services	4,436	290,913
Mastercard, Inc., Class A	175,147	50,836,416
Visa, Inc., Class A	302,884	55,052,196
Western Union Co.#	9,569	214,250

		107,403,812

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	19,048	776,206

Finance-Other Services - 1.8%

Cboe Global Markets, Inc.	2,531	288,534
CME Group, Inc.	113,706	22,607,027
Intercontinental Exchange, Inc.	6,990	623,648
Nasdaq, Inc.	1,231	126,239

		23,645,448

Food-Confectionery - 0.0%

Hershey Co.	2,268	326,569

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	3,234	219,362

Food-Misc./Diversified - 0.0%

Campbell Soup Co.	1,696	76,524
Lamb Weston Holdings, Inc.	1,833	159,269
McCormick & Co., Inc.	1,439	210,367

		446,160

Food-Wholesale/Distribution - 0.0%

Sysco Corp.	5,240	349,246

Home Furnishings - 0.0%

Leggett & Platt, Inc.	1,983	78,646

Hotels/Motels - 0.1%

Hilton Worldwide Holdings, Inc.	6,440	625,968
Marriott International, Inc., Class A	6,193	767,932

		1,393,900

Independent Power Producers - 0.0%

NRG Energy, Inc.	5,742	190,692

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	1,503	275,801

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	5,031	1,104,858
Linde PLC	8,704	1,662,551

		2,767,409

Instruments-Controls - 0.1%

Honeywell International, Inc.	7,502	1,216,599
Mettler-Toledo International, Inc.†	350	245,595

		1,462,194

Instruments-Scientific - 0.0%

PerkinElmer, Inc.	1,445	124,906
Waters Corp.†	912	177,739

		302,645

Insurance Brokers - 0.2%

Aon PLC	3,367	700,336
Arthur J. Gallagher & Co.	2,171	211,651
Marsh & McLennan Cos., Inc.	7,026	734,639
Willis Towers Watson PLC	1,409	266,653

		1,913,279

Insurance-Multi-line - 0.0%

Cincinnati Financial Corp.	1,595	148,718

Insurance-Property/Casualty - 0.1%

Progressive Corp.	8,139	595,449

Internet Content-Entertainment - 5.6%

Facebook, Inc., Class A†	199,202	38,340,409
Netflix, Inc.†	91,466	33,753,698

		72,094,107

Internet Security - 0.0%

NortonLifeLock, Inc.	8,114	154,409

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	1,879	265,503
BlackRock, Inc.	1,373	635,713
T. Rowe Price Group, Inc.	3,947	465,785

		1,367,001

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	7,441	924,470

Machinery-Farming - 0.1%

Deere & Co.	4,240	663,475

Machinery-General Industrial - 0.0%

IDEX Corp.	990	146,520

Machinery-Pumps - 0.0%

Dover Corp.	1,956	200,959
Xylem, Inc.	2,425	187,550

		388,509

Medical Information Systems - 0.0%

Cerner Corp.	4,517	312,893

Medical Instruments - 1.8%

Boston Scientific Corp.†	18,769	701,773
Edwards Lifesciences Corp.†	4,760	975,039
Intuitive Surgical, Inc.†	39,891	21,300,198

		22,977,010

Medical Labs & Testing Services - 2.3%

IQVIA Holdings, Inc.†	110,662	15,436,243
Lonza Group AG	36,293	14,503,692

		29,939,935

Medical Products - 0.3%

Abbott Laboratories	23,396	1,802,194
ABIOMED, Inc.†	588	88,353
Baxter International, Inc.	5,244	437,717

Cooper Cos., Inc.	644	209,023
Hologic, Inc.†	3,304	155,684
STERIS PLC	1,045	165,758
Stryker Corp.	4,850	924,361
Varian Medical Systems, Inc.†	1,140	140,186

		3,923,276

Medical-Biomedical/Gene - 0.4%

Alexion Pharmaceuticals, Inc.†	2,929	275,414
Amgen, Inc.	8,001	1,598,040
Illumina, Inc.†	2,014	535,059
Incyte Corp.†	4,080	307,673
Regeneron Pharmaceuticals, Inc.†	1,221	542,820
Vertex Pharmaceuticals, Inc.†	5,869	1,314,832

		4,573,838

Medical-Drugs - 2.4%

AbbVie, Inc.	17,888	1,533,180
Bristol-Myers Squibb Co.	29,426	1,737,899
Eli Lilly & Co.	10,606	1,337,735
Johnson & Johnson	25,228	3,392,661
Merck & Co., Inc.	31,960	2,446,858
Zoetis, Inc.	148,907	19,838,880

		30,287,213

Medical-HMO - 0.8%

Centene Corp.†	3,880	205,717
Humana, Inc.	30,326	9,694,616

		9,900,333

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.	18,213	181,401

Multimedia - 0.2%

Walt Disney Co.	25,093	2,952,191

Networking Products - 0.0%

Arista Networks, Inc.†	1,238	239,083

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	2,211	199,565
Waste Management, Inc.	5,166	572,444

		772,009

Office Automation & Equipment - 0.0%

Xerox Holdings Corp.	4,243	136,625
Zebra Technologies Corp., Class A†	1,231	259,704

		396,329

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	1,354	155,019

Oil Companies-Exploration & Production - 0.2%

Apache Corp.	5,321	132,599
Cabot Oil & Gas Corp.	5,865	81,699
Cimarex Energy Co.	1,255	41,478
ConocoPhillips	25,044	1,212,631
EOG Resources, Inc.	6,639	419,983
Hess Corp.	5,911	332,080
Pioneer Natural Resources Co.	2,344	287,796

		2,508,266

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	2,730	51,078

Oil Refining & Marketing - 0.0%

Phillips 66	5,071	379,615

Real Estate Investment Trusts - 2.3%

Alexandria Real Estate Equities, Inc.	1,511	229,491
American Tower Corp.	10,109	2,292,721
Boston Properties, Inc.	1,444	186,189
Crown Castle International Corp.	5,503	788,525
Duke Realty Corp.	4,949	160,694
Equinix, Inc.	1,947	1,115,242
Essex Property Trust, Inc.	754	213,654
Extra Space Storage, Inc.	1,714	172,017
Federal Realty Investment Trust	673	78,297
Healthpeak Properties, Inc.	5,309	167,977
Mid-America Apartment Communities, Inc.	1,171	151,364
Prologis, Inc.	9,605	809,509
Public Storage	1,509	315,562
Realty Income Corp.	3,347	242,289
SBA Communications Corp.	81,547	21,617,294
Simon Property Group, Inc.	2,802	344,870
UDR, Inc.	3,143	141,372

		29,027,067

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	7,640	428,910

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	1,715	227,203

Respiratory Products - 0.0%

ResMed, Inc.	3,281	521,548

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc.	8,256	898,088

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	543	560,653
O’Reilly Automotive, Inc.†	1,726	636,411

		1,197,064

Retail-Automobile - 0.0%

CarMax, Inc.†	3,753	327,674

Retail-Building Products - 1.5%

Home Depot, Inc.	17,677	3,850,758
Lowe’s Cos., Inc.	147,998	15,772,147

		19,622,905

Retail-Discount - 0.3%

Costco Wholesale Corp.	5,949	1,672,502
Dollar General Corp.	5,811	873,393
Target Corp.	7,402	762,406

		3,308,301

Retail-Gardening Products - 0.0%

Tractor Supply Co.	1,325	117,276

Retail-Jewelry - 0.0%

Tiffany & Co.	2,464	329,166

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	27,677	1,655,085

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	718	184,591

Retail-Restaurants - 0.4%

Chipotle Mexican Grill, Inc.†	584	451,771
Darden Restaurants, Inc.	1,287	125,482
McDonald’s Corp.	7,563	1,468,508
Starbucks Corp.	26,954	2,114,002
Yum! Brands, Inc.	6,903	616,093

		4,775,856

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	101,774	11,098,455
Maxim Integrated Products, Inc.	2,717	151,120
QUALCOMM, Inc.	26,061	2,040,576

		13,290,151

Semiconductor Equipment - 2.1%

Applied Materials, Inc.	21,083	1,225,344
ASML Holding NV	85,471	23,650,680
KLA Corp.	3,601	553,510
Lam Research Corp.	3,311	971,547

		26,401,081

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	551	113,247

Soap & Cleaning Preparation - 0.0%

Church & Dwight Co., Inc.	3,025	210,298

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	8,250	196,845

Theaters - 0.0%

Live Nation Entertainment, Inc.†	2,154	130,899

Tobacco - 0.2%

Altria Group, Inc.	16,628	671,272
Philip Morris International, Inc.	15,624	1,279,137

		1,950,409

Transport-Rail - 0.3%

CSX Corp.	8,874	625,173
Kansas City Southern	2,262	340,838
Norfolk Southern Corp.	3,214	586,073
Union Pacific Corp.	9,824	1,569,974

		3,122,058

Transport-Services - 0.1%

Expeditors International of Washington, Inc.	2,020	142,248
United Parcel Service, Inc., Class B	7,197	651,257

		793,505

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	1,148	110,713
Old Dominion Freight Line, Inc.	1,458	282,561

		393,274

Water - 0.0%

American Water Works Co., Inc.	2,063	255,111

Web Hosting/Design - 0.0%

VeriSign, Inc.†	1,249	236,998

Web Portals/ISP - 3.8%

Alphabet, Inc., Class A†	29,874	40,008,754
Alphabet, Inc., Class C†	6,821	9,135,570

		49,144,324

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	3,910	647,809

Total Common Stocks
(cost $1,066,352,170)		1,253,032,106

EXCHANGE-TRADED FUNDS - 0.2%

iShares S&P 500 Growth ETF# (cost $2,610,199)	12,900	2,380,824

Total Long-Term Investment Securities
(cost $1,068,962,369)		1,255,412,930

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2)	569,518	569,518

U.S. Government Treasuries - 0.0%

United States Treasury Bills Disc. Notes 1.55% due 05/14/2020(3)	$100,000	99,738

Total Short-Term Investment Securities
(cost $669,202)		669,256

REPURCHASE AGREEMENTS - 1.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $23,508,490 collateralized by $3,735,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and by $19,940,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate aggregate value of $23,980,254. (cost $23,508,000)	23,508,000	23,508,000

TOTAL INVESTMENTS
(cost $1,093,139,571)	99.7%	1,279,590,186
Other assets less liabilities	0.3	3,541,218

NET ASSETS	100.0%	$1,283,131,404

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $14,394,583 representing 1.1% of net assets.

(1)

At February 29, 2020, the Fund had loaned securities with a total value of $1,001,380. This was secured by collateral of $569,518, which was received in cash and subsequently invested in short-term investments currently valued at $569,518 as reported in the Portfolio of Investments. Additional collateral of $456,099 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$56,288
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	52,304
Government National Mtg. Assoc.	2.50%	09/20/2046	17,373
United States Treasury Notes/Bonds	zero coupon to 4.75%	04/15/2020 to 02/15/2050	330,134

(2)	The rate shown is the 7-day yield as of February 29, 2020.
(3)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

2	Long	S&P 500 E-Mini Index	March 2020	$329,317	$295,110	$(34,207)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,224,133,831	$28,898,275	**	$—	$1,253,032,106
Exchange-Traded Funds	2,380,824	—		—	2,380,824
Short-Term Investment Securities:
Registered Investment Companies	569,518	—		—	569,518
U.S Government Treasuries	—	99,738		—	99,738
Repurchase Agreements		23,508,000			23,508,000

Total Investments at Value	$1,227,084,173	$52,506,013		$—	$1,279,590,186

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$34,207	$—		$—	$34,207

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.5%
Aerospace/Defense - 1.0%

General Dynamics Corp.	2,816	$449,687
Northrop Grumman Corp.	2,178	716,214

		1,165,901

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	6,365	831,205

Airlines - 0.4%

Delta Air Lines, Inc.	4,627	213,444
Southwest Airlines Co.	3,354	154,921
United Airlines Holdings, Inc.†	1,137	70,028

		438,393

Apparel Manufacturers - 0.1%

Ralph Lauren Corp.	1,260	132,943

Applications Software - 7.8%

Intuit, Inc.	3,582	952,275
Microsoft Corp.	43,952	7,120,663
salesforce.com, Inc.†	7,344	1,251,418

		9,324,356

Athletic Footwear - 0.7%

NIKE, Inc., Class B	9,867	881,912

Auto-Cars/Light Trucks - 0.3%

General Motors Co.	10,559	322,049

Auto-Heavy Duty Trucks - 0.4%

Cummins, Inc.	3,443	520,891

Auto/Truck Parts & Equipment-Original - 0.2%

Magna International, Inc.	4,397	201,471

Banks-Commercial - 0.3%

Citizens Financial Group, Inc.	4,541	143,904
Regions Financial Corp.	16,867	228,042
Truist Financial Corp.	938	43,279

		415,225

Banks-Fiduciary - 0.5%

State Street Corp.	9,067	617,553

Banks-Super Regional - 1.1%

Fifth Third Bancorp	5,109	124,659
KeyCorp	33,465	547,153
Wells Fargo & Co.	17,233	703,968

		1,375,780

Beverages-Non-alcoholic - 1.0%

Coca-Cola Co.	18,497	989,405
Monster Beverage Corp.†	1,888	117,830
PepsiCo, Inc.	611	80,670

		1,187,905

Brewery - 0.5%

Constellation Brands, Inc., Class A	3,277	564,889

Broadcast Services/Program - 0.5%

Discovery, Inc., Class A†#	10,489	269,567
Discovery, Inc., Class C†	11,452	287,445

		557,012

Building Products-Wood - 0.3%

Masco Corp.	7,782	321,552

Building-Residential/Commercial - 0.4%

Lennar Corp., Class A	7,241	436,922

Cable/Satellite TV - 2.5%

Altice USA, Inc., Class A†	7,303	188,856
Charter Communications, Inc., Class A†	2,638	1,300,982
Comcast Corp., Class A	38,773	1,567,592

		3,057,430

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	1,946	175,451

Chemicals-Diversified - 1.1%

Celanese Corp.	3,342	313,279
Dow, Inc.	6,457	260,927
DuPont de Nemours, Inc.	3,789	162,548
Eastman Chemical Co.	5,984	368,076
LyondellBasell Industries NV, Class A	2,437	174,148

		1,278,978

Commercial Services - 0.1%

Cintas Corp.	298	79,489

Commercial Services-Finance - 2.7%

Automatic Data Processing, Inc.	4,864	752,655
H&R Block, Inc.#	1,913	39,542
MarketAxess Holdings, Inc.	284	92,110
PayPal Holdings, Inc.†	13,900	1,501,061
S&P Global, Inc.	3,398	903,562

		3,288,930

Computer Services - 1.8%

Accenture PLC, Class A	6,729	1,215,190
International Business Machines Corp.	4,063	528,799
Leidos Holdings, Inc.	4,024	413,064

		2,157,053

Computers - 5.2%

Apple, Inc.	21,718	5,936,832
HP, Inc.	13,429	279,189

		6,216,021

Consulting Services - 0.1%

Verisk Analytics, Inc.	415	64,371

Consumer Products-Misc. - 0.2%

Kimberly-Clark Corp.	1,635	214,496

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	3,503	246,961

Containers-Paper/Plastic - 0.2%

Packaging Corp. of America	963	87,267
WestRock Co.	4,255	141,479

		228,746

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	16,264	1,841,573

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.	1,003	80,651

Data Processing/Management - 0.3%

Fiserv, Inc.†	2,912	318,456

Diagnostic Equipment - 1.0%

Thermo Fisher Scientific, Inc.	4,014	1,167,271

Dialysis Centers - 0.2%

DaVita, Inc.†	3,313	257,155

Diversified Banking Institutions - 3.2%

Bank of America Corp.	30,696	874,836
Citigroup, Inc.	23,170	1,470,368
Goldman Sachs Group, Inc.	2,254	452,536
Morgan Stanley	22,766	1,025,153

		3,822,893

Diversified Manufacturing Operations - 1.8%

Eaton Corp. PLC	11,777	1,068,409
Parker-Hannifin Corp.	3,156	583,134
Trane Technologies PLC	3,765	485,836

		2,137,379

E-Commerce/Products - 3.7%

Amazon.com, Inc.†	2,349	4,424,929

E-Commerce/Services - 0.6%

Booking Holdings, Inc.†	74	125,479
Expedia Group, Inc.	4,906	483,829
Lyft, Inc., Class A†	1,698	64,728

		674,036

Electric Products-Misc. - 0.4%

Emerson Electric Co.	8,371	536,665

Electric-Distribution - 0.2%

Sempra Energy	1,883	263,206

Electric-Integrated - 3.2%

American Electric Power Co., Inc.	3,654	326,156
CMS Energy Corp.	8,079	488,133
Duke Energy Corp.	3,623	332,229
Edison International	4,265	286,565
Entergy Corp.	7,114	831,698
NextEra Energy, Inc.	5,489	1,387,400
Xcel Energy, Inc.	3,575	222,794

		3,874,975
Electronic Components-Semiconductors - 3.0%

Advanced Micro Devices, Inc.†	11,152	507,193
Intel Corp.	4,752	263,831
Microchip Technology, Inc.	491	44,539
Micron Technology, Inc.†	2,629	138,180
NVIDIA Corp.	3,964	1,070,558
Qorvo, Inc.†	1,849	185,972
Texas Instruments, Inc.	11,722	1,337,949

		3,548,222

Entertainment Software - 0.3%

Electronic Arts, Inc.†	3,859	391,187

Finance-Credit Card - 3.9%

American Express Co.	7,885	866,798
Capital One Financial Corp.	8,223	725,762
Mastercard, Inc., Class A	8,381	2,432,585
Visa, Inc., Class A	3,832	696,505

		4,721,650

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	10,838	441,648

Food-Confectionery - 0.8%

Mondelez International, Inc., Class A	17,631	930,917

Food-Misc./Diversified - 0.2%

Conagra Brands, Inc.	2,352	62,775
General Mills, Inc.	4,022	197,078

		259,853

Food-Retail - 0.1%

Kroger Co.	3,939	110,804

Gold Mining - 0.1%

Newmont Corp.	2,246	100,239

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	4,334	421,265

Industrial Gases - 0.5%

Air Products & Chemicals, Inc.	1,069	234,763
Linde PLC†	1,839	351,267

		586,030

Instruments-Controls - 1.4%

Honeywell International, Inc.	10,063	1,631,917

Insurance Brokers - 0.2%

Arthur J. Gallagher & Co.	1,971	192,153

Insurance-Life/Health - 0.1%

Principal Financial Group, Inc.	1,958	86,916

Insurance-Multi-line - 1.4%

Allstate Corp.	1,480	155,770
Chubb, Ltd.	1,066	154,602
Hartford Financial Services Group, Inc.	13,071	652,897
MetLife, Inc.	14,002	598,165
Voya Financial, Inc.	3,373	177,555

		1,738,989

Insurance-Property/Casualty - 1.8%

Arch Capital Group, Ltd.†	2,113	85,429
Berkshire Hathaway, Inc., Class B†	10,201	2,104,874
Travelers Cos., Inc.	253	30,312

		2,220,615

Insurance-Reinsurance - 0.2%

Everest Re Group, Ltd.	632	156,660
RenaissanceRe Holdings, Ltd.	406	69,183

		225,843

Internet Content-Entertainment - 2.6%

Facebook, Inc., Class A†	10,863	2,090,802
Netflix, Inc.†	2,712	1,000,809

		3,091,611

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	1,733	244,873
BlackRock, Inc.	805	372,723
T. Rowe Price Group, Inc.	700	82,607

		700,203

Medical Instruments - 1.6%

Boston Scientific Corp.†	4,057	151,691
Edwards Lifesciences Corp.†	984	201,563
Intuitive Surgical, Inc.†	379	202,371
Medtronic PLC	13,229	1,331,763

		1,887,388

Medical Products - 1.3%

Baxter International, Inc.	8,701	726,272
Zimmer Biomet Holdings, Inc.	5,900	803,285

		1,529,557

Medical-Biomedical/Gene - 1.6%

Alexion Pharmaceuticals, Inc.†	2,406	226,236
Amgen, Inc.	508	101,463
Biogen, Inc.†	1,321	407,383
Gilead Sciences, Inc.	2,373	164,591
Illumina, Inc.†	705	187,297
Regeneron Pharmaceuticals, Inc.†	929	413,006
Vertex Pharmaceuticals, Inc.†	1,664	372,786

		1,872,762

Medical-Drugs - 5.7%

AbbVie, Inc.	14,991	1,284,879
Allergan PLC	1,397	266,366
Bristol-Myers Squibb Co.	21,454	1,267,073
Eli Lilly & Co.	8,372	1,055,960
Johnson & Johnson	8,434	1,134,204
Merck & Co., Inc.	18,563	1,421,183
Pfizer, Inc.	11,301	377,680

		6,807,345

Medical-HMO - 1.8%

Anthem, Inc.	1,593	409,544
Humana, Inc.	574	183,496
UnitedHealth Group, Inc.	6,315	1,610,073

		2,203,113

Medical-Wholesale Drug Distribution - 0.3%

McKesson Corp.	3,034	424,335

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	6,201	61,762

Networking Products - 0.2%

Cisco Systems, Inc.	5,706	227,841

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	2,587	296,186

Oil Companies-Exploration & Production - 1.2%

Diamondback Energy, Inc.	4,182	259,284
EOG Resources, Inc.	10,803	683,398
Pioneer Natural Resources Co.	4,435	544,529

		1,487,211

Oil Companies-Integrated - 1.3%
Chevron Corp.	14,063	1,312,640
Exxon Mobil Corp.	3,822	196,604

		1,509,244

Oil Refining & Marketing - 0.5%

Marathon Petroleum Corp.	10,780	511,187
Phillips 66	1,410	105,553

		616,740

Pharmacy Services - 0.4%

Cigna Corp.	2,961	541,685

Pipelines - 0.5%

ONEOK, Inc.	9,367	624,966

Real Estate Investment Trusts - 2.2%

AvalonBay Communities, Inc.	600	120,354
Equinix, Inc.	984	563,635
Equity Residential	6,472	486,047
Mid-America Apartment Communities, Inc.	1,463	189,107
Prologis, Inc.	9,115	768,212
Sun Communities, Inc.	659	100,748
Ventas, Inc.	3,789	203,735
VICI Properties, Inc.#	9,176	229,951

		2,661,789

Retail-Apparel/Shoe - 0.3%

Ross Stores, Inc.	3,468	377,249

Retail-Auto Parts - 0.7%

AutoZone, Inc.†	711	734,115
O’Reilly Automotive, Inc.†	328	120,940

		855,055

Retail-Building Products - 1.7%

Home Depot, Inc.	5,249	1,143,442
Lowe’s Cos., Inc.	8,289	883,359

		2,026,801

Retail-Consumer Electronics - 0.5%

Best Buy Co., Inc.	8,018	606,562

Retail-Discount - 1.0%

Costco Wholesale Corp.	2,868	806,309
Target Corp.	4,184	430,952

		1,237,261

Retail-Major Department Stores - 0.5%

TJX Cos., Inc.	9,659	577,608

Retail-Restaurants - 0.4%

Yum! Brands, Inc.	5,535	493,999

Semiconductor Components-Integrated Circuits - 1.3%

Analog Devices, Inc.	8,616	939,575
NXP Semiconductors NV	4,831	549,236
QUALCOMM, Inc.	1,205	94,352

		1,583,163

Semiconductor Equipment - 0.3%

Teradyne, Inc.	6,685	392,811

Telephone-Integrated - 1.3%
AT&T, Inc.	1,807	63,643
Verizon Communications, Inc.	26,589	1,440,060

		1,503,703

Television - 0.1%

ViacomCBS, Inc., Class B	2,631	64,749

Tobacco - 1.3%

Altria Group, Inc.	9,031	364,581
Philip Morris International, Inc.	14,818	1,213,150

		1,577,731

Tools-Hand Held - 0.5%

Snap-on, Inc.	1,131	163,712
Stanley Black & Decker, Inc.	2,822	405,522

		569,234

Transport-Rail - 1.6%

Kansas City Southern	4,487	676,101
Norfolk Southern Corp.	5,375	980,132
Union Pacific Corp.	1,904	304,278

		1,960,511

Web Portals/ISP - 3.5%

Alphabet, Inc., Class A†	1,636	2,191,013
Alphabet, Inc., Class C†	1,452	1,944,707

		4,135,720

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	479	79,361

Total Long-Term Investment Securities
(cost $99,766,417)		117,896,578

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2) (cost $65,751)	65,751	65,751

TOTAL INVESTMENTS
(cost $99,832,168)	98.6%	117,962,329
Other assets less liabilities	1.4	1,715,039

NET ASSETS	100.0%	$119,677,368

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 29, 2020.

(2)

At February 29, 2020, the Fund had loaned securities with a total value of $418,095. This was secured by collateral of $65,751, which was received in cash and subsequently invested in short-term investments currently valued at $65,751 as reported in the Portfolio of Investments. Additional collateral of $352,923 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2020 to 02/15/2050	$352,923

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation / (Depreciation)

11	Long	S&P 500 E-Mini Index	March 2020	$1,700,260	$1,623,105	$(77,155)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$117,896,578	$—	$—	$117,896,578
Short-Term Investment Securities	65,751	—	—	65,751

Total Investments at Value	$117,962,329	$—	$—	$117,962,329

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$77,155	$—	$—	$77,155

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Applications Software - 0.0%

Outset Medical, Inc.(1)(2)	88,985	$195,767

Computer Graphics - 0.1%

Schrodinger, Inc.†	14,872	689,763

Dental Supplies & Equipment - 0.5%

Envista Holdings Corp.†	158,461	4,021,740

Diagnostic Equipment - 6.6%

10X Genomics, Inc., Class A†	9,432	751,730
Adaptive Biotechnologies Corp.†	30,802	865,536
Avantor, Inc.†	244,493	3,850,765
Danaher Corp.	113,595	16,423,565
GenMark Diagnostics, Inc.†#	92,065	321,307
Quanterix Corp.†#	50,393	1,149,464
Thermo Fisher Scientific, Inc.	90,832	26,413,946

		49,776,313

Diagnostic Kits - 0.7%

DiaSorin SpA	18,099	2,062,064
Quidel Corp.†	44,656	3,449,230

		5,511,294

Disposable Medical Products - 1.2%

ICU Medical, Inc.†	11,814	2,313,299
Teleflex, Inc.	18,681	6,258,509

		8,571,808

Diversified Manufacturing Operations - 0.5%

General Electric Co.	305,800	3,327,104

Drug Delivery Systems - 4.4%

Becton Dickinson and Co.	105,194	25,017,237
DexCom, Inc.†	28,434	7,847,784

		32,865,021

Electronic Measurement Instruments - 2.0%

Agilent Technologies, Inc.	150,406	11,591,791
Sartorius AG (Preference Shares)	13,251	3,037,502

		14,629,293

Enterprise Software/Service - 0.3%

Veeva Systems, Inc., Class A†	17,100	2,427,687

Healthcare Safety Devices - 0.1%

Tandem Diabetes Care, Inc.†	11,600	866,056

Instruments-Controls - 0.3%

Mettler-Toledo International, Inc.†	3,276	2,298,769

Medical Imaging Systems - 0.1%

Lantheus Holdings, Inc.†	58,468	909,177

Medical Information Systems - 0.1%

Phreesia, Inc.†#	17,329	537,892

Medical Instruments - 5.4%

Alcon, Inc.†	101,682	6,240,502
Bruker Corp.	87,023	3,790,722
Intuitive Surgical, Inc.†	56,749	30,301,696
Silk Road Medical, Inc.†	4,896	195,105

		40,528,025

Medical Labs & Testing Services - 1.3%

Alignment Healthcare Partners, Class A1†(1)(2)	87,707	1,062,886
Catalent, Inc.†	44,289	2,282,212
Evotec SE†#	74,149	1,780,127
Lonza Group AG	5,277	2,108,836
PPD, Inc.†	47,279	1,318,139
Wuxi Biologics Cayman, Inc.†*	65,000	947,674

		9,499,874

Medical Products - 7.3%

AtriCure, Inc.†	36,900	1,417,698
Cooper Cos., Inc.	16,475	5,347,291
Hologic, Inc.†	174,460	8,220,555
iRhythm Technologies, Inc.†	17,229	1,498,406
Nevro Corp.†	36,949	4,808,912
Novocure, Ltd.†	30,050	2,186,138
Penumbra, Inc.†#	21,418	3,552,390
Shockwave Medical, Inc.†#	64,672	2,595,934
Stryker Corp.	94,848	18,077,080
West Pharmaceutical Services, Inc.	31,920	4,805,875
Zimmer Biomet Holdings, Inc.	17,150	2,334,973

		54,845,252

Medical-Biomedical/Gene - 30.2%

Abcam PLC	61,923	922,334
ACADIA Pharmaceuticals, Inc.†	199,775	8,538,383
Acceleron Pharma, Inc.†#	78,404	6,737,256
Acerta Pharma BV, Class B†(1)	9,771,120	879,401
Adverum Biotechnologies, Inc.†	63,962	787,372
Akero Therapeutics, Inc.†#	9,896	215,436
Alexion Pharmaceuticals, Inc.†	99,562	9,361,815
Allakos, Inc.†#	7,184	447,779
Allogene Therapeutics, Inc.†#	51,699	1,395,873
Alnylam Pharmaceuticals, Inc.†	70,808	8,331,269
Amarin Corp. PLC ADR†#	194,552	2,854,078
Amgen, Inc.	79,520	15,882,530
Apellis Pharmaceuticals, Inc.†	27,718	959,597
Applied Therapeutics, Inc.†#	1,800	74,790
Arcutis Biotherapeutics, Inc.†	14,920	396,499
Ardelyx, Inc.†	71,911	497,624
Argenx SE ADR†	44,360	6,271,617
Ascendis Pharma A/S ADR†	68,704	8,957,627
Assembly Biosciences, Inc.†	20,599	373,254
Autolus Therapeutics PLC ADR†#	14,468	118,348
Avrobio, Inc.†	16,443	317,350
Beam Therapeutics, Inc.†	9,870	221,976
BeiGene, Ltd. ADR†	16,784	2,657,746
BELLUS Health, Inc.†	19,087	167,393
BioCryst Pharmaceuticals, Inc.†	28,600	85,800
Biogen, Inc.†	42,434	13,086,221
BioMarin Pharmaceutical, Inc.†	62,351	5,634,660
Bluebird Bio, Inc.†#	31,459	2,275,429
Blueprint Medicines Corp.†	40,079	2,169,476
Calithera Biosciences, Inc.†	12,400	80,352
Cara Therapeutics, Inc.†#	68,580	1,030,757
ChemoCentryx, Inc.†	3,283	146,914
Constellation Pharmaceuticals, Inc.†	20,000	706,800
Cortexyme, Inc.†#	2,800	140,700
CRISPR Therapeutics AG†	17,567	938,956
Deciphera Pharmaceuticals, Inc.†	32,282	1,718,694
Denali Therapeutics, Inc.†#	26,014	514,297
Dicerna Pharmaceuticals, Inc.†	78,667	1,552,887
Epizyme, Inc.†#	36,000	771,480
Esperion Therapeutics, Inc.†#	8,500	429,165
Exact Sciences Corp.†#	76,042	6,155,600
Exelixis, Inc.†	228,130	4,240,937
Fate Therapeutics, Inc.†#	34,366	1,003,487

FibroGen, Inc.†	43,993	1,838,907
Forty Seven, Inc.†	18,629	1,080,482
Guardant Health, Inc.†	26,122	2,271,569
Homology Medicines, Inc.†#	45,297	724,752
HTG Molecular Diagnostics, Inc.†#	91,620	53,140
IGM Biosciences, Inc.†	20,843	1,071,539
Immunomedics, Inc.†#	79,974	1,279,584
Incyte Corp.†	97,826	7,377,059
Insmed, Inc.†	61,574	1,533,193
Intercept Pharmaceuticals, Inc.†	14,819	1,362,459
Ionis Pharmaceuticals, Inc.†	34,011	1,727,079
Iovance Biotherapeutics, Inc.†	161,753	5,323,291
Karuna Therapeutics, Inc.†	26,118	2,279,057
Karyopharm Therapeutics, Inc.†	4,600	75,164
Krystal Biotech, Inc.†#	21,158	1,130,895
MEI Pharma, Inc.†	34,400	66,392
Menlo Therapeutics, Inc.†	29,200	86,140
Mirati Therapeutics, Inc.†#	28,990	2,594,315
MorphoSys AG†	11,416	1,207,538
Nektar Therapeutics†#	38,129	793,464
Orchard Therapeutics PLC ADR†	41,051	529,147
PTC Therapeutics, Inc.†	39,970	2,191,955
Puma Biotechnology, Inc.†#	40,700	437,728
Radius Health, Inc.†#	36,062	759,466
RAPT Therapeutics, Inc.†	15,444	305,328
Rapt Theraputics†(2)	10,813	203,084
Regeneron Pharmaceuticals, Inc.†	26,430	11,749,985
REGENXBIO, Inc.†	20,267	810,680
REVOLUTION Medicines, Inc.†	10,866	339,780
Rocket Pharmaceuticals, Inc.†#	44,932	875,725
Sage Therapeutics, Inc.†#	49,195	2,312,165
Scholar Rock Holding Corp.†#	13,078	184,531
Seattle Genetics, Inc.†	83,877	9,550,235
Stoke Therapeutics, Inc.†#	23,049	570,463
Translate Bio, Inc.†#	8,400	63,672
Turning Point Therapeutics, Inc.†	19,364	959,873
Ultragenyx Pharmaceutical, Inc.†#	50,858	2,852,117
United Therapeutics Corp.†	9,100	936,936
Verily Life Sciences LLC, Series B†(1)(2)	6,986	861,094
Vertex Pharmaceuticals, Inc.†	140,583	31,494,809
WaVe Life Sciences, Ltd.†#	13,468	113,670
X4 Pharmaceuticals, Inc.†#	8,300	88,644
Xencor, Inc.†#	61,689	2,004,276
Zai Lab, Ltd. ADR†	11,804	648,866
Zeneca, Inc. CVR†(1)	23,110	14,213
Zymeworks, Inc.†	37,517	1,535,571

		226,319,991

Medical-Drugs - 17.3%

AbbVie, Inc.	204,276	17,508,496
Aimmune Therapeutics, Inc.†#	74,728	1,779,274
Alector, Inc.†#	26,443	726,654
Alkermes PLC†	62,738	1,307,460
Astellas Pharma, Inc.	168,400	2,640,694
AstraZeneca PLC ADR	238,154	10,431,145
Bayer AG	40,568	2,937,071
Bristol-Myers Squibb Co.	123,763	7,309,443
Bristol-Myers Squibb Co. CVR†	288,509	966,505
Chugai Pharmaceutical Co., Ltd.	51,200	5,538,681
Cyclerion Therapeutics, Inc.†#	24,300	104,004
Daiichi Sankyo Co., Ltd.	77,600	4,723,769
Eisai Co., Ltd.	43,600	3,203,952
Eli Lilly & Co.	115,841	14,611,025
Enanta Pharmaceuticals, Inc.†	29,160	1,483,661
Galapagos NV†	13,559	2,842,826
Global Blood Therapeutics, Inc.†#	72,424	4,632,239
Gritstone Oncology, Inc.†#	17,600	147,840
Intra-Cellular Therapies, Inc.†	34,982	738,120
Ipsen SA	19,809	1,286,369
Kadmon Holdings, Inc.†	115,854	537,563
KalVista Pharmaceuticals, Inc.†	4,900	65,905
Merck & Co., Inc.	150,692	11,536,980
Milestone Pharmaceuticals, Inc.†	33,922	644,518
Minerva Neurosciences, Inc.†	47,380	344,926
MyoKardia, Inc.†#	44,305	2,808,494
Neoleukin Therapeutics, Inc.†	6,100	59,170
Novartis AG	58,136	4,880,473
Odonate Therapeutics, Inc.†#	23,658	700,040
Otsuka Holdings Co., Ltd.	9,000	338,976
Passage Bio, Inc.†	14,459	320,990
PhaseBio Pharmaceuticals, Inc.†#	37,926	159,668
PRA Health Sciences, Inc.†	23,800	2,241,960
Principia Biopharma, Inc.†	19,546	1,261,890
Progenics Pharmaceuticals, Inc.†#	95,300	449,816
Reata Pharmaceuticals, Inc., Class A†#	23,603	4,596,684
Relmada Therapeutics, Inc.†#	6,381	311,265
Rhythm Pharmaceuticals, Inc.†	12,527	239,015
Roche Holding AG	28,395	9,255,194
Tricida, Inc.†#	70,060	2,226,507
uniQure NV†	6,600	339,636
Zealand Pharma A/S†	19,056	692,115
Zogenix, Inc.†	27,465	688,822

		129,619,835

Medical-Generic Drugs - 0.8%

Arvinas, Inc.†	1,600	75,408
Kodiak Sciences, Inc.†	70,067	4,482,186
Momenta Pharmaceuticals, Inc.†	48,033	1,358,853
Perrigo Co. PLC	740	37,511

		5,953,958

Medical-HMO - 10.5%

Anthem, Inc.	36,699	9,434,946
Centene Corp.†	265,560	14,079,991
Humana, Inc.	38,017	12,153,275
Molina Healthcare, Inc.†	35,493	4,349,667
UnitedHealth Group, Inc.	153,273	39,078,484

		79,096,363

Medical-Hospitals - 1.9%

Acadia Healthcare Co., Inc.†	35,110	1,039,256
HCA Healthcare, Inc.	105,532	13,403,619

		14,442,875

Medical-Outpatient/Home Medical - 0.5%

Amedisys, Inc.†	14,590	2,538,806
Pennant Group, Inc.†	37,541	1,019,989

		3,558,795

Medical-Wholesale Drug Distribution - 0.3%

Cardinal Health, Inc.	22,200	1,157,064
McKesson Corp.	8,300	1,160,838

		2,317,902

Patient Monitoring Equipment - 0.5%

Insulet Corp.†	20,400	3,875,388

Pharmacy Services - 2.1%

Cigna Corp.	80,737	14,770,027
JAND, Inc. (dba Warby Parker), Class A(1)(2)	36,095	655,557
Option Care Health, Inc.†	29,489	434,963

		15,860,547

Therapeutics - 2.3%

Agios Pharmaceuticals, Inc.†#	33,629	1,596,705
Axsome Therapeutics, Inc.†	25,077	1,956,006
G1 Therapeutics, Inc.†#	20,312	364,397
GW Pharmaceuticals PLC ADR†#	12,410	1,269,667
Neurocrine Biosciences, Inc.†	80,964	7,667,291
Sarepta Therapeutics, Inc.†	41,083	4,702,771

		17,556,837

Veterinary Diagnostics - 0.2%

Elanco Animal Health, Inc.†	64,388	1,764,231

Total Common Stocks
(cost $563,985,960)		731,867,557

CONVERTIBLE PREFERRED SECURITIES - 1.7%
Applications Software - 0.2%

Outset Medical, Inc Series C(1)(2)	320,192	704,422
Outset Medical, Inc. Series D(1)(2)	171,126	496,950
Outset Medical, Inc. Series E(1)(2)	152,385	335,247

		1,536,619

Commercial Services - 0.1%

Ginkgo Bioworks Series E†(1)(2)	8,722	1,309,957

Drug Delivery Systems - 0.2%

Becton Dickinson and Co. Series A 6.13%	26,711	1,511,576

Health Care Providers & Services - 0.1%

Freenome Holdings, Inc. Series B†(1)(2)	94,602	431,108

Medical Information Systems - 0.1%

Doximity, Inc. Series C†(1)(2)	64,785	751,506

Medical Instruments - 0.0%

RefleXion Medical, Inc. Series C†(1)(2)	160,251	271,140

Medical Labs & Testing Services - 0.6%

Tempus Labs, Inc. Series D†(1)(2)	60,677	2,225,608
Tempus Labs, Inc. Series E†(1)(2)	39,722	1,496,689
Tempus Labs, Inc. Series F†(1)(2)	10,551	402,030
Tempus Labs, Inc. Series G†(1)(2)	6,661	255,465

		4,379,792

Medical Products - 0.1%

Kardium, Inc. Series D-5†(1)(2)	542,402	525,544

Medical-Biomedical/Gene - 0.1%

Generation Bio Series C†(1)(2)	85,638	478,836
Seer, Inc. Series D†(1)(2)	142,683	463,720

		942,556

Pharmacy Services - 0.2%

JAND, Inc. (dba Warby Parker) Series D(1)(2)	75,264	1,366,945
JAND, Inc. (dba Warby Parker) Series E(1)(2)	2,948	53,541

		1,420,486

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. 5.00%#	4,059	207,213

Total Convertible Preferred Securities
(cost $9,671,650)		13,287,497

CONVERTIBLE BONDS & NOTES - 0.1%
Applications Software - 0.1%

Color Genomics, Inc. Notes 3.00% due 06/30/2021(1)(2) (cost $543,971)	$543,971	543,971

Total Long-Term Investment Securities
(cost $574,201,581)		745,699,025

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Registered Investment Companies - 1.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(3)	1,564,675	1,564,675
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(3)(4)	4,262,227	4,262,227
T. Rowe Price Government Reserve Fund 1.59%(3)	5,965,643	5,965,643

Total Short-Term Investment Securities
(cost $11,792,545)		11,792,545

TOTAL INVESTMENTS
(cost $585,994,126)	100.9%	757,491,570
Liabilities in excess of other assets	(0.9)	(6,701,446)

NET ASSETS	100.0%	$750,790,124

†	Non-income producing security

#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $947,674 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alignment Healthcare Partners,
Class A-1	2/28/2020	87,707	1,062,887	$1,062,886	$12.12	0.14%
JAND, Inc. (dba Warby Parker),
Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	655,557	18.16	0.09%
Outset Medical, Inc.	1/28/2020	88,985	195,769	195,767	2.20	0.03%
RAPT Theraputics, Inc.	6/7/2019	10,813	148,728	203,084	18.78	0.03%
Verily Life Sciences LLC
Series B	1/25/2019	6,986	861,094	861,094	123.26	0.11%

Convertible Preferred Securities
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	751,506	11.60	0.10%
Freenome Holdings, Inc.
Series B	6/24/2019	94,602	431,111	431,108	4.56	0.06%
Generation Bio
Series C	1/9/2020	85,638	478,836	478,836	5.59	0.06%
Ginkgo Bioworks
Series E	9/9/2019	6,443	967,674
	9/30/2019	2,279	324,284

		8,722	1,291,958	1,309,957	150.19	0.17%
JAND, Inc. (dba Warby Parker).
Series D	4/23/2015	75,264	864,430	1,366,945	18.16	0.18%
JAND, Inc. (dba Warby Parker).
Series E	3/9/2018	2,948	46,334	53,541	18.16	0.01%
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	525,544	0.97	0.07%
Outset Medical, Inc.
Series C	4/19/2017	320,192	829,778	704,422	2.20	0.09%
Outset Medical, Inc.
Series D	8/20/2018	171,126	532,202	496,950	2.90	0.07%
Outset Medical, Inc.
Series E	1/27/2020	152,385	335,247	335,247	2.20	0.05%
RefleXion Medical, Inc.
Series C	4/23/2018	160,251	271,145	271,140	1.69	0.04%
Seer, Inc.
Series D	11/15/2019	142,683	463,720	463,720	3.25	0.06%
Tempus Labs, Inc.
Series D	3/20/2018	60,677	568,780	2,225,608	36.68	0.30%
Tempus Labs, Inc.
Series E	8/23/2018	39,722	665,058	1,496,689	37.68	0.20%
Tempus Labs, Inc.
Series F	5/1/2019	10,551	261,239	402,030	38.10	0.05%
Tempus Labs, Inc.
Series G	2/6/2020	6,661	255,465	255,465	38.35	0.03%

Convertible Bonds & Notes
Color Genomics, Inc.	1/13/2020	543,971	543,971	543,971	1.00	0.07%

				$15,091,067		2.01%

(3)	The rate shown is the 7-day yield as of February 29, 2020.
(4)

At February 29, 2020, the Fund had loaned securities with a total value of $50,557,684. This was secured by collateral of $4,262,227, which was received in cash and subsequently invested in short-term investments currently valued at $4,262,227 as reported in the Portfolio of Investments. Additional collateral of $47,071,477 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$107,473
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	99,867
Government National Mtg. Assoc.	2.50%	09/20/2046	33,170
United States Treasury Bills	0.00%	04/07/2020 to 06/18/2020	1,251,299
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 05/15/2049	45,579,668

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Application Software	$—	$—		$195,767	$195,767
Medical Labs & Testing Services	3,600,351	4,836,637	**	1,062,886	9,499,874
Medical - Biomedical/Gene	222,232,327	2,332,956	#	1,754,708	226,319,991
Pharmacy Services	15,204,990	—		655,557	15,860,547
Other Industries	430,311,190	49,680,188	**	—	479,991,378
Convertible Preferred Securities:
Drug Delivery Systems	1,511,576	—		—	1,511,576
Veterinary Diagnostics	207,213	—		—	207,213
Other Industries	—	—		11,568,708	11,568,708
Convertible Bonds & Notes:	—	—		543,971	543,971
Short-Term Investment Securities	11,792,545	—		—	11,792,545

Total Investments at Value	$684,860,192	$56,849,781		$15,781,597	$757,491,570

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
#	Amount includes $2,129,872 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
Balance as of May 31, 2019	$2,209,214	$6,643,599	$—
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	201,051	1,995,402	—
Change in unrealized depreciation(1)	(3)	(326,630)	—
Net purchases	1,258,656	3,256,337	543,971
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of February 29, 2020	$3,668,918	$11,568,708	$543,971

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 29, 2020 includes:

Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
$201,048	$1,668,772	—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 29, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/29/20	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$2,119,747	Market Approach	Market Transaction Price*	$2.20-$123.26 ($45.8595)
	655,557	Market Approach	Average of Pending Secondary Market	$18.162
			Transaction Prices*
	893,614	Income Approach	Estimated Future Cash Distribution*	$0.09-$0.615 ($0.3525)
Preferred Securities	5,688,648	Market Approach	Market Transaction Price*	$0.96892-$150.19000 ($22.06018)
	1,420,487	Market Approach	Average of Pending Secondary Market	$18.162
			Transaction Prices*
	335,247	Market Approach	Market Transaction Price*	$2.2000
			Conversion Rate*	1.3200
	4,124,327	Market Approach	Market Transaction Price*	$38.3524
			Est. Discount Rate for Future Dividend Payout	15.0%
Promissory Note	543,971	Market Approach	Market Transaction Price*	$100.0000

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Principal Amount(1)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 4.2%
Diversified Financial Services - 4.2%

BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)(2)	$3,500,000	$3,868,312
Benchmark Mtg. Trust Series 2018-B3, Class A5 4.03% due 04/10/2051(2)	6,000,000	6,912,850
Benchmark Mtg. Trust Series 2018-B8, Class A5 4.23% due 01/15/2052(2)	5,160,000	6,067,323
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 2.73% (1 ML+1.07%) due 12/15/2037*(2)	750,000	751,688
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	1,500,000	1,500,000
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(2)	3,050,000	3,226,755
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(2)	3,000,000	3,197,055
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(2)	2,040,000	2,122,064
Store Master Funding I-VII Series 2018-1A, Class A1 3.96% due 10/20/2048*	1,653,168	1,767,317

Total Asset Backed Securities
(cost $27,721,217)		29,413,364

U.S. CORPORATE BONDS & NOTES - 11.2%
Banks-Commercial - 0.5%

Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	3,600,000	3,775,512

Banks-Super Regional - 0.3%

Wells Fargo & Co. FRS Senior Notes 3.79% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,923,400

Building Products-Wood - 0.5%

Masco Corp. Senior Notes 3.50% due 11/15/2027	3,009,000	3,261,266

Chemicals-Diversified - 0.5%

Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	1,915,000	2,258,390
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,228,000	1,497,693

		3,756,083

Chemicals-Specialty - 0.3%

Huntsman International LLC Senior Notes 4.50% due 05/01/2029	1,800,000	1,983,060

Diversified Banking Institutions - 5.5%

Bank of America Corp. FRS Senior Notes 3.15% (CPIYOY+1.10%) due 11/19/2024	2,000,000	2,000,000
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,614,000	2,909,057
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,721,000	3,214,492
Citigroup, Inc. FRS Senior Notes 3.15% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,995,200
Citigroup, Inc. FRS Senior Notes 3.29% (CPIYOY+1.00%) due 09/29/2024	2,000,000	2,020,000
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,902,000	3,851,605
Citigroup, Inc. FRS Senior Notes 4.79% (CPIYOY+2.50%) due 03/30/2020	4,000,000	3,928,000
Goldman Sachs Group, Inc. FRS Senior Notes 3.69% (CPIYOY+1.40%) due 08/30/2023	4,000,000	4,136,128
JPMorgan Chase & Co. FRS Senior Notes 3.54% (CPIYOY+1.25%) due 12/20/2023	2,000,000	2,033,800
JPMorgan Chase & Co. FRS Senior Notes 4.29% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,006,000
JPMorgan Chase & Co. FRS Senior Notes 4.37% (CPIYOY+2.08%) due 04/28/2020	5,000,000	4,912,500
Morgan Stanley FRS Senior Notes 3.60% (CPIYOY+1.55%) due 08/24/2023	468,000	477,360
Morgan Stanley FRS Senior Notes 3.65% (CPIYOY+1.60%) due 09/26/2028	1,402,000	1,489,625
Morgan Stanley FRS Senior Notes 4.05% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,995,775
Morgan Stanley FRS Senior Notes 4.05% (CPIYOY+2.00%) due 06/09/2023	664,000	678,940

		38,648,482

Finance-Consumer Loans - 0.3%

SLM Corp. FRS Senior Notes 4.20% (CPIYOY+2.15%) due 12/15/2020	2,017,000	2,001,872

Food-Meat Products - 0.3%

Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	2,209,000	2,522,219

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	512,000	567,199

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	412,000	440,564

Oil Companies-Exploration & Production - 0.9%

Apache Corp. Senior Notes 4.25% due 01/15/2030#	3,500,000	3,674,890
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029#	2,000,000	2,093,449
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	478,000	495,072

		6,263,411

Oil Companies-Integrated - 0.4%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050#	3,161,000	3,128,742

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	1,814,000	2,133,945

Pipelines - 0.9%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	580,000	580,992
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	887,000	884,023
Energy Transfer Operating LP Company Guar. Notes 5.80% due 06/15/2038	1,159,000	1,322,861
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	524,000	452,149
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,299,000	1,112,269
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	823,000	819,520
MPLX LP Senior Notes 4.25% due 12/01/2027*	1,274,000	1,388,168

		6,559,982

Steel-Producers - 0.1%

Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	385,000	405,545

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,487,623

Total U.S. Corporate Bonds & Notes
(cost $75,863,448)		78,858,905

FOREIGN CORPORATE BONDS & NOTES - 5.4%
Banks-Commercial - 1.5%

Barclays Bank PLC FRS Senior Notes 3.05% (CPIYOY+1.00%) due 05/22/2023	9,800,000	9,942,100
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	675,000	709,416

		10,651,516

Chemicals-Specialty - 0.1%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	910,000	978,059

Diversified Banking Institutions - 2.5%

BNP Paribas SA FRS Senior Notes 3.43% (CPIYOY+1.14%) due 12/21/2020	431,000	426,690
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	2,548,000	2,747,020
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	2,729,000	2,837,614
Societe Generale SA VRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)	10,000,000	10,150,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	738,000	775,874
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	828,000	962,080

		17,899,278

Diversified Minerals - 0.2%

Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	1,157,000	1,376,180

Gold Mining - 0.4%

Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*		1,807,000	2,401,538

Machinery-Farming - 0.2%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027		1,392,000	1,483,022

Oil Companies-Integrated - 0.5%

Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#		2,352,000	2,522,546
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*		1,002,000	1,043,803

			3,566,349

Total Foreign Corporate Bonds & Notes
(cost $36,669,794)			38,355,942

U.S. GOVERNMENT AGENCIES - 1.5%
Federal Home Loan Bank - 1.0%

3.25% due 11/16/2028		6,000,000	6,940,244

Federal Home Loan Mtg. Corp. - 0.3%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 2.11% (1 ML+0.45%) due 12/15/2038(5)		268,201	268,571
Series 3925, Class FL 2.11% (1 ML+0.45%) due 01/15/2041(5)		1,021,698	1,024,429
Series 4001, Class FM 2.16% (1 ML+0.50%) due 02/15/2042(5)		325,809	327,082
Series 3355, Class BF 2.36% (1 ML+0.70%) due 08/15/2037(5)		334,198	337,755

			1,957,837

Federal National Mtg. Assoc. - 0.2%

Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.03% (1 ML+0.40%) due 09/25/2042(5)		579,484	576,189
Series 2011-103, Class FD 2.08% (1 ML+0.45%) due 05/25/2040(5)		553,687	555,261

			1,131,450

Government National Mtg. Assoc. - 0.0%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 2.21% (1 ML+0.55%) due 02/16/2040(5)		292,303	294,272

Total U.S. Government Agencies
(cost $10,179,120)			10,323,803

U.S. GOVERNMENT TREASURIES - 52.9%
United States Treasury Bonds - 22.9%

United States Treasury Bonds TIPS(6)
0.63% due 02/15/2043		6,533,249	7,335,896
0.75% due 02/15/2042		3,221,942	3,702,829
0.75% due 02/15/2045		8,559,284	9,934,811
0.88% due 02/15/2047		4,151,862	5,010,990
1.00% due 02/15/2046		7,493,945	9,223,012
1.00% due 02/15/2048		5,523,236	6,898,287
1.00% due 02/15/2049#		5,106,250	6,430,057
1.38% due 02/15/2044		4,724,855	6,172,941
1.75% due 01/15/2028		13,984,038	16,243,081
2.00% due 01/15/2026		4,544,643	5,179,169
2.13% due 02/15/2040		2,853,504	4,061,290
2.13% due 02/15/2041		4,893,412	7,041,793
2.38% due 01/15/2025		4,089,960	4,644,666
2.38% due 01/15/2027		5,097,200	6,055,727
2.50% due 01/15/2029		10,173,990	12,721,062
3.63% due 04/15/2028		19,542,978	25,773,102
3.88% due 04/15/2029		18,367,717	25,383,278

			161,811,991

United States Treasury Notes - 30.0%

United States Treasury Notes TIPS(6)
0.13% due 04/15/2021		2,602,272	2,605,962
0.13% due 01/15/2022		5,677,050	5,719,337
0.13% due 04/15/2022		10,989,576	11,072,879
0.13% due 07/15/2022		2,570,227	2,607,448
0.13% due 01/15/2023		12,135,631	12,294,735
0.13% due 07/15/2024		19,941,009	20,462,602
0.13% due 10/15/2024		10,016,300	10,291,624
0.13% due 07/15/2026		6,841,328	7,073,888
0.13% due 01/15/2030		10,687,481	11,159,144
0.25% due 01/15/2025		7,703,358	7,947,943
0.25% due 07/15/2029		10,046,500	10,606,841
0.38% due 07/15/2023		11,042,600	11,351,643
0.38% due 07/15/2025		7,538,589	7,876,829
0.38% due 01/15/2027		9,298,049	9,753,545
0.38% due 07/15/2027		15,623,631	16,493,124
0.50% due 01/15/2028		10,939,110	11,641,643
0.63% due 07/15/2021		5,472,960	5,553,056
0.63% due 04/15/2023		13,139,166	13,514,273
0.63% due 01/15/2024		8,260,200	8,578,560
0.63% due 01/15/2026		6,121,079	6,475,911
0.75% due 07/15/2028		10,442,454	11,418,468
1.13% due 01/15/2021		4,464,088	4,511,220
1.25% due 07/15/2020		2,945,900	2,965,029

			211,975,704

Total U.S. Government Treasuries
(cost $340,798,139)			373,787,695

FOREIGN GOVERNMENT OBLIGATIONS - 20.1%
Sovereign - 20.1%

Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(6)	AUD	22,585,750	16,019,845

Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD	16,192,800	12,647,552
Government of Canada Bonds 4.00% due 12/01/2031(6)	CAD	17,911,560	19,892,540
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD	37,762,550	30,241,550
Government of Canada Bonds 4.25% due 12/01/2026(6)	CAD	11,648,100	11,277,895
Government of New Zealand Senior Notes 2.00% due 09/20/2025(6)	NZD	38,255,000	26,720,700
Kingdom of Spain Bonds 0.30% due 11/30/2021(6)	EUR	8,919,900	10,093,027
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(6)	EUR	9,691,132	12,629,676
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(6)	GBP	2,016,666	2,866,684
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	73	4

Total Foreign Government Obligations
(cost $144,761,398)			142,389,473

PREFERRED SECURITIES - 0.0%
Diversified Banking Institutions - 0.0%

Banco Santander SA FRS# 4.00% (3 ML+0.52%) (cost $238,831)		9,950	239,497

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.2%
Banks-Commercial - 0.1%

Corestates Capital II FRS 2.48% (3 ML+0.65%) due 01/15/2027*		669,000	638,895

Banks-Money Center - 0.2%

BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,193,662

Diversified Banking Institutions - 0.8%

BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 03/20/2020(7)		3,161,000	2,928,256
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022#(7)		2,799,000	2,768,267
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(7)		366,000	387,228

			6,083,751

Electric-Integrated - 0.1%

WEC Energy Group, Inc. FRS 3.80% (3 ML+2.11%) due 05/15/2067		819,000	787,000

Insurance-Life/Health - 1.3%

Prudential Financial, Inc. 5.70% due 09/15/2048		8,376,000	9,471,162

Insurance-Multi-line - 0.6%

Genworth Holdings, Inc. FRS 3.69% (3 ML+2.00%) due 11/15/2066		800,000	472,000
Hartford Financial Services Group, Inc. FRS 3.82% (3 ML+2.13%) due 02/12/2067*		3,832,000	3,640,400

			4,112,400

Pipelines - 1.1%

Enbridge, Inc. 5.50% due 07/15/2077		2,670,000	2,642,632
Energy Transfer Operating LP 6.25% due 02/15/2023(7)		2,554,000	2,276,917
EnLink Midstream Partners LP 6.00% due 12/15/2022(7)		475,000	313,500
Enterprise Products Operating LLC 5.25% due 08/16/2077		1,029,000	1,044,435
MPLX LP Series B 6.88% due 02/15/2023(7)		1,271,000	1,226,515

			7,503,999

Total Preferred Securities/Capital Securities (cost $29,097,631)			29,790,869

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†		400,000	4,880
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†		578,000	7,225
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†		1,000,000	12,200

Total Escrows And Litigation Trusts
(cost $0)			24,305

Total Long-Term Investment Securities
(cost $665,329,578)			703,183,853

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Registered Investment Companies - 1.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(8)		995,354	995,354
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(8)(9)		10,111,191	10,111,191

Total Short-Term Investment Securities
(cost $11,106,545)		11,106,545

TOTAL INVESTMENTS
(cost $676,436,123)	101.1%	714,290,398
Liabilities in excess of other assets	(1.1)	(7,585,130)

NET ASSETS	100.0%	$706,705,268

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $42,545,312 representing 6.0% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 1).
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of February 29, 2020.
(9)

At February 29, 2020, the Fund had loaned securities with a total value of $18,418,123. This was secured by collateral of $10,111,191, which was received in cash and subsequently invested in short-term investments currently valued at $10,111,191 as reported in the Portfolio of Investments. Additional collateral of $8,639,198 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	04/07/2020 to 06/18/2020	$297,742
United States Treasury Notes/Bonds	0.13% to 6.13%	03/31/2020 to 02/15/2049	8,341,456

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

MXN - Mexican Peso

NZD - New Zealand Dollar

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR 3 ML - 3 Month USD LIBOR
CPIYOY - CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$29,413,364	$—	$29,413,364
U.S. Corporate Bonds & Notes	—	78,858,905	—	78,858,905
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	7,749,278	10,150,000	17,899,278
Other Industries	—	20,456,664	—	20,456,664
U.S. Government Agencies	—	10,323,803	—	10,323,803
U.S. Government Treasuries	—	373,787,695	—	373,787,695
Foreign Government Obligations	—	142,389,473	—	142,389,473
Preferred Securities	239,497	—	—	239,497
Preferred Securities/Capital Securities	—	29,790,869	—	29,790,869
Escrows and Litigation Trusts	—	24,305	—	24,305
Short-Term Investment Securities	11,106,545	—	—	11,106,545

Total Investment at Value	$11,346,042	$692,794,356	$10,150,000	$714,290,398

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of 05/31/2019	$10,080,000
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	70,000
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 02/29/2020	$10,150,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 29, 2020 includes:

Foreign Corporate Bonds & Notes
$70,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 29, 2020.

The Fund’s security classified as Level 3, with a fair value of $10,150,000 at February 29, 2020, is attributable to valuations from a single broker which was deemed to be indicative quote (which does not necessarily represent a price the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 78.7%
Australia - 5.2%

AGL Energy, Ltd.	46,647	$575,807
Alumina, Ltd.	174,109	217,465
AMP, Ltd.†#	238,470	261,517
APA Group	83,922	580,155
Aristocrat Leisure, Ltd.	40,876	877,372
ASX, Ltd.	13,770	655,503
Aurizon Holdings, Ltd.	141,552	439,067
AusNet Services	131,222	143,472
Australia & New Zealand Banking Group, Ltd.	201,615	3,220,156
Bendigo & Adelaide Bank, Ltd.#	34,964	210,330
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	209,529	4,549,022
BlueScope Steel, Ltd.	36,562	280,031
Boral, Ltd.	83,384	247,923
Brambles, Ltd.	112,546	866,350
Caltex Australia, Ltd.	17,761	372,486
Challenger, Ltd.#	39,151	226,768
CIMIC Group, Ltd.	6,919	108,402
Coca-Cola Amatil, Ltd.	36,047	266,034
Cochlear, Ltd.	4,111	547,999
Coles Group, Ltd.	80,646	735,323
Commonwealth Bank of Australia	125,912	6,612,359
Computershare, Ltd.	34,757	343,521
Crown Resorts, Ltd.	26,490	176,868
CSL, Ltd.	32,239	6,395,947
Dexus	78,016	610,858
Flight Centre Travel Group, Ltd.#	3,956	83,816
Fortescue Metals Group, Ltd.	98,549	642,881
Goodman Group	117,044	1,126,900
GPT Group	138,550	516,873
Harvey Norman Holdings, Ltd.#	39,981	95,121
Incitec Pivot, Ltd.	114,214	200,540
Insurance Australia Group, Ltd.	164,377	674,191
LendLease Group	40,125	454,393
Macquarie Group, Ltd.	23,000	1,991,870
Magellan Financial Group, Ltd.#	9,069	319,904
Medibank Private, Ltd.	195,884	355,545
Mirvac Group	279,809	547,507
National Australia Bank, Ltd.	205,060	3,310,337
Newcrest Mining, Ltd.	54,659	943,575
Orica, Ltd.	27,069	343,847
Origin Energy, Ltd.	125,269	570,964
Qantas Airways, Ltd.	51,957	186,283
QBE Insurance Group, Ltd.	93,508	814,825
Ramsay Health Care, Ltd.	11,499	501,994
REA Group, Ltd.	3,747	236,406
Rio Tinto, Ltd.	26,403	1,492,797
Santos, Ltd.	125,930	551,839
Scentre Group	378,181	842,335
SEEK, Ltd.	23,786	315,274
Sonic Healthcare, Ltd.	32,034	593,769
South32, Ltd.	355,511	511,198
Stockland	169,591	514,010
Suncorp Group, Ltd.	89,680	650,866
Sydney Airport	78,717	392,783
Tabcorp Holdings, Ltd.	143,626	351,340
Telstra Corp., Ltd.	296,076	651,939
TPG Telecom, Ltd.#	26,397	128,030
Transurban Group	192,845	1,845,286
Treasury Wine Estates, Ltd.	51,193	368,038
Vicinity Centres	228,037	317,769
Washington H. Soul Pattinson & Co., Ltd.#	8,514	109,014
Wesfarmers, Ltd.	80,646	2,105,517
Westpac Banking Corp.	248,228	3,780,023
WiseTech Global, Ltd.#	10,184	101,309
Woodside Petroleum, Ltd.	66,586	1,214,553
Woolworths Group, Ltd.	89,527	2,229,883
Worley, Ltd.#	23,995	194,626

		62,700,705

Austria - 0.2%

ANDRITZ AG	5,178	183,797
Erste Group Bank AG	21,399	738,120
OMV AG	10,475	443,145
Raiffeisen Bank International AG	10,528	219,082
Verbund AG	4,843	229,808
voestalpine AG#	8,255	182,222

		1,996,174

Belgium - 0.7%

Ageas	12,699	593,552
Anheuser-Busch InBev SA NV	54,196	3,067,724
Colruyt SA	3,928	182,090
Galapagos NV†	3,085	646,812
Groupe Bruxelles Lambert SA	5,738	524,845
KBC Group NV	17,760	1,182,777
Proximus SADP	10,819	269,863
Solvay SA	5,271	481,573
Telenet Group Holding NV	3,293	126,766
UCB SA	8,992	833,500
Umicore SA	14,021	587,540

		8,497,042

Bermuda - 0.2%

CK Infrastructure Holdings, Ltd.	47,000	321,893
Dairy Farm International Holdings, Ltd.	24,026	115,299
Hongkong Land Holdings, Ltd.	83,000	410,933
Jardine Matheson Holdings, Ltd.	15,786	863,147
Jardine Strategic Holdings, Ltd.	15,761	457,645
Kerry Properties, Ltd.	46,500	133,254
NWS Holdings, Ltd.	111,000	137,056
Yue Yuen Industrial Holdings, Ltd.	51,500	124,798

		2,564,025

Cayman Islands - 0.5%

ASM Pacific Technology, Ltd.	21,700	261,842
BeiGene, Ltd. ADR†	2,565	406,168
Budweiser Brewing Co. APAC, Ltd.†*	94,200	285,329
CK Asset Holdings, Ltd.	183,808	1,157,167
CK Hutchison Holdings, Ltd.	191,808	1,680,944
Melco Resorts & Entertainment, Ltd. ADR	14,948	259,198
Sands China, Ltd.	172,400	809,714
WH Group, Ltd.*	680,000	697,947
Wharf Real Estate Investment Co., Ltd.#	86,000	394,012
Wynn Macau, Ltd.	110,800	225,686

		6,178,007

Denmark - 1.6%

AP Moller - Maersk A/S, Series A	268	255,362
AP Moller - Maersk A/S, Series B	465	475,027
Carlsberg A/S, Class B	7,609	1,008,889
Chr. Hansen Holding A/S#	7,503	538,081
Coloplast A/S, Class B	8,450	1,141,396
Danske Bank A/S	45,993	714,946
Demant A/S†#	7,851	241,651
DSV A/S	15,461	1,561,302
Genmab A/S†	4,622	1,042,664
H. Lundbeck A/S	4,957	171,510
ISS A/S	11,225	203,617
Novo Nordisk A/S, Class B	125,854	7,479,940
Novozymes A/S, Class B	15,188	774,129
Orsted A/S*	13,455	1,384,599
Pandora A/S#	7,113	324,085
Tryg A/S	8,596	239,680
Vestas Wind Systems A/S	13,440	1,317,362

		18,874,240

Finland - 0.9%

Elisa Oyj	10,117	581,507
Fortum Oyj	31,591	677,669
Kone Oyj, Class B	24,175	1,364,476
Metso Oyj	7,486	242,960
Neste Oyj	30,091	1,188,406
Nokia Oyj	400,869	1,539,976
Nokian Renkaat Oyj†	8,893	231,255
Nordea Bank Abp†	230,448	1,843,501
Orion Oyj, Class B	7,428	295,402
Sampo Oyj, Class A	31,532	1,294,814
Stora Enso Oyj, Class R	41,378	499,889
UPM-Kymmene Oyj	37,963	1,167,851
Wartsila Oyj Abp	31,566	328,724

		11,256,430

France - 8.2%

Accor SA	12,485	459,429
Aeroports de Paris	2,112	312,666
Air Liquide SA	33,551	4,578,295
Alstom SA	13,561	666,691
Amundi SA*	4,304	311,971
Arkema SA	4,896	464,453
Atos SE	6,990	525,422
AXA SA	137,428	3,199,125
BioMerieux	2,947	273,087
BNP Paribas SA	80,005	3,909,179
Bollore SA	62,682	216,422
Bouygues SA	15,870	631,786
Bureau Veritas SA	20,894	511,250
Capgemini SE	11,304	1,247,072
Carrefour SA#	43,064	747,364
Casino Guichard Perrachon SA#	3,856	150,263
Cie de Saint-Gobain	34,989	1,244,986
Cie Generale des Etablissements Michelin SCA	12,155	1,300,253
CNP Assurances	12,209	192,198
Covivio	3,409	363,406
Credit Agricole SA	82,072	987,503
Danone SA	43,920	3,109,293
Dassault Aviation SA	178	185,475
Dassault Systemes SE	9,351	1,477,482
Edenred	17,298	908,185
Eiffage SA	5,576	596,104
Electricite de France SA	43,401	610,346
Engie SA	129,911	2,174,254
EssilorLuxottica SA	20,161	2,778,819
Eurazeo SE	2,800	187,947
Eutelsat Communications SA	12,417	168,733
Faurecia SE	5,400	247,010
Gecina SA	3,255	582,415
Getlink SE	31,296	508,424
Hermes International	2,253	1,594,199
ICADE	2,121	211,888
Iliad SA	1,893	266,036
Ingenico Group SA	4,305	610,071
Ipsen SA	2,683	174,230
JCDecaux SA	6,055	140,567
Kering SA	5,389	3,094,127
Klepierre SA#	14,082	423,627
L’Oreal SA	17,973	4,833,759
Legrand SA	18,977	1,465,054
LVMH Moet Hennessy Louis Vuitton SE	19,772	8,157,502
Natixis SA	67,281	274,411
Orange SA	141,901	1,925,274
Pernod Ricard SA	15,103	2,459,555
Peugeot SA#	41,832	815,683
Publicis Groupe SA	15,387	595,204
Remy Cointreau SA	1,605	163,013
Renault SA	13,672	407,289
Safran SA	23,279	3,234,037
Sanofi	80,150	7,412,567
Sartorius Stedim Biotech	1,967	375,294
Schneider Electric SE	39,325	4,008,131
SCOR SE	11,278	405,854
SEB SA	1,610	215,688
Societe Generale SA	57,663	1,644,574
Sodexo SA	6,293	610,608
Suez	24,308	383,199
Teleperformance	4,167	1,017,267
Thales SA	7,579	768,558
TOTAL SA	170,708	7,314,750
Ubisoft Entertainment SA†	6,011	453,374
Valeo SA	17,144	443,254
Veolia Environnement SA	38,233	1,106,647
Vinci SA	36,328	3,695,217
Vivendi SA	60,743	1,562,134
Wendel SA	1,927	236,212
Worldline SA†#*	7,145	552,712

		98,878,874

Germany - 6.7%

adidas AG	12,829	3,574,401
Allianz SE	30,190	6,521,637
BASF SE	65,328	3,834,814
Bayer AG	66,329	4,802,134
Bayerische Motoren Werke AG	23,550	1,532,162

Bayerische Motoren Werke AG (Preference Shares)	3,992	204,995
Beiersdorf AG	7,170	753,385
Brenntag AG	10,989	490,749
Carl Zeiss Meditec AG	2,863	301,156
Commerzbank AG	71,261	410,743
Continental AG	7,824	886,090
Covestro AG*	12,365	472,308
Daimler AG	64,680	2,693,699
Delivery Hero SE†*	8,056	605,471
Deutsche Bank AG	139,653	1,216,327
Deutsche Boerse AG	13,514	2,128,633
Deutsche Lufthansa AG	16,900	217,814
Deutsche Post AG	70,359	2,107,665
Deutsche Telekom AG	237,067	3,877,161
Deutsche Wohnen SE	25,585	1,032,775
E.ON SE	159,688	1,843,979
Evonik Industries AG	13,258	328,684
Fraport AG Frankfurt Airport Services Worldwide	2,960	186,270
Fresenius Medical Care AG & Co. KGaA	15,153	1,166,791
Fresenius SE & Co. KGaA	29,719	1,400,576
Fuchs Petrolub SE (Preference Shares)	4,943	189,751
GEA Group AG	10,912	288,878
Hannover Rueck SE	4,289	764,124
HeidelbergCement AG	10,585	629,593
Henkel AG & Co. KGaA	7,391	629,661
Henkel AG & Co. KGaA (Preference Shares)	12,672	1,175,173
HOCHTIEF AG	1,759	173,164
Infineon Technologies AG	88,926	1,857,822
KION Group AG	4,620	245,410
Knorr-Bremse AG	3,440	348,581
LANXESS AG	5,909	309,432
Merck KGaA	9,193	1,111,582
METRO AG	12,807	148,116
MTU Aero Engines AG	3,699	903,977
Muenchener Rueckversicherungs-Gesellschaft AG	10,265	2,617,503
Porsche Automobil Holding SE (Preference Shares)	10,891	678,746
Puma SE	5,900	453,547
RWE AG	41,539	1,432,694
SAP SE	69,904	8,607,061
Sartorius AG (Preference Shares)	2,530	579,947
Siemens AG	54,412	5,599,280
Siemens Healthineers AG*	10,669	431,803
Symrise AG	9,151	891,298
Telefonica Deutschland Holding AG	63,471	166,142
thyssenkrupp AG†	28,781	277,845
TUI AG	31,359	247,301
Uniper SE	14,316	423,075
United Internet AG	8,749	263,211
Volkswagen AG	2,309	387,772
Volkswagen AG (Preference Shares)	13,200	2,163,988
Vonovia SE	36,642	1,968,308
Wirecard AG	8,349	1,070,466
Zalando SE†*	9,847	431,253

		80,056,923

Hong Kong - 2.1%

AIA Group, Ltd.	859,800	8,315,551
Bank of East Asia, Ltd.	92,800	196,731
BOC Hong Kong Holdings, Ltd.	263,000	908,755
CLP Holdings, Ltd.	117,000	1,232,814
Galaxy Entertainment Group, Ltd.	154,000	1,028,426
Hang Lung Properties, Ltd.	144,000	317,335
Hang Seng Bank, Ltd.	54,400	1,126,225
Henderson Land Development Co., Ltd.	103,231	476,739
Hong Kong & China Gas Co., Ltd.	722,616	1,396,920
Hong Kong Exchanges & Clearing, Ltd.	85,000	2,811,134
Link REIT	150,000	1,397,071
MTR Corp., Ltd.	109,500	619,726
New World Development Co., Ltd.	436,000	565,331
PCCW, Ltd.	302,000	182,121
Power Assets Holdings, Ltd.	98,500	704,319
Sino Land Co., Ltd.	218,000	291,778
SJM Holdings, Ltd.	141,000	161,222
Sun Hung Kai Properties, Ltd.	113,500	1,625,526
Swire Pacific, Ltd., Class A	35,500	322,511
Swire Properties, Ltd.	83,200	248,040
Techtronic Industries Co., Ltd.	97,500	797,012
Vitasoy International Holdings, Ltd.#	52,000	187,644
Wheelock & Co., Ltd.	58,000	444,312

		25,357,243

Ireland - 0.6%

AIB Group PLC	57,920	138,145
Bank of Ireland Group PLC	68,848	258,721
CRH PLC	56,692	1,912,446
DCC PLC	6,995	503,129
Flutter Entertainment PLC	5,563	590,932
James Hardie Industries PLC CDI	31,457	572,103
Kerry Group PLC, Class A	11,297	1,422,714
Kingspan Group PLC	10,933	692,353
Smurfit Kappa Group PLC#	16,065	540,089

		6,630,632

Isle of Man - 0.0%

GVC Holdings PLC	41,390	426,797

Israel - 0.5%

Azrieli Group, Ltd.	3,019	220,275
Bank Hapoalim BM	80,721	629,619
Bank Leumi Le-Israel BM	105,232	682,452
Check Point Software Technologies, Ltd.†#	8,663	899,219
CyberArk Software, Ltd.†	2,684	281,015
Elbit Systems, Ltd.	1,728	256,936
Israel Chemicals, Ltd.	50,085	183,197
Israel Discount Bank, Ltd., Class A	82,793	345,257
Mizrahi Tefahot Bank, Ltd.	10,005	256,197
NICE, Ltd.†	4,419	724,058
Teva Pharmaceutical Industries, Ltd. ADR†	77,749	896,446
Wix.com, Ltd.†	3,369	451,547

		5,826,218

Italy - 1.6%

Assicurazioni Generali SpA	78,157	1,406,563
Atlantia SpA	35,241	756,273
Davide Campari-Milano SpA	41,310	344,213
Enel SpA	578,499	4,844,117
Eni SpA	180,942	2,239,972
FinecoBank Banca Fineco SpA	43,310	458,072
Intesa Sanpaolo SpA	1,058,600	2,577,855
Leonardo SpA	28,785	295,682
Mediobanca Banca di Credito Finanziario SpA	44,173	402,469
Moncler SpA	12,844	501,984
Pirelli & C SpA*	28,451	134,348
Poste Italiane SpA*	37,160	399,316
Prysmian SpA	17,165	413,089
Recordati SpA	7,437	319,630
Snam SpA	144,879	719,654
Telecom Italia SpA†	648,810	360,705
Telecom Italia SpA (RSP)	428,738	240,406
Terna Rete Elettrica Nazionale SpA	100,075	662,645
UniCredit SpA	142,968	1,840,089

		18,917,082

Japan - 19.3%

ABC-Mart, Inc.#	2,300	132,507
Acom Co., Ltd.	28,400	116,481
Advantest Corp.	14,200	642,853
Aeon Co., Ltd.#	46,500	864,772
AEON Financial Service Co., Ltd.#	8,000	115,551
Aeon Mall Co., Ltd.#	7,300	103,260
AGC, Inc.	12,900	367,863
Air Water, Inc.	10,600	142,352
Aisin Seiki Co., Ltd.	11,500	364,794
Ajinomoto Co., Inc.	31,200	526,276
Alfresa Holdings Corp.	13,400	239,756
Alps Alpine Co., Ltd.	14,802	227,458
Amada Holdings Co., Ltd.	23,600	218,969
ANA Holdings, Inc.	8,200	220,432
Aozora Bank, Ltd.	8,400	209,528
Asahi Group Holdings, Ltd.	25,800	990,003
Asahi Intecc Co., Ltd.	13,900	338,427
Asahi Kasei Corp.	89,800	744,795
Astellas Pharma, Inc.	134,300	2,105,969
Bandai Namco Holdings, Inc.	14,200	705,404
Bank of Kyoto, Ltd.	3,800	128,473
Benesse Holdings, Inc.	5,100	131,120
Bridgestone Corp.	40,600	1,351,886
Brother Industries, Ltd.	15,900	285,818
Calbee, Inc.	5,700	146,409
Canon, Inc.	71,200	1,789,294
Casio Computer Co., Ltd.	13,800	236,225
Central Japan Railway Co.	10,300	1,691,517
Chiba Bank, Ltd.	38,900	190,823
Chubu Electric Power Co., Inc.	45,800	600,298
Chugai Pharmaceutical Co., Ltd.	15,900	1,720,020
Chugoku Electric Power Co., Inc.	19,800	264,380
Coca-Cola Bottlers Japan Holdings, Inc.	8,802	204,676
Concordia Financial Group, Ltd.	75,300	257,775
Credit Saison Co., Ltd.	11,200	161,868
CyberAgent, Inc.	7,149	270,482
Dai Nippon Printing Co., Ltd.	17,300	421,376
Dai-ichi Life Holdings, Inc.	76,700	1,043,371
Daicel Corp.	17,700	151,970
Daifuku Co., Ltd.	7,191	425,112
Daiichi Sankyo Co., Ltd.	40,300	2,453,194
Daikin Industries, Ltd.	17,700	2,403,471
Daito Trust Construction Co., Ltd.	5,100	524,980
Daiwa House Industry Co., Ltd.	40,300	1,109,583
Daiwa House REIT Investment Corp.#	133	332,226
Daiwa Securities Group, Inc.	108,800	461,062
Denso Corp.	30,800	1,196,542
Dentsu Group, Inc.	15,400	399,650
Disco Corp.	1,900	390,426
East Japan Railway Co.	21,500	1,654,282
Eisai Co., Ltd.	17,900	1,315,384
Electric Power Development Co., Ltd.	10,400	222,547
FamilyMart Co., Ltd.#	18,000	395,926
FANUC Corp.	13,800	2,283,906
Fast Retailing Co., Ltd.#	4,100	2,020,409
Fuji Electric Co., Ltd.	9,000	244,921
FUJIFILM Holdings Corp.	25,600	1,246,336
Fujitsu, Ltd.	14,000	1,477,474
Fukuoka Financial Group, Inc.	12,200	184,577
GMO Payment Gateway, Inc.#	2,900	178,949
Hakuhodo DY Holdings, Inc.	16,600	192,560
Hamamatsu Photonics KK	10,000	395,646
Hankyu Hanshin Holdings, Inc.	16,300	534,921
Hikari Tsushin, Inc.	1,500	284,230
Hino Motors, Ltd.	20,400	167,632
Hirose Electric Co., Ltd.	2,335	247,099
Hisamitsu Pharmaceutical Co., Inc.#	3,700	164,785
Hitachi Chemical Co., Ltd.	7,400	314,149
Hitachi Construction Machinery Co., Ltd.	7,700	188,427
Hitachi High-Technologies Corp.	4,900	364,243
Hitachi Metals, Ltd.	15,300	223,006
Hitachi, Ltd.	68,800	2,307,757
Honda Motor Co., Ltd.	116,000	2,965,022
Hoshizaki Corp.	3,900	333,392
Hoya Corp.	27,100	2,401,812
Hulic Co., Ltd.	21,600	241,117
Idemitsu Kosan Co., Ltd.	13,976	342,330
IHI Corp.	10,500	219,615
Iida Group Holdings Co., Ltd.	10,500	141,559
Inpex Corp.	72,800	633,743
Isetan Mitsukoshi Holdings, Ltd.	23,900	155,853
Isuzu Motors, Ltd.	39,200	366,646
ITOCHU Corp.	95,800	2,177,920
Itochu Techno-Solutions Corp.	6,800	191,193
J. Front Retailing Co., Ltd.	16,400	173,508
Japan Airlines Co., Ltd.	8,200	203,042
Japan Airport Terminal Co., Ltd.#	3,600	140,003
Japan Exchange Group, Inc.	36,200	606,455
Japan Post Bank Co., Ltd.#	28,800	256,314

Japan Post Holdings Co., Ltd.	112,000	974,079
Japan Post Insurance Co., Ltd.	16,000	243,863
Japan Prime Realty Investment Corp.	56	244,598
Japan Real Estate Investment Corp.	94	632,622
Japan Retail Fund Investment Corp.#	186	350,332
Japan Tobacco, Inc.	85,400	1,693,609
JFE Holdings, Inc.	35,000	322,620
JGC Holdings Corp.	15,700	191,653
JSR Corp.	13,700	239,322
JTEKT Corp.	14,700	142,346
JXTG Holdings, Inc.	225,000	901,235
Kajima Corp.	32,000	343,195
Kakaku.com, Inc.	9,700	207,248
Kamigumi Co., Ltd.	7,600	145,658
Kansai Electric Power Co., Inc.	50,100	543,760
Kansai Paint Co., Ltd.	12,600	274,328
Kao Corp.	34,300	2,496,210
Kawasaki Heavy Industries, Ltd.	10,100	182,022
KDDI Corp.	125,600	3,549,505
Keihan Holdings Co., Ltd.	6,800	275,189
Keikyu Corp.	15,699	237,539
Keio Corp.	7,300	349,983
Keisei Electric Railway Co., Ltd.	9,200	293,606
Keyence Corp.	13,000	4,194,111
Kikkoman Corp.	10,300	475,649
Kintetsu Group Holdings Co., Ltd.	12,200	526,182
Kirin Holdings Co., Ltd.	58,500	1,120,366
Kobayashi Pharmaceutical Co., Ltd.	3,501	253,919
Koito Manufacturing Co., Ltd.	7,400	298,219
Komatsu, Ltd.	65,700	1,318,974
Konami Holdings Corp.	6,600	238,972
Konica Minolta, Inc.	32,200	176,555
Kose Corp.	2,379	284,301
Kubota Corp.	74,500	1,043,429
Kuraray Co., Ltd.	22,700	235,130
Kurita Water Industries, Ltd.	7,000	180,283
Kyocera Corp.	22,800	1,429,003
Kyowa Kirin Co., Ltd.	17,300	410,442
Kyushu Electric Power Co., Inc.	27,000	195,188
Kyushu Railway Co.	11,400	342,052
Lawson, Inc.#	3,600	193,334
LINE Corp.†#	4,300	211,484
Lion Corp.	16,000	267,232
LIXIL Group Corp.	18,900	282,646
M3, Inc.#	31,400	807,594
Makita Corp.	15,900	545,372
Marubeni Corp.	111,300	735,849
Marui Group Co., Ltd.	13,500	260,207
Maruichi Steel Tube, Ltd.#	4,000	96,662
Mazda Motor Corp.	40,400	278,803
McDonald’s Holdings Co. Japan, Ltd.	4,700	198,484
Mebuki Financial Group, Inc.	62,900	122,352
Medipal Holdings Corp.	13,000	236,732
MEIJI Holdings Co., Ltd.	8,100	482,284
Mercari, Inc.†#	5,400	123,232
Minebea Mitsumi, Inc.	25,800	451,966
MISUMI Group, Inc.	20,200	423,465
Mitsubishi Chemical Holdings Corp.	91,100	610,067
Mitsubishi Corp.	96,100	2,388,531
Mitsubishi Electric Corp.	129,800	1,638,020
Mitsubishi Estate Co., Ltd.	84,100	1,449,355
Mitsubishi Gas Chemical Co., Inc.	11,400	171,336
Mitsubishi Heavy Industries, Ltd.	22,800	718,876
Mitsubishi Materials Corp.	7,900	179,474
Mitsubishi Motors Corp.#	47,700	157,622
Mitsubishi UFJ Financial Group, Inc.	874,900	4,292,027
Mitsubishi UFJ Lease & Finance Co., Ltd.	28,700	161,817
Mitsui & Co., Ltd.	117,800	1,939,776
Mitsui Chemicals, Inc.	13,100	281,876
Mitsui Fudosan Co., Ltd.	63,500	1,471,051
Mitsui OSK Lines, Ltd.	8,199	168,874
Mizuho Financial Group, Inc.	1,715,800	2,339,597
MonotaRO Co., Ltd.	8,900	197,383
MS&AD Insurance Group Holdings, Inc.	33,800	1,086,936
Murata Manufacturing Co., Ltd.	40,900	2,195,192
Nabtesco Corp.	8,000	214,102
Nagoya Railroad Co., Ltd.	13,300	346,692
NEC Corp.	17,600	656,954
Nexon Co., Ltd.	35,100	556,195
NGK Insulators, Ltd.	18,600	290,945
NGK Spark Plug Co., Ltd.	11,100	181,324
NH Foods, Ltd.	5,900	222,904
Nidec Corp.	15,900	1,872,203
Nikon Corp.	22,800	233,076
Nintendo Co., Ltd.	8,000	2,729,707
Nippon Building Fund, Inc.	95	704,189
Nippon Express Co., Ltd.	5,600	267,088
Nippon Paint Holdings Co., Ltd.	10,400	472,683
Nippon Prologis REIT, Inc.	142	377,326
Nippon Shinyaku Co., Ltd.	3,200	236,775
Nippon Steel Corp.	57,500	644,216
Nippon Telegraph & Telephone Corp.	91,600	2,143,015
Nippon Yusen KK	10,900	154,866
Nissan Chemical Corp.	8,900	373,897
Nissan Motor Co., Ltd.	165,100	706,386
Nisshin Seifun Group, Inc.	14,100	237,719
Nissin Foods Holdings Co., Ltd.	4,500	353,627
Nitori Holdings Co., Ltd.	5,700	789,896
Nitto Denko Corp.	11,300	563,431
Nomura Holdings, Inc.	236,100	1,044,405
Nomura Real Estate Holdings, Inc.	8,900	193,871
Nomura Real Estate Master Fund, Inc.	291	457,608
Nomura Research Institute, Ltd.	24,200	537,377
NSK, Ltd.	25,500	193,684
NTT Data Corp.	44,900	544,280
NTT DOCOMO, Inc.	94,900	2,564,797
Obayashi Corp.	46,200	463,970
OBIC Co., Ltd.	4,600	565,393
Odakyu Electric Railway Co., Ltd.	20,999	404,327
Oji Holdings Corp.	61,300	290,504
Olympus Corp.	82,900	1,499,382
Omron Corp.	13,700	736,680
Ono Pharmaceutical Co., Ltd.	27,100	552,956
Oracle Corp. Japan	2,700	210,578
Oriental Land Co., Ltd.	14,200	1,610,129
ORIX Corp.	94,200	1,503,390

Orix JREIT, Inc.	186	347,560
Osaka Gas Co., Ltd.	26,700	430,431
Otsuka Corp.	7,400	319,187
Otsuka Holdings Co., Ltd.	27,800	1,047,060
Pan Pacific International Holdings Corp.	31,500	519,149
Panasonic Corp.	157,030	1,492,908
Park24 Co., Ltd.	8,300	161,598
PeptiDream, Inc.†	6,700	266,000
Persol Holdings Co., Ltd.	12,674	167,241
Pigeon Corp.	8,200	276,381
Pola Orbis Holdings, Inc.	6,532	124,469
Rakuten, Inc.	61,200	510,351
Recruit Holdings Co., Ltd.	96,483	3,350,267
Renesas Electronics Corp.†	54,500	326,096
Resona Holdings, Inc.	148,800	561,263
Ricoh Co., Ltd.	47,700	441,859
Rinnai Corp.	2,400	162,295
Rohm Co., Ltd.	6,700	437,538
Ryohin Keikaku Co., Ltd.#	16,940	230,071
Sankyo Co., Ltd.	3,200	104,821
Santen Pharmaceutical Co., Ltd.	25,600	410,876
SBI Holdings, Inc.	16,800	336,873
Secom Co., Ltd.	14,900	1,179,845
Sega Sammy Holdings, Inc.	12,300	163,254
Seibu Holdings, Inc.	14,200	200,425
Seiko Epson Corp.	19,900	280,536
Sekisui Chemical Co., Ltd.	25,800	390,627
Sekisui House, Ltd.#	44,200	865,267
Seven & i Holdings Co., Ltd.#	53,600	1,830,313
Seven Bank, Ltd.	41,900	110,018
SG Holdings Co., Ltd.	10,228	199,705
Sharp Corp.	15,100	175,027
Shimadzu Corp.	15,800	382,453
Shimamura Co., Ltd.	1,600	105,978
Shimano, Inc.	5,300	740,194
Shimizu Corp.	42,100	381,609
Shin-Etsu Chemical Co., Ltd.	25,900	2,896,745
Shinsei Bank, Ltd.#	13,800	182,910
Shionogi & Co., Ltd.	19,200	1,036,340
Shiseido Co., Ltd.	28,500	1,732,506
Shizuoka Bank, Ltd.	32,300	203,053
Showa Denko KK	9,600	206,098
SMC Corp.	4,100	1,626,238
Softbank Corp.	119,200	1,559,074
SoftBank Group Corp.	111,500	5,136,863
Sohgo Security Services Co., Ltd.	5,100	238,249
Sompo Holdings, Inc.	23,900	879,132
Sony Corp.	90,500	5,600,420
Sony Financial Holdings, Inc.	10,800	214,990
Square Enix Holdings Co., Ltd.	6,500	262,724
Stanley Electric Co., Ltd.	9,300	225,964
Subaru Corp.	43,800	1,058,561
SUMCO Corp.	17,704	266,830
Sumitomo Chemical Co., Ltd.	106,000	384,112
Sumitomo Corp.	84,500	1,206,153
Sumitomo Dainippon Pharma Co., Ltd.	11,300	162,761
Sumitomo Electric Industries, Ltd.	53,600	636,228
Sumitomo Heavy Industries, Ltd.	7,900	170,711
Sumitomo Metal Mining Co., Ltd.	16,500	408,057
Sumitomo Mitsui Financial Group, Inc.	94,600	3,040,708
Sumitomo Mitsui Trust Holdings, Inc.	23,600	805,037
Sumitomo Realty & Development Co., Ltd.	23,700	747,721
Sumitomo Rubber Industries, Ltd.	12,200	126,322
Sundrug Co., Ltd.	5,080	158,344
Suntory Beverage & Food, Ltd.	9,900	376,303
Suzuken Co., Ltd.	5,100	168,167
Suzuki Motor Corp.	26,200	1,067,886
Sysmex Corp.	11,900	760,004
T&D Holdings, Inc.	39,600	387,351
Taiheiyo Cement Corp.	8,600	211,015
Taisei Corp.	14,400	490,754
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	146,627
Taiyo Nippon Sanso Corp.	9,200	164,346
Takeda Pharmaceutical Co., Ltd.	106,500	3,697,220
TDK Corp.	9,200	884,076
Teijin, Ltd.	12,700	208,017
Terumo Corp.	45,900	1,470,430
THK Co., Ltd.	8,600	195,280
Tobu Railway Co., Ltd.	13,600	409,624
Toho Co., Ltd.#	8,100	248,925
Toho Gas Co., Ltd.	5,300	183,382
Tohoku Electric Power Co., Inc.	30,400	266,453
Tokio Marine Holdings, Inc.	45,500	2,436,098
Tokyo Century Corp.	3,016	124,467
Tokyo Electric Power Co. Holdings, Inc.†	108,600	411,655
Tokyo Electron, Ltd.	11,200	2,302,148
Tokyo Gas Co., Ltd.	26,700	538,955
Tokyu Corp.	35,600	544,879
Tokyu Fudosan Holdings Corp.	43,500	273,686
Toppan Printing Co., Ltd.	19,900	350,739
Toray Industries, Inc.	98,600	571,642
Toshiba Corp.	35,200	950,795
Tosoh Corp.	18,500	252,164
TOTO, Ltd.	10,100	380,803
Toyo Seikan Group Holdings, Ltd.	10,100	164,893
Toyo Suisan Kaisha, Ltd.	6,300	252,393
Toyoda Gosei Co., Ltd.	4,600	97,701
Toyota Industries Corp.	10,400	547,557
Toyota Motor Corp.	162,500	10,625,895
Toyota Tsusho Corp.	15,100	453,702
Trend Micro, Inc.	9,000	446,324
Tsuruha Holdings, Inc.	2,604	301,630
Unicharm Corp.	28,700	931,232
United Urban Investment Corp.	211	338,028
USS Co., Ltd.	15,599	245,877
Welcia Holdings Co., Ltd.#	3,400	206,638
West Japan Railway Co.	11,600	818,171
Yakult Honsha Co., Ltd.	8,500	387,725
Yamada Denki Co., Ltd.	44,700	214,415
Yamaha Corp.	10,200	497,536
Yamaha Motor Co., Ltd.	19,900	316,459
Yamato Holdings Co., Ltd.	21,900	343,729
Yamazaki Baking Co., Ltd.	8,600	145,928

Yaskawa Electric Corp.#	17,100	531,824
Yokogawa Electric Corp.	16,200	264,031
Yokohama Rubber Co., Ltd.	8,400	135,871
Z Holdings Corp.	188,600	681,815
ZOZO, Inc.	7,793	109,177

		231,440,357

Jersey - 0.5%

Experian PLC	64,803	2,168,749
Ferguson PLC	16,293	1,423,167
Glencore PLC	771,214	1,973,318
WPP PLC	89,756	875,260

		6,440,494

Luxembourg - 0.2%

ArcelorMittal	47,245	688,716
Aroundtown SA	65,272	564,924
Eurofins Scientific SE	822	414,663
Millicom International Cellular SA SDR	6,875	317,820
SES SA FDR	25,910	300,861
Tenaris SA	33,587	304,526

		2,591,510

Netherlands - 4.0%

ABN AMRO Group NV CVA*	30,087	421,323
Adyen NV†*	738	654,702
Aegon NV	126,698	432,413
AerCap Holdings NV†	8,745	455,440
Airbus SE	41,508	5,073,284
Akzo Nobel NV	16,199	1,300,510
Altice Europe NV†#	47,994	258,440
ASML Holding NV	30,276	8,385,326
CNH Industrial NV	72,060	678,096
EXOR NV	7,714	551,222
Ferrari NV	8,572	1,354,588
Fiat Chrysler Automobiles NV	77,203	965,134
Heineken Holding NV	8,195	724,343
Heineken NV	18,436	1,848,755
ING Groep NV	277,144	2,652,133
Koninklijke Ahold Delhaize NV	84,195	1,976,004
Koninklijke DSM NV	12,904	1,461,287
Koninklijke KPN NV	254,095	620,846
Koninklijke Philips NV	64,389	2,767,764
Koninklijke Vopak NV	5,001	239,132
NN Group NV	21,766	745,167
NXP Semiconductors NV	19,827	2,254,132
Prosus NV†	34,667	2,457,759
QIAGEN NV†	16,143	593,330
Randstad NV	8,475	439,772
STMicroelectronics NV	48,574	1,329,601
Unilever NV	104,378	5,556,304
Wolters Kluwer NV	19,895	1,462,228

		47,659,035

New Zealand - 0.2%

a2 Milk Co., Ltd.†	52,290	525,925
Auckland International Airport, Ltd.	68,926	335,575
Fisher & Paykel Healthcare Corp., Ltd.	40,825	658,825
Fletcher Building, Ltd.	60,696	197,438
Mercury NZ, Ltd.	48,448	144,540
Meridian Energy, Ltd.	91,149	263,680
Ryman Healthcare, Ltd.	28,451	268,930
Spark New Zealand, Ltd.	130,603	363,976

		2,758,889

Norway - 0.5%

Aker BP ASA	7,684	182,354
DNB ASA	67,441	1,128,167
Equinor ASA	71,241	1,095,391
Gjensidige Forsikring ASA	14,225	289,955
Mowi ASA#	31,263	662,602
Norsk Hydro ASA	95,655	280,659
Orkla ASA	53,421	448,843
Schibsted ASA, Class B	6,971	167,578
Telenor ASA	51,299	835,469
Yara International ASA	12,594	460,363

		5,551,381

Papua New Guinea - 0.0%

Oil Search, Ltd.	97,605	342,658

Portugal - 0.1%

Banco Espirito Santo SA†(1)	213,818	0
EDP - Energias de Portugal SA	182,055	850,058
Galp Energia SGPS SA	35,653	489,403
Jeronimo Martins SGPS SA	17,904	315,864

		1,655,325

Singapore - 1.0%

Ascendas Real Estate Investment Trust	205,448	453,165
CapitaLand Commercial Trust	192,000	257,742
CapitaLand Mall Trust	183,700	301,194
CapitaLand, Ltd.	182,700	467,054
City Developments, Ltd.	32,300	226,457
ComfortDelGro Corp., Ltd.	154,100	217,323
DBS Group Holdings, Ltd.	127,700	2,229,953
Genting Singapore, Ltd.	430,100	254,001
Jardine Cycle & Carriage, Ltd.	7,000	134,892
Keppel Corp., Ltd.	103,500	473,153
Mapletree Commercial Trust	143,400	217,864
Oversea-Chinese Banking Corp., Ltd.	230,600	1,770,305
SATS, Ltd.	48,000	140,324
Sembcorp Industries, Ltd.	69,900	92,857
Singapore Airlines, Ltd.	38,400	222,355
Singapore Exchange, Ltd.	57,200	351,712
Singapore Press Holdings, Ltd.	115,000	155,993
Singapore Technologies Engineering, Ltd.	111,000	335,585
Singapore Telecommunications, Ltd.	580,700	1,256,771
Suntec Real Estate Investment Trust	139,300	169,986
United Overseas Bank, Ltd.	89,600	1,589,640
UOL Group, Ltd.	33,000	176,554
Venture Corp., Ltd.	19,552	234,261
Wilmar International, Ltd.	136,600	389,176
Yangzijiang Shipbuilding Holdings, Ltd.	169,600	117,192

		12,235,509

Spain - 2.3%

ACS Actividades de Construccion y Servicios SA	18,621	560,907
Aena SME SA*	4,801	772,808
Amadeus IT Group SA	30,675	2,173,408
Banco Bilbao Vizcaya Argentaria SA	474,266	2,291,517
Banco de Sabadell SA	406,273	357,925
Banco Santander SA#	1,181,994	4,389,321
Bankia SA	87,330	139,267
Bankinter SA	47,950	284,969
CaixaBank SA	255,264	660,022
Cellnex Telecom SA*	17,817	871,746
Enagas SA	16,131	418,087
Endesa SA	22,592	581,953
Ferrovial SA#	35,509	1,019,502
Grifols SA	21,216	682,914
Iberdrola SA	437,848	5,011,455
Industria de Diseno Textil SA	77,587	2,414,790
Mapfre SA	76,664	172,661
Naturgy Energy Group SA	20,999	491,399
Red Electrica Corp. SA	30,788	590,569
Repsol SA	105,446	1,197,070
Siemens Gamesa Renewable Energy SA	16,957	274,231
Telefonica SA	332,370	1,967,749

		27,324,270

SupraNational - 0.2%

HK Electric Investments & HK Electric Investments, Ltd.	188,769	190,287
HKT Trust & HKT, Ltd.	269,000	403,385
Unibail-Rodamco-Westfield	9,841	1,187,890

		1,781,562

Sweden - 2.0%

Alfa Laval AB	22,376	508,036
Assa Abloy AB, Class B	71,290	1,602,329
Atlas Copco AB, Class A	47,766	1,714,452
Atlas Copco AB, Class B	27,752	869,228
Boliden AB	19,454	412,028
Electrolux AB, Series B	16,042	323,258
Epiroc AB, Class A	46,876	542,215
Epiroc AB, Class B	27,735	310,896
Essity AB, Class B	43,138	1,293,616
Hennes & Mauritz AB, Class B	57,141	1,033,669
Hexagon AB, Class B	18,676	1,005,137
Husqvarna AB, Class B	29,724	199,868
ICA Gruppen AB	6,438	240,683
Industrivarden AB, Class C	11,880	269,991
Investor AB, Class B	32,397	1,619,763
Kinnevik AB, Class B	17,206	351,511
L E Lundbergforetagen AB, Class B	5,406	225,204
Lundin Petroleum AB	13,219	376,920
Sandvik AB	80,298	1,335,302
Securitas AB, Class B	22,272	303,726
Skandinaviska Enskilda Banken AB, Class A	115,760	1,111,228
Skanska AB, Class B	24,193	531,806
SKF AB, Class B	27,053	478,104
Svenska Handelsbanken AB, Class A	109,253	1,106,223
Swedbank AB, Class A	64,413	983,042
Swedish Match AB	12,088	707,580
Tele2 AB, Class B	35,519	517,047
Telefonaktiebolaget LM Ericsson, Class B	218,530	1,745,463
Telia Co AB	194,617	775,348
Volvo AB, Class B	105,692	1,649,827

		24,143,500

Switzerland - 7.7%

ABB, Ltd.	131,082	2,832,886
Adecco Group AG	11,037	596,451
Alcon, Inc.†	29,546	1,813,319
Baloise Holding AG	3,471	559,592
Barry Callebaut AG	215	444,835
Chocoladefabriken Lindt & Spruengli AG	7	607,716
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	76	594,515
Cie Financiere Richemont SA	37,128	2,549,794
Clariant AG	14,166	298,930
Coca-Cola HBC AG	14,203	452,396
Credit Suisse Group AG	181,801	2,059,994
Dufry AG	2,877	210,434
EMS-Chemie Holding AG	582	343,282
Geberit AG	2,635	1,321,299
Givaudan SA	657	2,048,360
Julius Baer Group, Ltd.	15,919	668,743
Kuehne & Nagel International AG	3,841	562,913
LafargeHolcim, Ltd.	35,047	1,635,606
Lonza Group AG	5,297	2,116,828
Nestle SA	211,674	21,930,898
Novartis AG	152,800	12,827,444
Pargesa Holding SA	2,746	203,077
Partners Group Holding AG	1,329	1,161,771
Roche Holding AG	49,971	16,287,772
Schindler Holding AG (Participation Certificate)	2,896	651,594
Schindler Holding AG	1,431	310,304
SGS SA	377	939,508
Sika AG	9,076	1,621,558
Sonova Holding AG	3,950	945,940
Straumann Holding AG	734	689,500
Swatch Group AG (TRQX)	3,744	161,353
Swatch Group AG (XEGT)	2,058	477,043
Swiss Life Holding AG	2,389	1,097,912
Swiss Prime Site AG	5,402	651,296
Swiss Re AG	20,959	2,001,354
Swisscom AG	1,842	982,717
Temenos AG	4,647	668,839
UBS Group AG	274,482	3,040,208
Vifor Pharma AG	3,236	540,964
Zurich Insurance Group AG	10,641	4,141,143

		93,050,088

United Kingdom - 11.7%

3i Group PLC	69,209	902,266
Admiral Group PLC	13,451	367,357

Anglo American PLC	73,757	1,713,944
Antofagasta PLC	28,048	273,846
Ashtead Group PLC	32,806	1,026,873
Associated British Foods PLC	25,339	738,307
AstraZeneca PLC	93,310	8,167,920
Auto Trader Group PLC*	65,890	444,631
AVEVA Group PLC	4,595	261,643
Aviva PLC	278,598	1,278,494
BAE Systems PLC	227,880	1,806,327
Barclays PLC#	1,226,885	2,374,509
Barratt Developments PLC	72,415	711,373
Berkeley Group Holdings PLC	8,493	522,343
BHP Group PLC	150,225	2,719,910
BP PLC	1,448,966	7,505,361
British American Tobacco PLC	163,151	6,483,585
British Land Co. PLC	62,807	407,089
BT Group PLC	597,453	1,103,989
Bunzl PLC	23,952	582,194
Burberry Group PLC	29,267	639,370
Carnival PLC	11,384	357,653
Centrica PLC	413,839	388,257
Coca-Cola European Partners PLC	16,453	838,445
Compass Group PLC	112,835	2,477,361
Croda International PLC	9,140	535,976
Diageo PLC	168,249	5,958,566
Direct Line Insurance Group PLC	97,799	387,636
easyJet PLC#	11,301	161,474
Evraz PLC	36,144	156,790
G4S PLC	110,360	243,118
GlaxoSmithKline PLC	354,820	7,150,143
Halma PLC	27,003	673,425
Hargreaves Lansdown PLC	20,242	405,407
HSBC Holdings PLC#	1,436,029	9,642,375
Imperial Brands PLC	67,811	1,372,791
Informa PLC	89,036	794,259
InterContinental Hotels Group PLC	12,300	677,196
Intertek Group PLC	11,479	783,631
ITV PLC	257,683	389,228
J Sainsbury PLC	125,872	318,782
JD Sports Fashion PLC	31,150	297,728
Johnson Matthey PLC	13,765	454,725
Kingfisher PLC	150,087	368,757
Land Securities Group PLC	50,101	539,398
Legal & General Group PLC	424,240	1,430,787
Lloyds Banking Group PLC	4,987,045	3,255,659
London Stock Exchange Group PLC	22,388	2,189,879
M&G PLC†	182,064	467,613
Marks & Spencer Group PLC	138,702	285,564
Meggitt PLC	55,262	387,425
Melrose Industries PLC	345,552	943,000
Micro Focus International PLC	24,105	231,822
Mondi PLC	34,536	698,998
National Grid PLC	247,554	3,136,730
Next PLC	9,476	749,064
NMC Health PLC	6,682	82,816
Ocado Group PLC†#	32,686	451,965
Pearson PLC	55,622	399,709
Persimmon PLC	22,656	832,149
Prudential PLC	184,916	3,039,236
Reckitt Benckiser Group PLC	50,452	3,724,067
RELX PLC	138,269	3,343,698
Rentokil Initial PLC	131,537	822,860
Rio Tinto PLC	80,373	3,767,023
Rolls-Royce Holdings PLC	122,908	990,724
Royal Bank of Scotland Group PLC	344,037	795,154
Royal Dutch Shell PLC, Class A#	304,324	6,601,316
Royal Dutch Shell PLC, Class B	265,714	5,770,200
RSA Insurance Group PLC	73,369	491,409
Sage Group PLC	77,422	689,618
Schroders PLC	8,842	325,147
Segro PLC	77,764	823,177
Severn Trent PLC	16,919	538,697
Smith & Nephew PLC	62,207	1,392,876
Smiths Group PLC	28,177	560,998
Spirax-Sarco Engineering PLC	5,236	570,032
SSE PLC	72,639	1,434,690
St James’s Place PLC	37,840	499,132
Standard Chartered PLC	193,905	1,402,717
Standard Life Aberdeen PLC	170,664	613,315
Taylor Wimpey PLC	233,284	612,218
Tesco PLC	696,581	2,057,550
Unilever PLC	78,940	4,232,548
United Utilities Group PLC	48,501	590,651
Vodafone Group PLC	1,903,942	3,325,080
Weir Group PLC	18,465	313,032
Whitbread PLC	9,509	479,336
WM Morrison Supermarkets PLC	170,712	378,469

		141,132,602

Total Common Stocks
(cost $968,022,728)		946,267,572

EXCHANGE-TRADED FUNDS - 4.7%
United States - 4.7%

iShares MSCI EAFE ETF#
(cost $59,978,899)	914,300	56,906,032

RIGHTS - 0.0%
Spain - 0.0%

ACS Actividades de Construccion y Servicios SA†#
Expires 03/03/2020
(cost $9,057)	18,621	8,188

Total Long-Term Investment Securities
(cost $1,028,010,684)		1,003,181,792

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(2)(3)	22,429,893	22,429,893
U.S. Government Treasuries - 0.9%

United States Treasury Bills 1.53% due 04/02/2020(4)	2,700,000	149,820
1.53% due 05/28/2020(4)	150,000	8,175,229
1.53% due 07/16/2020(4)	8,200,000	497,802

1.54% due 03/26/2020(4)	100,000	2,697,518
1.55% due 05/07/2020(4)	500,000	99,762

		11,620,131

Total Short-Term Investment Securities
(cost $34,043,248)		34,050,024

REPURCHASE AGREEMENTS - 14.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020 to be repurchased 03/02/2020 in the amount of $176,619,680 collateralized by $178,130,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $180,151,776. (cost $176,616,000)	176,616,000	176,616,000

TOTAL INVESTMENTS
(cost $1,238,669,932)	100.9%	1,213,847,816
Liabilities in excess of other assets	(0.9)	(11,336,419)

NET ASSETS	100.0%	$1,202,511,397

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $8,872,267 representing 0.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $87,240,578. This was secured by collateral of $22,429,893, which was received in cash and subsequently invested in short-term investments currently valued at $22,429,893 as reported in the Portfolio of Investments. Additional collateral of $68,276,681 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 08/20/2020	$342,349
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 02/15/2050	67,934,332

(3)	The rate shown is the 7-day yield as of February 29, 2020.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.

ADR - American Depositary Receipt

CDI - Chess Depositary Interest

CVA - Certification Van Aandelen (Dutch Cert.)

ETF - Exchange-Traded Funds

FDR - Fiduciary Depositary Receipt

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR - Swedish Depositary Receipt

TRQX - Turquoise Stock Exchange

XEGT - Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

2197	Long	MSCI EAFE Index	March 2020	$223,225,283	$199,487,600	$(23,737,683)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Repurchase Agreements	14.7%
Medical-Drugs	7.1
Exchange-Traded Funds	4.7
Banks-Commercial	4.4
Diversified Banking Institutions	4.2
Oil Companies-Integrated	2.8
Auto-Cars/Light Trucks	2.4
Food-Misc./Diversified	2.4
Insurance-Life/Health	2.0
Cosmetics & Toiletries	2.0
Registered Investment Companies	1.9
Telephone-Integrated	1.9
Electric-Integrated	1.7
Insurance-Multi-line	1.2
Real Estate Investment Trusts	1.1
Food-Retail	1.1
Semiconductor Equipment	1.0
Cellular Telecom	1.0
Electronic Components-Misc.	1.0
U.S. Government Treasuries	0.9
Tobacco	0.9
Transport-Rail	0.9
Commercial Services	0.9
Brewery	0.9
Import/Export	0.9
Chemicals-Specialty	0.9
Chemicals-Diversified	0.8
Real Estate Operations & Development	0.8
Enterprise Software/Service	0.8
Industrial Automated/Robotic	0.8
Finance-Other Services	0.8
Medical Products	0.7
Beverages-Wine/Spirits	0.7
Aerospace/Defense-Equipment	0.7
Textile-Apparel	0.7
Retail-Apparel/Shoe	0.7
Building-Heavy Construction	0.7
Computer Services	0.7
Metal-Diversified	0.6
Medical-Biomedical/Gene	0.6
Diversified Minerals	0.6
Insurance-Property/Casualty	0.6
Audio/Video Products	0.6
Diversified Manufacturing Operations	0.6
Gas-Distribution	0.6
Machinery-General Industrial	0.6
Machinery-Electrical	0.6
Real Estate Management/Services	0.6
Building & Construction Products-Misc.	0.5
Insurance-Reinsurance	0.5
Soap & Cleaning Preparation	0.5
Apparel Manufacturers	0.5
Building-Residential/Commercial	0.5
Electric-Distribution	0.4
Industrial Gases	0.4
Building Products-Cement	0.4
Aerospace/Defense	0.4
Electronic Components-Semiconductors	0.4
Building & Construction-Misc.	0.4
Food-Dairy Products	0.4
Office Automation & Equipment	0.4
Transport-Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Human Resources	0.3
Rubber-Tires	0.3
Athletic Footwear	0.3
Electric-Generation	0.3
Machinery-Construction & Mining	0.3
Power Converter/Supply Equipment	0.3
Internet Content-Information/News	0.3
Medical Instruments	0.3
Toys	0.3
Oil Companies-Exploration & Production	0.3
Retail-Building Products	0.3
Telecom Services	0.3
Food-Catering	0.3
Commercial Services-Finance	0.3
Diversified Operations	0.3
Public Thoroughfares	0.3
Investment Companies	0.2
Retail-Jewelry	0.2
Oil Refining & Marketing	0.2
Paper & Related Products	0.2
Investment Management/Advisor Services	0.2
Medical Labs & Testing Services	0.2
Multimedia	0.2
Instruments-Controls	0.2
Optical Supplies	0.2
Casino Hotels	0.2
Water	0.2
Semiconductor Components-Integrated Circuits	0.2
Dialysis Centers	0.2
Building Products-Air & Heating	0.2
Steel-Producers	0.2
Private Equity	0.2
Coatings/Paint	0.2
Distribution/Wholesale	0.2
Machinery-Farming	0.2
Finance-Investment Banker/Broker	0.2
Networking Products	0.2
Computers-Integrated Systems	0.2
Electronic Measurement Instruments	0.2
Retail-Discount	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Beverages-Non-alcoholic	0.1
Finance-Leasing Companies	0.1
Auto-Heavy Duty Trucks	0.1
Electric Products-Misc.	0.1
Security Services	0.1
Hotels/Motels	0.1
Food-Confectionery	0.1
Resorts/Theme Parks	0.1
Electronic Security Devices	0.1
Energy-Alternate Sources	0.1
Wireless Equipment	0.1
Entertainment Software	0.1
Computer Aided Design	0.1
Publishing-Periodicals	0.1
Web Portals/ISP	0.1
Gambling (Non-Hotel)	0.1
Advertising Services	0.1
Computer Data Security	0.1
Casino Services	0.1
Transport-Marine	0.1
E-Commerce/Services	0.1
Rental Auto/Equipment	0.1
Building-Maintenance & Services	0.1
Machine Tools & Related Products	0.1
Miscellaneous Manufacturing	0.1
Gold Mining	0.1
E-Commerce/Products	0.1
Fisheries	0.1
Medical-Generic Drugs	0.1
Advertising Agencies	0.1

Diversified Operations/Commercial Services	0.1
Pipelines	0.1
Electronics-Military	0.1
Diagnostic Equipment	0.1
Bicycle Manufacturing	0.1
Telecommunication Equipment	0.1
Gas-Transportation	0.1
Consulting Services	0.1
Food-Meat Products	0.1
Applications Software	0.1
Agricultural Chemicals	0.1
Respiratory Products	0.1
Metal-Iron	0.1
MRI/Medical Diagnostic Imaging	0.1
Diagnostic Kits	0.1
Transactional Software	0.1
Tools-Hand Held	0.1
Leisure Products	0.1
Internet Security	0.1

100.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stock
Australia	$—	$62,700,705	**	$0	$62,700,705
Portugal	—	1,655,325	**	0	1,655,325
Other Countries	6,741,610	875,169,932	**	—	881,911,542
Exchange-Traded Funds	56,906,032	—		—	56,906,032
Rights	8,188	—		—	8,188
Short-Term Investment Securities:
Registered Investment Companies	22,429,893	—		—	22,429,893
U.S. Government Treasuries	—	11,620,131		—	11,620,131
Repurchase Agreements	—	176,616,000		—	176,616,000

Total Investments at Value	$86,085,723	$1,127,762,093		$—	$1,213,847,816

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$23,737,683	$—		$—	$23,737,683

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There are no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Principal Amount(3)	Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 7.1%
Bermuda - 0.1%

CBQ Finance, Ltd. Company Guar. Notes 3.25% due 06/13/2021	$200,000	$201,744

Brazil - 0.7%

Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*	470,000	496,207
BRF SA Senior Notes 4.88% due 01/24/2030*	300,000	303,750
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*#	200,000	199,000
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*#	200,000	200,000

		1,198,957

British Virgin Islands - 0.4%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	440,000	448,809
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	200,000	220,586

		669,395

Cayman Islands - 0.9%

Azure Orbit IV International Finance, Ltd. Company Guar. Notes 3.75% due 01/25/2023	200,000	208,714
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	200,000	209,000
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	365,000	364,544
Lamar Funding, Ltd. Company Guar. Notes 3.96% due 05/07/2025	280,000	270,577
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	550,000	594,005

		1,646,840

Chile - 0.5%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	527,898
Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029	300,000	338,923

		866,821

Colombia - 0.1%

Ecopetrol SA Senior Notes 5.88% due 05/28/2045	175,000	209,125

Hong Kong - 0.4%

CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027	200,000	219,225
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 5.13% due 03/14/2028	420,000	487,609

		706,834

India - 0.4%

Adani Green Energy UP, Ltd./Prayatna Developers Pvt, Ltd./Parampujya Solar Energy Senior Sec. Notes 6.25% due 12/10/2024*	230,000	246,660
Export-Import Bank of India Senior Notes 3.38% due 08/05/2026	560,000	583,812

		830,472

Indonesia - 0.8%

Pertamina Persero PT Senior Notes 6.50% due 05/27/2041	300,000	391,937
Perusahaan Listrik Negara PT Senior Notes 4.13% due 05/15/2027	200,000	214,940
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	428,380
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	404,550

		1,439,807

Luxembourg - 0.3%

Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*	200,000	214,060
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023	370,000	398,332

		612,392

Mexico - 1.4%

Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026	600,000	642,000
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	640,000	620,160
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	468,125
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	477,140

Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		290,000	293,628

			2,501,053

Netherlands - 0.6%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		200,000	195,940
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		300,000	323,315
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		400,000	556,000

			1,075,255

Philippines - 0.2%

Philippine National Bank Senior Notes 3.28% due 09/27/2024		300,000	312,698

Turkey - 0.2%

Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	298,691

United Kingdom - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		300,000	178,500

Total Foreign Corporate Bonds & Notes
(cost $12,277,830)			12,748,584

FOREIGN GOVERNMENT OBLIGATIONS - 63.3%
Angola - 0.7%

Republic of Angola Senior Notes 8.00% due 11/26/2029		850,000	851,493
Republic of Angola Senior Notes 9.50% due 11/12/2025		410,000	456,711

			1,308,204

Australia - 1.2%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,000,000	710,446
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	809,955
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	800,000	703,694

			2,224,095

Bahrain - 1.0%

Kingdom of Bahrain Senior Bonds 5.63% due 09/30/2031*		420,000	435,238
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		600,000	693,780
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047		550,000	640,882

			1,769,900

Belgium - 0.7%

Kingdom of Belgium Senior Notes 1.45% due 06/22/2037*	EUR	1,000,000	1,353,553

Brazil - 0.3%

Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		490,000	518,062

Canada - 1.0%

Government of Canada Bonds 1.00% due 06/01/2027	CAD	2,400,000	1,775,598

Chile - 0.5%

Republic of Chile Senior Notes 3.24% due 02/06/2028		420,000	451,504
Republic of Chile Senior Notes 3.50% due 01/25/2050		350,000	382,550

			834,054

Colombia - 0.9%

Republic of Colombia Senior Notes 3.88% due 04/25/2027		600,000	644,700
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	483,400
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	441,300

			1,569,400

Dominican Republic - 1.3%

Dominican Republic Senior Notes 5.88% due 01/30/2060*#		450,000	446,625
Dominican Republic Senior Bonds 6.60% due 01/28/2024		800,000	889,008
Dominican Republic Senior Bonds 6.85% due 01/27/2045		870,000	970,050

			2,305,683

Ecuador - 0.6%

Republic of Ecuador Senior Notes 10.75% due 01/31/2029		1,360,000	1,031,914

Egypt - 2.0%

Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	552,665
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	500,000	573,364
Arab Republic of Egypt Senior Notes 6.59% due 02/21/2028*		650,000	667,294
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	824,969
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		687,000	735,172
Government of Egypt Senior Notes 6.88% due 04/30/2040		260,000	252,109

			3,605,573

France - 4.6%

Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,249,369
Government of France Bonds 1.50% due 05/25/2050*	EUR	1,000,000	1,439,030
Government of France Bonds 1.75% due 06/25/2039*	EUR	1,200,000	1,734,006
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	408,406
Government of France Bonds 2.00% due 05/25/2048*	EUR	790,000	1,248,990
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	768,620
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,519,678

			8,368,099

Germany - 2.0%

Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,213,163
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	1,000,000	1,180,307
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,120,664
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	98,384

			3,612,518

Ghana - 0.5%

Republic of Ghana Senior Notes 8.95% due 03/26/2051		380,000	383,800
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		370,000	467,718

			851,518

Guatemala - 1.0%

Republic of Guatemala Senior Notes 4.50% due 05/03/2026		250,000	264,377
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,000,000	1,080,010
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		400,000	433,000

			1,777,387

Honduras - 0.5%

Republic of Honduras Senior Notes 6.25% due 01/19/2027		800,000	891,008

Indonesia - 2.3%

Republic of Indonesia Senior Notes 0.90% due 02/14/2027	EUR	1,000,000	1,107,979
Republic of Indonesia Senior Notes 3.50% due 02/14/2050		600,000	601,815
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	566,038
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		1,050,000	1,132,847
Republic of Indonesia Senior Notes 4.35% due 01/08/2027		200,000	220,785
Republic of Indonesia Senior Bonds 7.75% due 01/17/2038		300,000	464,601

			4,094,065

Ireland - 0.4%

Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	717,952

Italy - 6.1%

Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	782,919

Republic of Italy Bonds 1.25% due 12/01/2026	EUR	500,000	569,914
Republic of Italy Bonds 1.35% due 04/01/2030	EUR	1,000,000	1,126,396
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	800,000	924,960
Republic of Italy Bonds 2.00% due 02/01/2028	EUR	500,000	598,617
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	1,500,000	1,807,873
Republic of Italy Bonds 3.00% due 08/01/2029	EUR	190,000	246,037
Republic of Italy Bonds 3.85% due 09/01/2049*	EUR	550,000	839,441
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	963,326
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	216,524
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	990,700
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,169,858
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	774,279

			11,010,844

Ivory Coast - 1.3%

Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		1,308,150	1,263,765
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		600,000	613,164
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048	EUR	500,000	550,457

			2,427,386

Japan - 10.1%

Government of Japan Senior Notes 0.10% due 06/20/2028	JPY	150,000,000	1,430,062
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,439,741
Government of Japan Senior Notes 1.30% due 06/20/2035	JPY	75,000,000	828,046
Government of Japan Senior Notes 1.50% due 03/20/2034	JPY	90,000,000	1,009,350
Government of Japan Senior Notes 1.60% due 06/20/2030	JPY	65,000,000	710,926
Government of Japan Senior Notes 1.70% due 12/20/2032	JPY	200,000,000	2,266,104
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	600,198
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,529,850
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,079,105
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,282,468
Government of Japan Senior Notes 2.00% due 03/20/2042	JPY	130,000,000	1,674,982
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	659,944
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,445,845
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	478,782
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	130,000,000	1,651,793

			18,087,196

Kenya - 0.6%

Republic of Kenya Senior Notes 6.88% due 06/24/2024		600,000	640,492
Republic of Kenya Senior Notes 7.00% due 05/22/2027		420,000	442,934

			1,083,426

Mexico - 1.1%

United Mexican States Senior Notes 4.60% due 02/10/2048		700,000	799,757
United Mexican States Bonds 8.50% due 05/31/2029	MXN	10,000,000	568,364
United Mexican States Bonds 10.00% due 12/05/2024	MXN	10,000,000	577,752

			1,945,873

Nigeria - 0.4%

Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027		470,000	466,769
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		370,000	344,515

			811,284

Norway - 0.4%

Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	7,000,000	766,575

Oman - 0.9%

Sultanate of Oman Senior Notes 4.75% due 06/15/2026		200,000	194,736
Sultanate of Oman Senior Notes 4.88% due 02/01/2025		450,000	452,250
Sultanate of Oman Senior Notes 6.00% due 08/01/2029		470,000	472,350
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		500,000	471,791

			1,591,127

Panama - 1.4%

Republic of Panama Senior Notes 3.87% due 07/23/2060		500,000	572,005
Republic of Panama Senior Notes 4.50% due 05/15/2047		600,000	747,756
Republic of Panama Senior Notes 6.70% due 01/26/2036		500,000	724,380
Republic of Panama Senior Bonds 7.13% due 01/29/2026		370,000	468,979

			2,513,120

Philippines - 1.0%

Republic of the Philippines Senior Notes 0.70% due 02/03/2029	EUR	1,000,000	1,099,534
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		500,000	757,491

			1,857,025

Poland - 0.7%

Republic of Poland Senior Notes 0.01% due 02/10/2025	EUR	500,000	557,539
Republic of Poland Bonds 2.25% due 04/25/2022	PLN	2,700,000	699,915

			1,257,454

Qatar - 1.5%

State of Qatar Senior Notes 2.38% due 06/02/2021		750,000	753,208
State of Qatar Senior Notes 4.50% due 04/23/2028		900,000	1,041,750
State of Qatar Senior Notes 5.10% due 04/23/2048		720,000	955,416

			2,750,374

Saudi Arabia - 1.0%

Kingdom of Saudi Arabia Senior Notes 2.75% due 02/03/2032*		910,000	905,450
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029		820,000	933,946

			1,839,396

South Africa - 1.3%

Republic of South Africa Senior Notes 5.38% due 07/24/2044		350,000	332,948
Republic of South Africa Senior Notes 8.00% due 01/31/2030	ZAR	15,000,000	891,923
Republic of South Africa Senior Notes 8.50% due 01/31/2037	ZAR	10,000,000	559,078
Republic of South Africa Senior Notes 9.00% due 01/31/2040	ZAR	9,500,000	546,359

			2,330,308

Spain - 3.3%

Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,197,786
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,254,915

Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	1,400,000	1,941,724
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	850,272
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	400,000	667,943

			5,912,640

Sri Lanka - 1.2%

Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		720,000	709,229
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		720,000	671,400
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		850,000	792,625

			2,173,254

Tunisia - 0.3%

Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		500,000	467,225

Turkey - 1.2%

Republic of Turkey Senior Notes 5.75% due 05/11/2047		1,000,000	850,000
Republic of Turkey Senior Notes 6.35% due 08/10/2024		300,000	307,650
Republic of Turkey Senior Notes 6.88% due 03/17/2036		950,000	940,500

			2,098,150

Ukraine - 1.4%

Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	500,000	520,380
Government of Ukraine Senior Notes 7.75% due 09/01/2023		550,000	595,375
Government of Ukraine Senior Notes 7.75% due 09/01/2024		460,000	498,427
Government of Ukraine Senior Notes 9.75% due 11/01/2028		700,000	840,525

			2,454,707

United Arab Emirates - 1.2%

Emirate of Abu Dhabi Senior Notes 2.50% due 10/11/2022		730,000	742,514
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,250,000	1,338,665

			2,081,179

United Kingdom - 4.8%

United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	1,400,000	1,872,269
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	850,000	1,099,603
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	400,000	568,319
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	400,000	660,488
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	900,000	1,263,882
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	410,764
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	766,678
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	700,000	943,226
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	461,766
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	522,510

			8,569,505

Uruguay - 0.6%

Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		350,000	434,004
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	629,380

			1,063,384

Total Foreign Government Obligations
(cost $110,545,149)			113,700,015

U.S. CORPORATE BONDS & NOTES - 0.3%
United States - 0.3%

Southern Copper Corp. Senior Notes 3.88% due 04/23/2025		300,000	320,112
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		300,000	319,500

Total U.S. Corporate Bonds & Notes
(cost $611,736)		639,612

U.S. GOVERNMENT TREASURIES - 25.6%
United States - 25.6%

United States Treasury Bonds
3.00% due 02/15/2048	700,000	907,156
3.00% due 02/15/2049	1,200,000	1,569,094
3.13% due 08/15/2044	1,000,000	1,292,969
3.38% due 05/15/2044	700,000	939,805
3.38% due 11/15/2048	950,000	1,322,281
3.75% due 11/15/2043	500,000	707,539
United States Treasury Notes
1.75% due 05/15/2023	2,000,000	2,054,063
1.88% due 10/31/2022	2,000,000	2,051,953
2.00% due 01/15/2021	2,000,000	2,015,156
2.00% due 11/30/2022	2,500,000	2,575,293
2.00% due 02/15/2025	2,500,000	2,629,199
2.00% due 08/15/2025	2,000,000	2,109,609
2.13% due 12/31/2022	2,100,000	2,172,844
2.13% due 03/31/2024	1,500,000	1,572,949
2.13% due 05/15/2025#	500,000	529,883
2.25% due 11/15/2024	1,500,000	1,591,231
2.25% due 11/15/2025	2,000,000	2,140,625
2.25% due 02/15/2027	2,000,000	2,162,266
2.25% due 11/15/2027	600,000	652,781
2.38% due 08/15/2024#	2,050,000	2,180,207
2.38% due 05/15/2029	1,500,000	1,664,648
2.50% due 08/15/2023	2,000,000	2,108,984
2.50% due 05/15/2024	2,700,000	2,876,344
2.75% due 11/15/2023	1,500,000	1,600,898
2.75% due 02/15/2024#	1,200,000	1,285,828
3.13% due 11/15/2028	1,000,000	1,167,930
3.63% due 02/15/2021	2,000,000	2,047,891

Total U.S. Government Treasuries
(cost $42,707,091)		45,929,426

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.4%
China - 0.2%

China Minmetals Corp. 3.75% due 11/13/2022(1)	430,000	434,888

Hong Kong - 0.2%

CRCC Chengan, Ltd. 3.97% due 06/27/2024(1)	300,000	305,143

Total Preferred Securities/Capital Securities
(cost $713,894)		740,031

Total Long-Term Investment Securities
(cost $166,855,700)		173,757,668

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(4)	5,009,191	5,009,191
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(2)(4)	714,262	714,262

Total Short-Term Investment Securities
(cost $5,723,453)		5,723,453

TOTAL INVESTMENTS
(cost $172,579,153)	99.9%	179,481,121
Other assets less liabilities	0.1	196,650

NET ASSETS	100.0%	$179,677,771

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $23,295,563 representing 13.0% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $5,763,426. This was secured by collateral of $714,262, which was received in cash and subsequently invested in short-term investments currently valued at $714,262 as reported in the Portfolio of Investments. Additional collateral of $5,282,732 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	2.50% to 5.00%	10/01/2026 to 03/01/2050	$774,496
Federal National Mtg. Assoc.	2.37% to 29.60%	02/01/2027 to 03/01/2050	1,542,473
Government National Mtg. Assoc.	2.50% to 5.50%	05/20/2043 to 01/20/2070	2,965,763

(3)	Denominated in United States dollars unless otherwise indicated.
(4)	The rate shown is the 7-day yield as of February 29, 2020.
AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro Currency
GBP	- British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
NOK	- Norwegian Krone
PLN	- Polish Zloty
ZAR	- South African Rand

Industry Allocation*

Sovereign	63.0%
United States Treasury Notes	21.9
United States Treasury Bonds	3.7
Registered Investment Companies	3.2
Oil Companies-Integrated	1.2
Banks-Commercial	1.1
Chemicals-Diversified	0.7
Transport-Rail	0.5
Airport Development/Maintenance	0.3
Electric-Generation	0.3
Independent Power Producers	0.3
Banks-Export/Import	0.3
Finance-Commercial	0.3
Electric-Distribution	0.3
Central Bank	0.3
Metal-Diversified	0.3
Transport-Marine	0.3
Building & Construction-Misc.	0.2
Oil Companies-Exploration & Production	0.2
Oil Refining & Marketing	0.2
Petrochemicals	0.2
Metal-Copper	0.2
Food-Meat Products	0.2
Platinum	0.1
Energy-Alternate Sources	0.1
Investment Companies	0.1
Electric-Integrated	0.1
Cellular Telecom	0.1
Multimedia	0.1
Diamonds/Precious Stones	0.1

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$12,748,584	$—	$12,748,584
Foreign Government Obligations	—	113,700,015	—	113,700,015
U.S. Corporate Bonds & Notes	—	639,612	—	639,612
U.S. Government Treasuries	—	45,929,426	—	45,929,426
Preferred Securities/Captial Securities	—	740,031	—	740,031
Short-Term Investment Securities	5,723,453	—	—	5,723,453

Total Investments at Value	$5,723,453	$173,757,668	$—	$179,481,121

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 92.1%
Bermuda - 3.6%

Brookfield Infrastructure Partners LP	326,055	$16,478,820

Canada - 7.4%

Brookfield Asset Management, Inc., Class A	226,042	13,553,478
Canada Goose Holdings, Inc.#†	310,149	8,550,808
Constellation Software, Inc.	12,048	12,274,015

		34,378,301

Cayman Islands - 4.5%

Haidilao International Holding, Ltd.#*	846,000	3,492,130
TAL Education Group ADR†	320,562	17,435,367

		20,927,497

China - 2.9%

Foshan Haitian Flavouring & Food Co., Ltd., Class A	946,327	13,570,144

Denmark - 9.0%

Chr. Hansen Holding A/S	149,552	10,725,192
DSV A/S	307,670	31,069,522

		41,794,714

France - 8.5%

Hermes International	37,450	26,499,223
Pernod Ricard SA	46,141	7,514,159
Remy Cointreau SA#	50,532	5,132,334

		39,145,716

Germany - 1.0%

Rational AG	6,912	4,645,975

Hong Kong - 2.8%

AIA Group, Ltd.	1,315,118	12,719,156

India - 5.7%

HDFC Bank, Ltd.	1,118,588	18,415,133
Kotak Mahindra Bank, Ltd.	350,018	7,933,905

		26,349,038

Italy - 6.0%

Moncler SpA	709,260	27,720,143

Japan - 10.9%

Calbee, Inc.	313,200	8,044,803
Keyence Corp.	78,000	25,164,664
MonotaRO Co., Ltd.	155,200	3,442,004
Pigeon Corp.#	415,200	13,994,337

		50,645,808

Netherlands - 4.1%

ASML Holding NV#	68,419	18,949,518

Sweden - 2.4%

Vitrolife AB	643,011	10,987,648

Switzerland - 5.0%

Chocoladefabriken Lindt & Spruengli AG	163	14,151,096
Kuehne & Nagel International AG	60,634	8,886,136

		23,037,232

Taiwan - 2.1%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	178,321	9,600,803

United Kingdom - 8.2%

Diageo PLC	160,596	5,687,534
Reckitt Benckiser Group PLC	153,768	11,350,240
Rightmove PLC	2,609,889	20,877,308

		37,915,082

United States - 8.0%

Booking Holdings, Inc.†	4,212	7,142,120
EPAM Systems, Inc.†	134,908	30,111,465

		37,253,585

Total Common Stocks
(cost $362,025,838)		426,119,180

OPTIONS - PURCHASED†(1) - 0.0%
Over the Counter Purchased Call Options (cost $952,686)	180,594,948	122,647

Total Long-Term Investment Securities
(cost $362,978,524)		426,241,827

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 2.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(2)(3) (cost $9,337,658)	9,337,658	9,337,658

TOTAL INVESTMENTS
(cost $372,316,182)	94.1%	435,579,485
Other assets less liabilities	5.9	27,250,181

NET ASSETS	100.0%	$462,829,666

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $3,492,130 representing 0.8% of net assets.

(1)	Call Options - Purchased

Over the Counter Purchased Call Options

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Paid	Value at February 29, 2020	Unrealized Appreciation (Depreciation)
Call option to sell Chinese Yuan in exchange for U.S. Dollars	NatWest Markets PLC	June 2020	7.85 CNY	$92,764	$478,662	$35,343	$(443,319)
Call option to sell Chinese Yuan in exchange for U.S. Dollars	NatWest Markets PLC	September 2020	8.09 CNY	87,831	474,024	87,304	(386,720)

				$180,595	$952,686	$122,647	$(830,039)

(2)	The rate shown is the 7-day yield as of February 29, 2020.
(3)

At February 29, 2020, the Fund had loaned securities with a total value of $25,846,375. This was secured by collateral of $9,337,658, which was received in cash and subsequently invested in short-term investments currently valued at $9,337,658 as reported in the Portfolio of Investments. Additional collateral of $18,388,820 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 05/14/2020	$313,338
United States Treasury Notes/Bonds	0.13% to 6.13%	04/15/2020 to 02/15/2050	18,075,482

ADR - American Depositary Receipt

CNY - Yuan Renminbi

Industry Allocation*
Transport-Services	8.6%
Apparel Manufacturers	7.5
Computer Services	6.5
E-Commerce/Services	6.1
Retail-Apparel/Shoe	6.0
Banks-Commercial	5.7
Industrial Automated/Robotic	5.4
Food-Misc./Diversified	4.7
Semiconductor Equipment	4.1
Beverages-Wine/Spirits	4.0
Schools	3.8
Electric-Transmission	3.6
Food-Confectionery	3.1
Cosmetics & Toiletries	3.0
Private Equity	2.9
Insurance-Life/Health	2.7
Enterprise Software/Service	2.6
Soap & Cleaning Preparation	2.5
Medical-Biomedical/Gene	2.4
Chemicals-Specialty	2.3
Semiconductor Components-Integrated Circuits	2.1
Registered Investment Companies	2.0
Appliances	1.0
Retail-Restaurants	0.8
E-Commerce/Products	0.7

94.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$115,146,876	$310,972,304	**	$—	$426,119,180
Options - Purchased	—	122,647		—	122,647
Short-Term Investment Securities	9,337,658	—		—	9,337,658

Total Investments at Value	$124,484,534	$311,094,951		$—	$435,579,485

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 89.6%
Australia - 5.1%

AGL Energy, Ltd.	25,046	$309,166
APA Group	75,332	520,772
ASX, Ltd.	9,202	438,049
Aurizon Holdings, Ltd.	120,207	372,859
BGP Holdings PLC†(1)	60,919	0
Brambles, Ltd.	72,408	557,378
Caltex Australia, Ltd.	23,515	493,159
Coca-Cola Amatil, Ltd.	65,362	482,384
Coles Group, Ltd.	47,183	430,211
Computershare, Ltd.	16,395	162,040
CSL, Ltd.	16,357	3,245,092
Dexus	28,278	221,414
Fortescue Metals Group, Ltd.	76,301	497,747
Goodman Group	51,282	493,743
GPT Group	61,897	230,912
Insurance Australia Group, Ltd.	62,321	255,609
Macquarie Group, Ltd.	16,161	1,399,592
Newcrest Mining, Ltd.	41,998	725,009
Origin Energy, Ltd.	123,475	562,787
QBE Insurance Group, Ltd.	37,063	322,966
Ramsay Health Care, Ltd.	9,388	409,838
Santos, Ltd.	109,662	480,551
Scentre Group	277,553	618,203
Sonic Healthcare, Ltd.	34,789	644,835
Stockland	85,968	260,559
Suncorp Group, Ltd.	60,881	441,853
Sydney Airport	81,224	405,292
Telstra Corp., Ltd.	194,029	427,238
Transurban Group	133,712	1,279,457
Vicinity Centres	166,785	232,414
Woodside Petroleum, Ltd.	72,103	1,315,185

		18,236,314

Austria - 0.5%

Erste Group Bank AG	12,326	425,163
OMV AG	15,366	650,059
voestalpine AG	23,831	526,049

		1,601,271

Belgium - 1.1%

Ageas	2,563	119,795
Groupe Bruxelles Lambert SA	12,657	1,157,715
KBC Group NV	12,320	820,485
Proximus SADP	2,316	57,769
Solvay SA	3,637	332,286
UCB SA	14,803	1,372,143
Umicore SA	4,987	208,976

		4,069,169

Bermuda - 0.3%

Hongkong Land Holdings, Ltd.	55,100	272,800
Jardine Matheson Holdings, Ltd.	8,700	475,699
Jardine Strategic Holdings, Ltd.	8,800	255,522

		1,004,021

Cayman Islands - 0.3%

CK Asset Holdings, Ltd.	103,808	653,525
WH Group, Ltd.*	336,500	345,381
Wharf Real Estate Investment Co., Ltd.	49,000	224,496

		1,223,402

Denmark - 2.0%

Chr. Hansen Holding A/S	2,578	184,882
Demant A/S†	2,605	80,181
DSV A/S	5,197	524,810
Genmab A/S†	2,025	456,814
Novo Nordisk A/S, Class B	69,830	4,150,239
Novozymes A/S, Class B	4,284	218,355
Orsted A/S*	7,392	760,680
Pandora A/S	3,725	169,720
Vestas Wind Systems A/S	5,332	522,632

		7,068,313

Finland - 1.9%

Elisa Oyj	4,829	277,562
Kone Oyj, Class B	14,796	835,110
Metso Oyj	3,945	128,036
Neste Oyj	23,260	918,624
Nokia Oyj	195,633	751,543
Nokian Renkaat Oyj†	6,160	160,185
Nordea Bank Abp	149,115	1,192,867
Orion Oyj, Class B	11,247	447,279
Sampo Oyj, Class A	25,403	1,043,136
Stora Enso Oyj, Class R	30,154	364,291
UPM-Kymmene Oyj	26,756	823,092

		6,941,725

France - 10.3%

Accor SA	12,998	478,306
Aeroports de Paris	2,264	335,169
Air Liquide SA	22,577	3,080,807
Arkema SA	3,503	332,308
Atos SE	4,174	313,750
AXA SA	115,432	2,687,090
Bouygues SA	21,474	854,882
Bureau Veritas SA	11,721	286,798
Capgemini SE	7,401	816,488
Carrefour SA	31,256	542,440
Casino Guichard Perrachon SA	3,862	150,497
Cie de Saint-Gobain	27,860	991,320
Cie Generale des Etablissements Michelin SCA	8,332	891,296
CNP Assurances	24,774	390,001
Covivio	4,578	488,023
Danone SA	39,110	2,768,771
Dassault Systemes SE	5,470	864,274
Edenred	9,742	511,477
Eiffage SA	10,257	1,096,528
EssilorLuxottica SA	13,318	1,835,639
Eurazeo SE	5,026	337,365
Eutelsat Communications SA	11,227	152,562
Gecina SA	3,778	675,995
Getlink SE	26,210	425,798
Hermes International	3,357	2,375,378
ICADE	942	94,106
Iliad SA	719	101,046
Ipsen SA	3,263	211,895
Klepierre SA	13,440	404,313
L’Oreal SA	13,991	3,762,817

Legrand SA	14,411	1,112,552
Natixis SA	133,012	542,500
Publicis Groupe SA	11,512	445,310
Sartorius Stedim Biotech	2,629	501,601
Schneider Electric SE	23,745	2,420,167
SCOR SE	5,897	212,212
Societe BIC SA	1,121	68,129
Sodexo SA	4,267	414,026
Suez	33,168	522,870
Teleperformance	2,119	517,300
Veolia Environnement SA	37,405	1,082,680
Wendel SA	2,016	247,122
Worldline SA†*	3,214	248,624

		36,592,232

Germany - 4.8%

Beiersdorf AG	7,876	827,567
Brenntag AG	2,406	107,448
Commerzbank AG	44,983	259,278
Continental AG	5,691	644,522
Covestro AG*	5,315	203,018
Deutsche Boerse AG	6,646	1,046,832
Deutsche Wohnen SE	17,209	694,666
Fraport AG Frankfurt Airport Services Worldwide	1,451	91,310
Hannover Rueck SE	1,641	292,359
HeidelbergCement AG	7,777	462,574
Henkel AG & Co. KGaA	4,203	358,066
Henkel AG & Co. KGaA (Preference Shares)	14,936	1,385,132
Infineon Technologies AG	23,094	482,475
LANXESS AG	1,424	74,569
Merck KGaA	11,987	1,449,422
Muenchener Rueckversicherungs-Gesellschaft AG	6,793	1,732,168
SAP SE	33,393	4,111,576
Siemens Healthineers AG*	13,780	557,713
Symrise AG	3,803	370,408
Telefonica Deutschland Holding AG	26,017	68,102
TUI AG	34,581	272,710
Vonovia SE	21,799	1,170,983
Wirecard AG	3,317	425,289

		17,088,187

Hong Kong - 2.9%

AIA Group, Ltd.	333,000	3,220,608
BOC Hong Kong Holdings, Ltd.	126,500	437,101
Hang Lung Properties, Ltd.	86,000	189,520
Hang Seng Bank, Ltd.	22,000	455,459
Henderson Land Development Co., Ltd.	106,503	491,849
Hong Kong & China Gas Co., Ltd.	500,048	966,664
Hong Kong Exchanges & Clearing, Ltd.	29,700	982,243
Link REIT	50,500	470,347
MTR Corp., Ltd.	77,000	435,789
New World Development Co., Ltd.	325,000	421,405
Power Assets Holdings, Ltd.	44,000	314,620
Sun Hung Kai Properties, Ltd.	73,500	1,052,653
Swire Pacific, Ltd., Class A	31,000	281,629
Swire Properties, Ltd.	54,200	161,584
Wheelock & Co., Ltd.	73,000	559,221

		10,440,692

Ireland - 0.8%

CRH PLC	31,818	1,073,347
DCC PLC	7,978	573,834
Kerry Group PLC, Class A	9,975	1,256,225

		2,903,406

Israel - 0.5%

Bank Hapoalim BM	58,066	452,911
Bank Leumi Le-Israel BM	74,268	481,644
Check Point Software Technologies, Ltd.†	5,364	556,783
NICE, Ltd.†	2,256	369,649

		1,860,987

Italy - 1.6%

Assicurazioni Generali SpA	107,154	1,928,411
Mediobanca Banca di Credito Finanziario SpA	56,238	512,395
Poste Italiane SpA*	44,625	479,534
Recordati SpA	13,203	567,444
Snam SpA	284,615	1,413,761
Terna Rete Elettrica Nazionale SpA	141,587	937,516

		5,839,061

Japan - 21.3%

Aeon Co., Ltd.	26,300	489,107
Ajinomoto Co., Inc.	27,500	463,865
Aozora Bank, Ltd.	2,300	57,371
Astellas Pharma, Inc.	92,800	1,455,204
Bridgestone Corp.	26,500	882,389
Canon, Inc.	41,300	1,037,891
Central Japan Railway Co.	6,500	1,067,462
Chiba Bank, Ltd.	7,900	38,753
Chubu Electric Power Co., Inc.	27,900	365,684
Chugai Pharmaceutical Co., Ltd.	14,100	1,525,301
Concordia Financial Group, Ltd.	24,700	84,556
Dai Nippon Printing Co., Ltd.	5,700	138,835
Dai-ichi Life Holdings, Inc.	35,200	478,835
Daiichi Sankyo Co., Ltd.	20,900	1,272,252
Daikin Industries, Ltd.	7,400	1,004,841
Denso Corp.	21,200	823,594
Dentsu Group, Inc.	7,500	194,635
East Japan Railway Co.	15,900	1,223,399
Eisai Co., Ltd.	10,400	764,245
FANUC Corp.	5,700	943,353
FUJIFILM Holdings Corp.	12,100	589,088
Hankyu Hanshin Holdings, Inc.	9,200	301,919
Hisamitsu Pharmaceutical Co., Inc.	5,700	253,857
Hitachi Metals, Ltd.	34,000	495,569
Hitachi, Ltd.	25,800	865,409
Hoya Corp.	10,700	948,317
Idemitsu Kosan Co., Ltd.	9,300	227,796
Inpex Corp.	62,900	547,561
Isuzu Motors, Ltd.	19,400	181,452

JFE Holdings, Inc.	58,000	534,628
JXTG Holdings, Inc.	156,300	626,058
Kajima Corp.	22,500	241,309
Kao Corp.	17,300	1,259,021
KDDI Corp.	51,500	1,455,410
Keikyu Corp.	400	6,052
Keio Corp.	2,000	95,886
Keyence Corp.	4,600	1,484,070
Kintetsu Group Holdings Co., Ltd.	7,700	332,098
Komatsu, Ltd.	29,200	586,211
Kubota Corp.	32,100	449,585
Kyocera Corp.	6,200	388,588
Kyowa Kirin Co., Ltd.	25,100	595,497
LIXIL Group Corp.	3,000	44,864
Marubeni Corp.	85,200	563,291
Mazda Motor Corp.	40,800	281,563
MEIJI Holdings Co., Ltd.	6,900	410,834
Mitsubishi Chemical Holdings Corp.	59,600	399,122
Mitsubishi Corp.	54,500	1,354,578
Mitsubishi Electric Corp.	57,500	725,625
Mitsubishi Estate Co., Ltd.	41,900	722,092
Mitsui & Co., Ltd.	91,200	1,501,762
Mitsui Fudosan Co., Ltd.	37,100	859,465
MS&AD Insurance Group Holdings, Inc.	13,100	421,268
Murata Manufacturing Co., Ltd.	14,700	788,981
NGK Spark Plug Co., Ltd.	1,300	21,236
Nidec Corp.	6,600	777,141
Nikon Corp.	1,100	11,245
Nintendo Co., Ltd.	3,200	1,091,883
Nippon Steel Corp.	111,800	1,252,581
Nippon Telegraph & Telephone Corp.	50,000	1,169,768
Nisshin Seifun Group, Inc.	16,400	276,496
Nitori Holdings Co., Ltd.	2,000	277,156
NTT DOCOMO, Inc.	42,600	1,151,321
Ono Pharmaceutical Co., Ltd.	35,300	720,271
Oriental Land Co., Ltd.	5,400	612,303
ORIX Corp.	58,800	938,422
Osaka Gas Co., Ltd.	28,100	453,000
Otsuka Holdings Co., Ltd.	29,700	1,118,622
Panasonic Corp.	65,600	623,669
Rakuten, Inc.	27,100	225,989
Recruit Holdings Co., Ltd.	30,300	1,052,134
Resona Holdings, Inc.	98,100	370,027
Ryohin Keikaku Co., Ltd.	5,000	67,908
Santen Pharmaceutical Co., Ltd.	27,600	442,976
Secom Co., Ltd.	6,500	514,698
Sekisui House, Ltd.	11,000	215,338
Shimano, Inc.	1,800	251,387
Shin-Etsu Chemical Co., Ltd.	11,100	1,241,462
Shionogi & Co., Ltd.	16,300	879,809
Shiseido Co., Ltd.	12,800	778,108
Shizuoka Bank, Ltd.	4,500	28,289
SMC Corp.	1,500	594,965
Softbank Corp.	54,200	708,908
SoftBank Group Corp.	46,600	2,146,886
Sony Corp.	35,600	2,203,038
Sumitomo Chemical Co., Ltd.	44,800	162,342
Sumitomo Corp.	63,600	907,826
Sumitomo Dainippon Pharma Co., Ltd.	8,500	122,431
Sumitomo Electric Industries, Ltd.	43,100	511,594
Sumitomo Metal Mining Co., Ltd.	18,200	450,100
Sumitomo Mitsui Financial Group, Inc.	68,600	2,204,995
Sumitomo Mitsui Trust Holdings, Inc.	21,000	716,346
Sumitomo Realty & Development Co., Ltd.	17,500	552,114
Suntory Beverage & Food, Ltd.	8,500	323,088
Sysmex Corp.	4,700	300,170
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	348,240
Terumo Corp.	19,100	611,878
Tobu Railway Co., Ltd.	4,000	120,478
Tohoku Electric Power Co., Inc.	17,900	156,892
Tokio Marine Holdings, Inc.	18,800	1,006,563
Tokyo Electron, Ltd.	3,000	616,647
Tokyo Gas Co., Ltd.	24,900	502,621
Tokyu Corp.	18,500	283,153
Toppan Printing Co., Ltd.	8,100	142,763
Toray Industries, Inc.	42,100	244,078
TOTO, Ltd.	800	30,163
Toyota Industries Corp.	8,900	468,582
Toyota Motor Corp.	93,600	6,120,516
Toyota Tsusho Corp.	5,200	156,242
Unicharm Corp.	21,100	684,634
West Japan Railway Co.	7,500	528,990
Yakult Honsha Co., Ltd.	6,300	287,373
Yamazaki Baking Co., Ltd.	8,700	147,625
Z Holdings Corp.	81,500	294,634

		76,070,512

Jersey - 0.7%

Amcor PLC CDI	60,352	555,646
Ferguson PLC	14,538	1,269,871
WPP PLC	72,061	702,706

		2,528,223

Luxembourg - 0.3%

Aroundtown SA	43,901	379,960
SES SA FDR	10,069	116,919
Tenaris SA	56,576	512,962

		1,009,841

Netherlands - 4.1%

ABN AMRO Group NV CVA*	40,437	566,260
Aegon NV	159,801	545,391
AerCap Holdings NV†	9,300	484,344
Akzo Nobel NV	15,299	1,228,255
ASML Holding NV (Euronext Amsterdam)	13,050	3,614,365
CNH Industrial NV	68,258	642,319
EXOR NV	8,039	574,445
Ferrari NV	4,742	749,353
Koninklijke DSM NV	7,823	885,900
Koninklijke KPN NV	179,435	438,425
Koninklijke Vopak NV	16,573	792,469
NN Group NV	28,286	968,381
NXP Semiconductors NV	8,951	1,017,639

QIAGEN NV†	19,562	718,994
STMicroelectronics NV	15,441	422,661
Wolters Kluwer NV	11,208	823,757

		14,472,958

New Zealand - 0.1%

Auckland International Airport, Ltd.	28,716	139,807
Fletcher Building, Ltd.	14,028	45,632
Spark New Zealand, Ltd.	26,250	73,156

		258,595

Norway - 1.2%

Equinor ASA	137,665	2,116,717
Mowi ASA	28,738	609,086
Orkla ASA	78,880	662,749
Telenor ASA	36,831	599,840
Yara International ASA	8,435	308,334

		4,296,726

Papua New Guinea - 0.2%

Oil Search, Ltd.	157,585	553,227

Portugal - 0.5%

Banco Espirito Santo SA†(1)	126,030	0
EDP - Energias de Portugal SA	194,077	906,191
Galp Energia SGPS SA	62,555	858,682

		1,764,873

Singapore - 1.8%

CapitaLand, Ltd.	262,700	671,566
City Developments, Ltd.	27,000	189,299
ComfortDelGro Corp., Ltd.	16,400	23,129
DBS Group Holdings, Ltd.	84,200	1,470,337
Jardine Cycle & Carriage, Ltd.	10,700	206,191
Keppel Corp., Ltd.	121,200	554,069
Oversea-Chinese Banking Corp., Ltd.	157,800	1,211,423
Singapore Telecommunications, Ltd.	401,500	868,940
United Overseas Bank, Ltd.	66,200	1,174,489

		6,369,443

Spain - 2.4%

Aena SME SA*	4,547	731,922
Amadeus IT Group SA	17,484	1,238,789
Banco de Sabadell SA	255,795	225,355
Bankia SA	128,235	204,499
Bankinter SA	29,064	172,729
CaixaBank SA	173,134	447,663
Enagas SA	29,593	766,998
Grifols SA	19,249	619,599
Red Electrica Corp. SA	33,714	646,695
Repsol SA	164,746	1,870,270
Telefonica SA	246,900	1,461,736

		8,386,255

SupraNational - 0.2%

Unibail-Rodamco-Westfield (Euronext Amsterdam)	7,305	881,774

Sweden - 3.0%

Assa Abloy AB, Class B	32,092	721,307
Atlas Copco AB, Class B	37,418	1,171,980
Boliden AB	26,697	565,432
Epiroc AB, Class A	22,823	263,994
Essity AB, Class B	38,080	1,141,937
Hennes & Mauritz AB, Class B	27,444	496,457
Hexagon AB, Class B	5,502	296,116
Industrivarden AB, Class C	2,994	68,043
Investor AB, Class B	42,629	2,131,335
Sandvik AB	36,253	602,863
Skandinaviska Enskilda Banken AB, Class A	75,933	728,912
Svenska Handelsbanken AB, Class A	95,987	971,900
Telefonaktiebolaget LM Ericsson, Class B	93,191	744,344
Volvo AB, Class B	60,577	945,592

		10,850,212

Switzerland - 8.4%

ABB, Ltd.	108,821	2,351,791
Adecco Group AG	6,603	356,833
Alcon, Inc.†	23,158	1,421,270
Baloise Holding AG	3,177	512,194
Coca-Cola HBC AG	24,531	781,365
EMS-Chemie Holding AG	545	321,458
Geberit AG	2,039	1,022,440
Givaudan SA	554	1,727,232
Julius Baer Group, Ltd.	13,548	569,139
Kuehne & Nagel International AG	3,473	508,981
Lonza Group AG	3,956	1,580,928
Pargesa Holding SA	10,987	812,531
Partners Group Holding AG	1,194	1,043,758
Schindler Holding AG	215	46,621
Schindler Holding AG (Participation Certificate)	3,620	814,493
SGS SA	344	857,270
Sika AG	6,257	1,117,903
Sonova Holding AG	2,318	555,111
Straumann Holding AG	453	425,536
Swatch Group AG	3,991	925,111
Swiss Life Holding AG	2,980	1,369,518
Swiss Prime Site AG	16,778	2,022,853
Swiss Re AG	20,951	2,000,590
Swisscom AG	2,858	1,524,758
Temenos AG	2,443	351,619
Vifor Pharma AG	4,670	780,687
Zurich Insurance Group AG	11,057	4,303,037

		30,105,027

United Kingdom - 13.3%

3i Group PLC	74,419	970,188
Admiral Group PLC	20,276	553,753
Antofagasta PLC	76,756	749,406
Ashtead Group PLC	31,569	988,153
Auto Trader Group PLC*	66,834	451,002
Aviva PLC	384,999	1,766,771
Barratt Developments PLC	67,164	659,789
Berkeley Group Holdings PLC	9,353	575,236
British Land Co. PLC	143,217	928,273
BT Group PLC	452,868	836,821
Bunzl PLC	26,567	645,757

Burberry Group PLC	34,562	755,045
Centrica PLC	425,667	399,354
Coca-Cola European Partners PLC	7,016	357,535
Compass Group PLC	80,380	1,764,792
Croda International PLC	13,657	800,855
Direct Line Insurance Group PLC	168,705	668,679
Evraz PLC	67,752	293,903
Fresnillo PLC	33,358	258,392
Halma PLC	19,981	498,304
Hargreaves Lansdown PLC	17,251	345,503
Informa PLC	115,137	1,027,097
InterContinental Hotels Group PLC	16,870	928,804
Intertek Group PLC	12,850	877,224
Investec PLC	80,697	409,252
ITV PLC	339,979	513,536
J Sainsbury PLC	245,839	622,608
John Wood Group PLC	87,524	417,373
Johnson Matthey PLC	16,550	546,727
Kingfisher PLC	172,440	423,677
Land Securities Group PLC	112,381	1,209,918
Legal & General Group PLC	468,105	1,578,726
London Stock Exchange Group PLC	18,633	1,822,584
Marks & Spencer Group PLC	207,182	426,553
Melrose Industries PLC	227,485	620,799
Micro Focus International PLC	15,513	149,191
Mondi PLC	28,293	572,642
National Grid PLC	222,892	2,824,240
Next PLC	9,684	765,506
Pearson PLC	65,779	472,698
Persimmon PLC	20,231	743,079
RELX PLC	94,653	2,288,952
Rentokil Initial PLC	157,402	984,665
RSA Insurance Group PLC	84,074	563,109
Sage Group PLC	80,754	719,297
Schroders PLC	17,665	649,596
Segro PLC	136,585	1,445,831
Smith & Nephew PLC	57,248	1,281,839
Smiths Group PLC	46,568	927,159
Spirax-Sarco Engineering PLC	5,213	567,528
SSE PLC	84,085	1,660,760
St James’s Place PLC	58,462	771,149
Taylor Wimpey PLC	204,175	535,826
United Utilities Group PLC	88,464	1,077,326
Weir Group PLC	15,798	267,819
Whitbread PLC	14,210	716,308
WM Morrison Supermarkets PLC	364,283	807,617

		47,484,526

Total Long-Term Investment Securities
(cost $302,147,694)		319,900,972

SHORT-TERM INVESTMENT SECURITIES - 0.6%
U.S. Government Treasuries - 0.6%

United States Treasury Bills 1.54% due 03/26/2020(2) (cost $2,347,489)	$2,350,000	2,347,840

REPURCHASE AGREEMENTS - 9.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $33,846,705 and collateralized by $30,220,000 of United States Inflation Index Notes, bearing interest at 0.13%, due 01/15/2022 and having an approximate value of $34,523,449 (cost $33,846,000)	33,846,000	33,846,000

TOTAL INVESTMENTS
(cost $338,341,183)	99.7%	356,094,812
Other assets less liabilities	0.3	929,001

NET ASSETS	100.0%	$357,023,813

@	Effective June 4, 2019, the Board of Trustees approved a change in the name of the Global Social Awareness Fund to “International Socially Responsible Fund”.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $4,344,134 representing 1.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CDI	- Chess Depositary Interest
CVA	- Certification Van Andelen (Dutch Cert)
FDR	- Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
368	Long	MSCI EAFE Index	March 2020	$37,404,325	$33,414,400	$(3,989,925)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Repurchase Agreements	9.5%
Medical-Drugs	5.4
Banks-Commercial	3.7
Insurance-Life/Health	3.6
Telephone-Integrated	2.5
Insurance-Multi-line	2.5
Real Estate Investment Trusts	2.4
Cosmetics & Toiletries	2.4
Auto-Cars/Light Trucks	2.0
Real Estate Operations & Development	1.8
Investment Companies	1.7
Gas-Distribution	1.6
Commercial Services	1.5
Oil Companies-Integrated	1.5
Transport-Rail	1.4
Enterprise Software/Service	1.3
Real Estate Management/Services	1.3
Import/Export	1.3
Insurance-Reinsurance	1.3
Chemicals-Specialty	1.3
Finance-Other Services	1.2
Semiconductor Equipment	1.2
Diversified Banking Institutions	1.2
Medical Products	1.2
Chemicals-Diversified	1.1
Medical-Biomedical/Gene	1.0
Insurance-Property/Casualty	1.0
Building & Construction Products-Misc.	0.9
Apparel Manufacturers	0.9
Industrial Gases	0.9
Food-Dairy Products	0.9
Industrial Automated/Robotic	0.9
Oil Companies-Exploration & Production	0.9
Oil Refining & Marketing	0.9
Steel-Producers	0.9
Machinery-General Industrial	0.8
Electronic Components-Misc.	0.8
Audio/Video Products	0.8
Food-Retail	0.8
Building-Residential/Commercial	0.8
Water	0.8
Electric-Integrated	0.8
Rubber-Tires	0.8
Food-Misc./Diversified	0.7
Electric-Distribution	0.7
Power Converter/Supply Equipment	0.7
Instruments-Controls	0.7
Private Equity	0.7
Investment Management/Advisor Services	0.7
Hotels/Motels	0.7
Machinery-Electrical	0.6
U.S. Government Treasuries	0.6
Cellular Telecom	0.6
Food-Catering	0.6
Distribution/Wholesale	0.6
Machinery-Construction & Mining	0.6
Beverages-Non-alcoholic	0.5
Optical Supplies	0.5
Paper & Related Products	0.5
Soap & Cleaning Preparation	0.5
Airport Development/Maintenance	0.5
Office Automation & Equipment	0.5
Electric-Transmission	0.5
Auto/Truck Parts & Equipment-Original	0.4
Computer Services	0.4
Medical Labs & Testing Services	0.4
Building Products-Cement	0.4
Multimedia	0.4
Finance-Leasing Companies	0.4
Medical Instruments	0.4
Gas-Transportation	0.4
Human Resources	0.4
Building-Heavy Construction	0.4
Building & Construction-Misc.	0.4
Public Thoroughfares	0.4
Auto-Heavy Duty Trucks	0.4
Retail-Jewelry	0.4
Telecom Services	0.3
Transport-Services	0.3
Pipelines	0.3
Retail-Apparel/Shoe	0.3
Coatings/Paint	0.3
Electric Products-Misc.	0.3
Machinery-Farming	0.3
Toys	0.3
Semiconductor Components-Integrated Circuits	0.3
Building Products-Air & Heating	0.3
Rental Auto/Equipment	0.3
Building-Maintenance & Services	0.3
Diversified Manufacturing Operations	0.3
Electronic Components-Semiconductors	0.2
Computer Aided Design	0.2
Publishing-Periodicals	0.2
Diversified Operations	0.2
Wireless Equipment	0.2
Metal-Copper	0.2
Networking Products	0.2
Gold Mining	0.2
Electronic Security Devices	0.2
Applications Software	0.2
Diagnostic Kits	0.2
Advertising Agencies	0.2
Retail-Building Products	0.2
MRI/Medical Diagnostic Imaging	0.2
Advertising Services	0.2
Resorts/Theme Parks	0.2
Fisheries	0.2
Diversified Operations/Commercial Services	0.2
Computer Data Security	0.2
Steel Pipe & Tube	0.2
Metal-Diversified	0.1
Containers-Paper/Plastic	0.1
Energy-Alternate Sources	0.1
Security Services	0.1
Television	0.1
Electronic Measurement Instruments	0.1
Metal-Iron	0.1
Steel-Specialty	0.1
Retail-Discount	0.1
E-Commerce/Services	0.1
Diversified Minerals	0.1
Retail-Major Department Stores	0.1
Oil-Field Services	0.1
Medical-Hospitals	0.1
Web Portals/ISP	0.1
Telecommunication Equipment	0.1
Food-Meat Products	0.1
Chemicals-Plastics	0.1
Agricultural Chemicals	0.1
Diagnostic Equipment	0.1
Consulting Services	0.1
Food-Flour & Grain	0.1
Travel Services	0.1
Silver Mining	0.1
Bicycle Manufacturing	0.1

Transactional Software	0.1
E-Commerce/Products	0.1

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$18,236,314	**	$0	$18,236,314
Portugal	—	1,764,873	**	0	1,764,873
Other Countries	2,416,302	297,483,483	**	—	299,899,785
Short-Term Investment Securities	—	2,347,840		—	2,347,840
Repurchase Agreements	—	33,846,000		—	33,846,000

Total Investments at Value	$2,416,302	$353,678,510		$0	$356,094,812

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,989,925	$—		$—	$3,989,925

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 93.8%
Bermuda - 0.3%

Cosan, Ltd., Class A†	99,714	$1,820,778

British Virgin Islands - 2.1%

Hollysys Automation Technologies, Ltd.	909,332	13,767,286

Canada - 3.2%

Home Capital Group, Inc.†#	343,900	7,289,220
Lundin Mining Corp.	2,554,400	13,036,051

		20,325,271

Cayman Islands - 4.5%

Alibaba Group Holding, Ltd. ADR†	59,981	12,476,048
Xinyi Glass Holdings, Ltd.	13,214,000	16,444,461

		28,920,509

China - 4.7%

Midea Group Co., Ltd.	2,507,312	19,319,753
Shanghai Pharmaceuticals Holding Co., Ltd.	6,076,900	11,164,470

		30,484,223

France - 5.6%

Cie de Saint-Gobain	503,894	17,929,660
Orange SA	1,361,732	18,475,612

		36,405,272

Germany - 4.4%

METRO AG	364,573	4,216,370
Muenchener Rueckversicherungs-Gesellschaft AG	25,234	6,434,494
Rheinmetall AG	30,275	2,769,897
SAP SE	72,502	8,926,945
Siemens AG	60,835	6,260,240

		28,607,946

Hong Kong - 1.1%

China Mobile, Ltd.	925,500	7,355,295

India - 2.0%

Tech Mahindra, Ltd.	1,268,359	13,116,838

Ireland - 2.4%

Greencore Group PLC	5,851,631	15,781,127

Israel - 3.4%

Check Point Software Technologies, Ltd.†	211,712	21,975,706

Italy - 4.4%

Eni SpA	1,025,212	12,691,614
Prysmian SpA	665,233	16,009,344

		28,700,958

Japan - 10.6%

Alps Alpine Co., Ltd.	475,900	7,313,027
Daiwa Securities Group, Inc.	1,837,900	7,788,472
Hitachi, Ltd.	607,200	20,367,297
Mitsubishi UFJ Financial Group, Inc.	2,597,100	12,740,683
Takeda Pharmaceutical Co., Ltd.	586,800	20,371,161

		68,580,640

Jersey - 0.6%

Man Group PLC	2,149,947	4,081,776

Malaysia - 2.3%

CIMB Group Holdings Bhd	12,857,491	14,772,080

Netherlands - 6.1%

Koninklijke Philips NV	207,390	8,914,669
NN Group NV	551,055	18,865,564
OCI NV†	694,128	11,695,002

		39,475,235

Norway - 3.1%

DNB ASA	1,197,896	20,038,646

Russia - 1.7%

Mobile TeleSystems PJSC ADR	1,151,012	11,164,816

Singapore - 2.5%

Keppel Corp., Ltd.#	3,530,300	16,138,862

South Korea - 3.8%

Hana Financial Group, Inc.	141,767	3,660,344
Samsung Electronics Co., Ltd.	250,895	11,350,495
SK Telecom Co., Ltd.	55,959	9,820,382

		24,831,221

Switzerland - 5.1%

LafargeHolcim, Ltd.	455,819	21,272,588
Novartis AG	136,356	11,446,982

		32,719,570

Thailand - 0.8%

Siam Commercial Bank PCL	1,753,000	4,847,069

United Kingdom - 14.3%

BP PLC	2,751,829	14,253,937
Fresnillo PLC#	697,690	5,404,335
John Wood Group PLC#	4,748,017	22,641,730
Kingfisher PLC	2,935,006	7,211,180
Melrose Industries PLC	5,790,308	15,801,563
Sensata Technologies Holding PLC†	101,705	4,149,564
Smiths Group PLC#	1,143,877	22,774,357

		92,236,666

United States - 4.8%

Berry Global Group, Inc.†	496,699	18,854,694
Gentex Corp.	448,441	11,973,375

		30,828,069

Total Long-Term Investment Securities
(cost $678,961,310)		606,975,859

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Registered Investment Companies - 6.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(1)	37,067,692	37,067,692
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2)	2,929,424	2,929,424

Total Short-Term Investment Securities
(cost $39,997,116)		39,997,116

TOTAL INVESTMENTS
(cost $718,958,426)	100.0%	646,972,975
Other assets less liabilities	0.0	237,854

NET ASSETS	100.0%	$647,210,829

†	Non-income producing security

#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 29, 2020.
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $18,653,040. This was secured by collateral of $2,929,424, which was received in cash and subsequently invested in short-term investments currently valued at $2,929,424 as reported in the Portfolio of Investments. Additional collateral of $17,446,921 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	04/16/2020	$48,878
United States Treasury Notes/Bonds	0.13% to 6.63%	04/15/2020 to 02/15/2050	17,398,043

ADR - American Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	16,881,000	USD	18,848,486	03/09/2020	$205,469	$—
	GBP	30,682,000	USD	40,500,016	03/09/2020	1,154,255	—
	USD	41,056,531	GBP	30,682,000	03/09/2020	—	(1,710,770)

Net Unrealized Appreciation (Depreciation)						$1,359,724	$(1,710,770)

EUR - Euro Currency

GBP - Pound Sterling

USD - United States Dollar

Industry Allocation*
Cellular Telecom	7.1%
Registered Investment Companies	6.2
Banks-Commercial	6.2
Medical-Drugs	5.0
Diversified Manufacturing Operations	4.5
Oil Companies-Integrated	4.1
Electronic Components-Misc.	3.7
Oil-Field Services	3.5
Computer Data Security	3.4
Building Products-Cement	3.3
Machinery-Electrical	3.1
Appliances	3.0
Insurance-Life/Health	2.9
Containers-Paper/Plastic	2.9
Building & Construction Products-Misc.	2.8
Building Products-Doors & Windows	2.6
Building-Heavy Construction	2.5
Wire & Cable Products	2.5
Investment Companies	2.5
Food-Misc./Diversified	2.4
Industrial Automated/Robotic	2.1
Communications Software	2.0
Diversified Minerals	2.0
Diversified Banking Institutions	2.0
E-Commerce/Products	1.9
Agricultural Chemicals	1.8
Electronic Components-Semiconductors	1.7
Retail-Drug Store	1.7
Enterprise Software/Service	1.4
Medical Products	1.4
Finance-Investment Banker/Broker	1.2
Banks-Mortgage	1.2
Retail-Building Products	1.1
Insurance-Reinsurance	1.0
Silver Mining	0.8
Food-Retail	0.6
Investment Management/Advisor Services	0.6
Diversified Financial Services	0.6
Aerospace/Defense	0.4
Sugar	0.3

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$121,354,607	$485,621,252	**	$—	$606,975,859
Short-Term Investment Securities	39,997,116	—		—	39,997,116

Total Investments at Value	$161,351,723	$485,621,252		$—	$646,972,975

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$1,359,724		$—	$1,359,724

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$1,710,770		$—	$1,710,770

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Aerospace/Defense - 1.9%

Boeing Co.	1,760	$484,193
Northrop Grumman Corp.	8,245	2,711,286
Spirit AeroSystems Holdings, Inc., Class A	1,114	58,864

		3,254,343

Aerospace/Defense-Equipment - 0.5%

L3Harris Technologies, Inc.	4,390	868,035

Agricultural Biotech - 0.7%

Corteva, Inc.	41,473	1,128,066

Applications Software - 6.1%

CDK Global, Inc.	15,825	728,267
Microsoft Corp.	59,525	9,643,645

		10,371,912

Building-Residential/Commercial - 0.3%

D.R. Horton, Inc.	10,795	575,050

Cable/Satellite TV - 2.6%

Comcast Corp., Class A	110,303	4,459,550

Cellular Telecom - 0.8%

T-Mobile US, Inc.†	15,990	1,441,658

Chemicals-Diversified - 0.2%

DuPont de Nemours, Inc.	9,348	401,029

Coatings/Paint - 0.6%

Sherwin-Williams Co.	1,978	1,022,131

Computer Aided Design - 0.3%

Autodesk, Inc.†	2,345	447,614

Computer Services - 1.1%

International Business Machines Corp.	14,230	1,852,034

Computers - 5.2%

Apple, Inc.	32,088	8,771,576

Cosmetics & Toiletries - 0.5%

Colgate-Palmolive Co.	12,830	866,923

Data Processing/Management - 3.5%

Fidelity National Information Services, Inc.	25,585	3,574,736
Fiserv, Inc.†	21,332	2,332,868

		5,907,604

Dental Supplies & Equipment - 0.9%

DENTSPLY SIRONA, Inc.	32,475	1,599,069

Diversified Banking Institutions - 5.7%

Citigroup, Inc.	53,516	3,396,125
JPMorgan Chase & Co.	42,938	4,985,531
Morgan Stanley	30,285	1,363,734

		9,745,390

Drug Delivery Systems - 1.2%

Becton Dickinson and Co.	8,585	2,041,685

E-Commerce/Products - 6.2%

Amazon.com, Inc.†	4,095	7,713,956
eBay, Inc.#	79,820	2,764,965

		10,478,921

E-Commerce/Services - 0.7%

Lyft, Inc., Class A†#	11,000	419,320
Uber Technologies, Inc.†	20,710	701,448

		1,120,768

Electric Products-Misc. - 1.0%

Emerson Electric Co.	25,485	1,633,843

Electric-Integrated - 0.8%

American Electric Power Co., Inc.	16,125	1,439,317

Electronic Components-Semiconductors - 1.7%

Intel Corp.	20,410	1,133,163
Marvell Technology Group, Ltd.	30,970	659,661
NVIDIA Corp.	4,120	1,112,689

		2,905,513

Electronic Forms - 1.5%

Adobe, Inc.†	7,180	2,477,962

Entertainment Software - 2.4%

Activision Blizzard, Inc.	42,339	2,461,166
Electronic Arts, Inc.†	15,760	1,597,591

		4,058,757

Finance-Credit Card - 2.4%

Mastercard, Inc., Class A	14,127	4,100,362

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	16,445	670,134

Food-Catering - 0.5%

Aramark	23,602	819,933

Food-Confectionery - 1.1%

Mondelez International, Inc., Class A	34,290	1,810,512

Food-Misc./Diversified - 0.9%

Conagra Brands, Inc.	54,691	1,459,703

Food-Wholesale/Distribution - 0.4%

Sysco Corp.	9,204	613,447

Gold Mining - 1.2%

Newmont Corp.	45,620	2,036,021

Industrial Gases - 0.8%

Air Products & Chemicals, Inc.	6,160	1,352,798

Instruments-Controls - 2.0%

Honeywell International, Inc.	21,141	3,428,436

Insurance Brokers - 0.9%

Aon PLC	7,327	1,524,016

Insurance-Property/Casualty - 4.3%

Berkshire Hathaway, Inc., Class B†	35,421	7,308,769

Internet Content-Entertainment - 3.1%

Facebook, Inc., Class A†	26,875	5,172,631

Internet Security - 0.5%

Palo Alto Networks, Inc.†#	4,355	804,020

Investment Management/Advisor Services - 1.5%

BlackRock, Inc.	5,437	2,517,385

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	5,660	703,198

Medical Instruments - 2.8%

Medtronic PLC	47,154	4,746,993

Medical Products - 1.1%

Abbott Laboratories	23,581	1,816,444

Medical-Biomedical/Gene - 0.6%

Alexion Pharmaceuticals, Inc.†	10,720	1,008,002

Medical-Drugs - 5.2%

Allergan PLC	14,150	2,697,980
Johnson & Johnson	30,383	4,085,906

Pfizer, Inc.	61,850	2,067,027

		8,850,913

Medical-HMO - 0.8%

Anthem, Inc.	5,419	1,393,171

Networking Products - 1.1%

Cisco Systems, Inc.	45,550	1,818,811

Oil Companies-Exploration & Production - 1.4%

Canadian Natural Resources, Ltd.	46,980	1,212,084
EOG Resources, Inc.	17,160	1,085,542

		2,297,626

Oil Companies-Integrated - 1.6%

Chevron Corp.	29,460	2,749,796

Oil Refining & Marketing - 0.2%

Marathon Petroleum Corp.	8,105	384,339

Oil-Field Services - 0.3%

Schlumberger, Ltd.	16,035	434,388

Pharmacy Services - 1.1%

Cigna Corp.	9,914	1,813,667

Real Estate Investment Trusts - 1.2%

American Tower Corp.	9,295	2,108,106

Retail-Building Products - 1.8%

Lowe’s Cos., Inc.	28,715	3,060,158

Retail-Restaurants - 0.8%

McDonald’s Corp.	7,360	1,429,091

Semiconductor Components-Integrated Circuits - 0.7%

NXP Semiconductors NV	11,065	1,257,980

Semiconductor Equipment - 1.1%

Lam Research Corp.	6,075	1,782,587

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	27,775	662,712

Telephone-Integrated - 2.1%

AT&T, Inc.	64,070	2,256,545
Verizon Communications, Inc.	25,418	1,376,639

		3,633,184

Textile-Home Furnishings - 0.2%

Mohawk Industries, Inc.†	2,685	325,288

Tobacco - 2.3%

Philip Morris International, Inc.	47,610	3,897,831

Transport-Rail - 0.7%

Union Pacific Corp.	7,520	1,201,771

Veterinary Diagnostics - 0.5%

Elanco Animal Health, Inc.†	32,620	893,788

Web Portals/ISP - 4.4%

Alphabet, Inc., Class A†	2,502	3,350,804
Alphabet, Inc., Class C†	3,073	4,115,761

		7,466,565

Total Long-Term Investment Securities
(cost $135,621,520)		168,223,326

REPURCHASE AGREEMENTS - 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, repurchased 03/02/2020 in the amount of $3,816,080 collateralized by $3,815,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and having an approximate value of $3,895,626 (cost $3,816,000)	$3,816,000	3,816,000

TOTAL INVESTMENTS
(cost $139,437,520)	101.5%	172,039,326
Liabilities in excess of other assets	(1.5)	(2,467,394)

NET ASSETS	100.0%	$169,571,932

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At February 29, 2020, the Fund had loaned securities with a total value of $1,756,969. This was secured by collateral of $1,820,155 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Notes/Bonds	0.00% to 8.00%	03/31/2020 to 02/15/2050	$1,820,155

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$168,223,326	$—	$—	$168,223,326
Repurchase Agreements	—	3,816,000	—	3,816,000

Total Investments at Value	$168,223,326	$3,816,000	$—	$172,039,326

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.5%
Aerospace/Defense-Equipment - 1.4%

United Technologies Corp.	52,973	$6,917,744

Apparel Manufacturers - 0.9%

VF Corp.	62,962	4,533,264

Applications Software - 5.8%

Microsoft Corp.	183,369	29,707,612

Athletic Footwear - 2.3%

adidas AG	8,140	2,267,957
NIKE, Inc., Class B	103,673	9,266,293

		11,534,250

Beverages-Non-alcoholic - 1.7%

PepsiCo, Inc.	64,799	8,555,412

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	287,808	11,636,077

Chemicals-Diversified - 1.1%

PPG Industries, Inc.	54,626	5,705,686

Chemicals-Specialty - 1.3%

Ecolab, Inc.	35,984	6,493,313

Coatings/Paint - 1.9%

Sherwin-Williams Co.	18,817	9,723,685

Commercial Services-Finance - 3.1%

Equifax, Inc.	54,505	7,741,890
Moody’s Corp.	32,559	7,815,137

		15,557,027

Computer Services - 5.1%

Accenture PLC, Class A	96,844	17,489,058
Cognizant Technology Solutions Corp., Class A	136,502	8,317,067

		25,806,125

Computers - 3.5%

Apple, Inc.	64,200	17,549,712

Consulting Services - 1.2%

Verisk Analytics, Inc.	37,996	5,893,560

Cosmetics & Toiletries - 3.1%

Colgate-Palmolive Co.	140,229	9,475,273
Estee Lauder Cos., Inc., Class A	34,715	6,373,674

		15,848,947

Data Processing/Management - 4.3%

Fidelity National Information Services, Inc.	84,905	11,862,927
Fiserv, Inc.†	93,068	10,177,916

		22,040,843

Diagnostic Equipment - 3.5%

Danaher Corp.	42,022	6,075,541
Thermo Fisher Scientific, Inc.	40,937	11,904,479

		17,980,020

Drug Delivery Systems - 2.4%

Becton Dickinson and Co.	50,978	12,123,588

E-Commerce/Products - 2.0%

Alibaba Group Holding, Ltd. ADR†	47,614	9,903,712

Electronic Components-Semiconductors - 2.0%

Texas Instruments, Inc.	89,708	10,239,271

Electronic Connectors - 2.9%

Amphenol Corp., Class A	85,053	7,797,659
TE Connectivity, Ltd.	82,348	6,824,179

		14,621,838

Electronic Measurement Instruments - 1.7%
Fortive Corp.	128,327	8,875,095

Entertainment Software - 1.5%
Electronic Arts, Inc.†	77,517	7,857,898

Finance-Credit Card - 4.8%
Mastercard, Inc., Class A	25,237	7,325,039
Visa, Inc., Class A	94,533	17,182,318

		24,507,357

Finance-Investment Banker/Broker - 1.5%
Charles Schwab Corp.	192,931	7,861,938

Food-Misc./Diversified - 1.2%
Nestle SA	58,503	6,061,317

Hotels/Motels - 2.8%
Marriott International, Inc., Class A	113,182	14,034,568

Instruments-Controls - 1.1%
Mettler-Toledo International, Inc.†	8,187	5,744,818

Instruments-Scientific - 1.7%
Waters Corp.†	45,370	8,842,159

Insurance Brokers - 4.2%
Aon PLC	72,400	15,059,200
Marsh & McLennan Cos., Inc.	61,289	6,408,378

		21,467,578

Machinery-General Industrial - 1.4%
Nordson Corp.	49,236	7,153,991

Medical Products - 3.0%
Abbott Laboratories	110,734	8,529,840
Stryker Corp.	34,613	6,596,892

		15,126,732

Medical-Drugs - 1.6%
Eli Lilly & Co.	12,304	1,551,904
Roche Holding AG	20,821	6,786,490

		8,338,394

Multimedia - 0.3%
Walt Disney Co.	13,669	1,608,158

Pharmacy Services - 0.9%
Cigna Corp.	24,867	4,549,169

Private Equity - 0.8%
Blackstone Group, Inc., Class A	77,376	4,165,924

Retail-Discount - 1.2%
Dollarama, Inc.	213,151	6,266,298

Retail-Major Department Stores - 2.0%
TJX Cos., Inc.	172,361	10,307,188

Retail-Restaurants - 1.0%
Starbucks Corp.	66,766	5,236,457

Semiconductor Components-Integrated Circuits - 2.3%
Analog Devices, Inc.	50,468	5,503,535
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	117,146	6,307,141

		11,810,676

Soap & Cleaning Preparation - 2.0%
Church & Dwight Co., Inc.	142,788	9,926,622

Textile-Apparel - 1.5%

LVMH Moet Hennessy Louis Vuitton SE	18,868	7,784,531

Transport-Rail - 2.7%

Canadian Pacific Railway, Ltd.	21,336	5,307,757
Union Pacific Corp.	53,913	8,615,836

		13,923,593

Web Portals/ISP - 6.5%

Alphabet, Inc., Class A†	24,788	33,197,329

Total Long-Term Investment Securities
(cost $362,558,060)		507,019,476

SHORT-TERM INVESTMENT SECURITIES - 0.1%
U.S. Government Agencies - 0.1%

Federal Home Loan Bank Disc. Notes 1.34% due 03/02/2020 (cost $411,985)	$412,000	412,000

TOTAL INVESTMENTS
(cost $362,970,045)	99.6%	507,431,476
Other assets less liabilities	0.4	1,966,354

NET ASSETS	100.0%	$509,397,830

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$484,119,180	$22,900,296	**	$—	$507,019,476
U.S. Government Agencies	—	412,000		—	412,000

Total Investments at Value	$484,119,180	$23,312,296		$—	$507,431,476

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.7%
Aerospace/Defense - 0.7%

Teledyne Technologies, Inc.†	64,568	$21,780,078

Airlines - 0.3%

JetBlue Airways Corp.†	511,120	8,065,474

Apparel Manufacturers - 0.7%

Carter’s, Inc.	78,160	7,149,295
Columbia Sportswear Co.	51,407	4,179,389
Deckers Outdoor Corp.†	49,530	8,608,314

		19,936,998

Applications Software - 0.8%

CDK Global, Inc.	214,930	9,891,079
PTC, Inc.†	184,028	13,903,315

		23,794,394

Auto/Truck Parts & Equipment-Original - 0.8%

Adient PLC†	154,115	3,687,972
Dana, Inc.	254,816	3,664,254
Delphi Technologies PLC†	152,387	2,151,704
Lear Corp.	97,424	10,833,549
Visteon Corp.†	49,511	3,220,196

		23,557,675

Banks-Commercial - 6.4%

Associated Banc-Corp	282,108	4,776,088
BancorpSouth Bank	169,882	4,157,013
Bank of Hawaii Corp.#	71,303	5,306,369
Bank OZK	214,021	5,433,993
Cathay General Bancorp	134,062	4,126,428
CIT Group, Inc.	167,703	6,659,486
Commerce Bancshares, Inc.#	183,614	11,207,799
Cullen/Frost Bankers, Inc.	100,799	7,901,634
East West Bancorp, Inc.	257,823	9,988,063
First Financial Bankshares, Inc.#	240,507	6,912,171
First Horizon National Corp.	550,930	7,343,897
FNB Corp.	575,265	5,804,424
Fulton Financial Corp.	290,571	4,198,751
Hancock Whitney Corp.	154,408	5,172,668
Home BancShares, Inc.	274,701	4,603,989
International Bancshares Corp.	101,574	3,463,673
PacWest Bancorp	212,155	6,712,584
Pinnacle Financial Partners, Inc.	127,422	6,707,494
Prosperity Bancshares, Inc.	167,138	10,797,115
Signature Bank	95,585	11,957,684
Synovus Financial Corp.	259,451	7,529,268
TCF Financial Corp.	271,600	9,897,104
Texas Capital Bancshares, Inc.†	89,091	4,194,404
Trustmark Corp.	113,769	3,060,386
UMB Financial Corp.	76,485	4,447,603
Umpqua Holdings Corp.	389,884	6,000,315
United Bankshares, Inc.	179,756	5,191,353
Valley National Bancorp	693,464	6,449,215
Webster Financial Corp.	162,939	6,186,794
Wintrust Financial Corp.	101,043	5,396,707

		191,584,472

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.#	113,903	4,896,690
EnerSys	74,865	4,610,187

		9,506,877

Brewery - 0.2%

Boston Beer Co., Inc., Class A†#	16,317	6,050,180

Building & Construction Products-Misc. - 0.9%

Louisiana-Pacific Corp.	207,945	5,916,035
Owens Corning	192,602	10,880,087
Trex Co., Inc.†	103,283	9,879,019

		26,675,141

Building & Construction-Misc. - 0.3%

EMCOR Group, Inc.	99,416	7,647,079

Building Products-Air & Heating - 0.5%

Lennox International, Inc.	62,079	14,162,082

Building Products-Cement - 0.5%

Eagle Materials, Inc.	73,706	5,817,614
MDU Resources Group, Inc.	354,771	9,837,800

		15,655,414

Building-Heavy Construction - 0.2%

Arcosa, Inc.	1	43
Dycom Industries, Inc.†	55,812	1,649,803
MasTec, Inc.†	106,762	5,239,879

		6,889,725

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.#	97,727	7,369,593

Building-Residential/Commercial - 0.7%

KB Home	151,674	4,943,056
Taylor Morrison Home Corp., Class A†	234,168	5,273,463
Toll Brothers, Inc.	213,712	7,913,755
TRI Pointe Group, Inc.†	246,515	3,779,075

		21,909,349

Cable/Satellite TV - 0.5%

Cable One, Inc.	8,898	13,996,732

Casino Hotels - 0.5%

Boyd Gaming Corp.	141,705	3,784,941
Caesars Entertainment Corp.†	988,157	12,559,475

		16,344,416

Casino Services - 0.3%

Eldorado Resorts, Inc.†#	115,658	5,803,718
Scientific Games Corp.†	95,757	1,746,608

		7,550,326

Chemicals-Diversified - 0.2%

Olin Corp.	282,690	4,576,751

Chemicals-Plastics - 0.1%

PolyOne Corp.	159,780	3,956,153

Chemicals-Specialty - 1.2%

Ashland Global Holdings, Inc.	106,631	7,628,382
Cabot Corp.	100,877	3,770,782
Chemours Co.	289,471	4,301,539
Ingevity Corp.†	74,048	3,335,122
Minerals Technologies, Inc.	61,709	2,768,883
NewMarket Corp.	13,074	5,080,426
Sensient Technologies Corp.	74,924	3,684,762
Valvoline, Inc.	333,547	6,504,166

		37,074,062

Coatings/Paint - 0.5%

RPM International, Inc.	229,593	14,719,207

Commercial Services - 0.6%

CoreLogic, Inc.	140,785	6,387,416
Healthcare Services Group, Inc.#	131,224	3,613,909
LiveRamp Holdings, Inc.†	119,853	4,247,590
WW International, Inc.†	82,241	2,467,230

		16,716,145

Commercial Services-Finance - 0.7%

Sabre Corp.	484,903	6,601,955
WEX, Inc.†	76,643	14,350,635

		20,952,590

Computer Services - 1.0%

CACI International, Inc., Class A†	44,336	10,863,207
MAXIMUS, Inc.	113,272	7,138,401
Perspecta, Inc.	243,452	6,078,996
Science Applications International Corp.	86,868	6,960,733

		31,041,337

Computer Software - 0.4%

j2 Global, Inc.†#	81,961	7,157,654
Teradata Corp.†	199,176	3,971,570

		11,129,224

Computers-Integrated Systems - 0.3%

NCR Corp.†	225,910	5,692,932
NetScout Systems, Inc.†	116,598	2,996,569

		8,689,501

Computers-Other - 0.4%

Lumentum Holdings, Inc.†	136,679	10,636,360

Consulting Services - 0.3%

FTI Consulting, Inc.†	66,624	7,501,196

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	44,552	7,333,259

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	46,489	1,642,921
O-I Glass, Inc.	275,538	2,975,810
Silgan Holdings, Inc.	137,277	3,930,241

		8,548,972

Containers-Paper/Plastic - 0.3%

Sonoco Products Co.	177,219	8,543,728

Cosmetics & Toiletries - 0.1%

Edgewell Personal Care Co.†	95,971	2,913,680

Data Processing/Management - 0.8%

CommVault Systems, Inc.†	74,455	3,104,774
Fair Isaac Corp.†	51,276	19,281,314

		22,386,088

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	152,521	3,628,475

Diagnostic Equipment - 0.2%

Repligen Corp.†	82,951	7,100,606

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	34,039	6,665,177

Distribution/Wholesale - 1.0%

KAR Auction Services, Inc.#	227,987	4,388,750
Pool Corp.	70,885	14,953,899
Resideo Technologies, Inc.†	217,444	2,337,523
Watsco, Inc.	57,802	9,073,758

		30,753,930

Diversified Manufacturing Operations - 0.9%

Carlisle Cos., Inc.	100,337	14,577,963
ITT, Inc.	155,269	9,339,430
Trinity Industries, Inc.	173,767	3,536,159

		27,453,552

E-Commerce/Products - 0.4%

Etsy, Inc.†	209,779	12,127,324

E-Commerce/Services - 0.4%

GrubHub, Inc.†#	161,906	7,789,297
TripAdvisor, Inc.	186,024	4,362,263

		12,151,560

Electric Products-Misc. - 0.2%

Littelfuse, Inc.	43,125	6,886,200

Electric-Integrated - 1.9%

ALLETE, Inc.	91,476	6,310,929
Black Hills Corp.	108,802	7,855,504
Hawaiian Electric Industries, Inc.#	192,932	8,265,207
IDACORP, Inc.	89,226	8,622,801
NorthWestern Corp.	89,314	6,282,347
OGE Energy Corp.	354,403	13,502,754
PNM Resources, Inc.	141,024	6,639,410

		57,478,952

Electronic Components-Misc. - 1.5%

Gentex Corp.	447,876	11,958,289
Hubbell, Inc.	96,288	12,829,413
Jabil, Inc.	245,946	7,882,570
nVent Electric PLC	275,515	6,615,115
Vishay Intertechnology, Inc.	234,316	4,381,709

		43,667,096

Electronic Components-Semiconductors - 1.7%

Cree, Inc.†	190,696	8,529,832
Cypress Semiconductor Corp.	653,856	15,097,535
Monolithic Power Systems, Inc.	71,523	11,346,409
Semtech Corp.†	117,286	4,631,624
Silicon Laboratories, Inc.†	76,790	6,809,737
Synaptics, Inc.†	59,247	3,913,265

		50,328,402

Electronic Measurement Instruments - 0.9%

National Instruments Corp.	208,831	8,411,713
Trimble, Inc.†	441,081	17,413,878

		25,825,591

Electronic Parts Distribution - 1.1%

Arrow Electronics, Inc.†	144,202	9,670,186
Avnet, Inc.	178,749	5,484,020
SYNNEX Corp.	72,341	9,044,795
Tech Data Corp.†	62,715	8,929,989

		33,128,990

Electronics-Military - 0.2%

Mercury Systems, Inc.†	98,326	7,223,028

Energy-Alternate Sources - 0.6%
First Solar, Inc.†	134,365	6,149,886
SolarEdge Technologies, Inc.†	86,064	10,733,902

		16,883,788

Engineering/R&D Services - 0.7%

AECOM†	278,114	12,498,443
Fluor Corp.	248,172	2,312,963
KBR, Inc.	250,898	6,513,312

		21,324,718

Enterprise Software/Service - 1.8%

ACI Worldwide, Inc.†	204,663	5,703,958
Blackbaud, Inc.#	87,082	5,904,160
Ceridian HCM Holding, Inc.†#	178,435	12,620,707
Manhattan Associates, Inc.†	113,134	7,620,706
Tyler Technologies, Inc.†	69,023	21,628,357

		53,477,888

Environmental Consulting & Engineering - 0.3%

Tetra Tech, Inc.	96,646	7,815,762

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	224,071	10,101,121

Finance-Consumer Loans - 0.5%

LendingTree, Inc.†#	13,578	3,745,084
Navient Corp.	344,376	3,867,343
SLM Corp.	747,431	7,750,859

		15,363,286

Finance-Investment Banker/Broker - 0.7%

Evercore, Inc., Class A	69,200	4,610,104
Interactive Brokers Group, Inc., Class A#	135,881	6,943,519
Jefferies Financial Group, Inc.	423,492	8,347,027

		19,900,650

Finance-Other Services - 0.4%

SEI Investments Co.	223,458	12,225,387

Firearms & Ammunition - 0.3%

Axon Enterprise, Inc.†	105,061	8,128,570

Food-Baking - 0.2%

Flowers Foods, Inc.	340,773	7,336,843

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	29,705	952,936

Food-Misc./Diversified - 1.1%

Hain Celestial Group, Inc.†#	142,233	3,375,189
Ingredion, Inc.	118,203	9,846,310
Lancaster Colony Corp.	35,036	5,060,950
Post Holdings, Inc.†	117,673	11,915,568
TreeHouse Foods, Inc.†	99,523	3,792,822

		33,990,839

Food-Retail - 0.1%

Sprouts Farmers Market, Inc.†	209,160	3,342,377

Footwear & Related Apparel - 0.3%

Skechers U.S.A., Inc., Class A†	237,089	7,842,904

Funeral Services & Related Items - 0.5%

Service Corp. International	323,609	15,465,274

Garden Products - 0.7%

Scotts Miracle-Gro Co.	70,148	7,434,986
Toro Co.	188,734	13,481,270

		20,916,256

Gas-Distribution - 1.5%

National Fuel Gas Co.#	152,835	5,595,289
New Jersey Resources Corp.	169,084	5,970,356
ONE Gas, Inc.	93,368	7,669,247
Southwest Gas Holdings, Inc.	96,713	6,255,397
Spire, Inc.	90,252	6,773,413
UGI Corp.	370,045	13,336,422

		45,600,124

Gold Mining - 0.4%

Royal Gold, Inc.	116,128	11,202,868

Hazardous Waste Disposal - 0.5%

Clean Harbors, Inc.†	90,903	6,319,577
Stericycle, Inc.†#	161,338	9,265,641

		15,585,218

Health Care Cost Containment - 0.3%

HealthEquity, Inc.†	125,488	8,908,393

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†	80,442	6,013,039

Hotels/Motels - 0.7%

Choice Hotels International, Inc.	56,241	5,133,678
Wyndham Destinations, Inc.	160,587	6,407,421
Wyndham Hotels & Resorts, Inc.	168,489	8,584,515

		20,125,614

Human Resources - 0.6%

ASGN, Inc.†	93,480	4,740,371
Insperity, Inc.	66,566	4,477,895
ManpowerGroup, Inc.	104,390	7,927,376

		17,145,642

Industrial Automated/Robotic - 0.5%

Cognex Corp.	302,565	13,476,245

Instruments-Controls - 0.3%

Woodward, Inc.	99,833	10,302,766

Insurance Brokers - 0.6%

Brown & Brown, Inc.	414,019	17,806,957

Insurance-Life/Health - 0.7%

Brighthouse Financial, Inc.†	193,447	6,933,140
CNO Financial Group, Inc.	267,587	4,286,744
Primerica, Inc.	73,226	8,152,983

		19,372,867

Insurance-Multi-line - 0.8%

American Financial Group, Inc.	132,512	12,246,759
Genworth Financial, Inc., Class A†	891,095	3,475,271
Kemper Corp.	110,916	7,635,457

		23,357,487

Insurance-Property/Casualty - 2.0%

Alleghany Corp.	25,482	17,130,274
First American Financial Corp.	198,886	11,356,391
Hanover Insurance Group, Inc.	69,742	8,267,217

Mercury General Corp.	48,022	2,079,833
Old Republic International Corp.	505,210	9,962,741
RLI Corp.	70,648	5,678,686
Selective Insurance Group, Inc.	105,169	5,866,327

		60,341,469

Insurance-Reinsurance - 0.9%

Reinsurance Group of America, Inc.	110,850	13,527,025
RenaissanceRe Holdings, Ltd.	78,187	13,323,065

		26,850,090

Internet Content-Information/News - 0.1%

Yelp, Inc.†	113,103	3,536,731

Investment Management/Advisor Services - 1.3%

Affiliated Managers Group, Inc.	87,234	6,561,742
Eaton Vance Corp.	200,316	8,265,038
Federated Hermes, Inc.	170,094	4,907,212
Janus Henderson Group PLC	275,508	5,840,770
Legg Mason, Inc.	144,460	7,196,997
Stifel Financial Corp.	121,053	6,590,125

		39,361,884

Lasers-System/Components - 0.3%

Coherent, Inc.†	42,760	5,503,639
II-VI, Inc.†#	154,410	4,584,433

		10,088,072

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	70,151	7,215,732
Universal Display Corp.	75,067	11,919,889

		19,135,621

Machine Tools & Related Products - 0.6%

Colfax Corp.†	148,023	4,954,330
Kennametal, Inc.	146,695	4,078,121
Lincoln Electric Holdings, Inc.	108,262	8,865,575

		17,898,026

Machinery-Construction & Mining - 0.4%

Oshkosh Corp.	120,492	8,693,498
Terex Corp.	116,135	2,556,131

		11,249,629

Machinery-Electrical - 0.2%

Regal Beloit Corp.	72,486	5,627,813

Machinery-Farming - 0.2%

AGCO Corp.	110,978	6,706,401

Machinery-General Industrial - 0.6%

Crane Co.	90,262	6,133,303
Nordson Corp.	90,587	13,162,291

		19,295,594

Machinery-Pumps - 0.8%

Curtiss-Wright Corp.	75,579	9,064,945
Graco, Inc.	295,276	14,563,013

		23,627,958

Medical Information Systems - 0.1%

Allscripts Healthcare Solutions, Inc.†	287,462	2,167,463

Medical Instruments - 1.0%

Bio-Techne Corp.	67,476	12,745,542
Cantel Medical Corp.#	66,335	4,185,738
Integra LifeSciences Holdings Corp.†	126,178	6,573,874
NuVasive, Inc.†	92,195	6,067,353

		29,572,507

Medical Labs & Testing Services - 1.2%

Catalent, Inc.†	273,987	14,118,550
Charles River Laboratories International, Inc.†	86,467	13,451,671
MEDNAX, Inc.†	149,246	2,550,614
Syneos Health, Inc.†	110,260	6,984,971

		37,105,806

Medical Products - 2.7%

Avanos Medical, Inc.†	84,856	2,750,183
Globus Medical, Inc., Class A†	136,277	6,163,809
Haemonetics Corp.†	89,732	9,720,667
Hill-Rom Holdings, Inc.	118,199	11,353,014
LivaNova PLC†	85,690	5,974,307
Masimo Corp.†	86,858	14,186,517
Penumbra, Inc.†#	56,869	9,432,292
West Pharmaceutical Services, Inc.	130,998	19,723,059

		79,303,848

Medical-Biomedical/Gene - 1.6%

Arrowhead Pharmaceuticals, Inc.†	177,233	6,266,959
Bio-Rad Laboratories, Inc., Class A†	38,255	13,466,525
Exelixis, Inc.†	537,946	10,000,416
Ligand Pharmaceuticals, Inc.†#	31,095	2,910,492
Nektar Therapeutics†#	311,462	6,481,524
United Therapeutics Corp.†	77,689	7,998,860

		47,124,776

Medical-Drugs - 0.5%

PRA Health Sciences, Inc.†	111,978	10,548,327
Prestige Consumer Healthcare, Inc.†#	88,935	3,322,612

		13,870,939

Medical-HMO - 0.5%

Molina Healthcare, Inc.†	111,008	13,604,030

Medical-Hospitals - 0.3%

Acadia Healthcare Co., Inc.†#	156,809	4,641,546
Tenet Healthcare Corp.†	183,941	4,833,970

		9,475,516

Medical-Outpatient/Home Medical - 0.7%

Amedisys, Inc.†	57,106	9,937,015
Chemed Corp.	28,343	11,836,604

		21,773,619

Metal Processors & Fabrication - 0.2%

Timken Co.	120,022	5,381,786

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	65,347	2,078,035

Miscellaneous Manufacturing - 0.4%

AptarGroup, Inc.	113,180	11,439,103

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	98,343	2,411,370

Multimedia - 0.6%

FactSet Research Systems, Inc.	67,180	17,869,208

Networking Products - 0.2%

LogMeIn, Inc.	86,425	7,366,435

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	104,560	3,580,134
HNI Corp.	75,818	2,489,105

		6,069,239

Oil & Gas Drilling - 0.2%

Patterson-UTI Energy, Inc.	344,428	1,973,573
Transocean, Ltd.†#	1,018,278	3,411,231

		5,384,804

Oil Companies-Exploration & Production - 0.5%

Chesapeake Energy Corp.†#	2,075,855	570,860
CNX Resources Corp.†	330,344	1,754,127
EQT Corp.	452,604	2,656,785
Matador Resources Co.†#	194,117	1,871,288
WPX Energy, Inc.†	737,821	6,883,870

		13,736,930

Oil Companies-Integrated - 0.2%

Murphy Oil Corp.#	264,450	4,984,882

Oil Refining & Marketing - 0.3%

Murphy USA, Inc.†	51,192	4,991,220
PBF Energy, Inc., Class A	180,352	4,038,081

		9,029,301

Oil-Field Services - 0.2%

Apergy Corp.†	137,139	2,550,785
Core Laboratories NV	78,564	2,108,658
NOW, Inc.†	192,626	1,700,888

		6,360,331

Paper & Related Products - 0.1%

Domtar Corp.	101,399	2,917,249

Pastoral & Agricultural - 0.3%

Darling Ingredients, Inc.†	289,843	7,448,965

Physical Therapy/Rehabilitation Centers - 0.4%

Encompass Health Corp.	174,567	13,064,594

Pipelines - 0.2%

Antero Midstream Corp.#	525,857	2,292,736
Equitrans Midstream Corp.#	360,810	2,547,319

		4,840,055

Poultry - 0.2%

Pilgrim’s Pride Corp.†	92,789	1,963,415
Sanderson Farms, Inc.	34,907	4,313,109

		6,276,524

Power Converter/Supply Equipment - 0.4%

Generac Holdings, Inc.†	110,728	11,403,877

Printing-Commercial - 0.1%

Deluxe Corp.	74,540	2,482,182

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A	77,454	2,880,514

Publishing-Newspapers - 0.5%

New York Times Co., Class A	254,511	9,533,982
TEGNA, Inc.	384,019	5,499,152

		15,033,134

Publishing-Periodicals - 0.1%

Meredith Corp.#	71,169	1,875,303

Quarrying - 0.1%

Compass Minerals International, Inc.	59,990	3,272,454

Racetracks - 0.5%

Churchill Downs, Inc.	62,763	7,885,543
Penn National Gaming, Inc.†	192,906	5,704,231

		13,589,774

Real Estate Investment Trusts - 9.9%

American Campus Communities, Inc.	243,269	10,567,605
Brixmor Property Group, Inc.	527,323	9,602,552
Camden Property Trust	171,437	18,168,893
CoreCivic, Inc.	210,854	3,122,748
CoreSite Realty Corp.	66,723	6,921,177
Corporate Office Properties Trust	198,395	5,027,329
Cousins Properties, Inc.	259,836	9,273,547
CyrusOne, Inc.	200,416	12,141,201
Diversified Healthcare Trust	421,189	2,649,279
Douglas Emmett, Inc.	291,821	11,141,726
EastGroup Properties, Inc.	68,003	8,550,017
EPR Properties	138,906	8,228,791
First Industrial Realty Trust, Inc.	224,763	8,653,376
GEO Group, Inc.	214,712	3,143,384
Healthcare Realty Trust, Inc.	236,774	8,121,348
Highwoods Properties, Inc.	183,674	8,243,289
JBG SMITH Properties#	208,970	7,665,020
Kilroy Realty Corp.	172,674	12,551,673
Lamar Advertising Co., Class A	152,279	12,751,843
Life Storage, Inc.	82,592	8,912,503
Macerich Co.#	195,081	3,983,554
Mack-Cali Realty Corp.	160,322	3,042,912
Medical Properties Trust, Inc.	916,104	19,357,278
National Retail Properties, Inc.	303,877	15,452,145
Omega Healthcare Investors, Inc.	386,848	15,319,181
Park Hotels & Resorts, Inc.	423,824	7,739,026
Pebblebrook Hotel Trust	231,282	4,674,209
PotlatchDeltic Corp.	119,012	4,372,501
PS Business Parks, Inc.	35,460	5,267,583
Rayonier, Inc.	228,943	6,073,858
Sabra Health Care REIT, Inc.	342,937	6,704,418
Service Properties Trust	291,355	5,267,698
Spirit Realty Capital, Inc.	176,567	8,033,799
Taubman Centers, Inc.	108,387	5,642,627
Urban Edge Properties	203,889	3,303,002
Weingarten Realty Investors	214,141	5,766,817

		295,437,909

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	91,240	13,482,535

Recreational Vehicles - 0.5%

Brunswick Corp.	144,423	7,683,304
Polaris, Inc.	101,806	8,402,049

		16,085,353

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	118,890	4,675,943
Avis Budget Group, Inc.†	100,642	3,258,285

		7,934,228

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.	66,246	6,411,288
Six Flags Entertainment Corp.	139,171	3,518,243

		9,929,531

Retail-Apparel/Shoe - 0.5%

American Eagle Outfitters, Inc.	281,193	3,621,766
Foot Locker, Inc.	189,508	6,869,665
Urban Outfitters, Inc.†	124,891	2,936,187

		13,427,618

Retail-Automobile - 0.1%

AutoNation, Inc.†	104,244	4,454,346

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.#	224,079	2,422,294

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	79,750	4,930,145

Retail-Convenience Store - 0.4%

Casey’s General Stores, Inc.	65,123	10,616,351

Retail-Discount - 0.3%

BJ’s Wholesale Club Holdings, Inc.†#	216,291	4,165,765
Ollie’s Bargain Outlet Holdings, Inc.†#	96,820	4,925,233

		9,090,998

Retail-Home Furnishings - 0.5%

RH†	28,925	5,246,995
Williams-Sonoma, Inc.#	137,409	8,572,948

		13,819,943

Retail-Misc./Diversified - 0.4%

Five Below, Inc.†	98,567	9,556,071
Sally Beauty Holdings, Inc.†#	205,950	2,562,018

		12,118,089

Retail-Pawn Shops - 0.2%

FirstCash, Inc.	75,561	5,812,152

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	115,774	3,274,089

Retail-Regional Department Stores - 0.0%

Dillard’s, Inc., Class A#	17,452	982,373

Retail-Restaurants - 2.1%

Brinker International, Inc.#	66,164	2,272,733
Cheesecake Factory, Inc.#	72,701	2,590,337
Cracker Barrel Old Country Store, Inc.#	42,597	6,105,428
Domino’s Pizza, Inc.	68,459	23,239,092
Dunkin’ Brands Group, Inc.	146,670	9,756,488
Jack in the Box, Inc.	41,875	2,883,513
Papa John’s International, Inc.	39,026	2,248,288
Texas Roadhouse, Inc.	115,512	6,494,085
Wendy’s Co.	325,830	6,151,670

		61,741,634

Retail-Sporting Goods - 0.1%

Dick’s Sporting Goods, Inc.	112,594	4,099,548

Rubber-Tires - 0.1%

Goodyear Tire & Rubber Co.	411,744	3,987,741

Savings & Loans/Thrifts - 0.6%

New York Community Bancorp, Inc.	827,424	8,944,453
Sterling Bancorp	357,713	5,930,882
Washington Federal, Inc.	138,708	4,159,853

		19,035,188

Schools - 0.5%

Adtalem Global Education, Inc.†	95,596	2,951,049
Graham Holdings Co., Class B	7,701	3,872,679
Grand Canyon Education, Inc.†	85,380	6,888,458

		13,712,186

Security Services - 0.2%

Brink’s Co.	88,567	6,933,910

Semiconductor Components-Integrated Circuits - 0.2%

Cirrus Logic, Inc.†	102,331	7,024,000

Semiconductor Equipment - 1.2%

Cabot Microelectronics Corp.	51,527	7,176,681
MKS Instruments, Inc.	96,508	9,669,136
Teradyne, Inc.	296,689	17,433,446

		34,279,263

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc.	38,111	4,429,260

Steel-Producers - 1.1%

Carpenter Technology Corp.	84,486	3,104,860
Commercial Metals Co.	210,064	3,835,769
Reliance Steel & Aluminum Co.	118,013	12,071,550
Steel Dynamics, Inc.	381,448	10,157,960
United States Steel Corp.#	301,045	2,414,381

		31,584,520

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†#	223,228	3,814,967

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	273,882	10,530,763

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	173,156	3,487,362

Television - 0.2%

AMC Networks, Inc., Class A†	78,031	2,418,961
World Wrestling Entertainment, Inc., Class A#	84,020	3,929,615

		6,348,576

Theaters - 0.2%

Cinemark Holdings, Inc.#	188,740	4,899,690

Tools-Hand Held - 0.3%

MSA Safety, Inc.	63,097	7,677,012

Toys - 0.2%

Mattel, Inc.†#	613,843	7,237,209

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	62,143	4,445,089

Transport-Marine - 0.2%

Kirby Corp.†	106,133	6,765,979

Transport-Services - 0.1%

Ryder System, Inc.	94,351	3,589,112

Transport-Truck - 1.0%

Knight-Swift Transportation Holdings, Inc.	217,527	6,947,812
Landstar System, Inc.	69,867	7,054,471
Werner Enterprises, Inc.	78,416	2,634,778
XPO Logistics, Inc.†#	163,413	12,087,660

		28,724,721

Water - 0.6%

Essential Utilities, Inc.	382,137	16,435,712

Wire & Cable Products - 0.1%

Belden, Inc.	68,409	2,731,571

Wireless Equipment - 0.3%

InterDigital, Inc.	55,120	2,915,297
ViaSat, Inc.†	102,105	5,871,037

		8,786,334

Total Long-Term Investment Securities
(cost $2,394,565,910)		2,848,612,102

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2)	32,228,007	32,228,007

U.S. Government Treasuries - 0.2%

United States Treasury Bills Disc. Notes 1.53% due 04/02/2020(3)	$500,000	499,399
1.53% due 07/16/2020(3)	3,500,000	3,484,613
1.54% due 03/26/2020(3)	400,000	399,632
1.55% due 05/07/2020(3)	2,700,000	2,693,564
1.55% due 07/02/2020(3)	350,000	348,566

		7,425,774

Total Short-Term Investment Securities
(cost $39,647,127)		39,653,781

REPURCHASE AGREEMENTS - 4.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $121,913,540 collateralized by $120,545,000 of United States Treasury Notes, bearing interest at 2.63% due 12/15/2021 and having an approximate value of $124,350,847 (cost $121,911,000)	121,911,000	121,911,000

TOTAL INVESTMENTS
(cost $2,556,124,037)	101.1%	3,010,176,883
Liabilities in excess of other assets	(1.1)	(34,178,024)

NET ASSETS	100.0%	$2,975,998,859

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At February 29, 2020, the Fund had loaned securities with a total value of $137,917,526. This was secured by collateral of $32,228,007, which was received in cash and subsequently invested in short-term investments currently valued at $32,228,007 as reported in the Portfolio of Investments. Additional collateral of $112,629,203 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$5,409,118
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	5,026,287
Government National Mtg. Assoc.	2.50%	09/20/2046 to 09/20/2046	1,669,463
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	1,710,154
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2020 to 02/15/2050	98,814,181

(2)	The rate shown is the 7-day yield as of February 29, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

719	Long	S&P Mid Cap 400 E-Mini Index	March 2020	$147,025,752	$130,297,180	$(16,728,572)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,848,612,102	$—	$—	$2,848,612,102
Short-Term Investment Securities:
Registered Investment Companies	32,228,007	—	—	32,228,007
U.S. Government Treasuries	—	7,425,774	—	7,425,774
Repurchase Agreements	—	121,911,000	—	121,911,000

Total Investments at Value	$2,880,840,109	$129,336,774	$—	$3,010,176,883

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$16,728,572	$—	$—	$16,728,572

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.6%
Advertising Services - 0.6%

Trade Desk, Inc., Class A†#	6,101	$1,752,512

Aerospace/Defense - 0.8%

Teledyne Technologies, Inc.†	7,618	2,569,704

Aerospace/Defense-Equipment - 2.2%

HEICO Corp., Class A	19,965	1,763,509
L3Harris Technologies, Inc.	25,733	5,088,186

		6,851,695

Airlines - 0.9%

Ryanair Holdings PLC ADR†	19,348	1,386,864
Southwest Airlines Co.	32,504	1,501,360

		2,888,224

Apparel Manufacturers - 1.1%

Gildan Activewear, Inc.	87,484	2,118,862
VF Corp.	17,445	1,256,040

		3,374,902

Applications Software - 0.0%

Intuit, Inc.	33	8,773

Auction Houses/Art Dealers - 0.7%

Ritchie Bros. Auctioneers, Inc.	54,653	2,169,724

Audio/Video Products - 0.7%

Dolby Laboratories, Inc., Class A	30,476	2,002,273

Auto/Truck Parts & Equipment-Original - 0.2%

Visteon Corp.†#	11,494	747,570

Banks-Commercial - 0.3%

SVB Financial Group†	4,307	896,545

Broadcast Services/Program - 0.3%

Liberty Media Corp. - Liberty Formula One, Series C†	26,352	1,029,309

Building & Construction-Misc. - 0.4%

Frontdoor, Inc.†	26,393	1,119,063

Building-Maintenance & Services - 0.6%

ServiceMaster Global Holdings, Inc.†	52,786	1,888,155

Chemicals-Diversified - 0.5%

FMC Corp.	17,954	1,671,517

Commercial Services - 1.3%

CoStar Group, Inc.†	3,625	2,420,014
Edenred	33,361	1,751,529

		4,171,543

Commercial Services-Finance - 5.5%

Clarivate Analytics PLC†	72,755	1,479,837
Equifax, Inc.	12,934	1,837,145
Euronet Worldwide, Inc.†	6,842	848,682
Global Payments, Inc.	23,489	4,321,271
IHS Markit, Ltd.	18,510	1,318,653
Repay Holdings Corp.†	72,110	1,264,088
WEX, Inc.†	32,029	5,997,110

		17,066,786

Computer Services - 2.2%

Amdocs, Ltd.	47,122	3,004,028
EPAM Systems, Inc.†	16,485	3,679,452

		6,683,480

Computer Software - 2.2%

Splunk, Inc.†	20,423	3,008,921
SS&C Technologies Holdings, Inc.	68,496	3,801,528

		6,810,449

Consulting Services - 2.6%

Booz Allen Hamilton Holding Corp.	32,600	2,324,380
Verisk Analytics, Inc.	37,921	5,881,926

		8,206,306

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	37,840	2,667,720

Containers-Paper/Plastic - 0.6%

Sealed Air Corp.	58,210	1,764,345

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†	32,180	1,199,027
Royal Caribbean Cruises, Ltd.	14,203	1,142,063

		2,341,090

Data Processing/Management - 3.0%

Broadridge Financial Solutions, Inc.	26,632	2,779,315
Fidelity National Information Services, Inc.	47,229	6,598,836

		9,378,151

Decision Support Software - 0.4%

MSCI, Inc.	3,855	1,138,921

Dental Supplies & Equipment - 0.4%

DENTSPLY SIRONA, Inc.	24,823	1,222,285

Diagnostic Kits - 0.7%

IDEXX Laboratories, Inc.†	8,190	2,084,437

Disposable Medical Products - 0.9%

ICU Medical, Inc.†	6,402	1,253,576
Teleflex, Inc.	4,872	1,632,217

		2,885,793

Distribution/Wholesale - 0.4%

Ferguson PLC	14,883	1,300,006

Diversified Manufacturing Operations - 1.3%

Carlisle Cos., Inc.	11,420	1,659,212
Parker-Hannifin Corp.	5,965	1,102,153
Trane Technologies PLC	9,393	1,212,073

		3,973,438

Drug Delivery Systems - 1.9%

DexCom, Inc.†	21,826	6,023,976

E-Commerce/Products - 0.2%

Wayfair, Inc., Class A†#	8,433	533,050

Electric Products-Misc. - 0.8%

AMETEK, Inc.	27,583	2,372,138

Electronic Components-Misc. - 1.8%

Flex, Ltd.†	172,800	1,919,808
Sensata Technologies Holding PLC†	90,606	3,696,725

		5,616,533

Electronic Components-Semiconductors - 4.3%

Advanced Micro Devices, Inc.†	64,320	2,925,273
IPG Photonics Corp.†	3,945	503,540
Microchip Technology, Inc.#	47,249	4,285,957
Monolithic Power Systems, Inc.	10,912	1,731,080
ON Semiconductor Corp.†	152,309	2,842,086
Xilinx, Inc.	12,511	1,044,543

		13,332,479

Electronic Connectors - 1.5%

TE Connectivity, Ltd.	55,244	4,578,070

Electronic Measurement Instruments - 2.3%

Agilent Technologies, Inc.	21,714	1,673,498
Keysight Technologies, Inc.†	19,690	1,865,825
National Instruments Corp.	60,076	2,419,861
Trimble, Inc.†	30,002	1,184,479

		7,143,663

Enterprise Software/Service - 4.4%

Atlassian Corp. PLC, Class A†	31,097	4,507,821
Ceridian HCM Holding, Inc.†#	30,250	2,139,583
Constellation Software, Inc.	5,181	5,278,193
Workday, Inc., Class A†	10,609	1,838,009

		13,763,606

Entertainment Software - 1.9%

Take-Two Interactive Software, Inc.†	28,870	3,102,948
Zynga, Inc., Class A†	396,917	2,663,313

		5,766,261

Finance-Consumer Loans - 0.3%

Synchrony Financial	33,729	981,514

Finance-Investment Banker/Broker - 1.8%

TD Ameritrade Holding Corp.	86,578	3,656,189
Tradeweb Markets, Inc.	42,100	2,030,062

		5,686,251

Finance-Other Services - 0.4%

Cboe Global Markets, Inc.	11,902	1,356,828

Food-Catering - 0.5%

Aramark	45,984	1,597,484

Food-Misc./Diversified - 1.0%

Lamb Weston Holdings, Inc.	23,885	2,075,368
Simply Good Foods Co.†	41,140	907,548

		2,982,916

Food-Wholesale/Distribution - 0.6%

Grocery Outlet Holding Corp.†	62,625	1,982,081

Hazardous Waste Disposal - 0.6%

Clean Harbors, Inc.†	26,665	1,853,751

Instruments-Scientific - 1.7%

PerkinElmer, Inc.	39,278	3,395,191
Waters Corp.†	10,225	1,992,750

		5,387,941

Insurance Brokers - 2.8%

Aon PLC	20,125	4,186,000
Arthur J. Gallagher & Co.	25,285	2,465,035
Willis Towers Watson PLC	11,282	2,135,118

		8,786,153

Insurance-Property/Casualty - 2.8%

Intact Financial Corp.	32,362	3,507,802
James River Group Holdings, Ltd.	52,540	2,123,142
WR Berkley Corp.	46,051	3,091,864

		8,722,808

Investment Management/Advisor Services - 1.3%

LPL Financial Holdings, Inc.	49,092	3,901,832

Machinery-General Industrial - 1.1%

Middleby Corp.†	11,741	1,312,761
Westinghouse Air Brake Technologies Corp.#	32,617	2,240,788

		3,553,549

Medical Instruments - 1.8%

Boston Scientific Corp.†	101,097	3,780,017
Edwards Lifesciences Corp.†	8,122	1,663,710

		5,443,727

Medical Labs & Testing Services - 2.2%

Catalent, Inc.†	81,566	4,203,096
IQVIA Holdings, Inc.†	19,021	2,653,239

		6,856,335

Medical Products - 3.9%

Cooper Cos., Inc.	17,514	5,684,519
Haemonetics Corp.†	16,010	1,734,363
STERIS PLC	22,114	3,507,723
Varian Medical Systems, Inc.†	8,925	1,097,507

		12,024,112

Medical-Biomedical/Gene - 0.0%

Sage Therapeutics, Inc.†#	2,815	132,305

Medical-Drugs - 1.2%

Bristol-Myers Squibb Co.	16,783	991,204
Bristol-Myers Squibb Co. CVR†	16,783	56,223
Horizon Therapeutics PLC†	43,130	1,475,909
PRA Health Sciences, Inc.†	14,100	1,328,220

		3,851,556

Metal Processors & Fabrication - 0.6%

Rexnord Corp.	68,378	1,993,902

Non-Hazardous Waste Disposal - 0.9%

Waste Connections, Inc.	27,541	2,657,431

Printing-Commercial - 0.8%

Cimpress PLC†#	21,899	2,549,263

Real Estate Investment Trusts - 2.9%

Crown Castle International Corp.	27,509	3,941,765
Lamar Advertising Co., Class A	46,752	3,915,012
Terreno Realty Corp.	22,680	1,244,452

		9,101,229

Real Estate Management/Services - 0.5%

CBRE Group, Inc., Class A†	27,776	1,559,345

Rental Auto/Equipment - 0.5%

United Rentals, Inc.†	12,246	1,622,350

Retail-Apparel/Shoe - 0.9%

Lululemon Athletica, Inc.†	12,465	2,710,016

Retail-Automobile - 0.8%

CarMax, Inc.†	29,539	2,579,050

Retail-Discount - 0.6%

Dollar Tree, Inc.†	22,258	1,848,082

Retail-Floor Coverings - 0.6%

Floor & Decor Holdings, Inc., Class A†#	33,881	1,729,625

Retail-Home Furnishings - 0.3%

Williams-Sonoma, Inc.#	16,084	1,003,481

Retail-Pet Food & Supplies - 0.7%

Freshpet, Inc.†	34,055	2,263,295

Retail-Restaurants - 1.6%

Chipotle Mexican Grill, Inc.†	3,450	2,668,851
Dunkin’ Brands Group, Inc.	34,660	2,305,583

		4,974,434

Semiconductor Equipment - 3.2%

Entegris, Inc.	30,930	1,649,188
KLA Corp.	19,812	3,045,302
Lam Research Corp.	18,156	5,327,515

		10,022,005

Telecommunication Equipment - 1.5%

NICE, Ltd., ADR†#	28,668	4,696,678

Therapeutics - 0.7%

Neurocrine Biosciences, Inc.†	14,113	1,336,501
Sarepta Therapeutics, Inc.†	7,463	854,290

		2,190,791

Transport-Rail - 0.5%

Kansas City Southern	11,120	1,675,562

Transport-Truck - 0.5%

XPO Logistics, Inc.†#	18,763	1,387,899

Veterinary Diagnostics - 1.1%

Elanco Animal Health, Inc.†	120,591	3,304,193

Web Hosting/Design - 1.5%

GoDaddy, Inc., Class A†	50,795	3,554,634
Wix.com, Ltd.†#	8,483	1,136,977

		4,691,611

Wire & Cable Products - 0.3%

Belden, Inc.	26,709	1,066,490

Total Common Stocks
(cost $216,875,970)		300,522,367

CONVERTIBLE PREFERRED SECURITIES - 1.1%
E-Commerce/Services - 1.1%

Airbnb, Inc., Series D†(1)(2) (cost $1,197,696)	29,418	3,508,783

Total Long-Term Investment Securities
(cost $218,073,666)		304,031,150

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Commercial Paper - 2.5%

Credit Agricole 1.51% due 03/02/2020	7,600,000	7,598,978

Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(3)(4)	$110,888	110,888

Total Short-Term Investment Securities
(cost $7,710,558)		7,709,866

TOTAL INVESTMENTS
(cost $225,784,224)	100.2%	311,741,016
Liabilities in excess of other assets	(0.2)	(635,715)

NET ASSETS	100.0%	$311,105,301

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Airbnb, Inc.
Series D	4/16/2014	29,418	1,197,696	3,508,783	119.27	1.13%

(3)

At February 29, 2020, the Fund had loaned securities with a total value of $17,183,388. This was secured by collateral of $110,888, which was received in cash and subsequently invested in short-term investments currently valued at $110,888 as reported in the Portfolio of Investments. Additional collateral of $17,647,716 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$1,054,673
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	980,029
Government National Mtg. Assoc.	2.50% to 2.50%	9/20/2046	325,513
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	393,602
United States Treasury Notes/Bonds	0.00% to 8.75%	03/31/2020 to 02/15/2050	14,893,899

(4)	The rate shown is the 7-day yield as of February 29, 2020.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$2,420,014	$1,751,529	**	$—	$4,171,543
Distribution/Wholesale	—	1,300,006	**	—	1,300,006
Other Industries	295,050,818	—		—	295,050,818
Convertible Preferred Securities:	—	—		3,508,783	3,508,783
Short-Term Investment Securities:
Commercial Paper	—	7,598,978		—	7,598,978
Registered Investment Companies	110,888	—		—	110,888

Total Investments at Value	$297,581,720	$10,650,513		$3,508,783	$311,741,016

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Convertible Preferred Securities
Balance as of 05/31/2019	$3,600,175
Accrued discounts	—
Accrued premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)
Change in unrealized depreciation(1)	(91,392)
Net Purchases	—
Net Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 02/29/2020	$3,508,783

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 29, 2020 includes:

Convertible Preferred Securities
$(91,392)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/29/20	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Convertible Preferred Securities	$3,508,783	Market Approach	Last Twelve Months Revenue Multiple*	7.46x
			2021 Estimated Revenue Multiple*	4.50x-7.66x (6.08x)
			2021 Estimated Gross Profit Multiple*	5.10x
			2022 Estimated Revenue Multiple*	4.10x
			2022 Estimated Gross Profit Multiple*	4.60x
			2023 Estimated Revenue Multiple*	3.70x
			2023 Estimated Gross Profit Multiple*	4.30x
			Discount for Lack of Marketability	10%-15% (11.7%)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.3%
Airlines - 0.3%

American Airlines Group, Inc.	27,251	$519,131
United Airlines Holdings, Inc.†	15,742	969,550

		1,488,681

Applications Software - 11.7%

Intuit, Inc.	16,194	4,305,175
Microsoft Corp.	372,044	60,274,848

		64,580,023

Auto-Cars/Light Trucks - 1.4%

Tesla, Inc.†	11,213	7,490,172

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	21,517	1,439,487

Beverages-Non-alcoholic - 2.5%

Monster Beverage Corp.†	33,449	2,087,552
PepsiCo, Inc.	86,747	11,453,207

		13,540,759

Broadcast Services/Program - 0.2%

Fox Corp., Class A	22,054	677,940
Fox Corp., Class B	16,559	504,222

		1,182,162

Cable/Satellite TV - 3.7%

Charter Communications, Inc., Class A†	13,362	6,589,737
Comcast Corp., Class A	282,419	11,418,200
Liberty Global PLC, Class A†	11,292	220,420
Liberty Global PLC, Class C†	27,296	507,433
Sirius XM Holdings, Inc.#	275,197	1,744,749

		20,480,539

Cellular Telecom - 0.9%

T-Mobile US, Inc.†	53,224	4,798,676

Commercial Services - 0.6%

Cintas Corp.	6,439	1,717,539
CoStar Group, Inc.†	2,279	1,521,437

		3,238,976

Commercial Services-Finance - 2.2%

Automatic Data Processing, Inc.	26,918	4,165,291
PayPal Holdings, Inc.†	73,046	7,888,238

		12,053,529

Computer Aided Design - 1.1%

ANSYS, Inc.†	5,238	1,268,591
Autodesk, Inc.†	13,661	2,607,612
Cadence Design Systems, Inc.†	17,455	1,154,474
Synopsys, Inc.†	9,349	1,289,507

		6,320,184

Computer Data Security - 0.2%

Check Point Software Technologies, Ltd.†	9,470	982,986

Computer Services - 0.4%

Cognizant Technology Solutions Corp., Class A	34,064	2,075,520

Computer Software - 0.4%

Citrix Systems, Inc.	8,101	837,563
Splunk, Inc.†	9,416	1,387,259

		2,224,822

Computers - 10.7%

Apple, Inc.	216,691	59,234,652

Computers-Memory Devices - 0.3%

NetApp, Inc.	14,198	663,331
Western Digital Corp.	18,502	1,027,971

		1,691,302

Consulting Services - 0.3%

Verisk Analytics, Inc.	10,194	1,581,191

Data Processing/Management - 1.1%

Fiserv, Inc.†	42,295	4,625,381
Paychex, Inc.	22,267	1,725,247

		6,350,628

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	4,903	1,070,570

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†	5,337	1,358,320

Distribution/Wholesale - 0.4%

Copart, Inc.†	14,461	1,221,665
Fastenal Co.	35,679	1,220,936

		2,442,601

E-Commerce/Products - 9.0%

Amazon.com, Inc.†	24,179	45,547,191
eBay, Inc.#	50,609	1,753,096
JD.com, Inc. ADR†	57,664	2,220,641

		49,520,928

E-Commerce/Services - 1.5%

Booking Holdings, Inc.†	2,604	4,415,499
Expedia Group, Inc.	8,670	855,035
MercadoLibre, Inc.†	3,092	1,904,765
Trip.com Group, Ltd. ADR†	32,534	987,732

		8,163,031

E-Services/Consulting - 0.2%

CDW Corp.	8,938	1,020,898

Electric-Integrated - 0.8%

Exelon Corp.	60,474	2,607,034
Xcel Energy, Inc.	33,358	2,078,871

		4,685,905

Electronic Components-Semiconductors - 8.9%

Advanced Micro Devices, Inc.†	69,279	3,150,809
Broadcom, Inc.	24,677	6,727,444
Intel Corp.	270,611	15,024,323
Microchip Technology, Inc.#	14,867	1,348,585
Micron Technology, Inc.†	68,869	3,619,755
NVIDIA Corp.	38,072	10,282,105
Skyworks Solutions, Inc.	10,599	1,061,808
Texas Instruments, Inc.	58,152	6,637,469
Xilinx, Inc.	15,644	1,306,117

		49,158,415

Electronic Forms - 1.9%

Adobe, Inc.†	30,115	10,393,289

Enterprise Software/Service - 0.3%

Workday, Inc., Class A†	10,202	1,767,497

Entertainment Software - 1.2%

Activision Blizzard, Inc.	47,793	2,778,207
Electronic Arts, Inc.†	18,164	1,841,285
NetEase, Inc. ADR	4,538	1,446,306
Take-Two Interactive Software, Inc.†	7,051	757,841

		6,823,639

Food-Confectionery - 0.9%

Mondelez International, Inc., Class A	89,571	4,729,349

Food-Misc./Diversified - 0.3%

Kraft Heinz Co.	75,968	1,881,727

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	20,339	2,522,036

Insurance Brokers - 0.3%

Willis Towers Watson PLC	7,998	1,513,622

Internet Content-Entertainment - 5.9%

Facebook, Inc., Class A†	117,359	22,588,087
Netflix, Inc.†	27,264	10,061,234

		32,649,321

Medical Information Systems - 0.2%

Cerner Corp.	19,540	1,353,536

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†	7,190	3,839,172

Medical-Biomedical/Gene - 5.4%

Alexion Pharmaceuticals, Inc.†	13,766	1,294,417
Amgen, Inc.	36,964	7,382,820
Biogen, Inc.†	11,225	3,461,678
BioMarin Pharmaceutical, Inc.†	11,174	1,009,794
Gilead Sciences, Inc.	78,704	5,458,909
Illumina, Inc.†	9,145	2,429,552
Incyte Corp.†	13,399	1,010,419
Regeneron Pharmaceuticals, Inc.†	6,716	2,985,732
Seattle Genetics, Inc.†	10,662	1,213,975
Vertex Pharmaceuticals, Inc.†	15,997	3,583,808

		29,831,104

Networking Products - 1.9%

Cisco Systems, Inc.	263,909	10,537,886

Retail-Apparel/Shoe - 0.7%

Lululemon Athletica, Inc.†	7,661	1,665,578
Ross Stores, Inc.	22,504	2,447,985

		4,113,563

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	4,706	1,735,196

Retail-Discount - 1.6%

Costco Wholesale Corp.	27,483	7,726,570
Dollar Tree, Inc.†	14,722	1,222,368

		8,948,938

Retail-Drug Store - 0.5%

Walgreens Boots Alliance, Inc.	55,525	2,540,824

Retail-Perfume & Cosmetics - 0.2%

Ulta Beauty, Inc.†	3,661	941,207

Retail-Restaurants - 1.0%

Starbucks Corp.	73,469	5,762,174

Semiconductor Components-Integrated Circuits - 2.0%

Analog Devices, Inc.	22,912	2,498,554
Maxim Integrated Products, Inc.	16,834	936,307
NXP Semiconductors NV	17,389	1,976,955
QUALCOMM, Inc.	71,033	5,561,884

		10,973,700

Semiconductor Equipment - 1.6%

Applied Materials, Inc.	57,467	3,339,982
ASML Holding NV	4,607	1,274,803
KLA Corp.	9,816	1,508,817
Lam Research Corp.	9,025	2,648,206

		8,771,808

Transport-Rail - 0.6%

CSX Corp.	48,669	3,428,731

Web Hosting/Design - 0.3%

VeriSign, Inc.†	7,304	1,385,934

Web Portals/ISP - 8.5%

Alphabet, Inc., Class A†	16,765	22,452,526
Alphabet, Inc., Class C†	16,755	22,440,474
Baidu, Inc. ADR†	17,200	2,063,656

		46,956,656

Total Long-Term Investment Securities
(cost $212,945,115)		531,575,866

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2)	206,799	206,799

U.S. Government Treasuries - 0.2%
United States Treasury Bills
1.56% due 05/07/2020(3)	$100,000	99,761
1.58% due 06/25/2020(3)	1,200,000	1,195,313

		1,295,074

Total Short-Term Investment Securities
(cost $1,500,449)		1,501,873

REPURCHASE AGREEMENTS - 3.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount $19,946,416 collateralized by $17,810,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $20,346,215 (cost $19,946,000)	19,946,000	19,946,000

TOTAL INVESTMENTS
(cost $234,391,564)	100.2%	553,023,739
Liabilities in excess of other assets	(0.2)	(1,088,320)

NET ASSETS	100.0%	$551,935,419

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 29, 2020.
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $4,846,430. This was secured by collateral of $206,799, which was received in cash and subsequently invested in short-term investments currently valued at $206,799 as reported in the Portfolio of Investments. Additional collateral of $4,821,883 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Notes/Bonds	zero coupon to 6.13%	04/15/2020 to 02/15/2050	$4,821,883

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)

127	Long	NASDAQ 100 E-Mini Index	March 2020	$23,879,201	$21,473,160	$(2,406,041)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$531,575,866	$—	$—	$531,575,866
Short-Term Investment Securities:
Registered Investment Companies	206,799	—	—	206,799
U.S. Government Treasuries	—	1,295,074	—	1,295,074
Repurchase Agreements	—	19,946,000	—	19,946,000

Total Investments at Value	$531,782,665	$21,241,074	$—	$553,023,739

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,406,041	$—	$—	$2,406,041

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.0%
Advertising Services - 0.1%

Trade Desk, Inc., Class A†#	2,650	$761,213

Aerospace/Defense - 0.6%

Boeing Co.	32,947	9,064,049

Aerospace/Defense-Equipment - 0.3%

L3Harris Technologies, Inc.	20,757	4,104,282

Applications Software - 10.3%

HubSpot, Inc.†	6,480	1,162,836
Intuit, Inc.	13,096	3,481,572
Microsoft Corp.	551,302	89,316,437
salesforce.com, Inc.†	277,575	47,298,780
ServiceNow, Inc.†	37,616	12,266,201

		153,525,826

Auto-Cars/Light Trucks - 0.1%

Tesla, Inc.†	2,675	1,786,873

Commercial Services-Finance - 6.1%

Adyen NV†*	1,400	1,241,983
Equifax, Inc.	29,535	4,195,151
FleetCor Technologies, Inc.†	40,488	10,761,306
Global Payments, Inc.	191,810	35,287,286
PayPal Holdings, Inc.†	170,080	18,366,939
Square, Inc., Class A†	141,040	11,752,863
WEX, Inc.†	49,102	9,193,859

		90,799,387

Communications Software - 1.8%

RingCentral, Inc., Class A†	95,125	22,425,719
Slack Technologies, Inc., Class A†#	177,610	4,799,022

		27,224,741

Computer Aided Design - 0.5%

Autodesk, Inc.†	13,530	2,582,606
Synopsys, Inc.†	31,076	4,286,313

		6,868,919

Computer Data Security - 2.0%

Crowdstrike Holdings, Inc., Class A†	216,555	12,915,340
Fortinet, Inc.†	67,217	6,860,167
Rapid7, Inc.†	5,970	276,411
Zscaler, Inc.†#	200,735	10,436,213

		30,488,131

Computer Services - 1.1%

DXC Technology Co.	124,130	2,992,774
EPAM Systems, Inc.†	21,075	4,703,940
Genpact, Ltd.	213,129	8,196,942

		15,893,656

Computer Software - 4.1%

Akamai Technologies, Inc.†	69,140	5,981,302
Dynatrace, Inc.†	6,730	217,379
MongoDB, Inc.†#	146,930	22,406,825
Splunk, Inc.†	75,264	11,088,645
Twilio, Inc., Class A†#	185,900	20,939,776

		60,633,927

Computers - 1.3%

Apple, Inc.	72,125	19,716,090

Computers-Memory Devices - 2.0%

NetApp, Inc.	45,590	2,129,965
Pure Storage, Inc., Class A†	1,326,055	20,235,599
Western Digital Corp.	128,966	7,165,351

		29,530,915

Computers-Other - 0.5%

Lumentum Holdings, Inc.†	100,260	7,802,233

Consulting Services - 0.2%

Verisk Analytics, Inc.	16,365	2,538,375

Data Processing/Management - 0.5%

DocuSign, Inc.†	8,155	703,858
Fidelity National Information Services, Inc.	14,430	2,016,160
Fiserv, Inc.†	46,465	5,081,412

		7,801,430

E-Commerce/Products - 8.3%

Alibaba Group Holding, Ltd. ADR†	98,194	20,424,352
Amazon.com, Inc.†	54,405	102,485,419

		122,909,771

E-Commerce/Services - 5.4%

58.com, Inc. ADR†	306,904	16,931,894
Booking Holdings, Inc.†	16,347	27,720,370
GrubHub, Inc.†#	7,385	355,292
Match Group, Inc.†#	55,212	3,588,780
Tongcheng-Elong Holdings, Ltd.†	510,400	782,943
Trip.com Group, Ltd. ADR†	856,443	26,001,610
Uber Technologies, Inc.†	128,333	4,346,639

		79,727,528

E-Services/Consulting - 0.1%

CDW Corp.	7,285	832,093

Electronic Components-Misc. - 0.5%

Flex, Ltd.†	643,268	7,146,707

Electronic Components-Semiconductors - 10.4%

Advanced Micro Devices, Inc.†	601,935	27,376,004
Cree, Inc.†	49,135	2,197,809
Intel Corp.	17,685	981,871
Lattice Semiconductor Corp.†	282,512	5,071,090
Marvell Technology Group, Ltd.	684,816	14,586,581
Micron Technology, Inc.†	629,394	33,080,949
NVIDIA Corp.	97,628	26,366,394
Samsung Electronics Co., Ltd.	754,308	34,124,908
SK Hynix, Inc.	62,574	4,516,549
STMicroelectronics NV (Euronext Paris)	67,855	1,857,373
STMicroelectronics NV#	147,055	4,029,307

		154,188,835

Electronic Forms - 0.5%

Adobe, Inc.†	21,246	7,332,420

Electronic Measurement Instruments - 0.0%

Roper Technologies, Inc.	2,070	728,019

Enterprise Software/Service - 6.0%

Alteryx, Inc., Class A†#	104,040	14,526,065
Atlassian Corp. PLC, Class A†	62,945	9,124,507
AVEVA Group PLC	19,820	1,128,566
Datadog, Inc., Class A†	840	37,926
Guidewire Software, Inc.†	74,810	8,199,924
New Relic, Inc.†	10,225	575,259
Paycom Software, Inc.†	86,185	24,360,190
SVMK, Inc.†	188,081	3,428,717

Veeva Systems, Inc., Class A†	26,920	3,821,832
Workday, Inc., Class A†	135,529	23,480,399

		88,683,385

Entertainment Software - 2.3%

Activision Blizzard, Inc.	122,600	7,126,738
Electronic Arts, Inc.†	40,271	4,082,271
Mail.Ru Group, Ltd. GDR†	629,619	12,240,727
Nexon Co., Ltd.	275,600	4,367,163
Take-Two Interactive Software, Inc.†	22,540	2,422,599
Zynga, Inc., Class A†	506,425	3,398,112

		33,637,610

Finance-Credit Card - 2.6%

Mastercard, Inc., Class A	45,780	13,287,645
Visa, Inc., Class A	137,775	25,041,984

		38,329,629

Industrial Automated/Robotic - 0.1%

Cognex Corp.	21,320	949,593

Internet Application Software - 1.5%

Okta, Inc.†	168,775	21,613,326
Zendesk, Inc.†	18,790	1,490,235

		23,103,561

Internet Content-Entertainment - 5.8%

Facebook, Inc., Class A†	357,705	68,847,481
Netflix, Inc.†	47,970	17,702,369

		86,549,850

Internet Content-Information/News - 1.3%

Naspers, Ltd., Class N	48,277	7,635,846
Prosus NV†	52,478	3,720,492
Tencent Holdings, Ltd.	161,381	7,960,183

		19,316,521

Internet Security - 0.5%

NortonLifeLock, Inc.	361,427	6,877,956
Palo Alto Networks, Inc.†#	5,255	970,178

		7,848,134

Machinery-Electrical - 0.1%

Bloom Energy Corp. Class A†	124,550	1,129,669

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	13,789	7,362,774

Networking Products - 0.1%

Cisco Systems, Inc.	16,735	668,229
Telefonaktiebolaget LM Ericsson ADR#	138,755	1,115,590

		1,783,819

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker), Class A†(1)(2)	49,774	903,995

Publishing-Newspapers - 0.1%

News Corp., Class A	185,281	2,237,268

Real Estate Investment Trusts - 0.1%

Equinix, Inc.	1,470	842,016

Retail-Apparel/Shoe - 1.3%

Zalando SE†*	443,903	19,440,918

Semiconductor Components-Integrated Circuits - 2.6%

Maxim Integrated Products, Inc.	158,979	8,842,412
NXP Semiconductors NV	3,130	355,850
QUALCOMM, Inc.	184,150	14,418,945
Renesas Electronics Corp.†	1,525,100	9,125,292
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	124,690	6,713,309

		39,455,808

Semiconductor Equipment - 4.0%

Applied Materials, Inc.	134,089	7,793,253
ASML Holding NV	2,220	614,296
BE Semiconductor Industries NV	114,026	4,456,493
FormFactor, Inc.†	166,906	3,733,687
Globalwafers Co., Ltd.	269,000	3,518,006
KLA Corp.	90,451	13,903,223
Lam Research Corp.	54,210	15,906,840
Teradyne, Inc.	67,015	3,937,801
Tokyo Electron, Ltd.	25,621	5,266,370

		59,129,969

Telecom Equipment-Fiber Optics - 0.0%

Viavi Solutions, Inc.†	45,440	599,354

Web Hosting/Design - 0.6%

Shopify, Inc., Class A†	11,515	5,335,015
VeriSign, Inc.†	15,788	2,995,773

		8,330,788

Web Portals/ISP - 6.7%

Alphabet, Inc., Class A†	14,913	19,972,235
Alphabet, Inc., Class C†	48,844	65,418,235
NAVER Corp.	97,082	14,110,155
Yandex NV, Class A†	14,335	582,144

		100,082,769

Total Common Stocks
(cost $1,145,809,811)		1,381,122,850

CONVERTIBLE PREFERRED SECURITIES - 0.5%
Auto-Cars/Light Trucks - 0.1%

GM Cruise Holdings, LLC Class F†(1)(2)	89,700	1,637,025

E-Commerce/Services - 0.2%

Airbnb, Inc., Series E†(1)(2)	26,943	3,213,581
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	11,731	597,485

		3,811,066

IT Services - 0.1%

Mesosphere, Inc. Series D†(1)(2)	151,129	1,326,912

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker) Series E†(1)(2)	61,401	1,115,165

Total Convertible Preferred Securities
(cost $7,102,699)		7,890,168

Total Long-Term Investment Securities
(cost $1,152,912,510)		1,389,013,018

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 4.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(3)	500,980	500,980
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(3)(4)	11,572,375	11,572,375
T. Rowe Price Government Reserve Fund 1.59%(3)	60,604,124	60,604,124

Total Short-Term Investment Securities
(cost $72,677,479)		72,677,479

REPURCHASE AGREEMENTS - 0.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $108,002 collateralized by $110,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and having an approximate value of $112,325 (cost $108,000)	$108,000	108,000

TOTAL INVESTMENTS
(cost $1,225,697,989)	98.4%	1,461,798,497
Other assets less liabilities	1.6	23,972,484

NET ASSETS	100.0%	$1,485,770,981

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $20,682,901 representing 1.4% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	$782,298	$903,995	$18.16	0.06%
Convertible Preferred Securities
Airbnb, Inc.,
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	3,213,581	119.27	0.22

GM Cruise Holdings, LLC
Class F	05/07/2019	89,700	1,637,025	1,637,025	18.25	0.11
JAND, Inc., (dba Warby Parker),
Series E	03/09/2018	61,401	965,040	1,115,165	18.16	0.08
Mesophere, Inc.,
Series D	05/04/2018	151,129	1,670,656	1,326,912	8.78	0.09
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	11,731	321,737	597,485	50.93	0.04

				$8,794,163		0.60%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of February 29, 2020.
(4)

At February 29, 2020, the Fund had loaned securities with a total value of $81,694,956. This was secured by collateral of $11,572,375, which was received in cash and subsequently invested in short-term investments currently valued at $11,572,375 as reported in the Portfolio of Investments. Additional collateral of $70,277,894 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	$2,525,614
United States Treasury Notes/Bonds	0.00% to 6.50%	03/31/2020 to 02/15/2050	67,752,280

ADR - American Depositary Receipt

Euronext Paris - Euronext Stock Exchange Paris

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Pharmacy Services	$—	$—		$903,995	$903,995
Other Industries	1,244,724,888	135,493,967	**	—	1,380,218,855
Convertible Preferred Securities	—	—		7,890,168	7,890,168
Short-Term Investment Securities	72,677,479	—		—	72,677,479
Repurchase Agreements	—	108,000		—	108,000

Total Investments at Value	$1,317,402,367	$135,601,967		$8,794,163	$1,461,798,497

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Airlines - 1.2%

Azul SA ADR†#	64,860	$1,913,370

Applications Software - 0.6%

Five9, Inc.†	13,270	969,108

Auto Repair Centers - 0.8%

Monro, Inc.#	22,500	1,262,700

Banks-Commercial - 1.1%

Western Alliance Bancorp	37,530	1,727,881

Banks-Mortgage - 0.6%

Walker & Dunlop, Inc.	14,620	948,107

Building & Construction Products-Misc. - 2.9%

Armstrong World Industries, Inc.	15,360	1,538,304
Simpson Manufacturing Co., Inc.	17,191	1,365,481
Trex Co., Inc.†#	18,220	1,742,743

		4,646,528

Building & Construction-Misc. - 0.9%

Frontdoor, Inc.†	32,400	1,373,760

Building Products-Air & Heating - 0.8%

SPX Corp.†	29,430	1,234,000

Building-Mobile Home/Manufactured Housing - 0.5%

Skyline Champion Corp.†	29,360	748,093

Casino Services - 1.4%

Eldorado Resorts, Inc.†#	44,090	2,212,436

Commercial Services - 1.0%

LiveRamp Holdings, Inc.†	44,480	1,576,371

Commercial Services-Finance - 1.6%

Evo Payments, Inc., Class A†	103,340	2,612,435

Communications Software - 0.8%

Avaya Holdings Corp.†	103,720	1,344,211

Computer Data Security - 2.9%

Varonis Systems, Inc.†#	57,450	4,608,639

Computer Services - 1.6%

WNS Holdings, Ltd. ADR†	38,600	2,541,424

Computer Software - 3.8%

Bandwidth, Inc., Class A†	45,720	2,875,331
Cornerstone OnDemand, Inc.†	41,500	1,702,745
Envestnet, Inc.†	19,130	1,443,932

		6,022,008

Consulting Services - 1.3%

FTI Consulting, Inc.†	18,700	2,105,433

Cosmetics & Toiletries - 0.4%

e.l.f. Beauty, Inc.†	43,750	698,250

Distribution/Wholesale - 1.7%

SiteOne Landscape Supply, Inc.†#	27,950	2,774,038

E-Marketing/Info - 0.8%

Cardlytics, Inc.†#	9,640	765,320
QuinStreet, Inc.†	42,900	552,552

		1,317,872

Educational Software - 1.7%

Arco Platform, Ltd., Class A†	54,616	2,791,424

Electric Products-Misc. - 0.7%

Littelfuse, Inc.	7,352	1,173,967

Electronic Components-Misc. - 1.7%

Advanced Energy Industries, Inc.†	44,940	2,672,807

Electronic Components-Semiconductors - 4.2%

Inphi Corp.†	7,540	562,936
Lattice Semiconductor Corp.†	119,110	2,138,024
MACOM Technology Solutions Holdings, Inc.†#	47,380	1,197,293
Monolithic Power Systems, Inc.	4,325	686,118
Silicon Laboratories, Inc.†	24,820	2,201,038

		6,785,409

Electronic Measurement Instruments - 1.6%

Itron, Inc.†	34,480	2,614,963

Electronics-Military - 1.5%

Mercury Systems, Inc.†	31,830	2,338,232

Enterprise Software/Service - 3.8%

ACI Worldwide, Inc.†	88,240	2,459,249
Everbridge, Inc.†	35,090	3,707,609

		6,166,858

Filtration/Separation Products - 1.1%

ESCO Technologies, Inc.	18,860	1,714,751

Finance-Consumer Loans - 0.8%

LendingTree, Inc.†#	4,930	1,359,793

Firearms & Ammunition - 1.3%

Axon Enterprise, Inc.†#	26,330	2,037,152

Food-Baking - 1.4%

Hostess Brands, Inc.†	174,940	2,223,487

Food-Misc./Diversified - 2.1%

BellRing Brands, Inc., Class A†	109,250	2,146,762
Simply Good Foods Co.†	55,910	1,233,375

		3,380,137

Health Care Cost Containment - 1.1%

HealthEquity, Inc.†	25,780	1,830,122

Instruments-Controls - 1.6%

Watts Water Technologies, Inc., Class A	26,990	2,534,631

Insurance Brokers - 1.2%

eHealth, Inc.†	16,850	1,977,348

Insurance-Reinsurance - 1.7%

Essent Group, Ltd.	60,800	2,653,312

Investment Management/Advisor Services - 0.3%

Focus Financial Partners, Inc. Class A†	17,700	481,263

Machinery-General Industrial - 1.0%

Albany International Corp., Class A	23,790	1,524,225

Medical Information Systems - 0.8%

Health Catalyst, Inc.†	39,990	1,214,896

Medical Instruments - 0.8%

Silk Road Medical, Inc.†	33,170	1,321,825

Medical Labs & Testing Services - 0.9%

Invitae Corp.†#	68,560	1,397,253

Medical Products - 6.5%

Hanger, Inc.†	70,460	1,625,512
Inspire Medical Systems, Inc.†	28,200	2,421,534
iRhythm Technologies, Inc.†#	22,910	1,992,483
Masimo Corp.†	12,620	2,061,225
Nevro Corp.†	18,110	2,357,016

		10,457,770

Medical-Biomedical/Gene - 14.9%

Amicus Therapeutics, Inc.†	163,807	1,563,538
Apellis Pharmaceuticals, Inc.†	56,170	1,944,605
Arena Pharmaceuticals, Inc.†	28,900	1,288,940
Ascendis Pharma A/S ADR†	16,200	2,112,156
Assembly Biosciences, Inc.†	36,020	652,682
Bluebird Bio, Inc.†#	26,668	1,928,897
Blueprint Medicines Corp.†	20,132	1,089,745
Celyad SA ADR†	28,276	236,670
CytomX Therapeutics, Inc.†	94,960	635,282
Epizyme, Inc.†#	93,040	1,993,847
Equillium, Inc.†	62,380	300,048
Fate Therapeutics, Inc.†#	101,260	2,956,792
Gossamer Bio, Inc.†#	50,110	657,944
Immunomedics, Inc.†#	73,900	1,182,400
Iovance Biotherapeutics, Inc.†#	80,738	2,657,088
Mirati Therapeutics, Inc.†#	15,500	1,387,095
Sage Therapeutics, Inc.†#	13,840	650,480
Twist Bioscience Corp.†	23,080	706,710

		23,944,919

Medical-Drugs - 2.0%

Aimmune Therapeutics, Inc.†#	57,900	1,378,599
Kura Oncology, Inc.†	81,410	982,619
Myovant Sciences, Ltd.†	89,610	922,983

		3,284,201

Medical-Outpatient/Home Medical - 1.8%

LHC Group, Inc.†	23,350	2,836,091

Oil-Field Services - 0.4%

Newpark Resources, Inc.†	178,360	626,044

Power Converter/Supply Equipment - 0.8%

Generac Holdings, Inc.†	12,790	1,317,242

Recreational Centers - 1.2%

Planet Fitness, Inc., Class A†	29,510	1,991,630

Rental Auto/Equipment - 0.6%

Aaron’s, Inc.	23,920	940,774

Retail-Apparel/Shoe - 0.4%

Boot Barn Holdings, Inc.†	22,380	686,395

Retail-Discount - 0.5%

BJ’s Wholesale Club Holdings, Inc.†#	42,890	826,061

Retail-Hair Salons - 0.5%

Regis Corp.†	60,840	776,318

Retail-Pawn Shops - 1.0%

FirstCash, Inc.	20,410	1,569,937

Retail-Restaurants - 1.0%

Dine Brands Global, Inc.#	18,580	1,520,773

Schools - 1.9%

Strategic Education, Inc.	20,910	3,081,716

Semiconductor Equipment - 1.4%

Cabot Microelectronics Corp.	16,440	2,289,763

Therapeutics - 1.1%

GW Pharmaceuticals PLC ADR†#	16,740	1,712,669

Transport-Services - 0.6%

CryoPort, Inc.†#	59,670	996,489

Water Treatment Systems - 0.8%

Evoqua Water Technologies Corp.†	61,040	1,280,009

Web Hosting/Design - 3.1%

Q2 Holdings, Inc.†#	17,270	1,301,640
Wix.com, Ltd.†	27,020	3,621,490

		4,923,130

Total Long-Term Investment Securities
(cost $151,454,337)		157,892,450

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 3.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2) (cost $5,307,388)	5,307,388	5,307,388

REPURCHASE AGREEMENTS - 2.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $3,432,072 and collaterallized by $3,430,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and having an approximate value of $3,502,490 (cost $3,432,000)	$3,432,000	3,432,000

TOTAL INVESTMENTS
(cost $160,193,725)	103.9%	166,631,838
Liabilities in excess of other assets	(3.9)	(6,253,760)

NET ASSETS	100.0%	$160,378,078

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At February 29, 2020, the Fund had loaned securities with a total value of $32,544,293. This was secured by collateral of $5,307,388, which was received in cash and subsequently invested in short-term investments currently valued at $5,307,388 as reported in the Portfolio of Investments. Additional collateral of $27,896,264 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$45,327
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	42,119
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	13,990
United States Treasury Bills	0.00%	04/16/2020 to 04/16/2020	8,555
United States Treasury Notes/Bonds	zero coupon to 8.00%	03/31/2020 to 02/15/2050	27,786,273

(2)	The rate shown is the 7-day yield as of February 29, 2020.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$157,892,450	$—	$—	$157,892,450
Short-Term Investment Securities	5,307,388	—	—	5,307,388
Repurchase Agreements	—	3,432,000	—	3,432,000

Total Investments at Value	$163,199,838	$3,432,000	$—	$166,631,838

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note1)
COMMON STOCKS - 96.6%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.†	7,500	$21,600
Haynes International, Inc.	7,795	197,291

		218,891

Advertising Sales - 0.1%

National CineMedia, Inc.	27,400	210,706

Advertising Services - 0.1%

Marchex, Inc., Class B†	40,000	103,600
Marin Software, Inc.†	13,571	18,185

		121,785

Aerospace/Defense - 0.4%

Bombardier, Inc., Class B†	133,000	95,124
Kratos Defense & Security Solutions, Inc.†	2,700	43,902
Teledyne Technologies, Inc.†	3,130	1,055,811

		1,194,837

Aerospace/Defense-Equipment - 0.3%

Aerojet Rocketdyne Holdings, Inc.†	8,155	401,878
Barnes Group, Inc.	3,400	182,580
CPI Aerostructures, Inc.†	28,000	88,760

		673,218

Agricultural Operations - 0.0%

Alico, Inc.	2,860	93,150

Airlines - 0.1%

Hawaiian Holdings, Inc.	10,200	212,976
Mesa Air Group, Inc.†	4,600	26,542

		239,518

Apparel Manufacturers - 0.7%

Carter’s, Inc.	13,738	1,256,615
Delta Apparel, Inc.†	5,500	108,680
Lakeland Industries, Inc.†	10,000	211,100
Superior Group of Cos., Inc.	9,500	114,190
Tandy Leather Factory, Inc.†	15,000	74,250

		1,764,835

Applications Software - 0.8%

BSQUARE Corp.†	15,000	18,750
Descartes Systems Group, Inc.†#	21,692	896,313
Five9, Inc.†	8,044	587,453
Medallia, Inc.†#	18,307	454,197
PDF Solutions, Inc.†	13,140	192,370
ServiceTitan, Inc.(1)(2)	191	5,081
Toast, Inc.(1)(2)	11	500
TransAct Technologies, Inc.	7,500	74,850

		2,229,514

Audio/Video Products - 0.1%

Pixelworks, Inc.†	22,000	93,720
VOXX International Corp.†	20,000	74,200

		167,920

Auto Repair Centers - 0.3%

Monro, Inc#.	12,325	691,679

Auto-Heavy Duty Trucks - 0.0%

REV Group, Inc.	8,365	65,498

Auto/Truck Parts & Equipment-Original - 0.5%

Gentherm, Inc.†	8,555	348,873
Meritor, Inc.†	20,200	458,338
SORL Auto Parts, Inc.†#	15,300	63,495
Titan International, Inc.	40,400	89,688
Visteon Corp.†	3,830	249,103

		1,209,497

Auto/Truck Parts & Equipment-Replacement - 0.4%

Douglas Dynamics, Inc.	24,165	1,051,902

Banks-Commercial - 9.4%

1st Constitution Bancorp	6,400	117,248
AmeriServ Financial, Inc.	22,000	88,660
Atlantic Capital Bancshares, Inc.†	9,208	166,941
Bank of Commerce Holdings	7,640	79,876
Bank of Princeton	2,051	55,910
BankUnited, Inc.	67,081	1,992,306
BCB Bancorp, Inc.	8,600	97,524
Bridge Bancorp, Inc.	9,600	264,192
C&F Financial Corp.	3,000	136,500
Cadence BanCorp#	57,704	814,780
Capital Bancorp, Inc.†	8,000	110,720
CenterState Bank Corp.	17,665	357,363
Chemung Financial Corp.	5,500	197,450
Citizens Holding Co.	4,500	94,230
Codorus Valley Bancorp, Inc.	3,645	75,087
Colony Bankcorp, Inc.	7,500	111,525
Columbia Banking System, Inc.	6,369	211,451
Commerce Bancshares, Inc.#	29,090	1,775,654
CrossFirst Bankshares, Inc.†#	19,287	255,553
Cullen/Frost Bankers, Inc#.	15,538	1,218,024
East West Bancorp, Inc.	7,000	271,180
Equity Bancshares, Inc., Class A†	7,100	185,878
Evans Bancorp, Inc.	2,900	113,883
FB Financial Corp.	10,909	355,306
First Bancshares, Inc.	7,547	225,202
First Bank#	10,000	97,500
First Business Financial Services, Inc.	6,500	156,000
First Financial Bancorp	62,477	1,287,026
First Hawaiian, Inc.	69,198	1,657,292
First Horizon National Corp.	93,000	1,239,690
First Internet Bancorp	5,000	121,450
First Northwest Bancorp	6,500	103,480
Grasshopper Bancorp, Inc.†(1)(2)	5,208	52,080
Hawthorn Bancshares, Inc.	3,244	70,525
Heritage Commerce Corp.	20,379	209,089
Heritage Financial Corp.	9,600	222,624
Home BancShares, Inc.	35,700	598,332
Hope Bancorp, Inc.	8,300	101,343
IBERIABANK Corp.	16,390	986,514
Independent Bank Corp.	2,194	148,161
Live Oak Bancshares, Inc.#	10,813	166,196
Meridian Corp.†	6,900	136,275
Mid Penn Bancorp, Inc.	4,700	99,969
Northeast Bank	6,500	115,700
Northrim BanCorp, Inc.	3,600	125,820
Ohio Valley Banc Corp.	4,000	111,200
Origin Bancorp, Inc#.	10,371	313,619
Pacific Mercantile Bancorp†	16,000	104,480
Penns Woods Bancorp, Inc.	4,800	144,768
Peoples Bancorp of North Carolina, Inc.	6,050	153,851
Pinnacle Financial Partners, Inc.	11,558	608,413
Premier Financial Bancorp, Inc.	5,892	98,102

Prosperity Bancshares, Inc.	6,400	413,440
SB One Bancorp	6,000	131,520
Seacoast Banking Corp. of Florida†	19,424	483,658
Select Bancorp, Inc.†	10,600	111,300
Shore Bancshares, Inc.	8,000	124,480
Signature Bank	2,100	262,710
South State Corp.	4,036	274,932
Southern First Bancshares, Inc.†	2,300	87,676
Sterling Bancorp, Inc.	16,583	116,081
Texas Capital Bancshares, Inc.†	4,050	190,674
Towne Bank	11,200	258,272
United Bancshares, Inc.	6,000	131,880
United Security Bancshares	12,055	104,396
Unity Bancorp, Inc.	8,000	137,040
Webster Financial Corp.	7,815	296,736
Western Alliance Bancorp	49,413	2,274,974
Wintrust Financial Corp.	27,870	1,488,537

		25,490,248

Banks-Regional - 0.0%

Sound Bank (Non-Voting Shares)†(1)(2)	3,056	30,560
Sound Bank (Voting Shares) †(1)(2)	1,501	15,010

		45,570

Banks-Super Regional - 0.2%

Independent Bank Group, Inc.	9,347	432,673

Beverages-Non-alcoholic - 0.5%

Primo Water Corp.	84,337	1,201,802

Brewery - 0.3%

Boston Beer Co., Inc., Class A†#	2,437	903,615

Building & Construction Products-Misc. - 0.9%

Fortune Brands Home & Security, Inc.	26,680	1,647,490
Gibraltar Industries, Inc.†	11,355	575,358
Simpson Manufacturing Co., Inc.	2,700	214,461

		2,437,309

Building & Construction-Misc. - 0.7%

WillScot Corp.†	112,066	1,965,638

Building Products-Air & Heating - 0.1%

SPX Corp.†	4,800	201,264

Building Products-Doors & Windows - 0.1%

PGT Innovations, Inc.†	16,009	242,857

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	40,000	265,600

Building Products-Wood - 0.1%

Stella-Jones, Inc.	11,200	284,454

Building-Heavy Construction - 0.1%

Goldfield Corp.†	31,500	103,635
Orion Group Holdings, Inc.†	16,100	63,273

		166,908

Building-Maintenance & Services - 0.5%

BrightView Holdings, Inc.†#	28,157	394,198
Rentokil Initial PLC	92,859	580,901
ServiceMaster Global Holdings, Inc.†	7,106	254,182

		1,229,281

Building-Mobile Home/Manufactured Housing - 1.3%

Cavco Industries, Inc.†	1,300	262,236
Horizon Global Corp.†	35,000	107,450
LCI Industries	21,128	2,039,908
Skyline Champion Corp.†	12,402	316,003
Thor Industries, Inc.#	9,606	724,389

		3,449,986

Building-Residential/Commercial - 0.2%

New Home Co., Inc.†	10,500	51,555
TRI Pointe Group, Inc.†	24,717	378,912

		430,467

Cable/Satellite TV - 0.4%

Cable One, Inc.	742	1,167,181

Cellular Telecom - 0.0%

NII Holdings, Inc.(1)	3,000	6,510

Chemicals-Diversified - 0.8%

Quaker Chemical Corp.	14,162	2,231,506

Chemicals-Plastics - 0.1%

PolyOne Corp.	7,100	175,796

Chemicals-Specialty - 1.4%

AgroFresh Solutions, Inc.†	61,800	135,342
Element Solutions, Inc.†	24,347	252,965
GCP Applied Technologies, Inc.†	60,663	1,181,109
Minerals Technologies, Inc.	7,300	327,551
Oil-Dri Corp. of America	4,900	149,107
PQ Group Holdings, Inc.†	84,009	1,114,799
Valvoline, Inc.	34,340	669,630

		3,830,503

Commercial Services - 1.4%

Acacia Research Corp.†	40,000	92,000
Collectors Universe, Inc.	7,200	165,636
CoreLogic, Inc.	28,516	1,293,771
HMS Holdings Corp.†	13,800	316,986
Morningstar, Inc.	10,414	1,529,817
nCino, Inc†(1)(2)	4,283	93,155
Performant Financial Corp.†	50,000	50,000
ServiceSource International, Inc.†	70,000	98,700
Team, Inc.†#	14,000	178,220

		3,818,285

Commercial Services-Finance - 0.7%

Clarivate Analytics PLC†#	37,887	770,622
Euronet Worldwide, Inc.†	4,100	508,564
Evo Payments, Inc., Class A†	3,900	98,592
MoneyGram International, Inc.†	47,000	101,520
PRGX Global, Inc.†	26,500	95,665
StoneCo, Ltd., Class A†#	7,942	316,806

		1,891,769

Communications Software - 0.0%

SeaChange International, Inc.†	24,500	89,670

Computer Aided Design - 0.5%

Aspen Technology, Inc.†	13,580	1,446,406

Computer Services - 0.1%

Parsons Corp.†	4,943	193,222

Computer Software - 1.2%

Bill.com Holdings, Inc.†	5,648	320,580

Checkr, Inc.†(1)(2)	1,956	56,196
Computer Modelling Group, Ltd.	14,800	76,853
Cornerstone OnDemand, Inc.†	22,657	929,617
Envestnet, Inc.†	14,002	1,056,871
SS&C Technologies Holdings, Inc.	14,215	788,932

		3,229,049

Computers-Integrated Systems - 0.2%

Cubic Corp.	9,829	535,091

Computers-Memory Devices - 0.0%

Everspin Technologies, Inc.†#	10,000	37,000

Computers-Periphery Equipment - 0.0%

Key Tronic Corp.†	9,633	44,986

Consulting Services - 0.4%

Booz Allen Hamilton Holding Corp.	10,500	748,650
Franklin Covey Co.†	3,000	94,350
GP Strategies Corp.†	8,000	88,960
Information Services Group, Inc.†	27,400	86,858

		1,018,818

Consumer Products-Misc. - 0.1%

Acme United Corp.	4,570	106,115
CSS Industries, Inc.	4,500	42,165
Reynolds Consumer Products, Inc.†	5,557	160,320

		308,600

Containers-Metal/Glass - 0.6%

Crown Holdings, Inc.†	21,763	1,534,292

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†#	3,421	8,895

Data Processing/Management - 0.0%

Innodata, Inc.†	52,600	60,490

Dental Supplies & Equipment - 0.3%

Envista Holdings Corp.†#	33,536	851,144

Diagnostic Equipment - 0.0%

Adaptive Biotechnologies Corp.†	3,513	98,715

Diagnostic Kits - 0.3%

Quidel Corp.†	10,219	789,316

Disposable Medical Products - 0.7%

ICU Medical, Inc.†	10,187	1,994,716

Distribution/Wholesale - 3.0%

BlueLinx Holdings, Inc.†#	5,500	64,625
Educational Development Corp.	16,000	82,560
Houston Wire & Cable Co.†	14,739	47,312
IAA, Inc.†	40,957	1,749,683
KAR Auction Services, Inc#.	42,309	814,448
Pool Corp.	19,740	4,164,350
SiteOne Landscape Supply, Inc.†#	10,726	1,064,556

		7,987,534

Diversified Manufacturing Operations - 0.1%

Enerpac Tool Group Corp.	9,200	196,604
Federal Signal Corp.	5,300	153,700
LSB Industries, Inc.†#	17,500	34,125

		384,429

Diversified Minerals - 0.1%

Lundin Mining Corp.	38,196	194,928

Diversified Operations - 0.0%

Professional Holding Corp., Class A†	1,930	35,937

Diversified Operations/Commercial Services - 0.0%

Colliers International Group, Inc.	835	67,518
Volt Information Sciences, Inc.†	14,393	26,627

		94,145

E-Commerce/Products - 0.0%

Liquidity Services, Inc.†	5,277	21,001
US Auto Parts Network, Inc.†	20,000	47,200

		68,201

E-Commerce/Services - 0.3%

A Place For Rover, Inc.†(1)(2)	513	3,206
GrubHub, Inc.†	11,298	543,547
Leaf Group, Ltd.†	33,000	86,790
Travelzoo†	11,000	89,980

		723,523

Educational Software - 0.0%

Zovio, Inc.†	25,000	39,250

Electric Products-Misc. - 0.8%

Graham Corp.	5,800	96,164
Littelfuse, Inc.	2,200	351,296
nLight, Inc.†#	51,318	847,260
Novanta, Inc.†	8,701	776,216
Ultralife Corp.†	12,300	87,084

		2,158,020

Electric-Distribution - 0.0%

Genie Energy, Ltd., Class B	12,500	86,500

Electric-Integrated - 2.0%

NorthWestern Corp.	31,421	2,210,153
PNM Resources, Inc.	21,938	1,032,841
Portland General Electric Co.	40,569	2,207,359

		5,450,353

Electronic Components-Misc. - 0.1%

Applied Optoelectronics, Inc.†	5,000	44,650
Ballantyne Strong, Inc.†	14,000	42,000
Bel Fuse, Inc., Class B	6,000	68,640
Sypris Solutions, Inc.†	24,000	21,840
ZAGG, Inc.†#	14,000	94,080

		271,210

Electronic Components-Semiconductors - 0.8%

AXT, Inc.†	27,200	94,656
CTS Corp.	13,929	363,129
EMCORE Corp.†	32,200	95,634
GSI Technology, Inc.†	19,800	131,868
Inphi Corp.†	4,748	354,486
Lattice Semiconductor Corp.†	48,925	878,204
Monolithic Power Systems, Inc.	1,247	197,824
Semtech Corp.†	3,500	138,215

		2,254,016

Electronic Measurement Instruments - 0.4%

CyberOptics Corp.†	6,700	142,308
National Instruments Corp.	16,697	672,555
Stoneridge, Inc.†	8,500	187,850

		1,002,713

Electronic Security Devices - 0.1%

API Group Corp.	27,496	301,081

Energy-Alternate Sources - 0.1%

NextEra Energy Partners LP	5,900	340,253

Engines-Internal Combustion - 0.4%

Gates Industrial Corp. PLC†#	98,820	1,033,657

Enterprise Software/Service - 2.5%

Blackbaud, Inc.	17,214	1,167,109
Ceridian HCM Holding, Inc.†#	11,094	784,679
Coupa Software, Inc.†	2,447	366,438
Guidewire Software, Inc.†#	14,678	1,608,856
Paycom Software, Inc.†	2,073	585,933
SailPoint Technologies Holding, Inc.†	30,018	760,056
Tyler Technologies, Inc.†	4,608	1,443,917

		6,716,988

Entertainment Software - 0.2%

Zynga, Inc., Class A†	79,300	532,103

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.	1,300	105,131

Filtration/Separation Products - 0.3%

ESCO Technologies, Inc.	8,345	758,727

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	89,915

Finance-Commercial - 0.1%

Marlin Business Services Corp.	7,500	147,450

Finance-Consumer Loans - 0.5%

Asta Funding, Inc.†	13,200	131,208
Elevate Credit, Inc.†	27,000	89,100
Encore Capital Group, Inc.†#	12,132	450,825
PRA Group, Inc.†	13,400	520,188
Regional Management Corp.†	1,100	28,215
SLM Corp.	20,600	213,622

		1,433,158

Finance-Credit Card - 0.0%

Atlanticus Holdings Corp.†	7,434	96,642

Finance-Investment Banker/Broker - 1.1%

GAIN Capital Holdings, Inc.	33,000	194,700
JMP Group LLC	16,300	51,997
Lazard, Ltd., Class A	39,081	1,399,881
Moelis & Co., Class A	39,927	1,276,067

		2,922,645

Finance-Mortgage Loan/Banker - 0.2%

PennyMac Financial Services, Inc.	16,155	569,625

Finance-Other Services - 0.4%

Cboe Global Markets, Inc.	9,495	1,082,430

Financial Guarantee Insurance - 0.1%

Radian Group, Inc.	15,200	322,848

Food-Canned - 0.1%

Seneca Foods Corp., Class A†	5,000	173,600

Food-Confectionery - 0.0%

Rocky Mountain Chocolate Factory, Inc.	6,500	49,790

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	6,700	13,735

Food-Misc./Diversified - 0.9%

BellRing Brands, Inc., Class A†	6,255	122,911
Cal-Maine Foods, Inc.	11,951	416,970
Nomad Foods, Ltd.†	17,023	314,245
Post Holdings, Inc.†	7,000	708,820
Simply Good Foods Co.†	11,806	260,440
TreeHouse Foods, Inc.†	12,900	491,619

		2,315,005

Food-Retail - 0.0%

Blue Apron Holdings, Inc., Class A†	3,000	8,580
Natural Grocers by Vitamin Cottage, Inc.	14,000	96,600

		105,180

Food-Wholesale/Distribution - 1.4%

AMCON Distributing Co.	500	36,359
Grocery Outlet Holding Corp.†	1,000	31,650
Performance Food Group Co.†#	90,330	3,829,992

		3,898,001

Footwear & Related Apparel - 0.1%

Iconix Brand Group, Inc.†#	31,400	36,110
Rocky Brands, Inc.	6,711	163,413

		199,523

Forestry - 0.2%

Interfor Corp.†	18,400	163,540
West Fraser Timber Co., Ltd.	12,300	459,286

		622,826

Gambling (Non-Hotel) - 0.2%

Monarch Casino & Resort, Inc.†	13,156	622,016

Garden Products - 1.7%

Toro Co.	63,852	4,560,948

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.	5,300	453,150
ONE Gas, Inc.	10,100	829,614
RGC Resources, Inc.	469	12,874
Southwest Gas Holdings, Inc.	11,437	739,745

		2,035,383

Gold Mining - 0.5%

Alacer Gold Corp.†	32,836	148,493
Franco-Nevada Corp.	4,100	440,164
Gold Resource Corp.	37,100	149,142
Northern Star Resources, Ltd.	60,479	535,787

		1,273,586

Golf - 0.4%

Acushnet Holdings Corp.	41,431	1,054,419
Drive Shack, Inc.†	29,500	84,370

		1,138,789

Hazardous Waste Disposal - 0.2%

Centrus Energy Corp, Class A†	9,600	76,608
Heritage-Crystal Clean, Inc.†	8,900	234,337
US Ecology, Inc.	6,498	273,306

		584,251

Health Care Cost Containment - 0.5%

HealthEquity, Inc.†#	17,893	1,270,224

Healthcare Safety Devices - 0.2%

Alpha Pro Tech, Ltd.†	24,000	504,000
Retractable Technologies, Inc.†#	30,000	49,200

		553,200

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†	5,300	396,175

Hotels/Motels - 0.0%

Red Lion Hotels Corp.†	33,000	84,810

Housewares - 0.0%

Libbey, Inc.†	40,000	57,600
Lifetime Brands, Inc.	8,000	50,880

		108,480

Human Resources - 0.1%

Computer Task Group, Inc.†	19,600	114,660
Cross Country Healthcare, Inc.†	12,791	121,259
RCM Technologies, Inc.†	20,000	49,600

		285,519

Identification Systems - 0.7%

Aware, Inc.†	34,900	106,445
Brady Corp., Class A	35,887	1,698,891

		1,805,336

Instruments-Controls - 0.7%

Woodward, Inc.	17,553	1,811,470

Insurance-Property/Casualty - 2.4%

Assurant, Inc.	5,823	702,195
FedNat Holding Co.	7,600	99,104
First Acceptance Corp.†	2,558	1,522
Hanover Insurance Group, Inc.	4,600	545,284
Kinsale Capital Group, Inc.#	17,351	2,107,626
ProSight Global, Inc.†	3,165	42,411
RLI Corp.	23,081	1,855,251
Safety Insurance Group, Inc.	2,958	232,913
Selective Insurance Group, Inc.	12,300	686,094
State Auto Financial Corp.	6,461	161,396

		6,433,796

Insurance-Reinsurance - 0.3%

Axis Capital Holdings, Ltd.	9,050	507,886
Essent Group, Ltd.	6,000	261,840

		769,726

Internet Application Software - 0.2%

GlobalSCAPE, Inc.	12,200	106,994
Tucows, Inc., Class A†	696	35,559
Zendesk, Inc.†	5,700	452,067

		594,620

Internet Connectivity Services - 0.1%

Internap Corp.†	100,000	66,000
PC-Tel, Inc.	21,200	148,824

		214,824

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	25,000	57,000

Internet Security - 0.2%

Proofpoint, Inc.†	5,000	533,250

Investment Companies - 0.1%

Altus Midstream Co., Class A†#	30,000	43,800
Medallion Financial Corp.†	17,100	101,061
Mediaco Holding, Inc., Class A†	3,491	23,564
Portman Ridge Finance Corp.	16,700	34,903

		203,328

Investment Management/Advisor Services - 1.0%

AssetMark Financial Holdings, Inc.†	14,730	390,198
Eaton Vance Corp.	25,386	1,047,426
Focus Financial Partners, Inc. Class A†	41,768	1,135,672
Manning & Napier, Inc.#	8,400	13,608
Silvercrest Asset Management Group, Inc., Class A	10,000	115,600

		2,702,504

Leisure Products - 0.0%

Escalade, Inc.	5,200	44,148

Machine Tools & Related Products - 0.9%

Hurco Cos., Inc.	3,000	84,540
L.S. Starrett Co., Class A†	8,000	36,480
Lincoln Electric Holdings, Inc.	27,197	2,227,162

		2,348,182

Machinery-Electrical - 0.3%

Babcock & Wilcox Enterprises, Inc.†	20,000	83,000
Bloom Energy Corp. Class A†#	10,512	95,344
BWX Technologies, Inc.	12,573	689,503

		867,847

Machinery-General Industrial - 1.5%

Altra Industrial Motion Corp.	43,171	1,300,311
Applied Industrial Technologies, Inc.	24,119	1,422,780
Chart Industries, Inc.†	7,300	415,516
Gencor Industries, Inc.†	8,650	86,932
Intevac, Inc.†	6,100	34,160
Twin Disc, Inc.†	5,000	40,300
Welbilt, Inc.†	65,041	859,842

		4,159,841

Machinery-Print Trade - 0.0%

Eastman Kodak Co.†	900	2,799

Machinery-Pumps - 0.4%

Graco, Inc.	8,800	434,016
Ingersoll Rand, Inc.†	12,500	409,875
Mueller Water Products, Inc., Class A	31,900	349,305

		1,193,196

Medical Information Systems - 0.1%

Castlight Health, Inc., Class B†	63,500	57,550
NantHealth, Inc.†	50,000	113,500
Tabula Rasa HealthCare, Inc.†#	1,500	84,255

		255,305

Medical Instruments - 0.3%

Bruker Corp.	13,390	583,268
NuVasive, Inc.†	4,550	299,436

		882,704

Medical Labs & Testing Services - 1.9%

Alignment Healthcare Partners, Class A1(1)(2)	7,632	92,489
Catalent, Inc.†	63,141	3,253,656
Neuronetics, Inc.†	14,500	41,978
Syneos Health, Inc.†	25,975	1,645,516

		5,033,639

Medical Laser Systems - 0.0%

IRIDEX Corp.†	8,100	22,923

Medical Products - 1.7%

Alphatec Holdings, Inc.†	20,000	117,000
AtriCure, Inc.†	5,700	218,994
Avanos Medical, Inc.†	12,300	398,643
Conformis, Inc.†#	50,000	38,960
Electromed, Inc.†	13,900	143,031
Hanger, Inc.†	21,171	488,415
InfuSystem Holdings, Inc.†	25,000	265,000
Intersect ENT, Inc.†	2,167	51,704
iRhythm Technologies, Inc.†	5,841	507,992
Micron Solutions, Inc.†	6,425	18,954
Nevro Corp.†	2,489	323,943
Penumbra, Inc.†#	1,000	165,860
Rockwell Medical, Inc.†	45,000	126,450
T2 Biosystems, Inc.†#	25,000	17,235
United-Guardian, Inc.	3,500	51,450
West Pharmaceutical Services, Inc.	11,562	1,740,775

		4,674,406

Medical-Biomedical/Gene - 3.0%

ACADIA Pharmaceuticals, Inc.†#	2,550	108,987
Acceleron Pharma, Inc.†	3,400	292,162
Acorda Therapeutics, Inc.†	23,606	33,993
Aduro Biotech, Inc.†	41,000	125,050
Allena Pharmaceuticals, Inc.†#	30,200	59,494
Allogene Therapeutics, Inc.†#	1,676	45,252
Altimmune, Inc.†	15,000	55,500
Amarin Corp. PLC ADR†	5,300	77,751
Applied Genetic Technologies Corp.†	20,000	94,600
Arcturus Therapeutics Holdings, Inc.†	5,000	69,250
Arcutis Biotherapeutics, Inc.†	1,317	34,999
Argenx SE ADR†#	3,138	443,650
Ascendis Pharma A/S ADR†	6,935	904,185
Blueprint Medicines Corp.†#	4,953	268,106
Calithera Biosciences, Inc.†	8,600	55,728
Cara Therapeutics, Inc.†	4,346	65,320
Catabasis Pharmaceuticals, Inc.†	10,000	48,800
CEL-SCI Corp.†#	5,300	58,141
CRISPR Therapeutics AG†	653	34,903
Curis, Inc.†#	51,300	66,690
Enzo Biochem, Inc.†	37,500	79,875
Evelo Biosciences, Inc.†#	13,500	68,310
EyePoint Pharmaceuticals, Inc.†#	75,000	96,750
Five Prime Therapeutics, Inc.†	20,800	79,664
Forty Seven, Inc.†	925	53,650
Harvard Bioscience, Inc.†	45,000	145,800
Homology Medicines, Inc.†#	4,710	75,360
IGM Biosciences, Inc.†	2,027	104,208
Immunomedics, Inc.†#	7,800	124,800
Infinity Pharmaceuticals, Inc.†	100,000	117,000
Insmed, Inc.†	16,792	418,121
Iovance Biotherapeutics, Inc.†	1,500	49,365
Kaleido Biosciences, Inc.†#	13,000	77,610
Krystal Biotech, Inc.†#	1,053	56,283
Lineage Cell Therapeutics, Inc.†#	6,712	6,779
LogicBio Therapeutics, Inc.†	5,000	40,200
Menlo Therapeutics, Inc.†	19,400	57,230
Merrimack Pharmaceuticals, Inc.	5,000	14,450
Mustang Bio, Inc.†#	27,500	80,300
Novavax, Inc.†	14,300	228,800
Oncocyte Corp.†#	50,000	107,500
Orchard Therapeutics PLC ADR†	11,673	150,465
Otonomy, Inc.†	35,000	110,250
Ovid therapeutics, Inc.†#	60,200	197,456
Palatin Technologies, Inc.†#	100,000	51,070
Pfenex, Inc.†	14,000	162,400
Protalix BioTherapeutics, Inc.†	8,701	28,713
PTC Therapeutics, Inc.†	2,300	126,132
Radius Health, Inc.†#	18,286	385,103
Sage Therapeutics, Inc.†#	2,481	116,607
Scholar Rock Holding Corp.†#	2,208	31,155
Seattle Genetics, Inc.†	2,500	284,650
Selecta Biosciences, Inc.†	35,000	140,000
Sesen Bio, Inc.†#	50,000	38,000
Syndax Pharmaceuticals, Inc.†	13,000	122,330
Synlogic, Inc.†	53,400	110,004
Tocagen, Inc.†	13,300	18,886
Turning Point Therapeutics, Inc.†	2,074	102,808
Ultragenyx Pharmaceutical, Inc.†#	5,633	315,899
VolitionRX, Ltd.†#	29,400	101,136
Xencor, Inc.†#	8,193	266,191
XOMA Corp.†#	7,246	176,078

		8,059,949

Medical-Drugs - 1.8%

AcelRx Pharmaceuticals, Inc.†#	32,100	42,372
Aclaris Therapeutics, Inc.†#	43,100	49,134
Adamas Pharmaceuticals, Inc.†#	13,500	61,560
Aeglea BioTherapeutics, Inc.†#	25,000	170,750
Aimmune Therapeutics, Inc.†#	8,175	194,647
Alimera Sciences, Inc.†	7,667	55,279
cbdMD, Inc.†#	18,600	18,972

Chiasma, Inc.†#	45,000	200,250
Chimerix, Inc.†	57,300	101,421
Corvus Pharmaceuticals, Inc.†	23,722	81,604
Cumberland Pharmaceuticals, Inc.†	27,800	115,092
Eloxx Pharmaceuticals, Inc.†	16,900	52,897
Enanta Pharmaceuticals, Inc.†	500	25,440
Global Blood Therapeutics, Inc.†	9,384	600,200
Kala Pharmaceuticals, Inc.†#	18,900	101,115
KalVista Pharmaceuticals, Inc.†#	7,900	106,255
Marinus Pharmaceuticals, Inc.†#	88,800	222,000
Millendo Therapeutics, Inc.†	3,333	25,631
MyoKardia, Inc.†	5,348	339,010
Neos Therapeutics, Inc.†#	15,000	23,100
Odonate Therapeutics, Inc.†	1,159	34,295
PhaseBio Pharmaceuticals, Inc.†#	24,000	101,040
Prestige Consumer Healthcare, Inc.†	25,092	937,437
Principia Biopharma, Inc.†	3,229	208,464
Reata Pharmaceuticals, Inc., Class A†#	2,037	396,706
scPharmaceuticals, Inc.†	11,500	101,775
Spero Therapeutics, Inc.†	8,600	82,044
Sutro Biopharma, Inc.†	8,400	81,732
Tetraphase Pharmaceuticals, Inc.†	10,000	17,700
TherapeuticsMD, Inc.†#	100,029	169,049
Trevena, Inc.†#	55,000	39,314
Tricida, Inc.†#	4,147	131,791
VIVUS, Inc.†#	24,100	43,621

		4,931,697

Medical-Generic Drugs - 0.2%

Kodiak Sciences, Inc.†#	4,922	314,861
Momenta Pharmaceuticals, Inc.†	9,539	269,858

		584,719

Medical-HMO - 1.1%

Molina Healthcare, Inc.†	23,578	2,889,484

Medical-Hospitals - 0.1%

Acadia Healthcare Co., Inc.†#	11,670	345,432

Medical-Nursing Homes - 0.1%

Genesis Healthcare, Inc.†#	100,000	165,000

Medical-Outpatient/Home Medical - 0.4%

Amedisys, Inc.†	3,862	672,026
Pennant Group, Inc.†	6,228	169,215
Providence Service Corp.†	1,600	98,848

		940,089

Medical-Wholesale Drug Distribution - 0.5%

Great Elm Capital Group, Inc.†	40,000	126,000
Premier, Inc., Class A†#	38,593	1,135,792

		1,261,792

Metal Processors & Fabrication - 1.2%

Ampco-Pittsburgh Corp.†	19,500	53,235
AZZ, Inc.	10,200	376,278
Gulf Island Fabrication, Inc.†	9,100	40,495
Helios Technologies, Inc.	5,377	213,736
RBC Bearings, Inc.†	14,263	2,441,683
Strattec Security Corp.	1,500	31,365

		3,156,792

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	66,275

Metal Products-Fasteners - 0.0%

Eastern Co.	4,187	106,643

Metal-Aluminum - 0.2%

Alcoa Corp.†	17,800	246,886
Constellium SE†	25,300	313,720

		560,606

Metal-Copper - 0.1%

ERO Copper Corp.†	23,700	254,083

Mining Services - 0.0%

Contura Energy, Inc.†	7,000	39,830

Miscellaneous Manufacturing - 1.6%

AptarGroup, Inc.	33,133	3,348,752
FreightCar America, Inc.†	35,000	54,600
John Bean Technologies Corp.	8,717	844,329

		4,247,681

Multimedia - 0.6%

E.W. Scripps Co., Class A	40,420	480,998
FactSet Research Systems, Inc.#	4,209	1,119,552

		1,600,550

Non-Ferrous Metals - 0.0%

Uranium Energy Corp.†#	100,500	60,310

Non-Hazardous Waste Disposal - 0.3%

Advanced Disposal Services, Inc.†	11,880	392,753
Waste Connections, Inc.	3,750	361,837

		754,590

Oil & Gas Drilling - 0.3%

Patterson-UTI Energy, Inc.	128,970	738,998
Quintana Energy Services, Inc.†	15,000	30,150

		769,148

Oil Companies-Exploration & Production - 0.9%

Amplify Energy Corp.	15,000	62,700
Cimarex Energy Co.	18,781	620,712
Contango Oil & Gas Co.†#	40,000	131,200
Diamondback Energy, Inc.	5,000	310,000
Earthstone Energy, Inc., Class A†	18,400	70,840
Evolution Petroleum Corp.	23,100	108,801
Goodrich Petroleum Corp.†	9,000	47,970
Kosmos Energy, Ltd.	11,364	34,660
Lonestar Resources US, Inc., Class A†	30,000	41,400
Magnolia Oil & Gas Corp., Class A†#	32,800	246,328
Mammoth Energy Services, Inc.#	30,000	32,700
Parsley Energy, Inc., Class A	10,308	138,127
SandRidge Energy, Inc.†	25,000	51,500
Seven Generations Energy, Ltd., Class A†	26,700	109,804
SilverBow Resources, Inc.†	10,000	28,100
VAALCO Energy, Inc.†	30,000	60,000
Venture Global LNG, Inc., Series B†(1)(2)	4	20,800
Venture Global LNG, Inc., Series C†(1)(2)	59	306,800

		2,422,442

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†#	4,200	149,604
Flotek Industries, Inc.†	50,000	79,000
Hi-Crush Partners LP†	45,000	27,000
Mitcham Industries, Inc.†	22,400	59,360
Natural Gas Services Group, Inc.†	10,400	102,752
Smart Sand, Inc.†#	15,000	24,450
Superior Drilling Products, Inc.†	56,000	34,138
Thermon Group Holdings, Inc.†	4,100	72,037

		548,341

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	100,563
Trecora Resources†	2,100	11,865

		112,428

Oil-Field Services - 0.5%

Core Laboratories NV	21,226	569,706
Era Group, Inc.†	15,000	147,000
KLX Energy Services Holdings, Inc.†	14,000	33,880
Liberty Oilfield Services, Inc., Class A#	28,718	192,123
NCS Multistage Holdings, Inc.†	23,000	25,070
NexTier Oilfield Solutions, Inc.†	33,500	156,110
Nine Energy Service, Inc.†#	20,000	81,200
Nuverra Environmental Solutions, Inc.†#	6,300	15,120
Ranger Energy Services, Inc.†	5,000	34,400
TETRA Technologies, Inc.†	50,000	63,000

		1,317,609

Pharmacy Services - 0.0%

JAND, Inc. (dba Warby Parker), Class A†(1)(2)	4,462	81,039

Physical Therapy/Rehabilitation Centers - 1.2%

Encompass Health Corp.	37,289	2,790,709
U.S. Physical Therapy, Inc.	3,221	335,692

		3,126,401

Pipelines - 0.0%

New Fortress Energy LLC†#	6,195	87,040

Pollution Control - 0.0%

Fuel Tech, Inc.†#	75,000	60,720

Poultry - 0.2%

Sanderson Farms, Inc.	3,600	444,816

Power Converter/Supply Equipment - 0.6%

Generac Holdings, Inc.†	14,860	1,530,431

Printing-Commercial - 0.1%

ARC Document Solutions, Inc.	103,000	142,140

Protection/Safety - 0.0%

ADT, Inc.	16,024	102,393

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc.†	84,700	127,050

Radio - 0.1%

Emmis Communications Corp., Class A†	27,600	99,636
Saga Communications, Inc., Class A	1,623	46,710
Salem Media Group, Inc.	10,000	12,300
Townsquare Media, Inc., Class A	11,000	98,010

		256,656

Real Estate Investment Trusts - 5.2%

Acadia Realty Trust	8,500	194,140
Alexander & Baldwin, Inc.	5,276	99,189
American Campus Communities, Inc.	13,400	582,096
Community Healthcare Trust, Inc.	2,400	114,312
CubeSmart	73,943	2,238,255
EastGroup Properties, Inc.	26,336	3,311,225
First Industrial Realty Trust, Inc.	6,600	254,100
JBG SMITH Properties	18,932	694,426
National Retail Properties, Inc.	41,085	2,089,172
Outfront Media, Inc.	47,084	1,240,192
Paramount Group, Inc.	13,927	169,213
PS Business Parks, Inc.	5,556	825,344
Regency Centers Corp.	3,735	214,538
Rexford Industrial Realty, Inc.	13,000	608,010
RLJ Lodging Trust	80,038	1,057,302
Ryman Hospitality Properties, Inc.	6,333	440,207

		14,131,721

Real Estate Management/Services - 1.0%

Cushman & Wakefield PLC†#	93,052	1,692,616
FirstService Corp.	9,936	982,174
Maui Land & Pineapple Co., Inc.†	10,000	110,100

		2,784,890

Real Estate Operations & Development - 0.1%

Consolidated-Tomoka Land Co.	3,100	178,281
Stratus Properties, Inc.†	3,000	85,980
Trinity Place Holdings, Inc.†	10,000	32,900

		297,161

Recreational Centers - 0.4%

OneSpaWorld Holdings, Ltd.†#	16,940	207,007
Planet Fitness, Inc., Class A†	13,364	901,936

		1,108,943

Recreational Vehicles - 0.9%

Brunswick Corp.	43,332	2,305,262

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	14,415	566,942

Retail-Apparel/Shoe - 0.5%

Allbirds, Inc.(1)(2)	5,670	73,063
Burlington Stores, Inc.†	5,050	1,092,113
J. Jill, Inc.#	35,500	30,175
RTW RetailWinds, Inc.†	33,029	9,251
Tailored Brands, Inc.	30,000	98,700
Tilly’s, Inc., Class A	10,968	71,292

		1,374,594

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†#	33,800	145,002

Retail-Automobile - 0.0%

Rush Enterprises, Inc., Class A	1,100	46,112

Retail-Building Products - 0.0%

Aspen Aerogels, Inc.†	14,200	112,890

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	4,660	759,673

Retail-Discount - 0.8%

BJ’s Wholesale Club Holdings, Inc.†#	74,046	1,426,126
Citi Trends, Inc.	6,200	122,574
Ollie’s Bargain Outlet Holdings, Inc.†#	12,526	637,198

		2,185,898

Retail-Home Furnishings - 0.2%

Bassett Furniture Industries, Inc.	6,500	64,155
Lovesac Co.†	8,000	69,520
RH†#	852	154,553
Tuesday Morning Corp.†	92,000	151,800

		440,028

Retail-Misc./Diversified - 0.1%

Container Store Group, Inc.†#	20,000	75,600
Five Below, Inc.†	1,600	155,120
Gaia, Inc.†#	9,400	79,242

		309,962

Retail-Petroleum Products - 0.0%

TravelCenters of America, Inc.†	4,000	48,360

Retail-Restaurants - 1.2%

BBQ Holdings, Inc.†	8,250	36,465
Chuy’s Holdings, Inc.†	8,670	185,885
Denny’s Corp.†	17,000	295,970
Dunkin’ Brands Group, Inc.	6,400	425,728
Fiesta Restaurant Group, Inc.†	12,319	119,002
Habit Restaurants, Inc., Class A†	10,000	139,600
J Alexander’s Holdings, Inc.†	13,000	106,730
Kura Sushi USA, Inc., Class A†	4,500	83,745
Luby’s, Inc.†	25,000	59,000
Papa John’s International, Inc.	10,000	576,100
Potbelly Corp.†	10,000	50,000
Red Robin Gourmet Burgers, Inc.†	7,839	215,572
Wendy’s Co.	46,267	873,521

		3,167,318

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	35,000	78,050

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,000	30,480

Retail-Vision Service Center - 0.2%

National Vision Holdings, Inc.†	17,547	610,987

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	17,000	43,520

Satellite Telecom - 0.0%

KVH Industries, Inc.†	8,357	87,080

Savings & Loans/Thrifts - 0.7%

BankFinancial Corp.	9,300	105,462
Capitol Federal Financial, Inc.	19,967	243,697
ESSA Bancorp, Inc.	9,000	148,860
First Financial Northwest, Inc.	10,000	139,500
Investors Bancorp, Inc.	26,400	278,256
Lake Shore Bancorp, Inc.	10,000	150,500
Malvern Bancorp, Inc.†	3,800	72,656
Meridian Bancorp, Inc.	21,160	349,352
Pacific Premier Bancorp, Inc.	8,800	227,304
Provident Financial Holdings, Inc.	3,414	67,426
Timberland Bancorp, Inc.	3,900	90,675

		1,873,688

Schools - 0.4%

Aspen Group, Inc.†	14,500	127,310
Bright Horizons Family Solutions, Inc.†	3,416	536,824
Chegg, Inc.†	4,780	187,424
Lincoln Educational Services Corp.†	20,000	59,000
Strategic Education, Inc.	700	103,166
Universal Technical Institute, Inc.†	12,000	88,800

		1,102,524

Security Services - 0.3%

Brink’s Co.	10,902	853,518

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	19,927	38,658
Geospace Technologies Corp.†	8,900	109,737

		148,395

Semiconductor Components-Integrated Circuits - 0.4%

Power Integrations, Inc.	13,376	1,164,381

Semiconductor Equipment - 1.3%

Cabot Microelectronics Corp.	15,629	2,176,807
Entegris, Inc.	19,900	1,061,068
MKS Instruments, Inc.	1,700	170,323
Richardson Electronics, Ltd.	15,000	67,050

		3,475,248

Specified Purpose Acquisitions - 0.1%

Collier Creek Holdings†	13,012	152,891
Conyers Park II Acquisition Corp.†	14,312	158,148

		311,039

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc.	2,848	330,995

Steel-Producers - 0.0%

Friedman Industries, Inc.	10,000	55,300
Shiloh Industries, Inc.†	13,600	47,056

		102,356

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	10,500	71,925

Telecom Equipment-Fiber Optics - 0.0%

Clearfield, Inc.†	10,000	107,200

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.	1	6
RigNet, Inc.†	12,600	44,352
Spok Holdings, Inc.	9,800	97,608

		141,966

Telecommunication Equipment - 0.1%

Communications Systems, Inc.	30,000	171,000
Wireless Telecom Group, Inc.†	53,200	65,436

		236,436

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	161,700

Textile-Products - 0.0%

Culp, Inc.	6,500	59,280
Dixie Group, Inc.†	10,000	9,500

		68,780

Theaters - 0.7%

Cinemark Holdings, Inc.#	68,730	1,784,231

Therapeutics - 0.1%

Agios Pharmaceuticals, Inc.†#	3,033	144,007
CorMedix, Inc.†#	11,800	61,360
G1 Therapeutics, Inc.†#	2,875	51,577
Trevi Therapeutics, Inc.†	15,000	77,850

		334,794

Tobacco - 0.0%

Greenlane Holdings, Inc., Class A†#	10,000	21,400

Tools-Hand Held - 0.9%

MSA Safety, Inc.	20,140	2,450,434

Toys - 0.0%

JAKKS Pacific, Inc.†#	30,000	21,192

Transport-Marine - 0.0%

Hornbeck Offshore Services, Inc.†#	75,000	30,000
Overseas Shipholding Group, Inc., Class A†#	35,000	60,200

		90,200

Transport-Services - 0.2%

Matson, Inc.	16,600	551,286
Steel Connect, Inc.†	71,500	99,385

		650,671

Transport-Truck - 1.6%

Knight-Swift Transportation Holdings, Inc.#	65,976	2,107,273
Landstar System, Inc.	18,347	1,852,497
P.A.M. Transportation Services, Inc.†	1,357	53,751
Patriot Transportation Holding, Inc.	5,000	60,750
Schneider National, Inc., Class B	10,588	189,631
USA Truck, Inc.†	4,000	20,060
XPO Logistics, Inc.†	1	74

		4,284,036

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. CVR†(1)	3,000	0

Vitamins & Nutrition Products - 0.1%

Calyxt, Inc.†	20,000	126,200

Water - 0.4%

California Water Service Group	6,600	316,536
Middlesex Water Co.	4,682	278,438
PICO Holdings, Inc.†	10,000	94,900
SJW Group	6,970	426,425

		1,116,299

Web Hosting/Design - 0.7%

Q2 Holdings, Inc.†#	25,590	1,928,718

Web Portals/ISP - 0.0%

Synacor, Inc.†	44,000	48,840

Wire & Cable Products - 0.0%

Belden, Inc.	1,600	63,888

Wireless Equipment - 0.1%

Frequency Electronics, Inc.†	10,000	93,000
PagerDuty, Inc.†#	4,125	84,975
Sonim Technologies, Inc.†#	18,900	54,810

		232,785

Total Common Stocks
(cost $237,419,959)		261,240,767

CONVERTIBLE PREFERRED SECURITIES - 0.8%
Applications Software - 0.3%

Convoy, Inc., Series C Series C†(1)(2)	12,094	163,753
Convoy, Inc., Series D†(1)(2)	7,659	103,703
Haul Hub, Inc. Series B†(1)(2)	2,168	31,610
ServiceTitan, Inc., Series A-1†(1)(2)	4	106
ServiceTitan, Inc., Series D†(1)(2)	1,942	51,657
Toast, Inc., Series B Series B†(1)(2)	98	4,454
Toast, Inc. Series D†(1)(2)	7,194	326,964
Toast, Inc. Series F†(1)(2)	594	26,997

		709,244

Auto-Cars/Light Trucks - 0.1%

Rivian Automotive, Inc. Series D†(1)(2)	12,194	131,012

Computer Software - 0.0%

Checkr, Inc., Series C†(1)(2)	2,998	90,679
Checkr, Inc., Series D†(1)(2)	4,084	123,527

		214,206

E-Commerce/Products - 0.0%

1stdibs.com, Inc., Series D†(1)(2)	11,111	49,555

E-Commerce/Services - 0.2%

Farmers Business Network, Inc., Series C†(1)(2)	8,287	191,264

Vroom, Inc. Series F†(1)(2)	5,863	159,433
Vroom, Inc. Series H†(1)(2)	1,919	52,183

		402,880

Enterprise Software/Service - 0.1%

Plex Systems, Inc., Series B†(1)(2)	50,422	146,728

Food-Retail - 0.1%

Roofoods, Ltd. Series F†(1)(2)	618	240,186
Roofoods, Ltd Series G†(1)(2)	16	6,686

		246,872

Footwear & Related Apparel - 0.0%

Allbirds, Inc., Series A Series A†(1)(2)	1,850	23,839
Allbirds, Inc., Series B Series B†(1)(2)	325	4,188
Allbirds, Inc., Series C†(1)(2)	3,110	40,075
Allbirds, Inc., Series SEED Series Seed†(1)(2)	995	12,821

		80,923

Internet Content-Information/News - 0.0%

A Place For Rover, Inc. Series G†(1)(2)	7,335	45,844

Medical-Biomedical/Gene - 0.0%

Generation Bio Series C†(1)(2)	7,499	41,930

Pharmacy Services - 0.0%

JAND, Inc. (dba Warby Parker) Series E†(1)(2)	5,505	99,982

Seismic Data Collection - 0.0%

Seismic Software Holdings, Inc., Series E†(1)(2)	2,336	82,718

Total Convertible Preferred Securities
(cost $1,748,958)		2,251,894

RIGHTS† - 0.0%
Medical-Drugs - 0.0%

Spero Therapeutics, Inc. Expires 03/02/2020	1,307	706

WARRANTS† - 0.0%
Banks-Commercial - 0.0%

Grasshopper Bancorp, Inc.(1)(2) Expires 10/12/2028	1,009	3,764

Banks-Regional - 0.0%

Sound Bank(1)(2) Expires 05/01/2024	456	0

Electronic Security Devices - 0.0%

J2 Acquisition, Ltd. Expires 10/10/2020 (strike price $11.50)	27,696	0

Total Warrants
(cost $277)		3,764

Total Long-Term Investment Securities
(cost $239,169,194)		263,497,131

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Registered Investment Companies - 2.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(4)	593,129	593,129
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(3)(4)	4,250,693	4,250,693
T. Rowe Price Government Reserve Fund 1.59%(4)	970,146	970,146

Total Short-Term Investment Securities
(cost $5,813,968)		5,813,968

REPURCHASE AGREEMENTS - 2.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $6,831,142 collateralized by $6,825,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and having an approximate value of $6,969,240

(cost $6,831,000)	$6,831,000	6,831,000

TOTAL INVESTMENTS
(cost $251,814,162)	102.0%	276,142,099
Liabilities in excess of other assets	(2.0)	(5,507,914)

NET ASSETS	100.0%	$270,634,185

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
A Place for Rover, Inc.	05/25/2018	513	$3,476	$3,206	$6.25	0.00%

Allbirds, Inc.	10/10/2018	4,690	51,436
	12/21/2018	980	10,748

		5,670	62,184	73,063	12.89	0.03

Alignment Healthcare Partners, Class A1	02/28/2020	7,632	92,489	92,489	12.12	0.03

Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	44,688	56,196	28.73	0.02

Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	52,080	10.00	0.02

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	81,039	18.16	0.03
nCino, Inc.	09/16/2019	4,283	93,155	93,155	21.75	0.03
ServiceTitan, Inc.	11/09/2018	191	5,022	5,081	26.60	0.00
Sound Bank (Non-voting Shares)	05/06/2019	3,056	30,560	30,560	10.00	0.01
Sound Bank (Voting Shares)	05/06/2019	1,501	15,010	15,010	10.00	0.01
Toast, Inc.	09/14/2018	11	191	500	45.45	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	20,800	5,200	0.01

Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	306,800	5,200	0.11

Convertible Preferred Securities
1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	49,555	4.46	0.02
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	45,844	6.25	0.02
Allbirds, Inc., Series A	10/10/2018	1,850	20,289	23,839	12.89	0.01
Allbirds, Inc., Series B	10/10/2018	325	3,565	4,188	54.84	0.00
Allbirds, Inc., Series C	10/09/2018	3,110	34,108	40,075	12.89	0.01
Allbirds, Inc., Series SEED	10/10/2018	995	10,912	12,821	54.84	0.00
Checkr, Inc., Series C	04/10/2018	2,998	40,926	90,679	30.25	0.03
Checkr, Inc., Series D	09/06/2019	4,084	123,527	123,527	30.25	0.05
Convoy, Inc., Series C	09/14/2018	12,094	85,875	163,753	13.54	0.06
Convoy, Inc., Series D	10/30/2019	7,659	103,703	103,703	13.54	0.04
Generation Bio, Series C	01/09/2020	7,499	41,930	41,930	5.59	0.02
Farmers Business Network, Inc., Series D	11/03/2017	8,287	153,012	191,264	23.08	0.07
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	31,610	14.58	0.01
JAND, Inc. (dba Warby Parker), Series E	03/09/2018	5,505	86,522	99,982	18.16	0.04
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	146,728	2.91	0.05
Rivian Automative, Inc. Series D	12/23/2019	12,194	131,012	131,012	10.74	0.05
Roofoods, Ltd., Series F	09/12/2017	618	218,507	240,186	388.65	0.09
Roofoods, Ltd., Series G	05/16/2019	16	6,686	6,686	417.88	0.00
Seismic Software Holdings, Inc., Series E	12/13/2018	2,336	73,632	82,718	35.41	0.03
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	106	26.51	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	51,657	26.60	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	4,454	45.45	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	326,964	45.45	0.12
Toast, Inc., Series F	02/14/2020	594	26,997	26,997	45.45	0.01
Vroom, Inc., Series F	06/30/2017	5,863	100,009	159,433	27.19	0.06
Vroom, Inc., Series H	11/21/2019	1,919	52,183	52,183	27.19	0.02

Warrants
Grasshopper Bancorp, Inc.
Expires 10/12/2028	10/12/2018	1,009	0	3,764	3.73	0.06
Sound Bank
Expires 05/01/2024	05/06/2019	456	0	0	0.00	—

				$3,085,637		1.19%

(3)

At February 29, 2020, the Fund had loaned securities with a total value of $29,363,687. This was secured by collateral of $4,250,693 which was received in cash and subsequently invested in short-term investments currently valued at $4,250,693 as reported in the Portfolio of Investments. Additional collateral of $26,918,207 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$388,846
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	361,325
Government National Mtg. Assoc.	2.50%	09/20/2046 to 09/20/2046	120,013
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	768,824
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2020 to 02/15/2050	25,279,199

(4)	The rate shown is the 7-day yield as of February 29, 2020.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Applications Software	$2,223,933	$—		$5,581	$2,229,514
Banks - Commercial	25,438,168	—		52,080	25,490,248
Banks - Regional	—	—		45,570	45,570
Cellular Telecom	—	—		6,510	6,510
Commercial Services	3,725,130	—		93,155	3,818,285
Computer Software	3,172,853	—		56,196	3,229,049
E-Commerce\Services	720,317	—		3,206	723,523
Medical Labs & Testing Services	4,941,150	—		92,489	5,033,639
Oil Companies - Exploration & Production	2,094,842	—		327,600	2,422,442
Pharmacy Services	—	—		81,039	81,039
Retail - Apparel/Shoe	1,301,531	—		73,063	1,374,594
Veterinary Diagnostics	—	—		0	0
Other Industries	215,669,666	1,116,688	**	—	216,786,354
Convertible Preferred Securities	—	—		2,251,894	2,251,894
Rights	706	—		—	706
Warrants:
Banks-Commercial	—	—		3,764	3,764
Banks-Regional	—	—		0	0
Electronic Security Devices	0	—		—	0
Short-Term Investment Securities	5,813,968	—		—	5,813,968
Repurchase Agreements	—	6,831,000		—	6,831,000

Total Investments at Value	$265,102,264	$7,947,688		$3,092,147	$276,142,099

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of May 31, 2019	$646,663	$1,380,645	$3,764
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation (1)	35,418	373,436	—
Change in unrealized depreciation (1)	(7,211)	(13,149)	—
Net purchases	229,935	510,962	—
Net Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(68,317)	—	—

Balance as of February 29, 2020	$836,489	$2,251,894	$3,764

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 29, 2020 includes:

Common Stocks	Convertible Preferred Securities	Warrants
$33,363	$360,287	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 29, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at February 29, 2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$740,653	Market Approach	Market Transaction Price*	$10.00-$5,200.00 ($1,055.0934)

	$81,039	Market Approach	Average of Pending Secondary Market
			Transaction Prices*	$18.162

	$3,206	Market Approach	Transaction Price*	$7.5285
			2020 Estimated Revenue Multiple*	5.0x
			2021 Estimated Revenue Multiple*	3.9x
			2020 Estimated Gross Profit Multiple*	10.5x
			2021 Estimated Gross Profit Multiple*	7.8x
			Discount for Lack of Marketability	10.0%

	$5,081	Market Approach	Transaction Price*	$26.2900
			2019 Revenue Multiple*	14.5x
			2020 Estimated Revenue Multiple*	11.0x
			2020 Estimated Gross Profit Multiple*	16.6x
			Discount for Lack of Marketability	10.0%

	$6,510	Income Approach	Estimated Future Cash Distribution*	$0.00-$2.17 ($1.085)

Preferred Securities	$1,343,854	Market Approach	Market Transaction Price*	$5.5914-$417.9011 ($45.8040)

	$99,982	Market Approach	Average of Pending Secondary Market
			Transaction Prices*	$18.162

	$240,186	Market Approach	Market Transaction Price*	$417.9011
			Discount for Potential Liquidation Preferences	7.0%

	$49,555	Market Approach	Transaction Price*	$5.0000
			2020 Estimated Revenue Multiple*	3.5x
			2021 Estimated Revenue Multiple*	2.8x
			2020 Estimated Gross Profit Multiple*	6.4x
			2021 Estimated Gross Profit Multiple*	5.2x
			Discount for Lack of Marketability	10.0%

	$45,844	Market Approach	Transaction Price*	$7.5285
			2020 Estimated Revenue Multiple*	5.0x
			2021 Estimated Revenue Multiple*	3.9x
			2020 Estimated Gross Profit Multiple*	10.5x
			2021 Estimated Gross Profit Multiple*	7.8x
			Discount for Lack of Marketability	10.0%

	$191,264	Market Approach	Transaction Price*	$23.3100
			2022 Estimated Gross Profit Multiple*	12.0x
			2023 Estimated Gross Profit Multiple*	10.9x
			Discount for Lack of Marketability	10.0%

	$146,728	Market Approach	2019 Revenue Multiple*	5.5x
			2020 Estimated Revenue Multiple*	4.9x
			2019 Gross Profit Multiple*	8.2x
			2020 Estimated Gross Profit Multiple*	7.3x
			Discount for Lack of Marketability	10.0%

	$82,718	Market Approach	Transaction Price*	$31.5200
			2019 Revenue Multiple*	12.1x
			2020 Estimated Revenue Multiple*	9.5x
			2021 Estimated Revenue Multiple*	7.6x
			Discount for Lack of Marketability	10.0%

	$51,763	Market Approach	Transaction Price*	$26.2900
			2019 Revenue Multiple*	14.5x
			2020 Estimated Revenue Multiple*	11.0x
			2020 Estimated Gross Profit Multiple*	16.6x
			Discount for Lack of Marketability	10.0%

Warrants	$3,764	Market Approach	Strike Price*	$10.0000
			Risk-Free Rate*	4.00%
			Volatility Rate *	22.51%
			Discount for Lack of Marketability	10.0%

	$0	Income Approach	Estimated Future Cash Distribution*	$0.0000

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Advanced Materials - 0.1%

Haynes International, Inc.	6,223	$157,504
Materion Corp.	10,168	461,017

		618,521

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A†	28,333	71,116
Telaria, Inc.†	22,099	270,050

		341,166

Advertising Sales - 0.0%

Boston Omaha Corp., Class A†#	5,252	102,204
Clear Channel Outdoor Holdings, Inc.†	24,473	50,659
National CineMedia, Inc.	31,207	239,982

		392,845

Advertising Services - 0.0%

Fluent, Inc.†	21,357	49,762
Marchex, Inc., Class B†	17,978	46,563
SharpSpring, Inc.†#	5,122	58,391

		154,716

Aerospace/Defense - 0.2%

AeroVironment, Inc.†	10,664	548,023
Kratos Defense & Security Solutions, Inc.†	45,139	733,960
National Presto Industries, Inc.	2,491	195,743
Park Aerospace Corp.	9,355	130,128

		1,607,854

Aerospace/Defense-Equipment - 0.7%

AAR Corp.	16,698	576,916
Aerojet Rocketdyne Holdings, Inc.†	36,595	1,803,402
Astronics Corp.†	11,450	232,091
Barnes Group, Inc.	23,608	1,267,750
Coda Octopus Group, Inc.†#	2,320	14,848
Ducommun, Inc.†	5,376	240,038
Kaman Corp.	13,862	768,786
Moog, Inc., Class A	16,105	1,242,018
Triumph Group, Inc.	24,844	472,036

		6,617,885

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	47,749	84,516
Marrone Bio Innovations, Inc.†	25,985	29,363

		113,879

Agricultural Operations - 0.2%

Alico, Inc.	2,022	65,857
Andersons, Inc.	15,769	289,677
Cadiz, Inc.†#	6,587	57,702
Fresh Del Monte Produce, Inc.	15,365	421,308
Limoneira Co.	7,833	130,811
Phibro Animal Health Corp., Class A	10,215	257,929
Tejon Ranch Co.†	10,516	158,581

		1,381,865

Airlines - 0.4%

Allegiant Travel Co.	6,511	882,501
Hawaiian Holdings, Inc.	23,142	483,205
Mesa Air Group, Inc.†	10,421	60,129
SkyWest, Inc.	24,678	1,120,381
Spirit Airlines, Inc.†	34,359	977,514

		3,523,730

Apparel Manufacturers - 0.4%

Centric Brands, Inc.†#	8,367	16,985
Deckers Outdoor Corp.†	14,074	2,446,061
Delta Apparel, Inc.†	3,094	61,137
Kontoor Brands, Inc.#	22,157	747,577
Oxford Industries, Inc.#	8,333	503,230
Superior Group of Cos., Inc.	5,334	64,115
Vince Holding Corp.†#	1,545	16,686

		3,855,791

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	3,235	37,526
iRobot Corp.†#	13,746	659,671

		697,197

Applications Software - 0.7%

Appfolio, Inc., Class A†	7,871	967,897
Brightcove, Inc.†	19,468	151,461
Digi International, Inc.†	13,903	184,076
Ebix, Inc.#	11,652	308,079
Five9, Inc.†	29,963	2,188,198
GTY Technology Holdings, Inc.†#	19,849	106,788
Ideanomics, Inc.†#	24,882	8,970
Immersion Corp.†	15,615	109,149
Majesco†	3,799	25,377
Model N, Inc.†	16,516	478,964
PDF Solutions, Inc.†	14,157	207,258
Upland Software, Inc.†	11,467	446,181
Verra Mobility Corp.†#	63,906	967,856

		6,150,254

Athletic Equipment - 0.3%

Clarus Corp.	11,737	135,680
Fox Factory Holding Corp.†	18,848	1,194,963
Vista Outdoor, Inc.†	28,959	212,849
YETI Holdings, Inc.†	27,910	844,277

		2,387,769

Audio/Video Products - 0.1%

Daktronics, Inc.	18,353	90,297
Sonos, Inc.†	35,374	408,216
Universal Electronics, Inc.†	6,732	284,225

		782,738

Auto Repair Centers - 0.1%

Monro, Inc.#	16,353	917,730

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†	7,582	135,566
Navistar International Corp.†	24,837	901,831
REV Group, Inc.	13,603	106,512

		1,143,909

Auto-Truck Trailers - 0.0%

Wabash National Corp.	26,884	295,186

Auto/Truck Parts & Equipment-Original - 0.8%

Adient PLC†	43,928	1,051,197
American Axle & Manufacturing Holdings, Inc.†	56,102	355,126
Cooper-Standard Holdings, Inc.†	8,398	145,117
Dana, Inc.	72,362	1,040,566
Dorman Products, Inc.†	13,500	818,640
Gentherm, Inc.†	16,559	675,276
Meritor, Inc.†	37,601	853,167

Methode Electronics, Inc.	18,305	561,231
Miller Industries, Inc.	5,534	164,415
Modine Manufacturing Co.†	24,805	185,045
Spartan Motors, Inc.	16,883	249,024
Telenav, Inc.†	16,864	100,594
Tenneco, Inc., Class A	25,418	233,083
Titan International, Inc.	25,120	55,766
Visteon Corp.†#	13,989	909,845

		7,398,092

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	15,212	66,324
Douglas Dynamics, Inc.	11,222	488,494
Motorcar Parts of America, Inc.†	9,364	156,753
Standard Motor Products, Inc.	10,547	464,068

		1,175,639

B2B/E-Commerce - 0.1%

ePlus, Inc.†	6,687	506,607

Banks-Commercial - 8.6%

1st Constitution Bancorp	4,437	81,286
1st Source Corp.	7,067	297,167
ACNB Corp.	3,426	104,424
Alerus Financial Corp.	1,496	30,608
Allegiance Bancshares, Inc.#	9,507	315,347
Amalgamated Bank, Class A	6,940	111,109
Amerant Bancorp, Inc.†	9,690	178,877
American National Bankshares, Inc.	5,358	165,509
Ameris Bancorp	30,609	1,046,216
Ames National Corp.	4,445	114,992
Arrow Financial Corp.	6,390	202,371
Atlantic Capital Bancshares, Inc.†	10,724	194,426
Atlantic Union Bankshares Corp.	40,016	1,190,076
BancFirst Corp.	9,327	478,475
Bancorp, Inc.†	25,152	306,100
BancorpSouth Bank	49,701	1,216,183
Bank First Corp.	2,894	171,325
Bank of Commerce Holdings	8,680	90,749
Bank of Marin Bancorp	6,626	252,649
Bank of N.T. Butterfield & Son, Ltd.	27,784	769,061
Bank of Princeton#	2,813	76,682
Bank7 Corp.	1,861	33,312
Bankwell Financial Group, Inc.	3,330	94,805
Banner Corp.	17,585	802,579
Bar Harbor Bankshares	7,640	156,009
Baycom Corp.†	5,447	116,076
BCB Bancorp, Inc.	6,985	79,210
Bridge Bancorp, Inc.	8,166	224,728
Bridgewater Bancshares, Inc.†	11,197	139,962
Bryn Mawr Bank Corp.	9,963	331,170
Business First Bancshares, Inc.	6,250	150,437
Byline Bancorp, Inc.	11,669	204,207
C&F Financial Corp.	1,628	74,074
Cadence BanCorp	62,901	888,162
Cambridge Bancorp	2,149	147,142
Camden National Corp.	7,520	308,395
Capital Bancorp, Inc.†	3,983	55,125
Capital City Bank Group, Inc.	6,728	179,301
Capstar Financial Holdings, Inc.	7,313	98,287
Carolina Financial Corp.	11,709	379,372
Carter Bank & Trust	11,343	191,697
Cathay General Bancorp	38,416	1,182,444
CBTX, Inc.	9,015	224,924
CenterState Bank Corp.	60,393	1,221,750
Central Pacific Financial Corp.	13,977	334,330
Central Valley Community Bancorp	5,639	96,991
Century Bancorp, Inc., Class A	1,421	102,738
Chemung Financial Corp.	1,779	63,866
Citizens & Northern Corp.	6,007	136,299
City Holding Co.	7,968	557,123
Civista Bancshares, Inc.	7,683	147,053
CNB Financial Corp.	7,272	182,309
Coastal Financial Corp.†	3,887	63,708
Codorus Valley Bancorp, Inc.	4,722	97,273
Colony Bankcorp, Inc.	3,720	55,316
Columbia Banking System, Inc.	36,111	1,198,885
Community Bank System, Inc.	25,471	1,548,892
Community Financial Corp.	2,451	77,795
Community Trust Bancorp, Inc.	7,747	299,654
ConnectOne Bancorp, Inc.	17,005	357,275
CrossFirst Bankshares, Inc.†#	3,382	44,812
Customers Bancorp, Inc.†	14,204	288,199
CVB Financial Corp.	66,887	1,240,085
Eagle Bancorp, Inc.	16,397	613,576
Enterprise Bancorp, Inc.	4,490	123,340
Enterprise Financial Services Corp.	12,174	465,899
Equity Bancshares, Inc., Class A†	7,446	194,936
Esquire Financial Holdings, Inc.†	3,192	73,129
Evans Bancorp, Inc.	2,365	92,874
Farmers & Merchants Bancorp, Inc.	5,050	134,330
Farmers National Banc Corp.	12,826	192,775
FB Financial Corp.	8,523	277,594
Fidelity D&D Bancorp, Inc.	1,399	68,971
Financial Institutions, Inc.	7,751	208,579
First Bancorp, Inc.	5,133	130,891
First Bancorp/North Carolina	14,678	471,164
First BanCorp/Puerto Rico	107,529	853,780
First Bancshares, Inc.	8,306	247,851
First Bank	8,318	81,101
First Busey Corp.	25,728	567,817
First Business Financial Services, Inc.	4,133	99,192
First Choice Bancorp	5,052	114,428
First Commonwealth Financial Corp.	49,020	578,436
First Community Bankshares, Inc.	7,603	198,894
First Financial Bancorp	48,826	1,005,816
First Financial Bankshares, Inc.	65,168	1,872,928
First Financial Corp.	6,559	262,032
First Foundation, Inc.	19,582	283,449
First Guaranty Bancshares, Inc.	2,581	44,083
First Internet Bancorp	4,736	115,037
First Interstate BancSystem, Inc., Class A	18,959	645,744
First Merchants Corp.	27,343	956,458
First Mid Bancshares, Inc.	7,288	205,303
First Midwest Bancorp, Inc.	53,369	968,647
First Northwest Bancorp	4,387	69,841
First of Long Island Corp.	11,657	241,416
FNCB Bancorp, Inc.	8,568	56,634
Franklin Financial Network, Inc.	6,568	219,962

Franklin Financial Services Corp.	2,075	64,367
Fulton Financial Corp.	80,377	1,161,448
FVCBankcorp, Inc.†	6,078	93,784
German American Bancorp, Inc.	12,405	370,289
Glacier Bancorp, Inc.	43,514	1,622,637
Great Southern Bancorp, Inc.	5,546	284,565
Great Western Bancorp, Inc.	28,333	761,308
Guaranty Bancshares, Inc.	4,072	112,428
Hancock Whitney Corp.	43,475	1,456,412
Hanmi Financial Corp.	15,173	236,699
HarborOne Bancorp, Inc.†	13,131	131,244
Hawthorn Bancshares, Inc.	2,834	61,611
HBT Financial, Inc.	4,555	70,511
Heartland Financial USA, Inc.	17,416	746,276
Heritage Commerce Corp.	27,411	281,237
Heritage Financial Corp.	18,357	425,699
Hilltop Holdings, Inc.	35,023	729,529
Home BancShares, Inc.	77,731	1,302,772
HomeStreet, Inc.	11,233	304,302
Hope Bancorp, Inc.	60,420	737,728
Horizon Bancorp	18,693	280,769
Howard Bancorp, Inc.†	6,453	101,635
IBERIABANK Corp.	26,147	1,573,788
Independent Bank Corp.	16,635	1,123,362
Independent Bank Corp.	10,838	212,100
International Bancshares Corp.	27,864	950,162
Investar Holding Corp.	4,613	98,534
Kearny Financial Corp.	39,683	432,942
Lakeland Bancorp, Inc.	24,409	351,612
Lakeland Financial Corp.	12,342	504,418
LCNB Corp.	6,087	96,357
Level One Bancorp, Inc.	2,577	62,492
Live Oak Bancshares, Inc.	13,090	201,193
Luther Burbank Corp.	9,995	104,248
Macatawa Bank Corp.	13,027	125,580
Mackinac Financial Corp.	4,617	64,592
MainStreet Bancshares, Inc.†	3,556	72,116
Mercantile Bank Corp.	8,036	230,553
Merchants Bancorp	4,318	77,810
Meta Financial Group, Inc.	17,685	580,952
Metrocity Bankshares, Inc.#	7,955	111,847
Metropolitan Bank Holding Corp.†	3,513	150,181
Mid Penn Bancorp, Inc.	3,453	73,445
Midland States Bancorp, Inc.	10,986	261,687
MidWestOne Financial Group, Inc.	5,944	170,771
MVB Financial Corp.	4,800	84,672
National Bankshares, Inc.	3,164	110,582
NBT Bancorp, Inc.	21,384	720,427
Nicolet Bankshares, Inc.†	4,684	311,252
Northeast Bank	4,136	73,621
Northrim BanCorp, Inc.	3,230	112,888
Norwood Financial Corp.	2,891	89,274
Oak Valley Bancorp#	3,427	57,197
OFG Bancorp	25,333	424,074
Ohio Valley Banc Corp.	2,074	57,657
Old National Bancorp	84,697	1,334,825
Old Second Bancorp, Inc.	14,527	154,567
OP Bancorp	6,572	58,162
Opus Bank	10,964	259,518
Origin Bancorp, Inc.#	9,569	289,367
Orrstown Financial Services, Inc.	5,067	90,193
Pacific Mercantile Bancorp†	9,742	63,615
Park National Corp.	6,646	580,329
PCB Bancorp	6,091	81,437
PCSB Financial Corp.	8,112	148,936
Peapack Gladstone Financial Corp.	9,275	254,599
Penns Woods Bancorp, Inc.	3,435	103,600
People’s Utah Bancorp	7,853	188,236
Peoples Bancorp of North Carolina, Inc.	2,305	58,616
Peoples Bancorp, Inc.	9,013	257,321
Peoples Financial Services Corp.	3,452	151,612
Pioneer Bancorp, Inc.†	5,532	75,346
Preferred Bank	6,941	354,893
Premier Financial Bancorp, Inc.	6,530	108,724
Provident Bancorp, Inc.†	4,318	47,455
QCR Holdings, Inc.	7,390	281,263
RBB Bancorp	8,130	137,153
Red River Bancshares, Inc.†	2,460	127,871
Reliant Bancorp, Inc.#	5,113	101,493
Renasant Corp.	27,881	789,869
Republic Bancorp, Inc., Class A	4,854	173,482
Republic First Bancorp, Inc.†	21,875	66,281
Richmond Mutual Bancorp., Inc.†	6,582	88,528
S&T Bancorp, Inc.	19,034	625,648
Sandy Spring Bancorp, Inc.	17,614	541,807
SB One Bancorp	4,100	89,872
Seacoast Banking Corp. of Florida†	25,287	629,646
Select Bancorp, Inc.†	7,865	82,583
ServisFirst Bancshares, Inc.	23,828	823,257
Shore Bancshares, Inc.	6,332	98,526
Sierra Bancorp	7,087	168,812
Silvergate Capital Corp., Class A†#	1,600	23,584
Simmons First National Corp., Class A	47,754	1,020,981
SmartFinancial, Inc.	6,374	121,042
South Plains Financial, Inc.	5,067	101,492
South State Corp.	16,763	1,141,896
Southern First Bancshares, Inc.†	3,547	135,212
Southern National Bancorp of Virginia, Inc.	9,873	140,098
Southside Bancshares, Inc.	16,060	517,453
Spirit of Texas Bancshares, Inc.†	6,883	126,923
Sterling Bancorp, Inc.	8,284	57,988
Stock Yards Bancorp, Inc.	10,150	354,641
Summit Financial Group, Inc.	5,500	120,560
Tompkins Financial Corp.	7,203	572,494
Towne Bank	33,385	769,858
TriCo Bancshares	13,404	453,323
TriState Capital Holdings, Inc.†	12,234	243,090
Triumph Bancorp, Inc.†	11,711	396,652
TrustCo Bank Corp.	47,632	326,756
Trustmark Corp.	32,225	866,852
UMB Financial Corp.	22,200	1,290,930
United Bankshares, Inc.	48,887	1,411,857
United Community Banks, Inc.	39,462	977,474
United Security Bancshares	6,745	58,412
Unity Bancorp, Inc.	3,950	67,664
Univest Financial Corp.	14,408	337,147
Valley National Bancorp	194,200	1,806,060

Veritex Holdings, Inc.	25,197	606,492
Washington Trust Bancorp, Inc.	7,573	325,033
WesBanco, Inc.	32,455	993,448
West Bancorporation, Inc.	8,010	163,804
Westamerica Bancorporation	13,058	755,014
Western New England Bancorp, Inc.	11,937	105,523

		81,193,141

Banks-Fiduciary - 0.0%

Parke Bancorp, Inc.	4,961	91,769
Union Bankshares, Inc.	1,949	58,431

		150,200

Banks-Mortgage - 0.2%

Flagstar Bancorp, Inc.	17,370	553,756
Walker & Dunlop, Inc.	13,873	899,664

		1,453,420

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	17,859	826,693
National Bank Holdings Corp., Class A	14,776	451,998

		1,278,691

Batteries/Battery Systems - 0.1%

EnerSys	21,377	1,316,396

Beverages-Non-alcoholic - 0.1%

Celsius Holdings, Inc.†#	14,415	85,193
Coca-Cola Consolidated, Inc.	2,354	462,279
National Beverage Corp.†#	5,915	250,145
New Age Beverages Corp.†	37,562	75,875

		873,492

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.#	6,501	186,969

Brewery - 0.2%

Boston Beer Co., Inc., Class A†#	4,185	1,551,756
Craft Brew Alliance, Inc.†	5,809	92,421

		1,644,177

Broadcast Services/Program - 0.0%

Hemisphere Media Group, Inc.†	8,716	110,083
MSG Networks, Inc., Class A†#	21,520	272,013

		382,096

Building & Construction Products-Misc. - 1.2%

American Woodmark Corp.†	8,441	707,103
Armstrong Flooring, Inc.†	8,865	23,404
Builders FirstSource, Inc.†	57,095	1,296,627
Caesarstone, Ltd.#	11,292	122,066
Forterra, Inc.†	9,303	125,963
Gibraltar Industries, Inc.†	16,168	819,233
Louisiana-Pacific Corp.	59,184	1,683,785
Patrick Industries, Inc.	11,297	596,820
Select Interior Concepts, Inc., Class A†	10,390	77,613
Simpson Manufacturing Co., Inc.	22,438	1,782,250
Summit Materials, Inc., Class A†	56,366	1,101,392
Trex Co., Inc.†	29,436	2,815,553

		11,151,809

Building & Construction-Misc. - 0.6%

Comfort Systems USA, Inc.	18,220	769,248
Concrete Pumping Holdings, Inc.†#	8,053	41,554
EMCOR Group, Inc.	27,964	2,150,991
IES Holdings, Inc.†	4,133	96,340
MYR Group, Inc.†	8,063	205,687
NV5 Global, Inc.†	5,186	277,607
TopBuild Corp.†	16,763	1,693,063
WillScot Corp.†	25,869	453,742

		5,688,232

Building Products-Air & Heating - 0.2%

AAON, Inc.	20,570	1,131,556
SPX Corp.†	21,882	917,512

		2,049,068

Building Products-Cement - 0.0%

US Concrete, Inc.†	8,002	214,774

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	13,106	395,670
Cornerstone Building Brands, Inc.†	23,031	169,278
Griffon Corp.	18,278	318,037
JELD-WEN Holding, Inc.†	33,829	635,985
Masonite International Corp.†	12,337	906,770
PGT Innovations, Inc.†	28,424	431,192

		2,856,932

Building Products-Wood - 0.2%

Boise Cascade Co.	19,454	690,228
Universal Forest Products, Inc.	29,827	1,397,693

		2,087,921

Building-Heavy Construction - 0.5%

Aegion Corp.†	15,259	274,814
Arcosa, Inc.	24,385	1,047,580
Construction Partners, Inc., Class A†	8,814	149,926
Dycom Industries, Inc.†	15,230	450,199
Granite Construction, Inc.#	23,493	477,378
Great Lakes Dredge & Dock Corp.†	30,524	296,083
MasTec, Inc.†	30,066	1,475,639
Primoris Services Corp.	22,196	421,280
Sterling Construction Co., Inc.†	13,077	178,632
Tutor Perini Corp.†	19,979	289,695

		5,061,226

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	33,352	1,097,948
BrightView Holdings, Inc.†	15,627	218,778

		1,316,726

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†	4,315	870,422
LCI Industries	12,222	1,180,034
Skyline Champion Corp.†	25,214	642,453
Winnebago Industries, Inc.	15,582	808,550

		3,501,459

Building-Residential/Commercial - 1.0%

Beazer Homes USA, Inc.†	14,398	176,519
Century Communities, Inc.†	13,578	452,555
Forestar Group, Inc.†	6,036	107,984
Green Brick Partners, Inc.†	12,179	133,238
Installed Building Products, Inc.†	11,345	749,337
KB Home	42,949	1,399,708

LGI Homes, Inc.†	10,034	756,062
M/I Homes, Inc.†	13,577	505,472
MDC Holdings, Inc.	25,298	995,223
Meritage Homes Corp.†	18,147	1,151,609
Taylor Morrison Home Corp., Class A†	65,449	1,473,911
TRI Pointe Group, Inc.†	69,323	1,062,722

		8,964,340

Cable/Satellite TV - 0.1%

Liberty Latin America, Ltd., Class A†	23,164	350,934
Liberty Latin America, Ltd., Class C†	57,020	866,134
WideOpenWest, Inc.†	12,340	77,619

		1,294,687

Casino Hotels - 0.1%

Boyd Gaming Corp.	40,368	1,078,229
Century Casinos, Inc.†	13,650	95,277

		1,173,506

Casino Services - 0.3%

Eldorado Resorts, Inc.†#	32,999	1,655,890
Everi Holdings, Inc.†	34,417	357,937
Scientific Games Corp.†#	27,940	509,625

		2,523,452

Chemicals-Diversified - 0.3%

AdvanSix, Inc.†	13,976	203,071
Codexis, Inc.†	26,478	308,469
Innospec, Inc.	12,176	1,053,711
Koppers Holdings, Inc.†	9,426	206,052
Orion Engineered Carbons SA	30,186	428,943
Quaker Chemical Corp.#	6,572	1,035,550

		3,235,796

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	24,443	59,885

Chemicals-Other - 0.0%

American Vanguard Corp.	14,448	220,332

Chemicals-Plastics - 0.1%

PolyOne Corp.	45,106	1,116,824
Schulman A., Inc. CVR†(1)	15,061	2,862

		1,119,686

Chemicals-Specialty - 1.0%

Amyris, Inc.†#	29,881	95,171
Balchem Corp.	16,129	1,523,545
Ferro Corp.†	40,881	475,037
GCP Applied Technologies, Inc.†	27,095	527,540
H.B. Fuller Co.#	25,510	1,000,757
Hawkins, Inc.	4,884	174,603
Ingevity Corp.†	21,061	948,587
Kraton Corp.†	15,678	158,661
Minerals Technologies, Inc.	17,455	783,206
Oil-Dri Corp. of America	2,634	80,153
OMNOVA Solutions, Inc.†	21,945	221,864
PQ Group Holdings, Inc.†	18,973	251,772
Rogers Corp.†	9,269	1,075,204
Sensient Technologies Corp.	21,222	1,043,698
Stepan Co.	10,253	900,521
Tronox Holdings PLC, Class A	45,721	335,592
Valhi, Inc.	14,504	20,161

		9,616,072

Circuit Boards - 0.1%

TTM Technologies, Inc.†	49,613	644,473

Coal - 0.2%

Advanced Emissions Solutions, Inc.#	8,242	73,272
Arch Coal, Inc., Class A	7,552	380,243
CONSOL Energy, Inc.†	12,923	73,532
Hallador Energy Co.	10,182	13,135
NACCO Industries, Inc., Class A	1,847	76,133
Peabody Energy Corp.	32,071	187,295
Ramaco Resources, Inc.†#	4,097	11,799
SunCoke Energy, Inc.	36,543	168,463
Warrior Met Coal, Inc.	25,893	458,824

		1,442,696

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	11,346	113,347

Coffee - 0.0%

Farmer Brothers Co.†	5,302	65,480
Youngevity International, Inc.†#	4,316	4,747

		70,227

Commercial Services - 0.7%

Acacia Research Corp.†	24,657	56,711
Collectors Universe, Inc.	4,496	103,430
Emerald Holding, Inc.	12,379	84,920
Forrester Research, Inc.†	5,385	194,183
Harsco Corp.†	39,066	468,401
Healthcare Services Group, Inc.#	37,254	1,025,975
HMS Holdings Corp.†	43,976	1,010,129
LiveRamp Holdings, Inc.†	33,575	1,189,898
Medifast, Inc.#	5,551	461,344
National Research Corp.	6,025	331,315
Progyny, Inc.†	5,810	159,949
SP Plus Corp.†	11,425	417,127
Team, Inc.†#	14,918	189,906
WW International, Inc.†	23,407	702,210

		6,395,498

Commercial Services-Finance - 0.4%

Cardtronics PLC, Class A†	18,419	668,057
Cass Information Systems, Inc.	7,054	331,185
CBIZ, Inc.†	25,699	669,202
EVERTEC, Inc.	30,378	901,619
Evo Payments, Inc., Class A†	17,764	449,074
Green Dot Corp., Class A†	24,231	827,731
PRGX Global, Inc.†	10,233	36,941
Priority Technology Holdings, Inc.†	3,283	6,763

		3,890,572

Communications Software - 0.1%

Avaya Holdings Corp.†	55,553	719,967
Pareteum Corp.†#	64,484	36,111

		756,078

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†#	20,034	697,183

Computer Data Security - 0.6%

ForeScout Technologies, Inc.†	21,205	690,011

OneSpan, Inc.†	16,406	270,863
Ping Identity Holding Corp.†	6,900	159,666
Qualys, Inc.†	16,862	1,351,995
Rapid7, Inc.†	24,687	1,143,008
SecureWorks Corp., Class A†#	4,086	56,755
Tenable Holdings, Inc.†	18,873	462,766
Varonis Systems, Inc.†	14,852	1,191,427

		5,326,491

Computer Services - 1.2%

Conduent, Inc.†	86,685	283,460
ExlService Holdings, Inc.†	16,793	1,253,597
Insight Enterprises, Inc.†	17,501	964,130
MAXIMUS, Inc.	31,863	2,008,006
Parsons Corp.†	9,625	376,241
Perspecta, Inc.	70,077	1,749,823
Rimini Street, Inc.†	10,178	47,022
Science Applications International Corp.	28,999	2,323,690
StarTek, Inc.†	8,312	51,784
Sykes Enterprises, Inc.†	19,151	606,704
TTEC Holdings, Inc.	7,174	268,523
Unisys Corp.†	25,514	396,232
Virtusa Corp.†	14,371	633,905

		10,963,117

Computer Software - 1.1%

Avid Technology, Inc.†	14,193	104,886
Bandwidth, Inc., Class A†#	8,051	506,327
Box, Inc., Class A†	71,775	1,202,231
Cloudera, Inc.†#	120,598	1,073,322
Cornerstone OnDemand, Inc.†	28,536	1,170,832
Envestnet, Inc.†	24,178	1,824,955
j2 Global, Inc.#	23,361	2,040,116
Simulations Plus, Inc.	5,983	194,807
TiVo Corp.	62,278	471,445
Yext, Inc.†#	47,339	717,659
Zuora, Inc., Class A†	44,294	586,453

		9,893,033

Computers - 0.0%

Inspired Entertainment, Inc.†	4,431	23,041

Computers-Integrated Systems - 0.3%

Agilysys, Inc.†	10,363	332,963
Cubic Corp.	15,661	852,585
Diebold Nixdorf, Inc.†#	38,465	270,024
MTS Systems Corp.	8,996	361,099
NetScout Systems, Inc.†	35,975	924,558
PAR Technology Corp.†#	5,792	153,430

		2,894,659

Computers-Other - 0.4%

3D Systems Corp.†#	57,610	527,708
Lumentum Holdings, Inc.†	38,724	3,013,502
PlayAGS, Inc.†	13,325	129,119
Stratasys, Ltd.†#	25,753	412,048

		4,082,377

Computers-Periphery Equipment - 0.0%

Mitek Systems, Inc.†	18,718	163,034

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†#	15,597	380,411

Consulting Services - 0.6%

CRA International, Inc.	3,775	175,575
Franklin Covey Co.†	4,879	153,445
FTI Consulting, Inc.†	18,655	2,100,366
GP Strategies Corp.†	6,402	71,190
Hackett Group, Inc.	12,246	188,588
Huron Consulting Group, Inc.†	11,232	666,507
ICF International, Inc.	9,091	690,734
Information Services Group, Inc.†	17,868	56,642
Kelly Services, Inc., Class A	16,590	275,560
R1 RCM, Inc.†	51,986	638,388
Vectrus, Inc.†	5,655	294,569

		5,311,564

Consumer Products-Misc. - 0.5%

Central Garden & Pet Co.†	5,245	140,461
Central Garden & Pet Co., Class A†	21,043	532,598
Helen of Troy, Ltd.†	12,579	2,070,503
Quanex Building Products Corp.	16,526	277,637
WD-40 Co.#	6,883	1,187,249

		4,208,448

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	12,957	457,901
Greif, Inc., Class B	3,019	120,790

		578,691

Containers-Paper/Plastic - 0.1%

Matthews International Corp., Class A	15,444	456,524
UFP Technologies, Inc.†	3,384	166,933

		623,457

Cosmetics & Toiletries - 0.2%

e.l.f. Beauty, Inc.†	13,142	209,746
Edgewell Personal Care Co.†	27,079	822,119
Inter Parfums, Inc.	8,817	529,549
Revlon, Inc., Class A†#	3,458	59,858

		1,621,272

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	11,497	136,814

Data Processing/Management - 0.3%

Bottomline Technologies, Inc.†	21,692	960,522
CommVault Systems, Inc.†	20,513	855,392
CSG Systems International, Inc.	16,476	729,063

		2,544,977

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	41,875	996,206

Diagnostic Equipment - 0.4%

Accelerate Diagnostics, Inc.†#	13,661	174,997
BioTelemetry, Inc.†	16,621	710,049
GenMark Diagnostics, Inc.†#	27,773	96,928
OPKO Health, Inc.†#	193,121	289,682
Quanterix Corp.†#	6,687	152,530
Repligen Corp.†	26,180	2,241,008

		3,665,194

Diagnostic Kits - 0.3%

Celcuity, Inc.†	2,947	25,020

Meridian Bioscience, Inc.†	21,094	168,541
Natera, Inc.†	31,217	1,183,281
OraSure Technologies, Inc.†	30,805	185,754
Quidel Corp.†	17,734	1,369,774

		2,932,370

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	9,187	73,955

Direct Marketing - 0.0%

Quotient Technology, Inc.†	37,579	336,332

Disposable Medical Products - 0.3%

BioLife Solutions, Inc.†	3,636	51,450
CONMED Corp.	13,645	1,291,363
Merit Medical Systems, Inc.†	26,837	966,400
Utah Medical Products, Inc.	1,743	152,338

		2,461,551

Distribution/Wholesale - 0.7%

Anixter International, Inc.†	15,268	1,488,783
BlueLinx Holdings, Inc.†#	4,478	52,616
Core-Mark Holding Co., Inc.	22,691	522,120
EVI Industries, Inc.†	2,276	50,231
Fossil Group, Inc.†#	23,436	107,571
G-III Apparel Group, Ltd.†	22,105	494,268
H&E Equipment Services, Inc.	15,996	380,065
ScanSource, Inc.†	12,704	361,175
SiteOne Landscape Supply, Inc.†#	20,470	2,031,647
Systemax, Inc.	6,195	129,228
Titan Machinery, Inc.†	9,486	95,903
Triton International, Ltd.	27,096	931,290
Veritiv Corp.†	6,491	78,152

		6,723,049

Diversified Manufacturing Operations - 0.4%

Chase Corp.	3,665	325,415
Enerpac Tool Group Corp.	27,542	588,573
EnPro Industries, Inc.	10,304	555,901
Fabrinet†	18,262	1,006,602
Federal Signal Corp.	29,930	867,970
LSB Industries, Inc.†#	11,263	21,963
Lydall, Inc.†	8,541	101,723
NL Industries, Inc.	4,190	14,120
Standex International Corp.	6,182	392,124

		3,874,391

Diversified Minerals - 0.1%

Covia Holdings Corp.†	20,835	32,086
Livent Corp.†#	73,466	656,051
United States Lime & Minerals, Inc.	1,005	80,953

		769,090

Diversified Operations/Commercial Services - 0.1%

Viad Corp.	10,051	504,560

Drug Delivery Systems - 0.2%

Antares Pharma, Inc.†	81,003	251,109
Assertio Therapeutics, Inc.†	32,299	34,883
BioDelivery Sciences International, Inc.†	41,831	203,298
Heron Therapeutics, Inc.†#	42,097	785,109
Revance Therapeutics, Inc.†	22,606	522,651
Senseonics Holdings, Inc.†#	61,332	85,865

		1,882,915

E-Commerce/Products - 0.1%

1-800-flowers.com, Inc., Class A†	12,424	224,129
Lands’ End, Inc.†	5,320	56,073
Liquidity Services, Inc.†	13,719	53,779
Overstock.com, Inc.†	13,467	86,997
RealReal, Inc.†#	8,753	122,454
Stitch Fix, Inc., Class A†	20,708	497,613

		1,041,045

E-Commerce/Services - 0.4%

Cargurus, Inc.†	37,553	957,226
Cars.com, Inc.†	33,599	305,079
ChannelAdvisor Corp.†	13,371	127,292
Eventbrite, Inc., Class A†	18,300	267,363
EverQuote, Inc., Class A†	4,403	178,850
Groupon, Inc.†	226,280	303,215
Leaf Group, Ltd.†	8,773	23,073
Shutterstock, Inc.	9,562	368,519
Stamps.com, Inc.†	8,272	1,167,262
Travelzoo†	2,634	21,546
TrueCar, Inc.†#	52,517	138,120
Upwork, Inc.†	28,754	249,153

		4,106,698

E-Marketing/Info - 0.1%

Cardlytics, Inc.†	7,170	569,226
comScore, Inc.†	24,523	85,831
QuinStreet, Inc.†	23,174	298,481
Rubicon Project, Inc.†	24,566	278,824

		1,232,362

E-Services/Consulting - 0.1%

Perficient, Inc.†	16,002	655,602

Educational Software - 0.1%

Instructure, Inc.†	17,311	844,084

Electric Products-Misc. - 0.2%

Graham Corp.	4,806	79,683
nLight, Inc.†	16,552	273,274
Novanta, Inc.†	16,868	1,504,794

		1,857,751

Electric-Distribution - 0.1%

Genie Energy, Ltd., Class B	7,107	49,181
Spark Energy, Inc., Class A#	5,927	50,735
Unitil Corp.	7,312	411,958

		511,874

Electric-Generation - 0.2%

Atlantic Power Corp.†	53,538	121,531
Ormat Technologies, Inc.	19,879	1,385,169

		1,506,700

Electric-Integrated - 1.7%

ALLETE, Inc.	25,972	1,791,808
Ameresco, Inc., Class A†	11,252	253,620
Avista Corp.	33,354	1,572,641
Black Hills Corp.	30,593	2,208,815
El Paso Electric Co.	20,335	1,380,137

MGE Energy, Inc.	17,483	1,247,237
NorthWestern Corp.	25,375	1,784,878
Otter Tail Corp.	19,751	960,096
PNM Resources, Inc.	39,829	1,875,149
Portland General Electric Co.	44,979	2,447,307

		15,521,688

Electronic Components-Misc. - 1.0%

Advanced Energy Industries, Inc.†	19,068	1,134,069
Applied Optoelectronics, Inc.†#	9,520	85,014
Atkore International Group, Inc.†	23,445	865,355
Bel Fuse, Inc., Class B	4,944	56,559
Benchmark Electronics, Inc.	18,492	502,613
Comtech Telecommunications Corp.	11,883	332,962
IntriCon Corp.†	4,110	61,157
KEMET Corp.	28,515	743,671
Kimball Electronics, Inc.†	12,290	166,530
Knowles Corp.†	40,747	677,215
NVE Corp.	2,390	151,215
OSI Systems, Inc.†	8,455	687,138
Plexus Corp.†	14,479	960,682
Sanmina Corp.†	34,384	903,955
SMART Global Holdings, Inc.†	6,786	182,136
Transcat, Inc.†	3,461	99,988
Vishay Intertechnology, Inc.	66,459	1,242,783
Vishay Precision Group, Inc.†	5,223	143,476
ZAGG, Inc.†#	14,049	94,409

		9,090,927

Electronic Components-Semiconductors - 1.5%

Adesto Technologies Corp.†#	13,557	166,209
Alpha & Omega Semiconductor, Ltd.†	10,134	109,853
Ambarella, Inc.†	15,818	940,380
Amkor Technology, Inc.†	49,197	513,371
AVX Corp.	23,576	512,542
AXT, Inc.†	19,289	67,126
CEVA, Inc.†	10,877	309,016
CTS Corp.	16,278	424,367
Diodes, Inc.†	20,566	905,110
DSP Group, Inc.†	11,049	150,377
GSI Technology, Inc.†	7,952	52,960
Impinj, Inc.†	8,407	258,515
Inphi Corp.†	22,518	1,681,194
Lattice Semiconductor Corp.†	63,190	1,134,260
MACOM Technology Solutions Holdings, Inc.†	23,013	581,539
Photronics, Inc.†	32,665	406,679
Rambus, Inc.†	55,318	773,346
Semtech Corp.†	33,011	1,303,604
Silicon Laboratories, Inc.†	21,533	1,909,546
Synaptics, Inc.†	16,850	1,112,943
Xperi Corp.	24,669	424,060

		13,736,997

Electronic Measurement Instruments - 0.4%

Badger Meter, Inc.	14,326	862,568
FARO Technologies, Inc.†	8,629	493,924
Fitbit, Inc., Class A†#	112,581	719,393
Itron, Inc.†	17,179	1,302,855
Mesa Laboratories, Inc.	2,002	479,059
Stoneridge, Inc.†	13,252	292,869

		4,150,668

Electronic Parts Distribution - 0.3%

Tech Data Corp.†	17,789	2,532,976

Electronic Security Devices - 0.1%

Alarm.com Holdings, Inc.†	18,404	887,993
Napco Security Technologies, Inc.†	5,794	117,850
Wrap Technologies, Inc.†#	4,099	24,102

		1,029,945

Electronics-Military - 0.2%

Mercury Systems, Inc.†	27,175	1,996,275

Energy-Alternate Sources - 0.9%

Clean Energy Fuels Corp.†	67,286	152,066
Enphase Energy, Inc.†#	46,001	2,252,669
FutureFuel Corp.	12,932	131,519
Green Plains, Inc.	17,186	206,060
Pattern Energy Group, Inc., Class A	44,241	1,196,719
Plug Power, Inc.†#	122,656	532,327
Renewable Energy Group, Inc.†#	18,435	487,606
REX American Resources Corp.†	2,808	196,588
Sunnova Energy International, Inc.†	6,789	117,450
SunPower Corp.†#	31,506	270,006
Sunrun, Inc.†	56,600	1,094,644
TerraForm Power, Inc., Class A	39,743	746,771
TPI Composites, Inc.†	14,465	343,399
Vivint Solar, Inc.†#	22,108	248,494

		7,976,318

Engineering/R&D Services - 0.4%

Exponent, Inc.	25,917	1,908,787
Iteris, Inc.†	20,106	97,112
KBR, Inc.	70,939	1,841,577
Mistras Group, Inc.†	9,014	70,760
VSE Corp.	4,367	128,608

		4,046,844

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.#	20,621	65,369

Enterprise Software/Service - 2.1%

ACI Worldwide, Inc.†	57,687	1,607,737
American Software, Inc., Class A	14,443	237,587
Appian Corp.†#	17,059	753,155
Benefitfocus, Inc.†#	14,840	185,203
Blackbaud, Inc.	24,475	1,659,405
Blackline, Inc.†	21,655	1,354,953
Daily Journal Corp.†#	567	141,750
Domo, Inc., Class B†	8,767	184,896
Donnelley Financial Solutions, Inc.†	15,616	135,859
eGain Corp.†	10,207	82,473
Everbridge, Inc.†#	16,652	1,759,450
Evolent Health, Inc., Class A†#	37,098	342,786
Exela Technologies, Inc.†#	22,456	5,771
Intelligent Systems Corp.†	3,415	125,228
LivePerson, Inc.†#	31,106	823,065
ManTech International Corp., Class A	13,415	1,004,783
MicroStrategy, Inc., Class A†	4,144	560,103
MobileIron, Inc.†	49,358	199,900

Omnicell, Inc.†	20,753	1,690,747
Phunware, Inc.†#	15,454	15,763
Progress Software Corp.	22,273	830,560
PROS Holdings, Inc.†	16,481	754,665
QAD, Inc., Class A	5,741	281,596
SailPoint Technologies Holding, Inc.†	42,949	1,087,469
SPS Commerce, Inc.†	17,522	921,657
SVMK, Inc.†	43,485	792,732
Verint Systems, Inc.†	33,272	1,825,967
Workiva, Inc.†	18,404	786,587

		20,151,847

Entertainment Software - 0.0%

Glu Mobile, Inc.†	58,011	413,038

Environmental Consulting & Engineering - 0.2%

Tetra Tech, Inc.	27,338	2,210,824

Filtration/Separation Products - 0.1%

ESCO Technologies, Inc.	12,797	1,163,503

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	31,721	1,076,928
Marlin Business Services Corp.	4,321	84,951
MMA Capital Holdings, Inc.†	2,408	72,697
NewStar Financial, Inc. CVR†(1)	17,919	9,676
On Deck Capital, Inc.†	31,512	109,977

		1,354,229

Finance-Consumer Loans - 0.4%

Curo Group Holdings Corp.	7,785	71,856
Elevate Credit, Inc.†	11,245	37,108
Encore Capital Group, Inc.†	15,476	575,088
Enova International, Inc.†	16,505	317,226
EZCORP, Inc., Class A†#	25,471	122,261
International Money Express, Inc.†	9,030	85,063
LendingClub Corp.†	33,621	370,167
Nelnet, Inc., Class A	8,966	476,095
Ocwen Financial Corp.†	67,454	84,317
Paysign, Inc.†#	15,132	121,510
PRA Group, Inc.†	22,545	875,197
Regional Management Corp.†	4,289	110,013
World Acceptance Corp.†	2,743	214,228

		3,460,129

Finance-Credit Card - 0.0%

I3 Verticals, Inc., Class A†	7,252	210,163

Finance-Investment Banker/Broker - 0.4%

Cowen, Inc., Class A	14,135	211,601
Diamond Hill Investment Group, Inc.	1,574	199,473
GAIN Capital Holdings, Inc.	9,681	57,118
Greenhill & Co., Inc.	7,632	111,580
Houlihan Lokey, Inc.	21,083	1,079,871
INTL. FCStone, Inc.†	7,987	363,808
Moelis & Co., Class A	23,785	760,169
Oppenheimer Holdings, Inc., Class A	4,781	113,453
Piper Sandler Cos.	6,893	483,061
PJT Partners, Inc., Class A	11,326	509,104
Siebert Financial Corp.†	3,800	31,160

		3,920,398

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	26,242	835,808

Finance-Mortgage Loan/Banker - 0.2%

Ellington Financial, Inc.	15,339	253,554
Federal Agricultural Mtg. Corp., Class C	4,518	339,121
Mr. Cooper Group, Inc.†	38,121	489,092
Oportun Financial Corp.†#	3,631	76,360
PennyMac Financial Services, Inc.	12,511	441,138

		1,599,265

Financial Guarantee Insurance - 0.3%

MBIA, Inc.†	37,682	293,920
NMI Holdings, Inc., Class A†	32,626	761,491
Radian Group, Inc.	101,384	2,153,396

		3,208,807

Firearms & Ammunition - 0.3%

American Outdoor Brands Corp.†	27,095	269,866
Axon Enterprise, Inc.†	29,220	2,260,752
Sturm Ruger & Co., Inc.	8,376	402,383

		2,933,001

Food-Baking - 0.1%

Hostess Brands, Inc.†	59,855	760,757

Food-Canned - 0.0%

Landec Corp.†	12,970	133,072
Seneca Foods Corp., Class A†	3,316	115,132

		248,204

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	8,159	261,741

Food-Meat Products - 0.0%

Nathan’s Famous, Inc.	1,467	87,287

Food-Misc./Diversified - 0.6%

B&G Foods, Inc.#	31,783	470,389
BellRing Brands, Inc., Class A†	19,922	391,467
Bridgford Foods Corp.†	867	15,155
Cal-Maine Foods, Inc.	15,779	550,529
J&J Snack Foods Corp.	7,573	1,217,890
John B. Sanfilippo & Son, Inc.	4,321	303,291
Lancaster Colony Corp.	9,469	1,367,797
Simply Good Foods Co.†	41,331	911,762

		5,228,280

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	7,086	253,466
Natural Grocers by Vitamin Cottage, Inc.	4,540	31,326
Village Super Market, Inc., Class A	4,133	84,933
Weis Markets, Inc.#	4,779	178,018

		547,743

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	8,118	588,149
Chefs’ Warehouse, Inc.†	12,236	374,666
HF Foods Group, Inc.†	3,768	67,485
Performance Food Group Co.†	51,561	2,186,187
SpartanNash Co.	17,959	223,230
United Natural Foods, Inc.†	26,705	172,781

		3,612,498

Footwear & Related Apparel - 0.4%

Crocs, Inc.†	34,565	904,566

Rocky Brands, Inc.	3,472	84,543
Steven Madden, Ltd.	42,074	1,375,820
Weyco Group, Inc.	3,041	66,720
Wolverine World Wide, Inc.	39,881	1,048,471

		3,480,120

Funeral Services & Related Items - 0.0%

Carriage Services, Inc.	8,228	174,022

Gambling (Non-Hotel) - 0.1%

Golden Entertainment, Inc.†	8,566	139,455
Monarch Casino & Resort, Inc.†	5,679	268,503
Red Rock Resorts, Inc., Class A	34,971	720,752
Twin River Worldwide Holdings, Inc.#	8,738	227,188

		1,355,898

Gas-Distribution - 1.1%

Chesapeake Utilities Corp.	8,003	684,257
New Jersey Resources Corp.	44,481	1,570,624
Northwest Natural Holding Co.	15,154	996,679
ONE Gas, Inc.	26,175	2,150,014
RGC Resources, Inc.	3,767	103,404
South Jersey Industries, Inc.#	46,403	1,255,201
Southwest Gas Holdings, Inc.	27,206	1,759,684
Spire, Inc.	24,906	1,869,195

		10,389,058

Gold Mining - 0.1%

Gold Resource Corp.	30,403	122,220
Novagold Resources, Inc.†	115,929	925,113

		1,047,333

Golf - 0.1%

Acushnet Holdings Corp.	17,624	448,531
Callaway Golf Co.	46,820	795,004
Drive Shack, Inc.†#	30,269	86,569

		1,330,104

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	7,524	198,107
US Ecology, Inc.	12,077	507,959

		706,066

Health Care Cost Containment - 0.3%

CorVel Corp.†	4,429	305,335
HealthEquity, Inc.†#	34,689	2,462,572

		2,767,907

Healthcare Safety Devices - 0.2%

Tandem Diabetes Care, Inc.†	28,078	2,096,303

Home Furnishings - 0.1%

Ethan Allen Interiors, Inc.	12,023	158,704
Flexsteel Industries, Inc.	3,742	51,415
Hooker Furniture Corp.	5,822	109,512
Purple Innovation, Inc.†	3,884	52,745
Sleep Number Corp.†	13,989	616,215

		988,591

Hotels/Motels - 0.1%

BBX Capital Corp.	32,197	112,046
Bluegreen Vacations Corp.#	3,586	27,827
Marcus Corp.	11,204	299,371
Red Lion Hotels Corp.†	12,071	31,023
St. Joe Co.†#	16,724	328,961
Target Hospitality Corp.†#	16,274	76,162

		875,390

Housewares - 0.0%

Lifetime Brands, Inc.	5,941	37,785
Tupperware Brands Corp.	24,441	69,657

		107,442

Human Resources - 0.9%

AMN Healthcare Services, Inc.†	23,063	1,697,437
ASGN, Inc.†	25,597	1,298,024
Barrett Business Services, Inc.	3,632	217,557
BG Staffing, Inc.	4,972	76,668
Cross Country Healthcare, Inc.†	17,897	169,664
Heidrick & Struggles International, Inc.	9,427	210,222
Insperity, Inc.	18,822	1,266,156
Kforce, Inc.	10,132	308,621
Korn Ferry	28,261	988,570
Resources Connection, Inc.	15,316	191,909
TriNet Group, Inc.†	22,385	1,183,271
TrueBlue, Inc.†	19,371	288,240
Willdan Group, Inc.†#	5,032	154,734

		8,051,073

Identification Systems - 0.1%

Brady Corp., Class A	23,936	1,133,130
Digimarc Corp.†#	5,871	117,420

		1,250,550

Independent Power Producers - 0.1%

Clearway Energy, Inc., Class A	17,460	354,263
Clearway Energy, Inc., Class C	36,940	777,218

		1,131,481

Industrial Audio & Video Products - 0.0%

Akoustis Technologies, Inc.†#	12,742	92,252
GoPro, Inc., Class A†#	63,891	242,466

		334,718

Industrial Automated/Robotic - 0.0%

Ichor Holdings, Ltd.†	11,023	318,785

Instruments-Controls - 0.2%

Allied Motion Technologies, Inc.	3,541	136,470
Watts Water Technologies, Inc., Class A	13,826	1,298,400

		1,434,870

Instruments-Scientific - 0.0%

Fluidigm Corp.†	34,627	114,962

Insurance Brokers - 0.2%

BRP Group, Inc., Class A†	7,540	116,418
Crawford & Co., Class A	8,154	60,666
eHealth, Inc.†	11,416	1,339,667
Goosehead Insurance, Inc., Class A#	5,725	310,524

		1,827,275

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.	45,157	1,141,569
CNO Financial Group, Inc.	75,776	1,213,931
FBL Financial Group, Inc., Class A	4,850	231,636

FGL Holdings	73,034	835,509
GWG Holdings, Inc.†#	911	8,500
Health Insurance Innovations, Inc., Class A†#	4,886	143,697
Independence Holding Co.	2,488	92,330
National Western Life Group, Inc., Class A	1,143	273,097
Trupanion, Inc.†#	14,429	443,547

		4,383,816

Insurance-Multi-line - 0.2%

Citizens, Inc.†#	24,776	144,692
Genworth Financial, Inc., Class A†	253,543	988,817
Horace Mann Educators Corp.	20,715	806,435

		1,939,944

Insurance-Property/Casualty - 1.3%

Ambac Financial Group, Inc.†	22,635	435,045
AMERISAFE, Inc.	9,571	623,742
Donegal Group, Inc., Class A	5,172	73,804
Employers Holdings, Inc.	15,813	609,433
Enstar Group, Ltd.†	5,759	1,027,348
FedNat Holding Co.	5,783	75,410
Hallmark Financial Services, Inc.†	6,543	92,780
HCI Group, Inc.#	3,070	130,536
Heritage Insurance Holdings, Inc.	13,131	146,542
Investors Title Co.	698	114,444
James River Group Holdings, Ltd.	14,832	599,361
Kinsale Capital Group, Inc.	10,233	1,243,003
National General Holdings Corp.	33,949	660,987
NI Holdings, Inc.†	4,779	67,480
Palomar Holdings, Inc.†	6,272	318,680
ProAssurance Corp.	26,697	724,824
ProSight Global, Inc.†	4,443	59,536
Protective Insurance Corp., Class B	4,590	65,453
RLI Corp.	20,009	1,608,323
Safety Insurance Group, Inc.	7,397	582,440
Selective Insurance Group, Inc.	29,319	1,635,414
State Auto Financial Corp.	8,622	215,378
Stewart Information Services Corp.	11,747	425,007
Tiptree, Inc.	12,456	81,961
United Fire Group, Inc.	10,609	406,749
United Insurance Holdings Corp.	10,327	97,074
Universal Insurance Holdings, Inc.	14,889	308,053
Watford Holdings, Ltd.†	9,574	218,574

		12,647,381

Insurance-Reinsurance - 0.4%

Argo Group International Holdings, Ltd.	16,356	920,189
Essent Group, Ltd.	48,256	2,105,892
Global Indemnity, Ltd.	4,165	132,280
Greenlight Capital Re, Ltd., Class A†#	14,607	123,283
Third Point Reinsurance, Ltd.†	37,019	330,209

		3,611,853

Internet Application Software - 0.0%

Tucows, Inc., Class A†#	4,728	241,554
VirnetX Holding Corp.†#	30,728	172,384

		413,938

Internet Connectivity Services - 0.2%

Boingo Wireless, Inc.†	21,766	275,775
Cogent Communications Holdings, Inc.	21,253	1,551,682

		1,827,457

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	56,725	286,178

Internet Content-Information/News - 0.2%

DHI Group, Inc.†	25,085	57,194
HealthStream, Inc.†	13,047	317,303
LiveXLive Media, Inc.†#	16,357	20,610
TechTarget, Inc.†	11,537	266,851
Yelp, Inc.†	34,338	1,073,749

		1,735,707

Internet Security - 0.0%

Zix Corp.†	26,771	210,955

Internet Telephone - 0.1%

8x8, Inc.†	46,954	868,649

Investment Companies - 0.0%

Altus Midstream Co., Class A†#	25,231	36,837
Medallion Financial Corp.†	10,334	61,074
PDL Community Bancorp†	4,179	58,715
Rafael Holdings, Inc., Class B†	5,279	99,034

		255,660

Investment Management/Advisor Services - 1.1%

Altisource Portfolio Solutions SA†#	2,830	44,969
Ares Management Corp., Class A	35,813	1,238,772
Artisan Partners Asset Management, Inc., Class A	25,065	716,358
AssetMark Financial Holdings, Inc.†	6,900	182,781
Associated Capital Group, Inc., Class A#	963	39,627
B. Riley Financial, Inc.	10,276	243,130
Blucora, Inc.†	24,363	423,916
Boston Private Financial Holdings, Inc.	41,544	405,262
BrightSphere Investment Group, Inc.	32,927	307,867
Cohen & Steers, Inc.	11,409	714,774
Columbia Financial, Inc.†	26,109	405,212
Federated Hermes, Inc.	48,301	1,393,484
Focus Financial Partners, Inc. Class A†	15,361	417,665
GAMCO Investors, Inc., Class A	2,593	40,347
Hamilton Lane, Inc., Class A	11,033	685,591
Pzena Investment Management, Inc., Class A	8,845	57,758
Sculptor Capital Management, Inc.	8,437	191,351
Silvercrest Asset Management Group, Inc., Class A	4,334	50,101
Stifel Financial Corp.	33,291	1,812,362
Virtus Investment Partners, Inc.	3,281	362,222
Waddell & Reed Financial, Inc., Class A#	34,776	478,518
Westwood Holdings Group, Inc.	4,042	102,586
WisdomTree Investments, Inc.	66,761	271,050

		10,585,703

Lasers-System/Components - 0.1%

II-VI, Inc.†#	44,779	1,329,489

Leisure Products - 0.0%

Escalade, Inc.	5,285	44,869

Johnson Outdoors, Inc., Class A	2,470	154,153

		199,022

Linen Supply & Related Items - 0.2%

UniFirst Corp.	7,583	1,408,997

Machine Tools & Related Products - 0.2%

Hurco Cos., Inc.	3,179	89,584
Kennametal, Inc.	41,138	1,143,637
Luxfer Holdings PLC	13,734	213,014

		1,446,235

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	11,188	420,109
Hyster-Yale Materials Handling, Inc.	5,067	243,925
Manitowoc Co, Inc.†	17,574	219,148
Terex Corp.	31,743	698,664

		1,581,846

Machinery-Electrical - 0.2%

Argan, Inc.	7,372	307,633
Bloom Energy Corp. Class A†#	27,608	250,405
Franklin Electric Co., Inc.	23,153	1,196,779

		1,754,817

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,882	540,779
Lindsay Corp.#	5,409	535,653

		1,076,432

Machinery-General Industrial - 0.7%

Albany International Corp., Class A	15,342	982,962
Altra Industrial Motion Corp.	32,227	970,677
Applied Industrial Technologies, Inc.	19,210	1,133,198
Chart Industries, Inc.†	18,042	1,026,951
DXP Enterprises, Inc.†	8,146	231,265
Gencor Industries, Inc.†	4,550	45,728
Kadant, Inc.	5,504	499,873
Tennant Co.	9,012	644,718
Twin Disc, Inc.†	5,168	41,654
Welbilt, Inc.†	65,049	859,948

		6,436,974

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	11,542	358,841

Machinery-Pumps - 0.3%

Cactus, Inc., Class A	23,584	644,079
CSW Industrials, Inc.	7,446	490,245
Gorman-Rupp Co.	8,824	282,280
Mueller Water Products, Inc., Class A	78,619	860,878
NN, Inc.	21,012	162,843
SPX FLOW, Inc.†	20,977	771,534

		3,211,859

Marine Services - 0.0%

SEACOR Marine Holdings, Inc.†	9,865	78,427

Medical Imaging Systems - 0.0%

Lantheus Holdings, Inc.†	19,321	300,442

Medical Information Systems - 0.3%

Allscripts Healthcare Solutions, Inc.†	81,045	611,079
Castlight Health, Inc., Class B†	51,051	46,268
Computer Programs & Systems, Inc.	6,361	170,348
Health Catalyst, Inc.†	4,117	125,074
Inovalon Holdings, Inc., Class A†	36,448	710,007
NextGen Healthcare, Inc.†	27,389	358,248
Phreesia, Inc.†#	4,969	154,238
Tabula Rasa HealthCare, Inc.†#	9,770	548,781

		2,724,043

Medical Instruments - 0.3%

AngioDynamics, Inc.†	18,473	212,255
Apyx Medical Corp.†	16,678	100,902
Misonix, Inc.†	4,021	55,691
Natus Medical, Inc.†	16,897	454,191
NuVasive, Inc.†	26,011	1,711,784
Silk Road Medical, Inc.†	8,054	320,952
TransEnterix, Inc.†#	8,828	10,417

		2,866,192

Medical Labs & Testing Services - 1.0%

Avalon GloboCare Corp.†	10,855	15,523
Cellular Biomedicine Group, Inc.†#	6,060	96,718
Invitae Corp.†#	43,399	884,472
Medpace Holdings, Inc.†	13,825	1,243,420
Neuronetics, Inc.†	6,681	19,342
Personalis, Inc.†#	4,460	38,936
SI-BONE, Inc.†	8,198	158,303
Syneos Health, Inc.†	31,190	1,975,886
Teladoc Health, Inc.†#	36,170	4,519,803
Vapotherm, Inc.†#	7,523	65,149

		9,017,552

Medical Laser Systems - 0.0%

Cutera, Inc.†	7,022	174,005

Medical Products - 2.8%

Accuray, Inc.†	44,005	130,475
Alphatec Holdings, Inc.†	19,576	114,520
AtriCure, Inc.†	19,031	731,171
Atrion Corp.	717	441,894
Avanos Medical, Inc.†	23,692	767,858
AxoGen, Inc.†	16,988	210,311
Axonics Modulation Technologies, Inc.†#	7,829	277,499
BioSig Technologies, Inc.†#	7,947	28,768
Cardiovascular Systems, Inc.†	17,296	650,676
Castle Biosciences, Inc.†	1,897	56,796
Cerus Corp.†	70,327	361,481
Conformis, Inc.†#	32,375	25,227
CryoLife, Inc.†	18,260	468,004
CytoSorbents Corp.†#	15,334	92,464
Glaukos Corp.†#	19,486	856,994
Globus Medical, Inc., Class A†	38,084	1,722,539
Haemonetics Corp.†	25,655	2,779,206
Hanger, Inc.†	18,145	418,605
Inogen, Inc.†	9,151	418,933
Inspire Medical Systems, Inc.†	6,745	579,193
Integer Holdings Corp.†	16,279	1,467,877
Intersect ENT, Inc.†	15,383	367,038
Invacare Corp.	16,842	127,662
iRadimed Corp.†#	2,276	54,032
iRhythm Technologies, Inc.†#	13,261	1,153,309

LeMaitre Vascular, Inc.#	8,236	234,726
LivaNova PLC†	24,321	1,695,660
Luminex Corp.	21,048	521,149
NanoString Technologies, Inc.†	16,742	597,020
Nevro Corp.†	14,980	1,949,647
Novocure, Ltd.†	43,510	3,165,353
Orthofix Medical, Inc.†	9,051	319,862
OrthoPediatrics Corp.†	4,473	207,637
Pulse Biosciences, Inc.†#	5,632	38,579
Rockwell Medical, Inc.†#	30,977	87,045
RTI Surgical Holdings, Inc.†	28,449	105,261
SeaSpine Holdings Corp.†	7,944	112,249
Shockwave Medical, Inc.†#	12,764	512,347
Sientra, Inc.†#	19,308	80,901
Soliton, Inc.†#	2,786	29,337
Surmodics, Inc.†	6,564	229,149
Tactile Systems Technology, Inc.†	9,193	463,419
Wright Medical Group NV†#	63,202	1,911,861
Zynex, Inc.†	7,919	103,105

		26,666,839

Medical-Biomedical/Gene - 6.3%

Abeona Therapeutics, Inc.†#	16,774	51,664
ACADIA Pharmaceuticals, Inc.†#	56,376	2,409,510
Acceleron Pharma, Inc.†#	22,556	1,938,237
Acer Therapeutics, Inc.†	2,514	8,246
Acorda Therapeutics, Inc.†	22,475	32,364
ADMA Biologics, Inc.†#	25,206	73,475
Aduro Biotech, Inc.†	32,806	100,058
Adverum Biotechnologies, Inc.†#	27,035	332,801
Affimed NV†	36,832	86,924
Agenus, Inc.†#	53,597	135,600
AgeX Therapeutics, Inc.†#	10,925	12,564
Akero Therapeutics, Inc.†#	2,449	53,315
Albireo Pharma, Inc.†	5,450	127,421
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Aldeyra Therapeutics, Inc.†	11,485	43,643
Allakos, Inc.†#	9,754	607,967
Allogene Therapeutics, Inc.†#	19,426	524,502
AMAG Pharmaceuticals, Inc.†	16,863	130,688
Amicus Therapeutics, Inc.†	128,149	1,223,182
AnaptysBio, Inc.†	12,303	183,930
Anavex Life Sciences Corp.†#	21,500	81,915
ANI Pharmaceuticals, Inc.†	4,578	219,790
Apellis Pharmaceuticals, Inc.†	28,096	972,684
Applied Therapeutics, Inc.†#	3,206	133,209
Aprea Therapeutics, Inc.†	3,234	110,926
Arcus Biosciences, Inc.†	16,259	247,462
Ardelyx, Inc.†	23,621	163,457
Arena Pharmaceuticals, Inc.†	25,294	1,128,112
Arrowhead Pharmaceuticals, Inc.†	46,767	1,653,681
Assembly Biosciences, Inc.†	11,526	208,851
Atara Biotherapeutics, Inc.†#	25,786	313,300
Athersys, Inc.†#	67,073	80,488
Atreca, Inc., Class A†#	3,260	77,066
Avid Bioservices, Inc.†	28,071	176,847
Avrobio, Inc.†#	10,321	199,195
Baudax Bio, Inc.†#	3,880	27,082
BioCryst Pharmaceuticals, Inc.†	74,177	222,531
Biohaven Pharmaceutical Holding Co., Ltd.†	19,589	865,050
Blueprint Medicines Corp.†	26,815	1,451,496
Bridgebio Pharma, Inc.†	11,316	360,754
Cabaletta Bio, Inc.†	3,264	48,764
Calithera Biosciences, Inc.†	23,631	153,129
Cara Therapeutics, Inc.†#	19,943	299,743
CASI Pharmaceuticals, Inc.†#	25,255	44,701
CEL-SCI Corp.†#	13,631	149,532
Centogene NV†#	938	12,475
Cerecor, Inc.†	11,086	33,812
ChemoCentryx, Inc.†	20,405	913,124
ChromaDex Corp.†#	20,546	75,815
Constellation Pharmaceuticals, Inc.†#	7,742	273,602
Cortexyme, Inc.†#	5,699	286,375
Cue Biopharma, Inc.†	9,997	174,848
Cymabay Therapeutics, Inc.†#	34,499	57,268
CytomX Therapeutics, Inc.†	22,551	150,866
Deciphera Pharmaceuticals, Inc.†	9,887	526,384
Denali Therapeutics, Inc.†#	24,014	474,757
Dicerna Pharmaceuticals, Inc.†	25,931	511,878
Dynavax Technologies Corp.†#	41,740	164,664
Editas Medicine, Inc.†#	25,906	574,595
Eidos Therapeutics, Inc.†#	5,644	285,474
Eiger BioPharmaceuticals, Inc.†	11,740	111,413
ElectroCore, Inc.†	6,500	4,746
Emergent BioSolutions, Inc.†	22,853	1,341,014
Enochian Biosciences, Inc.†#	6,898	22,487
Enzo Biochem, Inc.†	22,101	47,075
Epizyme, Inc.†#	38,892	833,456
Esperion Therapeutics, Inc.†#	12,678	640,112
Evelo Biosciences, Inc.†#	6,885	34,838
Evolus, Inc.†#	9,252	79,475
Exagen, Inc.†	1,659	28,336
EyePoint Pharmaceuticals, Inc.†#	31,591	40,752
Fate Therapeutics, Inc.†#	30,384	887,213
FibroGen, Inc.†	39,345	1,644,621
Five Prime Therapeutics, Inc.†	17,082	65,424
Forty Seven, Inc.†	11,135	645,830
Frequency Therapeutics, Inc.†	2,880	62,381
Galera Therapeutics, Inc.†	841	14,364
Geron Corp.†#	92,789	106,707
GlycoMimetics, Inc.†#	16,937	61,312
Gossamer Bio, Inc.†#	21,478	282,006
Halozyme Therapeutics, Inc.†	71,694	1,403,052
Homology Medicines, Inc.†	12,417	198,672
IGM Biosciences, Inc.†	2,481	127,548
ImmunoGen, Inc.†	72,636	323,230
Immunomedics, Inc.†#	87,659	1,402,544
Innoviva, Inc.†	31,994	430,959
Inovio Pharmaceuticals, Inc.†#	46,428	198,712
Insmed, Inc.†	44,598	1,110,490
Intercept Pharmaceuticals, Inc.†	12,601	1,158,536
Iovance Biotherapeutics, Inc.†#	58,681	1,931,192
Kaleido Biosciences, Inc.†#	5,690	33,969
Karuna Therapeutics, Inc.†	2,293	200,087
Karyopharm Therapeutics, Inc.†#	29,841	487,602
Kezar Life Sciences, Inc.†	7,791	34,125
Kindred Biosciences, Inc.†	18,552	201,660
Kiniksa Pharmaceuticals, Ltd., Class A†	6,987	128,980

Krystal Biotech, Inc.†#	5,258	281,040
Lexicon Pharmaceuticals, Inc.†#	20,786	57,681
Ligand Pharmaceuticals, Inc.†#	8,574	802,526
Lineage Cell Therapeutics, Inc.†#	54,164	54,706
Liquidia Technologies, Inc.†	6,722	27,762
Livongo Health, Inc.†#	7,390	184,824
LogicBio Therapeutics, Inc.†#	4,160	33,446
MacroGenics, Inc.†	23,872	209,357
Magenta Therapeutics, Inc.†#	9,622	113,155
Marker Therapeutics, Inc.†#	13,572	33,523
MEI Pharma, Inc.†	35,263	68,058
MeiraGTx Holdings PLC†	8,575	138,915
Menlo Therapeutics, Inc.†	7,758	22,886
Mersana Therapeutics, Inc.†	17,987	155,767
Mirati Therapeutics, Inc.†#	13,641	1,220,733
Molecular Templates, Inc.†	8,527	137,199
Mustang Bio, Inc.†	13,942	40,711
Myriad Genetics, Inc.†	35,619	627,607
NeoGenomics, Inc.†	47,751	1,352,786
Neon Therapeutics, Inc.†#	7,082	10,623
NextCure, Inc.†	7,052	294,492
NGM Biopharmaceuticals, Inc.†#	12,228	220,593
Novavax, Inc.†#	13,308	212,928
Omeros Corp.†#	23,641	281,564
Oncocyte Corp.†	10,766	23,147
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	5,474	21,458
Osmotica Pharmaceuticals PLC†	3,956	23,063
Oyster Point Pharma, Inc.†	2,818	99,785
Pacific Biosciences of California, Inc.†#	71,287	242,376
Palatin Technologies, Inc.†#	114,360	58,404
PDL BioPharma, Inc.†	56,424	191,842
Pfenex, Inc.†	14,941	173,316
Phathom Pharmaceuticals, Inc.†	5,389	194,651
Pieris Pharmaceuticals, Inc.†	23,179	72,087
PolarityTE, Inc.†#	7,672	10,434
Precigen, Inc.†#	36,369	137,838
Precision BioSciences, Inc.†	17,993	144,124
Prevail Therapeutics, Inc.†	3,715	47,478
Prothena Corp. PLC†#	20,134	214,628
PTC Therapeutics, Inc.†	30,253	1,659,075
Puma Biotechnology, Inc.†#	15,406	165,692
Radius Health, Inc.†#	22,570	475,324
RAPT Therapeutics, Inc.†	779	15,401
REGENXBIO, Inc.†	16,719	668,760
Replimune Group, Inc.†	6,498	90,127
resTORbio, Inc.†	7,695	10,696
Retrophin, Inc.†	20,739	321,351
Rigel Pharmaceuticals, Inc.†	84,249	178,608
Rocket Pharmaceuticals, Inc.†#	14,893	290,265
Rubius Therapeutics, Inc.†#	17,500	146,475
Sangamo Therapeutics, Inc.†#	57,533	490,756
Satsuma Pharmaceuticals, Inc.†	2,215	63,105
Savara, Inc.†#	17,376	39,791
Scholar Rock Holding Corp.†#	8,790	124,027
Solid Biosciences, Inc.†#	9,843	32,482
Sorrento Therapeutics, Inc.†#	62,663	135,979
SpringWorks Therapeutics, Inc.†	5,229	167,119
Stemline Therapeutics, Inc.†#	23,023	138,598
Stoke Therapeutics, Inc.†	4,585	113,479
Strongbridge Biopharma PLC†#	18,125	50,206
Syndax Pharmaceuticals, Inc.†	10,068	94,740
Synlogic, Inc.†#	7,859	16,190
TCR2 Therapeutics, Inc.†#	5,867	69,700
Theravance Biopharma, Inc.†#	22,393	545,270
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Tocagen, Inc.†#	10,626	15,089
Translate Bio, Inc.†#	17,346	131,483
TransMedics Group, Inc.†#	7,133	111,988
Turning Point Therapeutics, Inc.†#	13,870	687,536
Twist Bioscience Corp.†	11,017	337,341
Tyme Technologies, Inc.†#	29,562	35,179
Ultragenyx Pharmaceutical, Inc.†	27,369	1,534,854
UNITY Biotechnology, Inc.†#	14,312	86,015
VBI Vaccines, Inc.†#	76,704	92,045
Veracyte, Inc.†#	23,630	583,425
Vericel Corp.†#	22,415	346,088
Viela Bio, Inc.†	2,735	119,355
Viking Therapeutics, Inc.†#	32,500	192,400
Vir Biotechnology, Inc.†#	3,609	167,818
WaVe Life Sciences, Ltd.†#	11,278	95,186
X4 Pharmaceuticals, Inc.†#	5,944	63,482
XBiotech, Inc.†	9,502	116,495
Xencor, Inc.†#	23,695	769,851
Y-mAbs Therapeutics, Inc.†	11,841	348,362
Zeneca, Inc. CVR†(1)	3,950	2,429
ZIOPHARM Oncology, Inc.†	80,392	248,411

		58,766,240

Medical-Drugs - 2.5%

89bio, Inc.†#	1,471	52,471
AcelRx Pharmaceuticals, Inc.†#	39,244	51,802
Aclaris Therapeutics, Inc.†#	15,432	17,592
Adamas Pharmaceuticals, Inc.†#	11,441	52,171
Aeglea BioTherapeutics, Inc.†	13,104	89,500
Aerie Pharmaceuticals, Inc.†#	21,141	369,967
Aimmune Therapeutics, Inc.†#	22,539	536,654
Akcea Therapeutics, Inc.†#	6,305	107,059
Akorn, Inc.†	46,772	54,256
Alector, Inc.†#	15,172	416,927
Amphastar Pharmaceuticals, Inc.†	17,970	276,558
Athenex, Inc.†#	34,198	417,900
Axcella Health, Inc.†	3,906	14,706
Beyondspring, Inc.†	6,433	102,156
BioSpecifics Technologies Corp.†	3,072	169,544
Bioxcel Therapeutics, Inc.†	3,476	130,350
Catalyst Pharmaceuticals, Inc.†#	48,313	203,398
cbdMD, Inc.†	5,154	5,257
Checkpoint Therapeutics, Inc.†	12,254	21,445
Chiasma, Inc.†#	17,157	76,349
Chimerix, Inc.†	24,009	42,496
Clovis Oncology, Inc.†#	25,216	189,876
Coherus Biosciences, Inc.†#	31,340	606,429
Collegium Pharmaceutical, Inc.†	16,096	382,280
Concert Pharmaceuticals, Inc.†	10,789	91,275
Corbus Pharmaceuticals Holdings, Inc.†#	29,730	140,920
Corcept Therapeutics, Inc.†	47,950	605,129
Corium International, Inc. CVR†#(1)	14,912	2,684

Crinetics Pharmaceuticals, Inc.†#	5,530	113,807
Cyclerion Therapeutics, Inc.†#	11,826	50,615
Cytokinetics, Inc.†#	27,883	388,689
Eagle Pharmaceuticals, Inc.†	4,560	209,304
Eloxx Pharmaceuticals, Inc.†#	12,600	39,438
Enanta Pharmaceuticals, Inc.†	8,594	437,263
Fulcrum Therapeutics, Inc.†#	2,274	43,024
Galectin Therapeutics, Inc.†	20,061	42,529
Global Blood Therapeutics, Inc.†#	29,013	1,855,671
Gritstone Oncology, Inc.†#	12,482	104,849
Harpoon Therapeutics,, Inc.†#	3,673	56,344
Hookipa Pharma, Inc.†#	4,991	49,511
Intellia Therapeutics, Inc.†#	19,363	258,496
Intra-Cellular Therapies, Inc.†	22,303	470,593
Ironwood Pharmaceuticals, Inc.†#	76,972	926,743
Jounce Therapeutics, Inc.†#	8,104	36,630
Kadmon Holdings, Inc.†#	78,378	363,674
Kala Pharmaceuticals, Inc.†#	11,151	59,658
KalVista Pharmaceuticals, Inc.†	6,320	85,004
Kura Oncology, Inc.†#	17,187	207,447
Lannett Co., Inc.†#	16,271	141,558
Madrigal Pharmaceuticals, Inc.†#	3,914	337,269
Mallinckrodt PLC†#	42,088	180,137
Marinus Pharmaceuticals, Inc.†#	25,760	64,400
MediciNova, Inc.†#	20,991	88,162
Millendo Therapeutics, Inc.†	4,704	36,174
Minerva Neurosciences, Inc.†	14,809	107,810
Mirum Pharmaceuticals, Inc.†#	1,347	22,306
Morphic Holding, Inc.†#	2,476	39,121
MyoKardia, Inc.†#	22,252	1,410,554
Ocular Therapeutix, Inc.†#	21,154	99,530
Odonate Therapeutics, Inc.†#	5,873	173,782
Optinose, Inc.†#	12,482	75,516
Pacira BioSciences, Inc.†	20,525	890,374
Paratek Pharmaceuticals, Inc.†#	16,462	78,688
PhaseBio Pharmaceuticals, Inc.†#	6,872	28,931
Prestige Consumer Healthcare, Inc.†#	25,258	943,639
Principia Biopharma, Inc.†	9,215	594,920
Progenics Pharmaceuticals, Inc.†	43,542	205,518
Protagonist Therapeutics, Inc.†	8,831	68,882
Ra Pharmaceuticals, Inc.†	17,430	815,027
Reata Pharmaceuticals, Inc., Class A†	11,202	2,181,589
Rhythm Pharmaceuticals, Inc.†#	14,679	280,075
Seres Therapeutics, Inc.†	18,270	57,368
SIGA Technologies, Inc.†#	27,590	137,812
Spectrum Pharmaceuticals, Inc.†	55,839	159,700
Spero Therapeutics, Inc.†	5,601	53,434
Supernus Pharmaceuticals, Inc.†	24,697	444,299
Sutro Biopharma, Inc.†#	5,450	53,028
Syros Pharmaceuticals, Inc.†	17,355	101,527
TG Therapeutics, Inc.†#	43,159	541,645
TherapeuticsMD, Inc.†#	110,910	187,438
Tricida, Inc.†#	10,933	347,451
UroGen Pharma, Ltd.†#	9,384	255,808
Vanda Pharmaceuticals, Inc.†	26,080	287,662
Verrica Pharmaceuticals, Inc.†#	6,457	76,645
Voyager Therapeutics, Inc.†#	12,091	131,792
Xeris Pharmaceuticals, Inc.†	13,354	47,540
Zogenix, Inc.†	21,364	535,809
Zynerba Pharmaceuticals, Inc.†#	11,462	48,828

		23,358,188

Medical-Generic Drugs - 0.4%

Amneal Pharmaceuticals, Inc.†	59,212	227,966
Arvinas, Inc.†	10,624	500,709
Endo International PLC†	112,603	621,568
Kodiak Sciences, Inc.†#	11,809	755,422
Momenta Pharmaceuticals, Inc.†	49,347	1,396,027

		3,501,692

Medical-HMO - 0.1%

Magellan Health, Inc.†	10,992	659,630
Tivity Health, Inc.†#	23,774	301,217
Triple-S Management Corp., Class B†	11,468	171,905

		1,132,752

Medical-Hospitals - 0.3%

Community Health Systems, Inc.†	43,151	212,734
Select Medical Holdings Corp.†	55,104	1,319,190
Surgery Partners, Inc.†	12,037	197,648
Tenet Healthcare Corp.†	51,523	1,354,024

		3,083,596

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	25,342	1,127,719
Genesis Healthcare, Inc.†	41,948	69,214
National HealthCare Corp.	6,121	454,240

		1,651,173

Medical-Outpatient/Home Medical - 0.6%

Addus HomeCare Corp.†	6,237	475,696
Amedisys, Inc.†	15,712	2,734,045
Joint Corp.†	6,540	96,988
LHC Group, Inc.†	15,077	1,831,253
Pennant Group, Inc.†	12,671	344,271
Providence Service Corp.†	5,841	360,857

		5,843,110

Medical-Wholesale Drug Distribution - 0.0%

Evofem Biosciences, Inc.†#	7,086	41,807
Owens & Minor, Inc.	30,873	210,863

		252,670

Metal Processors & Fabrication - 0.7%

AZZ, Inc.	13,012	480,013
CIRCOR International, Inc.†	9,778	351,812
Helios Technologies, Inc.	14,673	583,252
Lawson Products, Inc.†	2,092	83,680
LB Foster Co., Class A†	5,012	78,989
Mayville Engineering Co., Inc.†	3,158	23,022
Mueller Industries, Inc.	27,783	777,368
Park-Ohio Holdings Corp.	4,360	106,907
RBC Bearings, Inc.†	12,149	2,079,787
Rexnord Corp.	53,303	1,554,316
Tredegar Corp.	13,050	222,633

		6,341,779

Metal Products-Distribution - 0.1%

Olympic Steel, Inc.	4,620	55,671
Ryerson Holding Corp.†	8,105	67,514

Worthington Industries, Inc.	19,371	615,998

		739,183

Metal Products-Fasteners - 0.1%

Eastern Co.	2,707	68,947
TriMas Corp.†	22,456	569,260

		638,207

Metal-Aluminum - 0.1%

Century Aluminum Co.†	25,153	145,887
Kaiser Aluminum Corp.	7,889	745,905

		891,792

Metal-Diversified - 0.0%

Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.#	134,639	782,253

Mining Services - 0.0%

Contura Energy, Inc.†	9,080	51,665

Miscellaneous Manufacturing - 0.3%

Hillenbrand, Inc.	36,579	855,948
John Bean Technologies Corp.	15,624	1,513,341

		2,369,289

Motion Pictures & Services - 0.1%

Eros International PLC†#	36,548	84,426
IMAX Corp.†	26,202	408,227

		492,653

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	21,046	429,970

Multimedia - 0.0%

E.W. Scripps Co., Class A	27,402	326,084
Entravision Communications Corp., Class A	29,965	60,229
Media General, Inc. CVR†#(1)	61,443	0

		386,313

Networking Products - 0.2%

A10 Networks, Inc.†	24,647	165,382
Calix, Inc.†	23,401	210,609
Extreme Networks, Inc.†	59,942	301,508
Infinera Corp.†	89,368	607,703
Inseego Corp.†#	22,547	156,476
NeoPhotonics Corp.†	19,717	130,329
NETGEAR, Inc.†	14,922	281,578

		1,853,585

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	4,529	91,259

Non-Ferrous Metals - 0.0%

Energy Fuels, Inc.†#	47,173	55,664
Uranium Energy Corp.†#	89,272	53,572

		109,236

Non-Hazardous Waste Disposal - 0.3%

Advanced Disposal Services, Inc.†	36,398	1,203,318
Casella Waste Systems, Inc., Class A†	22,968	1,112,799
Charah Solutions, Inc.†#	4,662	10,303
Covanta Holding Corp.	59,108	789,683

		3,116,103

Office Automation & Equipment - 0.0%

AstroNova, Inc.	3,424	37,185
Pitney Bowes, Inc.#	85,824	293,518

		330,703

Office Furnishings-Original - 0.4%

CompX International, Inc.	827	11,429
Herman Miller, Inc.	29,515	1,010,594
HNI Corp.	21,460	704,532
Interface, Inc.	28,984	422,876
Kimball International, Inc., Class B	17,863	289,023
Knoll, Inc.	24,559	433,221
Steelcase, Inc., Class A	43,555	706,462

		3,578,137

Office Supplies & Forms - 0.0%

ACCO Brands Corp.	48,278	386,707

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.†#	32,508	99,149
Nabors Industries, Ltd.#	176,625	310,860
Noble Corp. PLC†	124,272	87,140
Pacific Drilling SA†#	14,951	23,324
Seadrill, Ltd.†#	29,361	32,297

		552,770

Oil Companies-Exploration & Production - 0.7%

Abraxas Petroleum Corp.†	80,218	15,241
Amplify Energy Corp.	6,545	27,358
Berry Corp.	31,383	199,910
Bonanza Creek Energy, Inc.†	9,477	154,380
Brigham Minerals, Inc., Class A	8,058	128,525
California Resources Corp.†#	24,212	153,746
Callon Petroleum Co.†#	192,518	437,016
Chaparral Energy, Inc., Class A†#	15,558	8,338
CNX Resources Corp.†	93,386	495,880
Comstock Resources, Inc.†#	7,759	46,476
Denbury Resources, Inc.†#	241,319	181,568
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	9,906	38,138
Evolution Petroleum Corp.	13,612	64,113
Extraction Oil & Gas, Inc.†#	42,400	29,192
Falcon Minerals Corp.	19,325	77,203
Goodrich Petroleum Corp.†	4,551	24,257
Gulfport Energy Corp.†#	80,225	65,752
HighPoint Resources Corp.†	56,268	38,302
Laredo Petroleum, Inc.†	90,370	97,600
Magnolia Oil & Gas Corp., Class A†#	50,617	380,134
Mammoth Energy Services, Inc.#	6,510	7,096
Matador Resources Co.†#	55,622	536,196
Montage Resources Corp., Class A†#	10,714	37,392
Northern Oil and Gas, Inc.†#	148,545	215,390
Oasis Petroleum, Inc.†	159,963	261,540
Panhandle Oil and Gas, Inc., Class A	7,683	51,092
PDC Energy, Inc.†	50,102	953,441
Penn Virginia Corp.†	6,788	107,929
PrimeEnergy Resources Corp.†	257	33,667
QEP Resources, Inc.	119,846	269,654
Ring Energy, Inc.†#	30,162	42,528

Rosehill Resources, Inc.†	5,286	4,081
SandRidge Energy, Inc.†	15,437	31,800
SilverBow Resources, Inc.†#	3,544	9,959
SM Energy Co.	56,128	368,761
Southwestern Energy Co.†#	272,301	386,668
Talos Energy, Inc.†	10,082	143,164
Tellurian, Inc.†#	47,295	85,131
Unit Corp.†#	26,606	9,317
W&T Offshore, Inc.†	47,156	122,606
Whiting Petroleum Corp.†#	45,573	84,310

		6,424,851

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	18,127	645,684
Exterran Corp.†	14,524	74,072
Flotek Industries, Inc.†	26,926	42,543
Forum Energy Technologies, Inc.†	41,447	32,329
Natural Gas Services Group, Inc.†	6,415	63,380
Smart Sand, Inc.†#	10,802	17,607
Thermon Group Holdings, Inc.†	16,284	286,110
US Silica Holdings, Inc.#	36,716	168,527

		1,330,252

Oil Refining & Marketing - 0.3%

CVR Energy, Inc.	14,820	421,184
Delek US Holdings, Inc.	37,069	792,535
Murphy USA, Inc.†	14,603	1,423,792
Par Pacific Holdings, Inc.†	17,740	294,307
Trecora Resources†	10,690	60,399

		2,992,217

Oil-Field Services - 0.5%

Archrock, Inc.	64,541	455,014
DMC Global, Inc.	7,071	254,980
Era Group, Inc.†	9,764	95,687
Frank’s International NV†	53,397	209,316
FTS International, Inc.†#	16,238	15,020
Helix Energy Solutions Group, Inc.†	71,078	476,933
Independence Contract Drilling, Inc.†	23,787	9,401
KLX Energy Services Holdings, Inc.†	10,640	25,749
Liberty Oilfield Services, Inc., Class A	26,656	178,329
Matrix Service Co.†	13,466	162,669
MRC Global, Inc.†	39,408	342,850
National Energy Services Reunited Corp.†	11,881	98,731
NCS Multistage Holdings, Inc.†	5,753	6,271
Newpark Resources, Inc.†	44,559	156,402
NexTier Oilfield Solutions, Inc.†	79,805	371,891
Nine Energy Service, Inc.†#	7,960	32,318
NOW, Inc.†	54,249	479,019
Oceaneering International, Inc.†	49,625	523,047
Oil States International, Inc.†	30,009	237,371
ProPetro Holding Corp.†	40,030	350,663
RPC, Inc.#	29,090	100,070
Select Energy Services, Inc., Class A†	29,679	192,913
Solaris Oilfield Infrastructure, Inc., Class A	15,576	165,106
TETRA Technologies, Inc.†	60,696	76,477
US Well Services, Inc.†	10,052	10,555

		5,026,782

Optical Supplies - 0.1%

STAAR Surgical Co.†	22,258	698,456

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	8,006	218,324
Neenah, Inc.	8,385	484,401
P.H. Glatfelter Co.	21,812	311,039
Schweitzer-Mauduit International, Inc.	15,469	521,615
Verso Corp., Class A†	17,462	284,805

		1,820,184

Pastoral & Agricultural - 0.2%

Darling Ingredients, Inc.†	82,265	2,114,210

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†#	20,596	480,093

Pharmacy Services - 0.0%

Option Care Health, Inc.†	15,424	227,504

Physical Therapy/Rehabilitation Centers - 0.1%

Catasys, Inc.†#	3,610	54,583
U.S. Physical Therapy, Inc.	6,294	655,961

		710,544

Physicians Practice Management - 0.0%

Apollo Medical Holdings, Inc.†#	3,083	53,860

Pipelines - 0.0%

NextDecade Corp.†	6,286	24,075

Pollution Control - 0.0%

CECO Environmental Corp.†	15,389	103,876

Poultry - 0.1%

Sanderson Farms, Inc.	9,965	1,231,275

Power Converter/Supply Equipment - 0.4%

Energous Corp.†#	14,470	19,824
Generac Holdings, Inc.†	30,643	3,155,922
Powell Industries, Inc.	4,467	149,332
Vicor Corp.†	8,916	385,528

		3,710,606

Precious Metals - 0.1%

Coeur Mining, Inc.†	119,316	496,355
Hecla Mining Co.	245,921	649,231

		1,145,586

Printing-Commercial - 0.2%

Cimpress PLC†#	9,976	1,161,306
Deluxe Corp.	21,136	703,829
Ennis, Inc.	12,768	256,637
Quad/Graphics, Inc.	16,103	77,294
RR Donnelley & Sons Co.	35,371	67,205

		2,266,271

Private Equity - 0.1%

Kennedy-Wilson Holdings, Inc.	61,464	1,242,187

Professional Sports - 0.1%

Liberty Media Corp. - Liberty Braves, Series A†	4,982	129,632
Liberty Media Corp. - Liberty Braves, Series C†	18,049	468,913

		598,545

Protection/Safety - 0.0%

ShotSpotter, Inc.†#	4,074	145,034

Publishing-Books - 0.1%

Gannett Co, Inc.#	58,802	246,968
Houghton Mifflin Harcourt Co.†	52,294	286,048
Scholastic Corp.	14,783	474,387

		1,007,403

Publishing-Newspapers - 0.2%

Lee Enterprises, Inc.†	26,816	40,224
TEGNA, Inc.	108,916	1,559,677
Tribune Publishing Co.	8,772	100,615

		1,700,516

Publishing-Periodicals - 0.1%

Meredith Corp.#	19,939	525,393
Value Line, Inc.	530	15,285

		540,678

Quarrying - 0.1%

Compass Minerals International, Inc.	17,090	932,259

Racetracks - 0.4%

Churchill Downs, Inc.	17,605	2,211,892
Penn National Gaming, Inc.†	55,027	1,627,149

		3,839,041

Radio - 0.0%

Cumulus Media, Inc., Class A†	7,206	86,832
Entercom Communications Corp., Class A#	59,710	207,194
Saga Communications, Inc., Class A	1,902	54,740

		348,766

Real Estate Investment Trusts - 8.5%

Acadia Realty Trust	42,848	978,648
AG Mortgage Investment Trust, Inc.	16,300	244,011
Agree Realty Corp.	20,773	1,491,917
Alexander & Baldwin, Inc.	34,373	646,212
Alexander’s, Inc.	1,068	332,148
American Assets Trust, Inc.	24,214	1,003,670
American Finance Trust, Inc.#	53,555	556,972
Anworth Mtg. Asset Corp.	48,915	159,952
Apollo Commercial Real Estate Finance, Inc.	77,299	1,252,244
Ares Commercial Real Estate Corp.	13,518	206,285
Arlington Asset Investment Corp., Class A#	18,073	102,293
Armada Hoffler Properties, Inc.	27,580	462,241
ARMOUR Residential REIT, Inc.	29,516	533,649
Ashford Hospitality Trust, Inc.	45,092	97,399
Blackstone Mtg. Trust, Inc., Class A#	63,226	2,279,930
Bluerock Residential Growth REIT, Inc.	11,301	117,417
Braemar Hotels & Resorts, Inc.	15,043	110,716
BRT Apartments Corp.	4,936	77,002
Capstead Mtg. Corp.	46,837	332,543
CareTrust REIT, Inc.	47,830	998,212
CatchMark Timber Trust, Inc., Class A	24,558	225,688
CBL & Associates Properties, Inc.#	84,914	45,072
Cedar Realty Trust, Inc.	42,954	111,251
Chatham Lodging Trust	22,987	320,439
Cherry Hill Mtg. Investment Corp.#	7,856	112,027
CIM Commercial Trust Corp.	673	9,449
City Office REIT, Inc.	26,722	309,975
Clipper Realty, Inc.	7,217	81,336
Colony Credit Real Estate, Inc.	40,523	515,858
Community Healthcare Trust, Inc.	9,610	457,724
CoreCivic, Inc.	59,682	883,890
CorEnergy Infrastructure Trust, Inc.	6,445	224,930
CorePoint Lodging, Inc.	20,032	159,455
DiamondRock Hospitality Co.	100,885	920,071
Diversified Healthcare Trust	118,590	745,931
Dynex Capital, Inc.	11,204	191,588
Easterly Government Properties, Inc.	37,272	885,955
EastGroup Properties, Inc.	19,009	2,390,002
Essential Properties Realty Trust, Inc.	40,427	926,183
Exantas Capital Corp.	15,276	175,063
Farmland Partners, Inc.#	13,923	82,285
First Industrial Realty Trust, Inc.	63,174	2,432,199
Four Corners Property Trust, Inc.	34,314	984,469
Franklin Street Properties Corp.	51,997	370,739
Front Yard Residential Corp.	24,806	314,540
GEO Group, Inc.	59,622	872,866
Getty Realty Corp.	16,716	473,731
Gladstone Commercial Corp.	15,349	289,636
Gladstone Land Corp.	9,209	123,677
Global Medical REIT, Inc.	16,221	226,607
Global Net Lease, Inc.	45,108	832,243
Granite Point Mtg. Trust, Inc.	27,159	445,951
Great Ajax Corp.	8,631	121,956
Healthcare Realty Trust, Inc.	66,343	2,275,565
Hersha Hospitality Trust	17,209	198,420
Independence Realty Trust, Inc.	45,608	604,762
Industrial Logistics Properties Trust	32,468	670,789
Innovative Industrial Properties, Inc.	5,677	521,943
Invesco Mtg. Capital, Inc.	81,036	1,303,059
Investors Real Estate Trust	5,835	411,076
iStar, Inc.#	29,762	450,299
Jernigan Capital, Inc.#	10,687	191,511
Kite Realty Group Trust	41,508	670,354
KKR Real Estate Finance Trust, Inc.	12,649	248,426
Ladder Capital Corp.	51,568	786,412
Lexington Realty Trust	121,120	1,256,014
LTC Properties, Inc.	19,722	884,137
Mack-Cali Realty Corp.	43,392	823,580
Monmouth Real Estate Investment Corp.	46,285	657,247
National Health Investors, Inc.	21,339	1,744,036
National Storage Affiliates Trust	29,726	1,002,955
New Senior Investment Group, Inc.	41,937	254,558
New York Mtg. Trust, Inc.	153,880	877,116
NexPoint Residential Trust, Inc.	9,996	444,822
Office Properties Income Trust	23,898	696,149
One Liberty Properties, Inc.	7,789	187,715
Orchid Island Capital, Inc.#	31,718	181,744
Pebblebrook Hotel Trust	65,153	1,316,742
Pennsylvania Real Estate Investment Trust#	34,779	82,078

PennyMac Mtg. Investment Trust	44,962	930,713
Physicians Realty Trust	94,557	1,783,345
Piedmont Office Realty Trust, Inc., Class A	62,732	1,354,384
PotlatchDeltic Corp.	33,135	1,217,380
Preferred Apartment Communities, Inc., Class A#	22,927	218,724
PS Business Parks, Inc.	10,027	1,489,511
QTS Realty Trust, Inc., Class A	28,827	1,619,213
Ready Capital Corp.#	15,869	230,100
Redwood Trust, Inc.	56,025	956,907
Retail Opportunity Investments Corp.	57,243	858,645
Retail Value, Inc.	7,767	215,845
Rexford Industrial Realty, Inc.	55,472	2,594,425
RLJ Lodging Trust	84,698	1,118,861
RPT Realty	39,123	507,034
Ryman Hospitality Properties, Inc.	22,990	1,598,035
Sabra Health Care REIT, Inc.	96,739	1,891,247
Saul Centers, Inc.	6,031	259,393
Seritage Growth Properties, Class A#	16,892	580,747
STAG Industrial, Inc.	67,050	1,876,059
Summit Hotel Properties, Inc.	51,858	480,724
Sunstone Hotel Investors, Inc.	112,458	1,231,415
Tanger Factory Outlet Centers, Inc.#	45,185	541,316
Terreno Realty Corp.	33,051	1,813,508
TPG RE Finance Trust, Inc.	24,831	477,252
UMH Properties, Inc.	18,141	263,226
Uniti Group, Inc.#	92,701	904,762
Universal Health Realty Income Trust	6,423	691,886
Urban Edge Properties	57,664	934,157
Urstadt Biddle Properties, Inc., Class A	14,814	305,316
Washington Prime Group, Inc.#	93,592	257,378
Washington Real Estate Investment Trust	40,183	1,078,914
Western Asset Mtg. Capital Corp.	26,035	260,871
Whitestone REIT	19,193	235,882
Xenia Hotels & Resorts, Inc.	56,785	849,504

		79,614,435

Real Estate Management/Services - 0.5%

Cushman & Wakefield PLC†#	56,438	1,026,607
eXp World Holdings, Inc.†	10,332	98,774
Marcus & Millichap, Inc.†	11,502	367,604
Maui Land & Pineapple Co., Inc.†	3,382	37,236
Newmark Group, Inc., Class A	71,928	686,912
RE/MAX Holdings, Inc., Class A	8,950	260,893
Realogy Holdings Corp.#	56,997	528,362
Redfin Corp.†	44,837	1,213,289
RMR Group, Inc., Class A	7,593	282,915
Safehold, Inc.#	5,391	294,457

		4,797,049

Real Estate Operations & Development - 0.1%

American Realty Investors, Inc.†	1,248	15,900
Consolidated-Tomoka Land Co.	2,450	140,899
FRP Holdings, Inc.†	3,487	157,717
Griffin Industrial Realty, Inc.	484	19,476
Legacy Housing Corp.†#	2,891	41,544
McGrath RentCorp	12,126	842,151
Stratus Properties, Inc.†	2,940	84,260
Transcontinental Realty Investors, Inc.†	531	16,859

		1,318,806

Recreational Centers - 0.0%

OneSpaWorld Holdings, Ltd.#	22,746	277,956

Recreational Vehicles - 0.1%

Camping World Holdings, Inc., Class A#	16,491	225,597
Malibu Boats, Inc., Class A†	10,220	449,067
Marine Products Corp.	3,700	46,546
MasterCraft Boat Holdings, Inc.†	9,220	149,087

		870,297

Rental Auto/Equipment - 0.5%

Aaron’s, Inc.	33,846	1,331,163
Avis Budget Group, Inc.†	28,816	932,918
CAI International, Inc.†	8,226	203,511
Herc Holdings, Inc.†	12,073	442,838
Hertz Global Holdings, Inc.†	50,832	650,142
Rent-A-Center, Inc.	24,711	526,097
Textainer Group Holdings, Ltd.†	26,368	217,536

		4,304,205

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.	20,745	2,007,701
SeaWorld Entertainment, Inc.†	23,624	642,809

		2,650,510

Retail-Apparel/Shoe - 0.6%

Abercrombie & Fitch Co., Class A	31,446	412,886
American Eagle Outfitters, Inc.	79,688	1,026,381
Ascena Retail Group, Inc.†#	3,920	14,896
Boot Barn Holdings, Inc.†	14,016	429,871
Buckle, Inc.#	14,471	327,479
Caleres, Inc.	19,739	227,591
Cato Corp., Class A	11,107	179,600
Chico’s FAS, Inc.	58,469	234,461
Children’s Place, Inc.#	7,592	437,299
Designer Brands, Inc., Class A	31,154	420,890
Duluth Holdings, Inc., Class B†#	5,377	36,886
Express, Inc.†	32,959	121,948
Genesco, Inc.†	7,254	249,610
Guess?, Inc.	23,038	373,216
J. Jill, Inc.#	8,442	7,176
RTW RetailWinds, Inc.†	15,194	4,256
Shoe Carnival, Inc.#	4,705	140,727
Tailored Brands, Inc.#	25,037	81,871
Tilly’s, Inc., Class A	11,008	71,552
Vera Bradley, Inc.†	10,251	84,673
Winmark Corp.	1,247	249,400

		5,132,669

Retail-Appliances - 0.0%

Conn’s, Inc.†#	9,040	73,676

Retail-Arts & Crafts - 0.0%

Michaels Cos., Inc.†#	42,026	180,292

Retail-Automobile - 0.5%

America’s Car-Mart, Inc.†#	3,126	321,259
Asbury Automotive Group, Inc.†	9,670	857,149
Group 1 Automotive, Inc.	8,835	753,007
Lithia Motors, Inc., Class A	11,234	1,338,643

Rush Enterprises, Inc., Class A	13,627	571,244
Rush Enterprises, Inc., Class B	2,282	95,639
Sonic Automotive, Inc., Class A#	12,199	341,572

		4,278,513

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.#	61,071	660,178

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	20,556	68,040

Retail-Building Products - 0.3%

At Home Group, Inc.†#	23,873	119,365
Beacon Roofing Supply, Inc.†	34,021	1,010,424
BMC Stock Holdings, Inc.†	33,363	818,394
Foundation Building Materials, Inc.†	10,191	158,980
GMS, Inc.†	19,961	456,109

		2,563,272

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	5,637	229,257

Retail-Discount - 0.2%

Big Lots, Inc.#	19,502	308,327
BJ’s Wholesale Club Holdings, Inc.†#	55,887	1,076,383
Citi Trends, Inc.	5,582	110,356

		1,495,066

Retail-Drug Store - 0.1%

OptimizeRx Corp.†#	6,910	57,699
Rite Aid Corp.†#	27,631	376,334

		434,033

Retail-Floor Coverings - 0.0%

Lumber Liquidators Holdings, Inc.†#	14,285	139,993

Retail-Hair Salons - 0.0%

Regis Corp.†	11,688	149,139

Retail-Home Furnishings - 0.3%

Bassett Furniture Industries, Inc.	4,779	47,169
Haverty Furniture Cos., Inc.	8,935	150,287
La-Z-Boy, Inc.	22,470	643,765
Lovesac Co.†#	4,399	38,227
RH†	8,287	1,503,262

		2,382,710

Retail-Jewelry - 0.1%

Movado Group, Inc.	7,883	115,880
Signet Jewelers, Ltd.	25,964	605,481

		721,361

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	10,559	178,764
Party City Holdco, Inc.†#	27,016	53,762

		232,526

Retail-Major Department Stores - 0.0%

J.C. Penney Co., Inc.†#	161,180	111,214

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	7,967	30,115
Gaia, Inc.†#	5,261	44,350
GameStop Corp., Class A#	45,007	162,025
Hudson, Ltd., Class A†	19,867	184,962
PriceSmart, Inc.	11,254	626,736
Sally Beauty Holdings, Inc.†#	60,452	752,023

		1,800,211

Retail-Office Supplies - 0.1%

Office Depot, Inc.	272,252	639,792

Retail-Pawn Shops - 0.2%

FirstCash, Inc.	21,002	1,615,474

Retail-Pet Food & Supplies - 0.2%

Freshpet, Inc.†	17,240	1,145,770
PetIQ, Inc.†	9,905	308,046
PetMed Express, Inc.	9,815	259,116

		1,712,932

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	32,315	913,868

Retail-Regional Department Stores - 0.0%

Dillard’s, Inc., Class A#	5,003	281,619

Retail-Restaurants - 1.5%

Biglari Holdings, Inc., Class B†	475	50,094
BJ’s Restaurants, Inc.	9,580	315,661
Bloomin’ Brands, Inc.	43,591	784,202
Brinker International, Inc.#	18,718	642,963
Cannae Holdings, Inc.†	33,856	1,262,490
Carrols Restaurant Group, Inc.†#	17,487	72,134
Cheesecake Factory, Inc.#	20,835	742,351
Chuy’s Holdings, Inc.†	8,308	178,124
Cracker Barrel Old Country Store, Inc.#	12,040	1,725,693
Dave & Buster’s Entertainment, Inc.	15,458	510,269
Del Taco Restaurants, Inc.†	14,455	92,512
Denny’s Corp.†	29,014	505,134
Dine Brands Global, Inc.#	8,001	654,882
El Pollo Loco Holdings, Inc.†	9,796	126,368
Fiesta Restaurant Group, Inc.†	11,746	113,466
Habit Restaurants, Inc., Class A†	10,309	143,914
J Alexander’s Holdings, Inc.†	6,546	53,743
Jack in the Box, Inc.	12,925	890,015
Kura Sushi USA, Inc., Class A†#	1,685	31,358
Noodles & Co.†#	14,300	116,116
Papa John’s International, Inc.	11,077	638,146
Potbelly Corp.†	10,411	52,055
Red Robin Gourmet Burgers, Inc.†	6,498	178,695
Ruth’s Hospitality Group, Inc.	13,832	264,606
Shake Shack, Inc., Class A†#	14,530	863,663
Texas Roadhouse, Inc.	33,082	1,859,870
Waitr Holdings, Inc.†#	28,913	10,391
Wingstop, Inc.	14,699	1,241,331

		14,120,246

Retail-Sporting Goods - 0.1%

Hibbett Sports, Inc.†	8,792	171,620
Sportsman’s Warehouse Holdings, Inc.†	21,253	127,518
Zumiez, Inc.†	9,995	265,167

		564,305

Retail-Vision Service Center - 0.1%

National Vision Holdings, Inc.†	39,243	1,366,441

Retail-Vitamins & Nutrition Supplements - 0.0%

GNC Holdings, Inc., Class A†#	40,958	68,809

Retirement/Aged Care - 0.1%

Brookdale Senior Living, Inc.†	92,453	607,416

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	25,185	641,966

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	17,767	241,098
Proto Labs, Inc.†	13,510	1,184,017
Raven Industries, Inc.	17,968	515,861
Trinseo SA	19,675	430,489

		2,371,465

Satellite Telecom - 0.2%

Gogo, Inc.†#	27,506	99,297
Intelsat SA†#	33,580	129,619
Iridium Communications, Inc.†#	49,608	1,342,888
KVH Industries, Inc.†	8,221	85,663
Loral Space & Communications, Inc.†	6,429	199,685

		1,857,152

Savings & Loans/Thrifts - 1.3%

Axos Financial, Inc.†	28,959	721,369
Banc of California, Inc.	22,693	347,884
BankFinancial Corp.	6,981	79,164
Berkshire Hills Bancorp, Inc.	22,575	551,056
Brookline Bancorp, Inc.	39,280	544,814
Capitol Federal Financial, Inc.	66,154	807,409
Community Bankers Trust Corp.	10,821	88,408
Dime Community Bancshares, Inc.	15,882	266,500
ESSA Bancorp, Inc.	4,738	78,366
First Capital, Inc.#	1,623	99,814
First Defiance Financial Corp.	18,488	442,140
First Financial Northwest, Inc.	3,969	55,367
Flushing Financial Corp.	13,540	245,819
FS Bancorp, Inc.	2,003	95,723
Greene County Bancorp, Inc.	1,657	44,822
Hingham Institution for Savings	695	127,157
Home Bancorp, Inc.	3,815	126,162
HomeTrust Bancshares, Inc.	7,839	186,255
Investors Bancorp, Inc.	113,866	1,200,148
Malvern Bancorp, Inc.†	3,783	72,331
Meridian Bancorp, Inc.	24,029	396,719
MutualFirst Financial, Inc.	2,933	98,255
Northfield Bancorp, Inc.	21,866	308,967
Northwest Bancshares, Inc.	50,276	698,334
OceanFirst Financial Corp.	27,379	559,627
Pacific Premier Bancorp, Inc.	29,125	752,299
Provident Financial Holdings, Inc.	2,934	57,946
Provident Financial Services, Inc.	30,575	610,888
Prudential Bancorp, Inc.	4,381	71,980
Riverview Bancorp, Inc.	10,651	68,699
Southern Missouri Bancorp, Inc.	3,891	127,703
Territorial Bancorp, Inc.	3,900	99,138
Timberland Bancorp, Inc.	3,715	86,374
Washington Federal, Inc.	39,623	1,188,294
Waterstone Financial, Inc.	11,821	196,583
WSFS Financial Corp.	25,711	886,001

		12,388,515

Schools - 0.8%

Adtalem Global Education, Inc.†	26,993	833,274
American Public Education, Inc.†	7,569	168,486
Chegg, Inc.†	59,312	2,325,623
K12, Inc.†	19,676	391,159
Laureate Education, Inc., Class A†	59,141	1,105,937
Perdoceo Education Corp.†	34,535	515,608
Rosetta Stone, Inc.†	10,395	179,522
Strategic Education, Inc.	10,683	1,574,460

		7,094,069

Security Services - 0.2%

Brink’s Co.	25,006	1,957,720

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	6,626	81,699

Semiconductor Components-Integrated Circuits - 0.4%

Cirrus Logic, Inc.†	29,186	2,003,327
MaxLinear, Inc.†	33,097	511,680
Power Integrations, Inc.	14,186	1,234,891

		3,749,898

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	16,155	387,558
Brooks Automation, Inc.	35,552	1,226,900
Cabot Microelectronics Corp.	14,527	2,023,321
Cohu, Inc.	20,164	412,757
FormFactor, Inc.†	37,801	845,608
Onto Innovation, Inc.†	24,108	736,982
Ultra Clean Holdings, Inc.†	19,796	413,934
Veeco Instruments, Inc.†	24,113	322,873

		6,369,933

Silver Mining - 0.0%

Pan American Silver Corp. CVR†	171,891	108,291

Software Tools - 0.0%

Digital Turbine, Inc.†	39,300	240,909

Steel Pipe & Tube - 0.1%

Advanced Drainage Systems, Inc.	21,732	909,701
Northwest Pipe Co.†	4,792	151,188
Omega Flex, Inc.	1,452	113,692
Synalloy Corp.†	4,165	47,689
TimkenSteel Corp.†	20,157	102,196

		1,324,466

Steel-Producers - 0.3%

AK Steel Holding Corp.†#	157,764	364,435
Carpenter Technology Corp.	23,594	867,079
Commercial Metals Co.	59,067	1,078,563
Schnitzer Steel Industries, Inc., Class A	12,868	212,065

		2,522,142

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†	63,008	1,076,807

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	21,982	857,078

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	10,690	73,227

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	15,455	276,335

Telecom Equipment-Fiber Optics - 0.2%

Clearfield, Inc.†	5,610	60,139
Harmonic, Inc.†	43,898	269,534
Viavi Solutions, Inc.†	115,155	1,518,894

		1,848,567

Telecom Services - 0.2%

ATN International, Inc.	5,542	298,714
Consolidated Communications Holdings, Inc.#	35,307	219,609
GTT Communications, Inc.†	16,903	255,911
Ooma, Inc.†	9,941	127,543
ORBCOMM, Inc.†	36,618	121,206
RigNet, Inc.†	7,275	25,608
Spok Holdings, Inc.	8,811	87,758
Vonage Holdings Corp.†	113,423	1,016,270

		2,152,619

Telecommunication Equipment - 0.2%

Acacia Communications, Inc.†	18,994	1,301,279
ADTRAN, Inc.	23,873	192,058
Airgain, Inc.†	4,476	35,316
Casa Systems, Inc.†	15,856	52,008
DASAN Zhone Solutions, Inc.†	3,941	30,070
Plantronics, Inc.#	16,933	232,490
Preformed Line Products Co.	1,539	75,103

		1,918,324

Telephone-Integrated - 0.2%

Cincinnati Bell, Inc.†	24,843	324,201
Frontier Communications Corp.†#	52,543	28,426
IDT Corp., Class B†	8,341	64,226
Shenandoah Telecommunications Co.	24,017	1,067,075

		1,483,928

Television - 0.1%

Central European Media Enterprises, Ltd., Class A†	44,415	196,759
Gray Television, Inc.†	45,611	862,960

		1,059,719

Textile-Apparel - 0.0%

Unifi, Inc.†	7,222	154,334

Textile-Products - 0.0%

Culp, Inc.	5,522	50,361

Theaters - 0.0%

AMC Entertainment Holdings, Inc., Class A#	25,838	161,746
Reading International, Inc., Class A†	8,151	67,898

		229,644

Therapeutics - 0.3%

Akebia Therapeutics, Inc.†	59,127	524,457
Anika Therapeutics, Inc.†	6,707	280,084
Axsome Therapeutics, Inc.†	12,604	983,112
CorMedix, Inc.†#	12,720	66,144
Flexion Therapeutics, Inc.†#	16,916	267,104
G1 Therapeutics, Inc.†#	16,946	304,011
La Jolla Pharmaceutical Co.†#	10,374	70,543
MannKind Corp.†#	93,909	119,264
Portola Pharmaceuticals, Inc.†#	38,185	386,050
Recro Pharma, Inc.†	9,831	140,977

		3,141,746

Tobacco - 0.2%

22nd Century Group, Inc.†#	57,953	42,885
Greenlane Holdings, Inc., Class A†#	5,044	10,794
Pyxus International, Inc.†#	4,226	16,270
Turning Point Brands, Inc.#	4,145	108,392
Universal Corp.	12,295	606,758
Vector Group, Ltd.#	55,582	645,863

		1,430,962

Tools-Hand Held - 0.2%

MSA Safety, Inc.	17,685	2,151,734

Toys - 0.0%

Funko, Inc., Class A†	10,966	88,934

Traffic Management Sys - 0.0%

Arlo Technologies, Inc.†	37,601	123,331

Transactional Software - 0.0%

InnerWorkings, Inc.†	22,109	69,422
Synchronoss Technologies, Inc.†	19,458	95,734

		165,156

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	29,288	524,255
Atlas Air Worldwide Holdings, Inc.†	11,643	311,101

		835,356

Transport-Equipment & Leasing - 0.2%

GATX Corp.	17,544	1,254,922
General Finance Corp.†	5,815	45,299
Greenbrier Cos., Inc.	16,085	389,740
Willis Lease Finance Corp.†	1,462	82,895

		1,772,856

Transport-Marine - 0.4%

Ardmore Shipping Corp.	16,723	91,976
Costamare, Inc.	25,871	168,938
DHT Holdings, Inc.	45,822	254,312
Diamond S Shipping, Inc.†	11,147	114,814
Dorian LPG, Ltd.†	13,777	153,200
Eagle Bulk Shipping, Inc.†#	22,169	73,601
GasLog, Ltd.	20,265	113,687
Genco Shipping & Trading, Ltd.	7,598	58,353
Golar LNG, Ltd.#	47,459	608,187
International Seaways, Inc.†	12,629	251,191
Nordic American Tankers, Ltd.	69,781	224,695
Overseas Shipholding Group, Inc., Class A†	32,408	55,742
Safe Bulkers, Inc.†	25,489	33,645
Scorpio Bulkers, Inc.	27,316	87,958
Scorpio Tankers, Inc.	22,088	436,901
SEACOR Holdings, Inc.†	8,713	324,995
SFL Corp., Ltd.	40,723	494,377
Teekay Corp.†#	34,390	125,867
Teekay Tankers, Ltd.†	11,924	197,342
Tidewater, Inc.†	19,746	274,272

		4,144,053

Transport-Services - 0.3%

CryoPort, Inc.†#	15,784	263,593

Daseke, Inc.†#	22,900	75,570
Echo Global Logistics, Inc.†	13,427	247,728
Forward Air Corp.	14,124	833,457
Hub Group, Inc., Class A†	16,189	748,418
Matson, Inc.	21,292	707,107
Radiant Logistics, Inc.†	19,576	86,134
Universal Logistics Holdings, Inc.	3,992	61,517

		3,023,524

Transport-Truck - 0.3%

ArcBest Corp.	12,756	252,696
Covenant Transportation Group, Inc., Class A†	6,316	76,424
Heartland Express, Inc.	23,005	412,020
Marten Transport, Ltd.	19,651	383,980
P.A.M. Transportation Services, Inc.†	955	37,828
Roadrunner Transportation Systems, Inc.†#	1,787	13,206
Saia, Inc.†	12,991	1,134,244
US Xpress Enterprises, Inc. Class A†#	10,936	47,134
Werner Enterprises, Inc.	22,668	761,645
YRC Worldwide, Inc.†#	16,703	35,410

		3,154,587

Travel Services - 0.0%

Liberty TripAdvisor Holdings, Inc., Class A†	36,371	158,396

Venture Capital - 0.0%

Safeguard Scientifics, Inc.	9,762	86,198

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,509	335,004
Neogen Corp.†	25,679	1,559,999

		1,895,003

Vitamins & Nutrition Products - 0.1%

Calyxt, Inc.†#	4,671	29,474
LifeVantage Corp.†	6,890	82,060
Nature’s Sunshine Products, Inc.†	4,381	35,924
USANA Health Sciences, Inc.†	6,280	415,108

		562,566

Water - 0.5%

American States Water Co.	18,368	1,406,805
Artesian Resources Corp., Class A	4,007	137,560
California Water Service Group	24,079	1,154,829
Consolidated Water Co., Ltd.	7,225	116,756
Global Water Resources, Inc.	5,907	70,589
Middlesex Water Co.	8,128	483,372
PICO Holdings, Inc.†	9,001	85,420
SJW Group	13,185	806,658
York Water Co.	6,468	273,532

		4,535,521

Water Treatment Systems - 0.1%

AquaVenture Holdings, Ltd.†	7,023	189,902
Energy Recovery, Inc.†#	18,822	185,209
Evoqua Water Technologies Corp.†	37,499	786,354
Pure Cycle Corp.†	8,574	106,060

		1,267,525

Web Hosting/Design - 0.3%

Endurance International Group Holdings, Inc.†	35,856	133,743
NIC, Inc.	32,935	602,381
Q2 Holdings, Inc.†	21,870	1,648,342

		2,384,466

Web Portals/ISP - 0.0%

Meet Group, Inc.†	34,613	176,526

Wire & Cable Products - 0.2%

Belden, Inc.	19,548	780,551
Encore Wire Corp.	10,198	499,396
Insteel Industries, Inc.	9,239	183,764

		1,463,711

Wireless Equipment - 0.2%

Anterix, Inc.†#	5,384	252,240
CalAmp Corp.†	16,625	159,933
Cambium Networks Corp.†	2,172	13,575
InterDigital, Inc.	15,624	826,353
Maxar Technologies, Inc.#	29,933	455,281
Ribbon Communications, Inc.†	29,889	96,542
Sonim Technologies, Inc.†	4,982	14,448
TESSCO Technologies, Inc.	3,265	19,557

		1,837,929

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	18,859	437,906
ViewRay, Inc.†#	35,321	101,371

		539,277

Total Common Stocks
(cost $798,547,113)		925,602,708

RIGHTS - 0.0%
Medical-Drugs - 0.0%

Spero Therapeutics, Inc. Expires 03/02/2020 (strike price $9.00) (cost $0)	873	472

Total Long-Term Investment Securities
(cost $798,547,113)		925,603,180

SHORT-TERM INVESTMENT SECURITIES - 5.1%
Registered Investment Companies - 4.8%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(2)(3)	44,772,839	44,772,839

U.S. Government Treasuries - 0.3%

United States Treasury Bills 1.58% due 06/25/2020(4)	$3,000,000	2,988,282

Total Short-Term Investment Securities
(cost $47,757,687)		47,761,121

REPURCHASE AGREEMENTS - 1.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount $11,761,245 collateralized by $10,505,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $12,000,954 (cost $11,761,000)	11,761,000	11,761,000

TOTAL INVESTMENTS
(cost $858,065,800)	104.8%	985,125,301
Liabilities in excess of other assets	(4.8)	(45,432,469)

NET ASSETS	100.0%	$939,692,832

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $107,114,447. This was secured by collateral of $44,772,839, which was received in cash and subsequently invested in short-term investments currently valued at $44,772,839 as reported in the Portfolio of Investments. Additional collateral of $67,064,628 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$711,582
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	661,220
Government National Mtg. Assoc.	2.50%	09/20/2046	219,622
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	2,117,673
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2020 to 02/15/2050	63,354,531

(3)	The rate shown is the 7-day yield as of February 29, 2020.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

206	Long	E-mini Russell 2000 Index	March 2020	$16,960,210	$15,191,470	($1,768,740)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$1,116,824	$—	$2,862	$1,119,686
Finance-Commercial	1,344,553	—	9,676	1,354,229
Medical-Biomedical/Gene	58,729,845	—	36,395	58,766,240
Medical-Drugs	23,355,504	—	2,684	23,358,188
Metal-Diversified	—	—	0	0
Multimedia	386,313	—	0	386,313
Oil Companies - Exploration & Production	6,424,851	—	0	6,424,851
Other Industries	834,193,201	—	—	834,193,201
Rights	472	—	—	472
Short-Term Investment Securities:
Registered Investment Companies	44,772,839	—	—	44,772,839
U.S. Government Treasuries	—	2,988,282	—	2,988,282
Repurchase Agreements	—	11,761,000	—	11,761,000

Total Investment at Value	$970,324,402	$14,749,282	$51,617	$985,125,301

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,768,740	$—	$—	$1,768,740

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 95.4%
Apparel Manufacturers - 0.4%

Delta Apparel, Inc.†	36,588	$722,979

Auto/Truck Parts & Equipment-Replacement - 0.9%

Douglas Dynamics, Inc.	44,895	1,954,279

Banks-Commercial - 11.1%

Associated Banc-Corp	131,783	2,231,086
CVB Financial Corp.	78,964	1,463,993
First Citizens BancShares, Inc., Class A	8,108	3,675,437
First Hawaiian, Inc.	109,514	2,622,860
Hancock Whitney Corp.	72,707	2,435,685
IBERIABANK Corp.	31,189	1,877,266
Renasant Corp.	80,796	2,288,951
South State Corp.	28,277	1,926,229
UMB Financial Corp.	74,103	4,309,089

		22,830,596

Batteries/Battery Systems - 0.1%

EnerSys	2,340	144,097

Beverages-Non-alcoholic - 1.0%

Primo Water Corp.	151,429	2,157,863

Building & Construction Products-Misc. - 1.2%

Simpson Manufacturing Co., Inc.	32,054	2,546,049

Building Products-Cement - 2.7%

Eagle Materials, Inc.	71,262	5,624,710

Building Products-Doors & Windows - 0.4%

Griffon Corp.	49,432	860,117

Building-Maintenance & Services - 0.4%

ServiceMaster Global Holdings, Inc.†	21,766	778,570

Chemicals-Diversified - 3.0%

Innospec, Inc.	62,591	5,416,625
Quaker Chemical Corp.#	5,229	823,934

		6,240,559

Chemicals-Plastics - 1.4%

A. Schulman, Inc. CVR†(1)	71,421	13,570
PolyOne Corp.	117,081	2,898,926

		2,912,496

Chemicals-Specialty - 1.6%

Element Solutions, Inc.†	80,216	833,444
Ferro Corp.†	26,740	310,719
PQ Group Holdings, Inc.†	68,371	907,283
Rogers Corp.†	4,462	517,592
Sensient Technologies Corp.	15,272	751,077

		3,320,115

Commercial Services - 0.9%

Harsco Corp.†	50,925	610,591
Healthcare Services Group, Inc.#	43,877	1,208,372

		1,818,963

Commercial Services-Finance - 0.3%

Franchise Group, Inc.#	22,327	517,986

Computer Services - 2.0%

MAXIMUS, Inc.	23,529	1,482,798
Parsons Corp.†	45,713	1,786,921
Sykes Enterprises, Inc.†	27,887	883,460

		4,153,179

Computers-Integrated Systems - 0.4%

NCR Corp.†	30,569	770,339

Computers-Memory Devices - 0.0%

GlassBridge Enterprises, Inc.†	292	30,660

Consumer Products-Misc. - 4.9%

Central Garden & Pet Co.†	53,752	1,439,478
Central Garden & Pet Co., Class A†	61,133	1,547,276
Helen of Troy, Ltd.†	20,156	3,317,678
Quanex Building Products Corp.	99,290	1,668,072
Spectrum Brands Holdings, Inc.	39,799	2,144,768

		10,117,272

Containers-Metal/Glass - 1.7%

Silgan Holdings, Inc.	123,510	3,536,091

Cosmetics & Toiletries - 0.3%

Edgewell Personal Care Co.†	22,392	679,821

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	39,597	1,987,769

Electric Products-Misc. - 1.2%

Littelfuse, Inc.	2,777	443,432
Novanta, Inc.†	22,982	2,050,224

		2,493,656

Electric-Integrated - 3.5%

ALLETE, Inc.	1,692	116,731
Hawaiian Electric Industries, Inc.#	85,586	3,666,504
IDACORP, Inc.	34,552	3,339,106

		7,122,341

Electronic Components-Misc. - 1.1%

Atkore International Group, Inc.†	64,078	2,365,119

Electronic Components-Semiconductors - 0.3%

DSP Group, Inc.†	45,342	617,105

Electronic Measurement Instruments - 0.5%

Badger Meter, Inc.	16,109	969,923

Electronic Security Devices - 0.6%

API Group Corp.†*	122,340	1,339,623

Enterprise Software/Service - 1.3%

ACI Worldwide, Inc.†	32,269	899,337
BlackBerry, Ltd.†#	131,923	682,042
Verint Systems, Inc.†	20,100	1,103,088

		2,684,467

Finance-Investment Banker/Broker - 0.4%

Jefferies Financial Group, Inc.	41,287	813,767

Food-Baking - 0.9%

Hostess Brands, Inc.†	141,414	1,797,372

Food-Confectionery - 0.2%

Tootsie Roll Industries, Inc.#	12,376	397,022

Food-Misc./Diversified - 4.3%

J&J Snack Foods Corp.	18,945	3,046,735
Nomad Foods, Ltd.†	232,709	4,295,808
TreeHouse Foods, Inc.†	39,475	1,504,392

		8,846,935

Footwear & Related Apparel - 0.5%

Steven Madden, Ltd.	31,206	1,020,436

Human Resources - 1.1%

Korn Ferry	64,746	2,264,815

Insurance-Life/Health - 0.5%

CNO Financial Group, Inc.	61,299	982,010

Insurance-Property/Casualty - 5.1%

Enstar Group, Ltd.†	11,969	2,135,150
Hanover Insurance Group, Inc.	20,987	2,487,799
ProAssurance Corp.	71,078	1,929,768
Stewart Information Services Corp.	56,887	2,058,172
White Mountains Insurance Group, Ltd.	1,873	1,854,457

		10,465,346

Investment Companies - 1.6%

Apollo Investment Corp.#	97,237	1,481,892
New Mountain Finance Corp.	134,489	1,720,114

		3,202,006

Investment Management/Advisor Services - 1.2%

Artisan Partners Asset Management, Inc., Class A	49,369	1,410,966
Westwood Holdings Group, Inc.	43,430	1,102,253

		2,513,219

Machinery-Electrical - 2.0%

Franklin Electric Co., Inc.	79,600	4,114,524

Machinery-Farming - 0.8%

Alamo Group, Inc.	14,369	1,591,654

Machinery-General Industrial - 0.9%

Kadant, Inc.	19,343	1,756,731

Machinery-Pumps - 1.9%

CSW Industrials, Inc.	52,482	3,455,415
NN, Inc.#	54,788	424,607

		3,880,022

Medical Products - 0.5%

Avanos Medical, Inc.†	22,526	730,068
Hanger, Inc.†	13,377	308,607

		1,038,675

Medical-Drugs - 1.0%

Prestige Consumer Healthcare, Inc.†#	53,132	1,985,012

Medical-Wholesale Drug Distribution - 0.5%

Premier, Inc., Class A†	37,481	1,103,066

Metal Processors & Fabrication - 2.4%

Mayville Engineering Co., Inc.†	36,778	268,111
Mueller Industries, Inc.	165,563	4,632,453

		4,900,564

Metal Products-Fasteners - 0.6%

TriMas Corp.†	51,865	1,314,778

Metal-Aluminum - 0.3%

Alcoa Corp.†	51,310	711,670

Miscellaneous Manufacturing - 0.4%

Hillenbrand, Inc.	31,610	739,674

Networking Products - 0.4%

NETGEAR, Inc.†	42,962	810,693

Office Supplies & Forms - 0.4%

ACCO Brands Corp.	105,150	842,252

Oil & Gas Drilling - 0.5%

Patterson-UTI Energy, Inc.	182,984	1,048,498

Oil Companies-Exploration & Production - 1.6%

Berry Corp.	99,301	632,547
Callon Petroleum Co.†#	147,765	335,427
Magnolia Oil & Gas Corp., Class A†#	90,244	677,732
QEP Resources, Inc.	243,582	548,060
WPX Energy, Inc.†	114,709	1,070,235

		3,264,001

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc.†	225,756	176,090

Oil-Field Services - 0.3%

Oil States International, Inc.†	47,413	375,037
TETRA Technologies, Inc.†	159,356	200,788

		575,825

Paper & Related Products - 3.1%

Neenah, Inc.	72,186	4,170,185
Schweitzer-Mauduit International, Inc.	66,566	2,244,606

		6,414,791

Printing-Commercial - 1.4%

Deluxe Corp.	41,605	1,385,447
Ennis, Inc.	72,893	1,465,149

		2,850,596

Publishing-Books - 0.2%

Gannett Co, Inc.#	101,867	427,841

Publishing-Newspapers - 0.2%

A.H. Belo Corp., Class A	128,280	320,700

Quarrying - 0.7%

Compass Minerals International, Inc.#	25,512	1,391,680

Real Estate Investment Trusts - 5.6%

Acadia Realty Trust	74,277	1,696,487
Apollo Commercial Real Estate Finance, Inc.	106,067	1,718,285
Invesco Mtg. Capital, Inc.	58,766	944,957
New York Mtg. Trust, Inc.	206,594	1,177,586
Pebblebrook Hotel Trust	97,516	1,970,798
Two Harbors Investment Corp.	138,986	1,883,260
Washington Real Estate Investment Trust#	77,150	2,071,478

		11,462,851

Resort/Theme Parks - 0.2%

Six Flags Entertainment Corp.	20,389	515,434

Retail-Apparel/Shoe - 0.5%

American Eagle Outfitters, Inc.	38,971	501,946
Urban Outfitters, Inc.†	18,262	429,340

		931,286

Retail-Discount - 1.0%

BJ’s Wholesale Club Holdings, Inc.†#	104,127	2,005,486

Retail-Restaurants - 5.7%

Denny’s Corp.†	240,600	4,188,846
Dine Brands Global, Inc.#	66,117	5,411,677
Jack in the Box, Inc.	14,198	977,674
Wendy’s Co.	63,005	1,189,534

		11,767,731

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	36,864	500,244

Semiconductor Equipment - 1.6%

Brooks Automation, Inc.	44,801	1,546,083
Cabot Microelectronics Corp.	12,933	1,801,308

		3,347,391

Wire & Cable Products - 0.4%

Belden, Inc.	22,767	909,086

Total Long-Term Investment Securities
(cost $207,973,231)		196,298,518

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(2)(3)
(cost $900,711)	900,711	900,711

TOTAL INVESTMENTS
(cost $208,873,942)	95.8%	197,199,229
Other assets less liabilities	4.2	8,544,551

NET ASSETS	100.0%	$205,743,780

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $1,339,623 representing 0.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $17,584,068. This was secured by collateral of $900,711, which was received in cash and subsequently invested in short-term investments currently valued at $900,711 as reported in the Portfolio of Investments. Additional collateral of $17,557,770 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$713,312
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	662,827
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	220,156
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	140,061
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2020 to 02/15/2050	15,821,414

(3)	The rate shown is the 7-day yield as of February 29, 2020.

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals-Plastics	$2,898,926	$—	$13,570	$2,912,496
Other Industries	193,386,022	—	—	193,386,022
Short-Term Investment Securities	900,711	—	—	900,711

Total Investments at Value	$197,185,659	$—	$13,570	$197,199,229

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.8%
Advertising Services - 0.8%

Trade Desk, Inc., Class A†#	3,198	$918,625

Aerospace/Defense - 1.6%

Teledyne Technologies, Inc.†	5,703	1,923,736

Aerospace/Defense-Equipment - 2.6%

Aerojet Rocketdyne Holdings, Inc.†	32,772	1,615,004
HEICO Corp., Class A	7,747	684,292
Hexcel Corp.	13,114	847,558

		3,146,854

Apparel Manufacturers - 0.5%

Columbia Sportswear Co.#	7,317	594,872

Applications Software - 2.9%

Cloudflare, Inc., Class A†	56,103	1,194,994
Elastic NV†#	8,810	650,706
HubSpot, Inc.†#	9,060	1,625,817

		3,471,517

Athletic Equipment - 0.5%

Peloton Interactive, Inc., Class A†	21,904	584,618

Banks-Commercial - 1.0%

Glacier Bancorp, Inc.	16,522	616,106
Pinnacle Financial Partners, Inc.	11,041	581,198

		1,197,304

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.	12,519	773,048

Building-Maintenance & Services - 0.5%

Rollins, Inc.#	14,982	560,926

Chemicals-Specialty - 1.7%

Ashland Global Holdings, Inc.	23,316	1,668,027
Ingevity Corp.†	9,860	444,094

		2,112,121

Coatings/Paint - 1.4%

RPM International, Inc.	27,002	1,731,098

Commercial Services-Finance - 2.3%

Avalara, Inc.†	15,031	1,273,877
Euronet Worldwide, Inc.†	6,278	778,723
MarketAxess Holdings, Inc.	2,474	802,393

		2,854,993

Communications Software - 0.9%

RingCentral, Inc., Class A†#	4,391	1,035,178

Computer Software - 1.6%

Bill.com Holdings, Inc.†	11,513	653,478
Dynatrace, Inc.†	39,083	1,262,381

		1,915,859

Computers-Other - 0.9%

Lumentum Holdings, Inc.†	14,769	1,149,324

Consulting Services - 1.8%

Booz Allen Hamilton Holding Corp.	30,837	2,198,678

Data Processing/Management - 1.5%

DocuSign, Inc.†#	21,299	1,838,317

Diagnostic Equipment - 0.4%

10X Genomics, Inc., Class A†	5,849	466,165

Disposable Medical Products - 1.5%

Teleflex, Inc.	5,505	1,844,285

Distribution/Wholesale - 0.8%

SiteOne Landscape Supply, Inc.†#	9,698	962,526

Diversified Manufacturing Operations - 0.4%

Standex International Corp.	8,238	522,536

Drug Delivery Systems - 1.6%

DexCom, Inc.†	7,089	1,956,564

Electric Products-Misc. - 1.7%

Novanta, Inc.†	22,522	2,009,188

Electronic Components-Semiconductors - 1.5%

Marvell Technology Group, Ltd.	27,238	580,170
Monolithic Power Systems, Inc.	7,688	1,219,624

		1,799,794

Electronic Measurement Instruments - 2.2%

Badger Meter, Inc.	23,949	1,441,969
Keysight Technologies, Inc.†	12,533	1,187,627

		2,629,596

Electronic Security Devices - 1.5%

Allegion PLC	16,242	1,867,668

Enterprise Software/Service - 5.1%

Alteryx, Inc., Class A†#	5,664	790,808
Black Knight, Inc.†	22,077	1,472,757
Coupa Software, Inc.†	9,048	1,354,938
Paycom Software, Inc.†	5,002	1,413,815
Tyler Technologies, Inc.†	3,947	1,236,792

		6,269,110

Finance-Investment Banker/Broker - 0.5%

Houlihan Lokey, Inc.	11,825	605,677

Finance-Other Services - 1.0%

Cboe Global Markets, Inc.	10,932	1,246,248

Food-Misc./Diversified - 1.5%

BellRing Brands, Inc., Class A†	36,527	717,755
Beyond Meat, Inc.†	2,283	204,671
Lamb Weston Holdings, Inc.	11,040	959,266

		1,881,692

Healthcare Safety Devices - 0.9%

Tandem Diabetes Care, Inc.†	13,950	1,041,507

Hotels/Motels - 1.3%

Choice Hotels International, Inc.	17,058	1,557,054

Instruments-Scientific - 1.8%

PerkinElmer, Inc.	24,777	2,141,724

Insurance Brokers - 0.5%

Brown & Brown, Inc.	14,158	608,936

Internet Application Software - 3.5%

Anaplan, Inc.†	22,506	1,011,420
Okta, Inc.†	12,055	1,543,763
Zendesk, Inc.†	20,791	1,648,934

		4,204,117

Machine Tools & Related Products - 1.5%

Colfax Corp.†#	56,370	1,886,704

Machinery-General Industrial - 1.6%

IDEX Corp.	7,828	1,158,544
Welbilt, Inc.†	59,563	787,423

		1,945,967

Machinery-Pumps - 0.8%

Xylem, Inc.	12,844	993,355

Medical Instruments - 2.1%

Bio-Techne Corp.	6,342	1,197,940
NuVasive, Inc.†	15,286	1,005,972
Silk Road Medical, Inc.†#	9,340	372,199

		2,576,111

Medical Labs & Testing Services - 0.8%

Teladoc Health, Inc.†#	8,152	1,018,674

Medical Products - 4.7%

Castle Biosciences, Inc.†	17,019	509,549
Cooper Cos., Inc.	4,327	1,404,414
Glaukos Corp.†#	10,853	477,315
Nevro Corp.†	7,212	938,642
West Pharmaceutical Services, Inc.	16,052	2,416,789

		5,746,709

Medical-Biomedical/Gene - 7.7%

ACADIA Pharmaceuticals, Inc.†	6,353	271,527
Amarin Corp. PLC ADR†#	41,058	602,321
Atreca, Inc., Class A†#	21,559	509,655
Beam Therapeutics, Inc.†	18,878	424,566
Bluebird Bio, Inc.†#	8,609	622,689
Centogene NV†#	36,038	479,306
Exelixis, Inc.†	70,504	1,310,669
Guardant Health, Inc.†#	14,770	1,284,399
Incyte Corp.†	10,443	787,507
Moderna, Inc.†#	32,139	833,364
Rigel Pharmaceuticals, Inc.†	111,771	236,955
Seattle Genetics, Inc.†	7,243	824,688
Stemline Therapeutics, Inc.†#	75,497	454,492
Y-mAbs Therapeutics, Inc.†#	23,696	697,136

		9,339,274

Medical-Drugs - 0.8%

Alector, Inc.†#	23,630	649,353
BioSpecifics Technologies Corp.†	5,543	305,918

		955,271

Medical-HMO - 1.1%

Molina Healthcare, Inc.†	11,175	1,369,496

Metal Processors & Fabrication - 0.9%

RBC Bearings, Inc.†	6,264	1,072,334

Miscellaneous Manufacturing - 0.5%

John Bean Technologies Corp.	6,654	644,506

Office Automation & Equipment - 1.1%

Zebra Technologies Corp., Class A†	6,213	1,310,757

Office Supplies & Forms - 0.8%

Avery Dennison Corp.	8,940	1,023,541

Real Estate Investment Trusts - 2.6%

Equity LifeStyle Properties, Inc.	23,332	1,594,276
Ryman Hospitality Properties, Inc.	11,552	802,979
Terreno Realty Corp.	14,231	780,855

		3,178,110

Recreational Centers - 0.8%

Planet Fitness, Inc., Class A†	14,389	971,114

Resort/Theme Parks - 0.9%

Vail Resorts, Inc.	5,439	1,156,386

Retail-Apparel/Shoe - 2.1%

Burlington Stores, Inc.†	11,744	2,539,757

Retail-Floor Coverings - 0.9%

Floor & Decor Holdings, Inc., Class A†#	20,787	1,061,176

Retail-Misc./Diversified - 0.8%

Five Below, Inc.†#	10,319	1,000,427

Retail-Restaurants - 3.3%

Domino’s Pizza, Inc.	4,123	1,399,594
Dunkin’ Brands Group, Inc.	20,181	1,342,440
Wingstop, Inc.	15,213	1,284,738

		4,026,772

Schools - 1.7%

Bright Horizons Family Solutions, Inc.†	13,174	2,070,294

Semiconductor Equipment - 3.9%

Entegris, Inc.	40,049	2,135,413
MKS Instruments, Inc.	14,857	1,488,523
Teradyne, Inc.	20,179	1,185,718

		4,809,654

Shipbuilding - 0.9%

Huntington Ingalls Industries, Inc.	5,242	1,077,388

Therapeutics - 3.8%

Agios Pharmaceuticals, Inc.†#	29,774	1,413,670
GW Pharmaceuticals PLC ADR†#	4,148	424,382
Neurocrine Biosciences, Inc.†	16,085	1,523,249
Sarepta Therapeutics, Inc.†#	10,832	1,239,939

		4,601,240

Transport-Truck - 0.6%

Old Dominion Freight Line, Inc.	3,503	678,881

Veterinary Diagnostics - 1.3%

Elanco Animal Health, Inc.†	30,084	824,302
Neogen Corp.†	12,978	788,413

		1,612,715

Total Long-Term Investment Securities
(cost $105,595,690)		120,288,068

SHORT-TERM INVESTMENT SECURITIES - 7.2%
Registered Investment Companies - 7.2%

State Street Institutional U.S. Government Money Market Fund, Administration Class 1.28%(1)	2,248,519	2,248,519
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2)	6,570,203	6,570,203

Total Short-Term Investment Securities
(cost $8,818,722)		8,818,722

TOTAL INVESTMENTS
(cost $114,414,412)	106.0%	129,106,790
Liabilities in excess of other assets	(6.0)	(7,328,871)

NET ASSETS	100.0%	$121,777,919

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 29, 2020.
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $17,183,530. This was secured by collateral of $6,570,203, which was received in cash and subsequently invested in short-term investments currently valued at $6,570,203 as reported in the Portfolio of Investments. Additional collateral of $10,705,080 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	$126,600
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2020 to 02/15/2050	10,578,480

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$120,288,068	$—	$—	$120,288,068
Short-Term Investment Securities	8,818,722	—	—	8,818,722

Total Investments at Value	$129,106,790	$—	$—	$129,106,790

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	74,428	$1,589,782
Omnicom Group, Inc.#	41,795	2,895,558

		4,485,340

Aerospace/Defense - 1.7%

Boeing Co.	102,631	28,234,815
General Dynamics Corp.	44,983	7,183,335
Lockheed Martin Corp.	47,648	17,623,566
Northrop Grumman Corp.	30,087	9,893,809
Raytheon Co.	53,456	10,079,663
TransDigm Group, Inc.	9,559	5,332,106

		78,347,294

Aerospace/Defense-Equipment - 0.7%

Arconic, Inc.	74,358	2,182,407
L3Harris Technologies, Inc.	42,435	8,390,673
United Technologies Corp.	155,738	20,337,825

		30,910,905

Agricultural Biotech - 0.1%

Corteva, Inc.	143,661	3,907,579

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	41,738	1,538,463
Mosaic Co.	67,117	1,143,002

		2,681,465

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	106,860	4,023,279

Airlines - 0.3%

Alaska Air Group, Inc.	23,644	1,193,076
American Airlines Group, Inc.#	74,839	1,425,683
Delta Air Lines, Inc.	110,491	5,096,950
Southwest Airlines Co.	90,921	4,199,641
United Airlines Holdings, Inc.†	41,773	2,572,799

		14,488,149

Apparel Manufacturers - 0.2%

Capri Holdings, Ltd.†	29,108	751,569
Hanesbrands, Inc.#	69,431	919,266
PVH Corp.	14,233	1,054,808
Ralph Lauren Corp.	9,547	1,007,304
Tapestry, Inc.	52,968	1,242,100
Under Armour, Inc., Class A†#	36,127	512,642
Under Armour, Inc., Class C†	37,351	466,140
VF Corp.	62,864	4,526,208

		10,480,037

Appliances - 0.0%

Whirlpool Corp.	12,132	1,551,198

Applications Software - 6.2%

Intuit, Inc.	49,968	13,283,993
Microsoft Corp.	1,464,409	237,248,902
salesforce.com, Inc.†	170,267	29,013,497
ServiceNow, Inc.†	36,203	11,805,436

		291,351,828

Athletic Footwear - 0.5%

NIKE, Inc., Class B	239,185	21,378,355

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.	747,492	5,202,544
General Motors Co.	241,354	7,361,297

		12,563,841

Auto-Heavy Duty Trucks - 0.2%

Cummins, Inc.	29,409	4,449,287
PACCAR, Inc.	66,393	4,441,692

		8,890,979

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC	49,005	3,827,780
BorgWarner, Inc.	39,638	1,252,561

		5,080,341

Banks-Commercial - 0.6%

Citizens Financial Group, Inc.	83,448	2,644,467
First Republic Bank	32,349	3,253,339
M&T Bank Corp.	25,331	3,555,966
Regions Financial Corp.	185,170	2,503,498
SVB Financial Group†	9,899	2,060,576
Truist Financial Corp.	257,428	11,877,728
Zions Bancorp NA	32,722	1,307,244

		27,202,818

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	161,091	6,427,531
Northern Trust Corp.	40,672	3,569,375
State Street Corp.	69,800	4,754,078

		14,750,984

Banks-Super Regional - 1.4%

Comerica, Inc.	27,671	1,456,602
Fifth Third Bancorp	136,226	3,323,914
Huntington Bancshares, Inc.	198,245	2,432,466
KeyCorp	189,070	3,091,295
PNC Financial Services Group, Inc.	84,110	10,631,504
US Bancorp	272,828	12,670,132
Wells Fargo & Co.	738,791	30,179,612

		63,785,525

Beverages-Non-alcoholic - 1.7%

Coca-Cola Co.	740,197	39,593,138
Monster Beverage Corp.†	73,281	4,573,467
PepsiCo, Inc.	267,673	35,340,866

		79,507,471

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	34,974	2,147,753

Brewery - 0.2%

Constellation Brands, Inc., Class A	32,153	5,542,534
Molson Coors Beverage Co., Class B	36,061	1,788,986

		7,331,520

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	30,356	780,149
Discovery, Inc., Class C†	64,386	1,616,089
Fox Corp., Class A	68,051	2,091,888
Fox Corp., Class B	31,167	949,035

		5,437,161

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	26,711	1,649,404

Building Products-Air & Heating - 0.1%

Johnson Controls International PLC	148,080	5,415,286

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	11,998	2,729,905
Vulcan Materials Co.	25,407	3,055,446

		5,785,351

Building Products-Wood - 0.0%

Masco Corp.	54,535	2,253,386

Building-Maintenance & Services - 0.0%

Rollins, Inc.#	27,028	1,011,928

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	64,369	3,428,937
Lennar Corp., Class A	53,725	3,241,766
NVR, Inc.†	667	2,446,009
PulteGroup, Inc.	48,899	1,965,740

		11,082,452

Cable/Satellite TV - 1.1%

Charter Communications, Inc., Class A†	30,097	14,842,938
Comcast Corp., Class A	871,451	35,232,764
DISH Network Corp., Class A†	48,947	1,640,703

		51,716,405

Casino Hotels - 0.2%

Las Vegas Sands Corp.	64,870	3,782,570
MGM Resorts International	98,855	2,427,879
Wynn Resorts, Ltd.	18,547	2,002,705

		8,213,154

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	60,767	5,478,753

Chemicals-Diversified - 0.6%

Celanese Corp.	23,203	2,175,049
Dow, Inc.	142,336	5,751,798
DuPont de Nemours, Inc.	142,204	6,100,552
Eastman Chemical Co.	26,102	1,605,534
FMC Corp.	24,881	2,316,421
LyondellBasell Industries NV, Class A	49,281	3,521,620
PPG Industries, Inc.	45,391	4,741,090

		26,212,064

Chemicals-Specialty - 0.3%

Albemarle Corp.#	20,354	1,665,975
Ecolab, Inc.	48,138	8,686,502
International Flavors & Fragrances, Inc.#	20,496	2,455,011

		12,807,488

Coatings/Paint - 0.2%

Sherwin-Williams Co.	15,770	8,149,147

Commercial Services - 0.1%

Cintas Corp.	16,093	4,292,647
Nielsen Holdings PLC	68,301	1,243,761
Quanta Services, Inc.	27,314	1,041,483

		6,577,891

Commercial Services-Finance - 1.8%

Automatic Data Processing, Inc.	83,060	12,852,704
Equifax, Inc.	23,243	3,301,436
FleetCor Technologies, Inc.†	16,658	4,427,530
Global Payments, Inc.	57,693	10,613,781
H&R Block, Inc.#	37,479	774,691
IHS Markit, Ltd.	76,973	5,483,557
MarketAxess Holdings, Inc.	7,280	2,361,122
Moody’s Corp.	31,168	7,481,255
PayPal Holdings, Inc.†	225,395	24,340,406
S&P Global, Inc.	46,914	12,474,902

		84,111,384

Computer Aided Design - 0.4%

ANSYS, Inc.†	16,428	3,978,697
Autodesk, Inc.†	42,237	8,062,199
Cadence Design Systems, Inc.†	53,862	3,562,433
Synopsys, Inc.†	28,857	3,980,246

		19,583,575

Computer Data Security - 0.1%

Fortinet, Inc.†	27,250	2,781,135

Computer Services - 1.2%

Accenture PLC, Class A	121,905	22,014,824
Cognizant Technology Solutions Corp., Class A	105,110	6,404,352
DXC Technology Co.	49,141	1,184,789
International Business Machines Corp.	170,005	22,126,151
Leidos Holdings, Inc.	25,544	2,622,092

		54,352,208

Computer Software - 0.1%

Akamai Technologies, Inc.†	31,021	2,683,627
Citrix Systems, Inc.	22,078	2,282,644

		4,966,271

Computers - 4.8%

Apple, Inc.	801,744	219,164,740
Hewlett Packard Enterprise Co.	248,393	3,176,947
HP, Inc.	284,465	5,914,027

		228,255,714

Computers-Memory Devices - 0.2%

NetApp, Inc.	43,810	2,046,803
Seagate Technology PLC	44,378	2,127,925
Western Digital Corp.	57,089	3,171,865

		7,346,593

Consulting Services - 0.1%

Gartner, Inc.†	17,171	2,221,756
Verisk Analytics, Inc.	31,456	4,879,140

		7,100,896

Consumer Products-Misc. - 0.3%

Clorox Co.	24,091	3,840,587
Kimberly-Clark Corp.	65,804	8,632,827

		12,473,414

Containers-Metal/Glass - 0.1%

Ball Corp.	62,795	4,424,536

Containers-Paper/Plastic - 0.1%

Amcor PLC	310,999	2,898,511
Packaging Corp. of America	18,170	1,646,565
Sealed Air Corp.	29,661	899,025
WestRock Co.	49,505	1,646,041

		7,090,142

Cosmetics & Toiletries - 1.6%

Colgate-Palmolive Co.	164,516	11,116,346
Coty, Inc., Class A	56,738	523,692
Estee Lauder Cos., Inc., Class A	42,720	7,843,392
Procter & Gamble Co.	478,707	54,203,993

		73,687,423

Cruise Lines - 0.1%

Carnival Corp.	76,891	2,572,773
Norwegian Cruise Line Holdings, Ltd.†	40,841	1,521,735
Royal Caribbean Cruises, Ltd.	32,997	2,653,289

		6,747,797

Data Processing/Management - 0.8%

Broadridge Financial Solutions, Inc.	22,007	2,296,651
Fidelity National Information Services, Inc.	117,977	16,483,746
Fiserv, Inc.†	109,629	11,989,027
Jack Henry & Associates, Inc.	14,769	2,241,048
Paychex, Inc.	61,152	4,738,057

		37,748,529

Decision Support Software - 0.1%

MSCI, Inc.	16,260	4,803,854

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	13,767	3,006,024
DENTSPLY SIRONA, Inc.	42,694	2,102,253

		5,108,277

Diagnostic Equipment - 0.9%

Danaher Corp.	122,713	17,741,846
Thermo Fisher Scientific, Inc.	76,973	22,383,748

		40,125,594

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	16,467	4,191,016

Dialysis Centers - 0.0%

DaVita, Inc.†	17,214	1,336,151

Disposable Medical Products - 0.1%

Teleflex, Inc.	8,887	2,977,323

Distribution/Wholesale - 0.2%

Copart, Inc.†	39,267	3,317,276
Fastenal Co.	110,093	3,767,382
LKQ Corp.†	58,828	1,740,132
WW Grainger, Inc.	8,375	2,324,398

		11,149,188

Diversified Banking Institutions - 3.5%

Bank of America Corp.	1,554,013	44,289,371
Citigroup, Inc.	419,081	26,594,880
Goldman Sachs Group, Inc.	61,173	12,281,703
JPMorgan Chase & Co.	602,073	69,906,696
Morgan Stanley	236,134	10,633,114

		163,705,764

Diversified Manufacturing Operations - 1.4%

3M Co.	110,386	16,474,007
A.O. Smith Corp.	26,310	1,040,560
Eaton Corp. PLC	79,355	7,199,086
General Electric Co.	1,676,473	18,240,026
Illinois Tool Works, Inc.	56,144	9,419,840
Parker-Hannifin Corp.	24,660	4,556,428
Textron, Inc.	43,817	1,778,970
Trane Technologies PLC	45,993	5,934,937

		64,643,854

Drug Delivery Systems - 0.3%

Becton Dickinson and Co.	51,917	12,346,901

E-Commerce/Products - 3.3%

Amazon.com, Inc.†	79,945	150,596,394
eBay, Inc.	146,793	5,084,909

		155,681,303

E-Commerce/Services - 0.3%

Booking Holdings, Inc.†	8,035	13,624,628
Cars.com, Inc.†	1	9
Expedia Group, Inc.	26,825	2,645,482

		16,270,119

E-Services/Consulting - 0.1%

CDW Corp.	27,581	3,150,302

Electric Products-Misc. - 0.2%

AMETEK, Inc.	43,880	3,773,680
Emerson Electric Co.	116,932	7,496,511

		11,270,191

Electric-Distribution - 0.2%

CenterPoint Energy, Inc.	96,409	2,219,335
Sempra Energy	54,112	7,563,776

		9,783,111

Electric-Integrated - 3.0%

AES Corp.	127,439	2,132,054
Alliant Energy Corp.	46,137	2,404,660
Ameren Corp.	47,227	3,730,933
American Electric Power Co., Inc.	94,818	8,463,455
CMS Energy Corp.	54,486	3,292,044
Consolidated Edison, Inc.	63,813	5,029,741
Dominion Energy, Inc.	157,999	12,352,362
DTE Energy Co.	36,876	4,117,943
Duke Energy Corp.	139,944	12,832,865
Edison International	68,836	4,625,091
Entergy Corp.	38,219	4,468,183
Evergy, Inc.	43,748	2,858,932
Eversource Energy	62,148	5,373,316
Exelon Corp.	186,604	8,044,498
FirstEnergy Corp.	103,717	4,618,518
NextEra Energy, Inc.	93,824	23,714,954
Pinnacle West Capital Corp.	21,578	1,931,015
PPL Corp.	147,388	4,423,114
Public Service Enterprise Group, Inc.	97,078	4,981,072
Southern Co.	201,313	12,151,253
WEC Energy Group, Inc.	60,550	5,590,582
Xcel Energy, Inc.	100,660	6,273,131

		143,409,716

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	27,734	2,451,408

Electronic Components-Semiconductors - 3.3%

Advanced Micro Devices, Inc.†	224,526	10,211,442
Broadcom, Inc.	76,144	20,758,377
Intel Corp.	835,016	46,360,088
IPG Photonics Corp.†	6,825	871,143

Microchip Technology, Inc.#	45,874	4,161,231
Micron Technology, Inc.†	212,507	11,169,368
NVIDIA Corp.	117,478	31,727,283
Qorvo, Inc.†	22,301	2,243,035
Skyworks Solutions, Inc.	32,705	3,276,387
Texas Instruments, Inc.	179,437	20,480,939
Xilinx, Inc.	48,271	4,030,146

		155,289,439

Electronic Connectors - 0.2%

Amphenol Corp., Class A	56,914	5,217,876
TE Connectivity, Ltd.	64,205	5,320,668

		10,538,544

Electronic Forms - 0.7%

Adobe, Inc.†	92,923	32,069,586

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	59,405	4,578,343
FLIR Systems, Inc.	25,752	1,093,688
Fortive Corp.	56,725	3,923,101
Keysight Technologies, Inc.†	36,007	3,412,023
Roper Technologies, Inc.	19,975	7,025,208

		20,032,363

Electronic Security Devices - 0.0%

Allegion PLC	17,836	2,050,962

Engineering/R&D Services - 0.1%

Jacobs Engineering Group, Inc.	26,010	2,401,763

Enterprise Software/Service - 0.5%

Oracle Corp.	415,869	20,568,881
Paycom Software, Inc.†	9,417	2,661,715

		23,230,596

Entertainment Software - 0.4%

Activision Blizzard, Inc.	147,474	8,572,663
Electronic Arts, Inc.†	56,048	5,681,586
Take-Two Interactive Software, Inc.†	21,725	2,335,003

		16,589,252

Finance-Consumer Loans - 0.1%

Synchrony Financial	108,340	3,152,694

Finance-Credit Card - 2.9%

Alliance Data Systems Corp.	7,868	675,704
American Express Co.	128,800	14,158,984
Capital One Financial Corp.	89,399	7,890,355
Discover Financial Services	60,173	3,946,145
Mastercard, Inc., Class A	170,407	49,460,632
Visa, Inc., Class A	328,601	59,726,518
Western Union Co.#	80,479	1,801,925

		137,660,263

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	219,461	8,943,036
E*TRADE Financial Corp.	43,366	1,985,295

		10,928,331

Finance-Other Services - 0.6%

Cboe Global Markets, Inc.	21,281	2,426,034
CME Group, Inc.	68,790	13,676,828
Intercontinental Exchange, Inc.	106,892	9,536,904
Nasdaq, Inc.	22,025	2,258,664

		27,898,430

Food-Confectionery - 0.4%

Hershey Co.	28,469	4,099,251
J.M. Smucker Co.	21,894	2,254,863
Mondelez International, Inc., Class A	276,385	14,593,128

		20,947,242

Food-Meat Products - 0.1%

Hormel Foods Corp.#	53,376	2,220,442
Tyson Foods, Inc., Class A	56,663	3,843,451

		6,063,893

Food-Misc./Diversified - 0.5%

Campbell Soup Co.	32,427	1,463,106
Conagra Brands, Inc.	93,417	2,493,300
General Mills, Inc.	116,018	5,684,882
Kellogg Co.	47,797	2,890,285
Kraft Heinz Co.	119,550	2,961,253
Lamb Weston Holdings, Inc.	28,038	2,436,222
McCormick & Co., Inc.	23,720	3,467,627

		21,396,675

Food-Retail - 0.1%

Kroger Co.	153,950	4,330,614

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	97,942	6,527,834

Gas-Distribution - 0.1%

Atmos Energy Corp.	22,909	2,365,354
NiSource, Inc.	71,705	1,937,469

		4,302,823

Gold Mining - 0.1%

Newmont Corp.	157,374	7,023,602

Home Decoration Products - 0.0%

Newell Brands, Inc.	73,147	1,128,658

Home Furnishings - 0.0%

Leggett & Platt, Inc.	25,262	1,001,891

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	54,163	5,264,644
Marriott International, Inc., Class A	52,089	6,459,036

		11,723,680

Human Resources - 0.0%

Robert Half International, Inc.	22,567	1,137,602

Independent Power Producers - 0.0%

NRG Energy, Inc.	48,295	1,603,877

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	22,180	4,070,030

Industrial Gases - 0.6%

Air Products & Chemicals, Inc.	42,314	9,292,578
Linde PLC	103,115	19,695,996

		28,988,574

Instruments-Controls - 0.5%

Honeywell International, Inc.	137,160	22,243,237
Mettler-Toledo International, Inc.†	4,675	3,280,448

		25,523,685

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	21,327	1,843,506
Waters Corp.†	12,369	2,410,594

		4,254,100

Insurance Brokers - 0.6%

Aon PLC	44,944	9,348,352
Arthur J. Gallagher & Co.	35,805	3,490,630
Marsh & McLennan Cos., Inc.	96,875	10,129,250
Willis Towers Watson PLC	24,681	4,670,879

		27,639,111

Insurance-Life/Health - 0.4%

Aflac, Inc.	140,900	6,037,565
Globe Life, Inc.	19,124	1,772,030
Lincoln National Corp.	38,071	1,728,043
Principal Financial Group, Inc.	49,570	2,200,412
Prudential Financial, Inc.	77,167	5,822,250
Unum Group	39,595	922,959

		18,483,259

Insurance-Multi-line - 0.9%

Allstate Corp.	62,186	6,545,076
American International Group, Inc.(1)	166,994	7,040,467
Chubb, Ltd.	86,996	12,617,030
Cincinnati Financial Corp.	29,166	2,719,438
Hartford Financial Services Group, Inc.	69,186	3,455,841
Loews Corp.	49,102	2,240,524
MetLife, Inc.	150,051	6,410,179

		41,028,555

Insurance-Property/Casualty - 2.0%

Assurant, Inc.	11,640	1,403,668
Berkshire Hathaway, Inc., Class B†	375,477	77,475,924
Progressive Corp.	112,224	8,210,308
Travelers Cos., Inc.	49,547	5,936,226
WR Berkley Corp.	27,854	1,870,117

		94,896,243

Insurance-Reinsurance - 0.0%

Everest Re Group, Ltd.	7,828	1,940,405

Internet Content-Entertainment - 2.6%

Facebook, Inc., Class A†	461,940	88,909,592
Netflix, Inc.†	84,126	31,045,018
Twitter, Inc.†	149,028	4,947,729

		124,902,339

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	11,670	1,399,817

Internet Security - 0.0%

NortonLifeLock, Inc.	110,066	2,094,556

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	24,320	3,436,416
BlackRock, Inc.	22,638	10,481,620
Franklin Resources, Inc.	53,541	1,165,052
Invesco, Ltd.	71,445	1,028,808
Raymond James Financial, Inc.	23,700	1,982,031
T. Rowe Price Group, Inc.	44,856	5,293,457

		23,387,384

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	106,087	13,180,249

Machinery-Farming - 0.2%

Deere & Co.	60,442	9,457,964

Machinery-General Industrial - 0.1%

IDEX Corp.	14,600	2,160,800
Westinghouse Air Brake Technologies Corp.	34,955	2,401,409

		4,562,209

Machinery-Pumps - 0.1%

Dover Corp.	27,885	2,864,905
Flowserve Corp.	25,120	1,009,573
Xylem, Inc.	34,568	2,673,489

		6,547,967

Medical Information Systems - 0.1%

Cerner Corp.	60,293	4,176,496

Medical Instruments - 1.2%

Boston Scientific Corp.†	267,555	10,003,881
Edwards Lifesciences Corp.†	40,037	8,201,179
Intuitive Surgical, Inc.†	22,185	11,845,903
Medtronic PLC	257,296	25,901,988

		55,952,951

Medical Labs & Testing Services - 0.2%

IQVIA Holdings, Inc.†	34,640	4,831,934
Laboratory Corp. of America Holdings†	18,639	3,274,686
Quest Diagnostics, Inc.	25,856	2,742,287

		10,848,907

Medical Products - 1.4%

Abbott Laboratories	339,266	26,133,660
ABIOMED, Inc.†	8,668	1,302,454
Baxter International, Inc.	98,005	8,180,477
Cooper Cos., Inc.	9,516	3,088,608
Henry Schein, Inc.†	28,168	1,716,558
Hologic, Inc.†	51,473	2,425,408
STERIS PLC	16,275	2,581,540
Stryker Corp.	61,807	11,779,796
Varian Medical Systems, Inc.†	17,449	2,145,704
Zimmer Biomet Holdings, Inc.	39,483	5,375,610

		64,729,815

Medical-Biomedical/Gene - 1.7%

Alexion Pharmaceuticals, Inc.†	42,479	3,994,300
Amgen, Inc.	114,058	22,780,804
Biogen, Inc.†	34,637	10,681,705
Gilead Sciences, Inc.	242,855	16,844,423
Illumina, Inc.†	28,218	7,496,676
Incyte Corp.†	34,318	2,587,920
Regeneron Pharmaceuticals, Inc.†	15,334	6,817,037
Vertex Pharmaceuticals, Inc.†	49,362	11,058,569

		82,261,434

Medical-Drugs - 5.0%

AbbVie, Inc.	283,871	24,330,583
Allergan PLC	63,015	12,015,070
Bristol-Myers Squibb Co.	449,985	26,576,114
Eli Lilly & Co.	162,188	20,456,772
Johnson & Johnson	505,208	67,940,372
Merck & Co., Inc.	488,721	37,416,480
Pfizer, Inc.	1,062,318	35,502,668
Zoetis, Inc.	91,429	12,181,086

		236,419,145

Medical-Generic Drugs - 0.1%

Mylan NV†	99,076	1,703,116
Perrigo Co. PLC	26,127	1,324,378

		3,027,494

Medical-HMO - 1.5%

Anthem, Inc.	48,674	12,513,599
Centene Corp.†	112,064	5,941,633
Humana, Inc.	25,420	8,126,266
UnitedHealth Group, Inc.	181,864	46,368,045

		72,949,543

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	50,784	6,450,076
Universal Health Services, Inc., Class B	15,419	1,907,947

		8,358,023

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	28,856	2,433,138
Cardinal Health, Inc.	56,145	2,926,277
McKesson Corp.	34,588	4,837,478

		10,196,893

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	278,514	2,773,999

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	29,618	902,460

Multimedia - 0.9%

Walt Disney Co.	345,984	40,705,018

Networking Products - 0.7%

Arista Networks, Inc.†	10,412	2,010,765
Cisco Systems, Inc.	814,335	32,516,397

		34,527,162

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	40,433	3,649,483
Waste Management, Inc.	74,921	8,301,996

		11,951,479

Office Automation & Equipment - 0.1%

Xerox Holdings Corp.	35,689	1,149,186
Zebra Technologies Corp., Class A†	10,351	2,183,750

		3,332,936

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	16,029	1,835,160

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	20,817	767,939

Oil Companies-Exploration & Production - 0.9%

Apache Corp.	72,183	1,798,800
Cabot Oil & Gas Corp.	78,304	1,090,775
Cimarex Energy Co.	19,543	645,896
Concho Resources, Inc.	38,589	2,624,824
ConocoPhillips	210,629	10,198,656
Devon Energy Corp.	74,288	1,206,437
Diamondback Energy, Inc.	30,932	1,917,784
EOG Resources, Inc.	111,674	7,064,497
Hess Corp.	49,717	2,793,101
Marathon Oil Corp.	153,553	1,271,419
Noble Energy, Inc.	91,813	1,453,400
Occidental Petroleum Corp.	171,479	5,614,222
Pioneer Natural Resources Co.	31,797	3,904,036

		41,583,847

Oil Companies-Integrated - 1.6%

Chevron Corp.	362,968	33,879,433
Exxon Mobil Corp.	812,194	41,779,259

		75,658,692

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	74,063	1,385,719

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	28,502	959,947
Marathon Petroleum Corp.	124,642	5,910,524
Phillips 66	85,298	6,385,408
Valero Energy Corp.	78,828	5,222,355

		18,478,234

Oil-Field Services - 0.3%

Baker Hughes Co.	124,747	2,007,179
Halliburton Co.	168,501	2,857,777
Schlumberger, Ltd.	265,744	7,199,005
TechnipFMC PLC	80,669	1,197,128

		13,261,089

Paper & Related Products - 0.1%

International Paper Co.	75,270	2,781,979

Pharmacy Services - 0.6%

Cigna Corp.	71,682	13,113,505
CVS Health Corp.	249,730	14,779,021

		27,892,526

Pipelines - 0.4%

Kinder Morgan, Inc.	373,909	7,167,836
ONEOK, Inc.	79,295	5,290,562
Williams Cos., Inc.	232,662	4,432,211

		16,890,609

Publishing-Newspapers - 0.0%

News Corp., Class A	74,587	900,638
News Corp., Class B	23,376	290,797

		1,191,435

Real Estate Investment Trusts - 3.0%

Alexandria Real Estate Equities, Inc.	23,534	3,574,344
American Tower Corp.	85,026	19,283,897
Apartment Investment & Management Co., Class A	28,580	1,367,267
AvalonBay Communities, Inc.	26,809	5,377,617
Boston Properties, Inc.	27,603	3,559,131
Crown Castle International Corp.	79,810	11,435,975
Digital Realty Trust, Inc.#	40,065	4,812,207
Duke Realty Corp.	70,558	2,291,018
Equinix, Inc.	16,370	9,376,736
Equity Residential	67,007	5,032,226
Essex Property Trust, Inc.	12,685	3,594,422
Extra Space Storage, Inc.	24,861	2,495,050
Federal Realty Investment Trust	13,482	1,568,496

Healthpeak Properties, Inc.	95,010	3,006,116
Host Hotels & Resorts, Inc.	137,668	1,993,433
Iron Mountain, Inc.#	55,119	1,676,169
Kimco Realty Corp.	81,051	1,406,235
Mid-America Apartment Communities, Inc.	21,896	2,830,277
Prologis, Inc.	141,712	11,943,487
Public Storage	28,837	6,030,393
Realty Income Corp.	62,563	4,528,936
Regency Centers Corp.	32,165	1,847,558
SBA Communications Corp.	21,615	5,729,920
Simon Property Group, Inc.	58,904	7,249,904
SL Green Realty Corp.	15,647	1,227,351
UDR, Inc.	56,254	2,530,305
Ventas, Inc.	71,550	3,847,243
Vornado Realty Trust	30,407	1,629,207
Welltower, Inc.	77,888	5,827,580
Weyerhaeuser Co.	143,036	3,716,075

		140,788,575

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	64,258	3,607,444

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	14,427	1,911,289

Respiratory Products - 0.1%

ResMed, Inc.	27,601	4,387,455

Retail-Apparel/Shoe - 0.2%

Gap, Inc.	40,845	585,309
L Brands, Inc.	44,580	965,603
Ross Stores, Inc.	69,437	7,553,357

		9,104,269

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	13,295	1,767,969
AutoZone, Inc.†	4,574	4,722,701
Genuine Parts Co.	27,890	2,433,124
O’Reilly Automotive, Inc.†	14,523	5,354,920

		14,278,714

Retail-Automobile - 0.1%

CarMax, Inc.†	31,564	2,755,853

Retail-Building Products - 1.3%

Home Depot, Inc.	209,394	45,614,389
Lowe’s Cos., Inc.	147,131	15,679,751

		61,294,140

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	43,713	3,306,888

Retail-Discount - 1.6%

Costco Wholesale Corp.	84,804	23,841,796
Dollar General Corp.	48,872	7,345,462
Dollar Tree, Inc.†	45,429	3,771,970
Target Corp.	97,272	10,019,016
Walmart, Inc.	272,309	29,322,233

		74,300,477

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc.	143,917	6,585,642

Retail-Gardening Products - 0.0%

Tractor Supply Co.	22,725	2,011,390

Retail-Jewelry - 0.1%

Tiffany & Co.	20,722	2,768,252

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	20,563	713,536
TJX Cos., Inc.	232,781	13,920,304

		14,633,840

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	10,972	2,820,791

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.	30,054	1,176,614
Macy’s, Inc.	59,315	784,738

		1,961,352

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	4,909	3,797,504
Darden Restaurants, Inc.	23,534	2,294,565
McDonald’s Corp.	144,562	28,069,604
Starbucks Corp.	226,702	17,780,238
Yum! Brands, Inc.	58,060	5,181,855

		57,123,766

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	85,253	1,192,689

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	70,698	7,709,617
Maxim Integrated Products, Inc.	51,946	2,889,236
QUALCOMM, Inc.	219,186	17,162,264

		27,761,117

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	177,322	10,305,955
KLA Corp.	30,290	4,655,876
Lam Research Corp.	27,849	8,171,732

		23,133,563

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	7,851	1,613,616

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	47,107	3,274,879

Steel-Producers - 0.1%

Nucor Corp.	58,204	2,406,735

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	147,637	3,522,619

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	64,250	1,363,385

Telephone-Integrated - 2.0%

AT&T, Inc.	1,402,252	49,387,315
CenturyLink, Inc.	188,350	2,273,385
Verizon Communications, Inc.	793,896	42,997,407

		94,658,107

Television - 0.1%

ViacomCBS, Inc., Class B	103,734	2,552,894

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	11,411	1,382,443

Theaters - 0.0%

Live Nation Entertainment, Inc.†	27,050	1,643,829

Tobacco - 0.8%

Altria Group, Inc.	358,602	14,476,763
Philip Morris International, Inc.	298,662	24,451,458

		38,928,221

Tools-Hand Held - 0.1%

Snap-on, Inc.	10,528	1,523,928
Stanley Black & Decker, Inc.	29,180	4,193,166

		5,717,094

Toys - 0.0%

Hasbro, Inc.	24,428	1,887,063

Transport-Rail - 0.9%

CSX Corp.	149,273	10,516,283
Kansas City Southern	19,027	2,866,989
Norfolk Southern Corp.	50,052	9,126,982
Union Pacific Corp.	133,257	21,295,801

		43,806,055

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.	25,962	1,788,782
Expeditors International of Washington, Inc.	32,691	2,302,100
FedEx Corp.	46,077	6,504,690
United Parcel Service, Inc., Class B	134,515	12,172,262

		22,767,834

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	16,367	1,578,434
Old Dominion Freight Line, Inc.	12,258	2,375,600

		3,954,034

Water - 0.1%

American Water Works Co., Inc.	34,701	4,291,126

Water Treatment Systems - 0.0%

Pentair PLC	32,267	1,270,997

Web Hosting/Design - 0.1%

VeriSign, Inc.†	19,833	3,763,312

Web Portals/ISP - 3.3%

Alphabet, Inc., Class A†	57,516	77,028,303
Alphabet, Inc., Class C†	57,374	76,842,719

		153,871,022

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	32,889	5,449,050

Total Long-Term Investment Securities
(cost $2,193,344,489)		4,699,810,086

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(2)(3)	5,354,890	5,354,890

U.S. Government Treasuries - 0.1%

United States Treasury Bills 1.56% due 04/23/2020(4)	$3,700,000	3,692,751

Total Short-Term Investment Securities
(cost $9,046,428)		9,047,641

REPURCHASE AGREEMENTS - 0.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $9,384,196 collateralized by $8,380,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $9,573,346 (cost $9,384,000)	9,384,000	9,384,000

TOTAL INVESTMENTS
(cost $2,211,774,917)	100.0%	4,718,241,727
Liabilities in excess of other assets	(0.0)	(938,151)

NET ASSETS	100.0%	$4,717,303,576

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of February 29, 2020.
(3)

At February 29, 2020, the Fund had loaned securities with a total value of $23,414,877. This was secured by collateral of $5,354,890, which was received in cash and subsequently invested in short-term investments currently valued at $5,354,890 as reported in the Portfolio of Investments. Additional collateral of $18,940,233 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$1,370,865
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	1,273,842
Government National Mtg. Assoc.	2.50%	09/20/2046 to 09/20/2046	423,102
United States Treasury Bills	0.00%	04/07/2020 to 06/18/2020	86,287
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2020 to 02/15/2050	15,786,137

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

157	Long	S&P 500 E-Mini Index	March 2020	$26,446,774	$23,166,135	$(3,280,639)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$4,699,810,086	$—	$—	$4,699,810,086
Short-Term Investment Securities:
Registered Investment Companies	5,354,890	—	—	5,354,890
U.S. Government Treasuries	—	3,692,751	—	3,692,751
Repurchase Agreements	—	9,384,000	—	9,384,000

Total Investments at Value	$4,705,164,976	$13,076,751	$—	$4,718,241,727

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$3,280,639	$—	$—	$3,280,639

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.4%
Aerospace/Defense-Equipment - 2.0%

L3Harris Technologies, Inc.	4,852	$959,386

Auto-Cars/Light Trucks - 0.8%

Ford Motor Co.	52,088	362,533

Auto/Truck Parts & Equipment-Original - 0.4%

Lear Corp.	1,638	182,146

Beverages-Non-alcoholic - 1.7%

PepsiCo, Inc.	6,195	817,926

Beverages-Wine/Spirits - 0.8%

Brown-Forman Corp., Class B	5,988	367,723

Broadcast Services/Program - 3.9%

Discovery, Inc., Class A†#	16,077	413,179
Discovery, Inc., Class C†	25,509	640,276
Fox Corp., Class A	14,606	448,988
Fox Corp., Class B	10,299	313,605

		1,816,048

Chemicals-Specialty - 1.1%

International Flavors & Fragrances, Inc.#	4,285	513,257

Commercial Services-Finance - 2.1%

Equifax, Inc.	5,260	747,130
Sabre Corp.	16,411	223,436

		970,566

Computer Services - 2.6%

International Business Machines Corp.	4,849	631,097
Leidos Holdings, Inc.	5,500	564,575

		1,195,672

Data Processing/Management - 4.5%

Fidelity National Information Services, Inc.	9,801	1,369,396
Paychex, Inc.	9,167	710,259

		2,079,655

Diversified Banking Institutions - 1.8%

Citigroup, Inc.	13,447	853,347

Drug Delivery Systems - 0.7%

Becton Dickinson and Co.	1,419	337,467

Electric-Integrated - 1.2%

CMS Energy Corp.	4,153	250,924
WEC Energy Group, Inc.	3,598	332,204

		583,128

Electronic Measurement Instruments - 1.5%

Agilent Technologies, Inc.	2,306	177,724
Roper Technologies, Inc.	1,483	521,571

		699,295

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	2,508	168,186

Finance-Auto Loans - 0.5%

Ally Financial, Inc.	9,099	228,112

Finance-Consumer Loans - 0.6%

Synchrony Financial	10,394	302,465

Finance-Credit Card - 3.2%

Alliance Data Systems Corp.	2,973	255,321
Capital One Financial Corp.	5,424	478,722
Discover Financial Services	4,945	324,293
Western Union Co.#	18,863	422,343

		1,480,679

Finance-Investment Banker/Broker - 1.0%

TD Ameritrade Holding Corp.	11,044	466,388

Finance-Other Services - 3.8%

Cboe Global Markets, Inc.	4,642	529,188
CME Group, Inc.	6,200	1,232,684

		1,761,872

Food-Meat Products - 1.2%

Tyson Foods, Inc., Class A	8,598	583,202

Food-Misc./Diversified - 1.4%

Conagra Brands, Inc.	18,387	490,749
McCormick & Co., Inc.	988	144,436

		635,185

Instruments-Controls - 1.3%

Honeywell International, Inc.	3,844	623,382

Insurance Brokers - 5.3%

Arthur J. Gallagher & Co.	6,593	642,752
Brown & Brown, Inc.	9,286	399,391
Marsh & McLennan Cos., Inc.	7,111	743,526
Willis Towers Watson PLC	3,753	710,255

		2,495,924

Insurance-Life/Health - 3.4%

Aflac, Inc.	9,508	407,418
Athene Holding, Ltd., Class A†	3,651	150,604
Equitable Holdings, Inc.	10,221	218,729
Globe Life, Inc.	1,961	181,706
Lincoln National Corp.	4,642	210,700
Principal Financial Group, Inc.	5,641	250,404
Unum Group	6,806	158,648

		1,578,209

Insurance-Multi-line - 0.9%

MetLife, Inc.	9,871	421,689

Investment Management/Advisor Services - 4.9%

BlackRock, Inc.	2,249	1,041,310
Eaton Vance Corp.	7,305	301,404
Invesco, Ltd.	11,922	171,677
T. Rowe Price Group, Inc.	6,411	756,562

		2,270,953

Medical Instruments - 1.5%

Medtronic PLC	6,769	681,435

Medical Labs & Testing Services - 0.4%

Laboratory Corp. of America Holdings†	1,041	182,893

Medical Products - 2.9%

Abbott Laboratories	7,086	545,835
Henry Schein, Inc.†	5,708	347,845
Hologic, Inc.†	2,722	128,261
Zimmer Biomet Holdings, Inc.	2,297	312,736

		1,334,677

Medical-Biomedical/Gene - 2.8%

Alexion Pharmaceuticals, Inc.†	7,308	687,171
Biogen, Inc.†	2,005	618,322

		1,305,493

Medical-Drugs - 8.8%

AbbVie, Inc.	29,402	2,520,045
Jazz Pharmaceuticals PLC†	3,651	418,332
Johnson & Johnson	8,587	1,154,780

		4,093,157

Medical-HMO - 3.5%

Anthem, Inc.	4,888	1,256,656
Centene Corp.†	7,105	376,707

		1,633,363

Medical-Wholesale Drug Distribution - 1.8%

AmerisourceBergen Corp.	9,752	822,289

Oil Companies-Exploration & Production - 1.9%

Apache Corp.	8,599	214,287
Devon Energy Corp.	10,012	162,595
Marathon Oil Corp.	19,577	162,097
Occidental Petroleum Corp.	11,243	368,096

		907,075

Oil Refining & Marketing - 1.2%

HollyFrontier Corp.	4,562	153,648
Marathon Petroleum Corp.	8,430	399,751

		553,399

Pharmacy Services - 2.5%

Cigna Corp.	6,330	1,158,010

Real Estate Investment Trusts - 12.5%

AGNC Investment Corp.	13,992	238,424
Alexandria Real Estate Equities, Inc.	1,637	248,628
AvalonBay Communities, Inc.	1,561	313,121
Boston Properties, Inc.	2,021	260,588
Camden Property Trust	1,788	189,492
Equity LifeStyle Properties, Inc.	1,799	122,926
Equity Residential	4,010	301,151
Essex Property Trust, Inc.	872	247,090
Federal Realty Investment Trust	1,439	167,413
Kimco Realty Corp.	11,831	205,268
Mid-America Apartment Communities, Inc.	1,752	226,463
National Retail Properties, Inc.	3,251	165,313
Prologis, Inc.	5,136	432,862
Public Storage	1,635	341,911
Realty Income Corp.	3,859	279,353
Regency Centers Corp.	7,228	415,176
Simon Property Group, Inc.	2,689	330,962
SL Green Realty Corp.	1,904	149,350
Sun Communities, Inc.	1,180	180,398
UDR, Inc.	4,654	209,337
VEREIT, Inc.	27,119	234,851
VICI Properties, Inc.	10,798	270,598
WP Carey, Inc.	3,680	284,869

		5,815,544

Telephone-Integrated - 0.6%

CenturyLink, Inc.	21,901	264,345

Television - 0.4%

ViacomCBS, Inc., Class B	7,581	186,568

Tobacco - 3.5%

Philip Morris International, Inc.	19,859	1,625,856

Tools-Hand Held - 0.6%

Stanley Black & Decker, Inc.	1,862	267,569

Transport-Services - 0.9%

C.H. Robinson Worldwide, Inc.	6,176	425,526

Transport-Truck - 0.6%

Knight-Swift Transportation Holdings, Inc.#	8,792	280,817

Total Long-Term Investment Securities
(cost $50,580,377)		46,292,411

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2) (cost $274,325)	274,325	274,325

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $331,007 and collateralized by $335,000 of United States Treasury Notes, bearing interest at 2.13%, due 12/31/2021 and having an approximate value of $342,080 (cost $331,000)	$331,000	331,000

TOTAL INVESTMENTS
(cost $51,158,702)	100.7%	46,897,736
Liabilities in excess of other assets	(0.7)	(309,173)

NET ASSETS	100.0%	$46,588,563

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At February 29, 2020, the Fund had loaned securities with a total value of $1,399,618. This was secured by collateral of $274,325, which was received in cash and subsequently invested in short-term investments currently valued at $274,325 as reported in the Portfolio of Investments. Additional collateral of $1,183,416 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$211,175
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	196,229
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	65,177
United States Treasury Bills	0.00%	04/16/2020 to 04/16/2020	9,836
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 05/15/2049	700,999

(2)	The rate shown is the 7-day yield as of February 29, 2020.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$46,292,411	$—	$—	$46,292,411
Short-Term Investment Securities:
Registered Investment Companies	274,325	—	—	274,325
Repurchase Agreements	—	331,000	—	331,000

Total Investments at Value	$46,566,736	$331,000	$—	$46,897,736

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Aerospace/Defense - 2.5%

General Dynamics Corp.	9,000	$1,437,210
Lockheed Martin Corp.	3,723	1,377,026

		2,814,236

Aerospace/Defense-Equipment - 3.1%

L3Harris Technologies, Inc.	7,760	1,534,385
United Technologies Corp.	14,729	1,923,460

		3,457,845

Apparel Manufacturers - 0.7%

Tapestry, Inc.	35,358	829,145

Banks-Commercial - 2.7%

M&T Bank Corp.	9,630	1,351,859
Truist Financial Corp.	37,200	1,716,408

		3,068,267

Banks-Super Regional - 1.6%

PNC Financial Services Group, Inc.	14,271	1,803,854

Building & Construction Products-Misc. - 1.2%

Fortune Brands Home & Security, Inc.	21,203	1,309,285

Building-Residential/Commercial - 1.6%

Lennar Corp., Class A	30,280	1,827,095

Cable/Satellite TV - 2.2%

Comcast Corp., Class A	60,677	2,453,171

Chemicals-Diversified - 2.8%

Celanese Corp.	17,120	1,604,829
FMC Corp.	16,242	1,512,130

		3,116,959

Computer Services - 1.3%

Amdocs, Ltd.	23,870	1,521,713

Containers-Paper/Plastic - 1.1%

Sealed Air Corp.	42,511	1,288,508

Cosmetics & Toiletries - 1.2%

Unilever NV	26,146	1,379,463

Diversified Banking Institutions - 9.5%

Bank of America Corp.	127,879	3,644,552
Citigroup, Inc.	40,164	2,548,807
JPMorgan Chase & Co.	39,452	4,580,772

		10,774,131

Diversified Manufacturing Operations - 1.2%

Trane Technologies PLC	10,403	1,342,403

Electric-Distribution - 1.3%

Sempra Energy	10,460	1,462,099

Electric-Integrated - 4.4%

Dominion Energy, Inc.	23,330	1,823,940
Entergy Corp.	11,620	1,358,494
Exelon Corp.	42,610	1,836,917

		5,019,351

Electronic Components-Misc. - 2.4%

Gentex Corp.	48,220	1,287,474
nVent Electric PLC	61,995	1,488,500

		2,775,974

Electronic Components-Semiconductors - 4.8%

Intel Corp.	64,845	3,600,195
Micron Technology, Inc.†	34,120	1,793,347

		5,393,542

Food-Confectionery - 1.4%

Mondelez International, Inc., Class A	29,171	1,540,229

Food-Wholesale/Distribution - 1.0%

US Foods Holding Corp.†	34,488	1,160,176

Hotels/Motels - 0.9%

Hilton Worldwide Holdings, Inc.	11,079	1,076,879

Insurance-Multi-line - 3.0%

Chubb, Ltd.	12,923	1,874,223
MetLife, Inc.	35,212	1,504,256

		3,378,479

Insurance-Property/Casualty - 4.2%

Assurant, Inc.	10,200	1,230,018
Intact Financial Corp.	11,312	1,226,137
Progressive Corp.	30,900	2,260,644

		4,716,799

Investment Management/Advisor Services - 1.7%

BlackRock, Inc.	4,128	1,911,305

Machinery-Farming - 1.4%

Deere & Co.	10,090	1,578,883

Medical Instruments - 2.6%

Medtronic PLC	28,823	2,901,611

Medical Products - 2.1%

Koninklijke Philips NV	26,321	1,131,410
Zimmer Biomet Holdings, Inc.	9,248	1,259,115

		2,390,525

Medical-Biomedical/Gene - 0.9%

Biogen, Inc.†	3,180	980,680

Medical-Drugs - 8.6%

AstraZeneca PLC ADR	38,209	1,673,554
Eli Lilly & Co.	11,893	1,500,064
Merck & Co., Inc.	17,651	1,351,361
Pfizer, Inc.	93,540	3,126,107
Roche Holding AG	6,358	2,072,355

		9,723,441

Medical-HMO - 3.7%

Anthem, Inc.	9,048	2,326,151
UnitedHealth Group, Inc.	7,319	1,866,052

		4,192,203

Networking Products - 1.5%

Cisco Systems, Inc.	42,160	1,683,449

Oil Companies-Exploration & Production - 3.1%

Concho Resources, Inc.	13,675	930,173
Noble Energy, Inc.	78,890	1,248,829
Pioneer Natural Resources Co.	10,764	1,321,604

		3,500,606

Oil Companies-Integrated - 2.7%

Exxon Mobil Corp.	58,377	3,002,913

Private Equity - 0.7%

Blackstone Group, Inc., Class A#	13,960	751,606

Real Estate Investment Trusts - 4.6%

Crown Castle International Corp.	7,741	1,109,208
Gaming and Leisure Properties, Inc.	35,320	1,577,744

Highwoods Properties, Inc.	29,220	1,311,394
Host Hotels & Resorts, Inc.	83,400	1,207,632

		5,205,978

Retail-Building Products - 1.9%

Home Depot, Inc.	10,126	2,205,848

Retail-Major Department Stores - 1.1%

TJX Cos., Inc.	21,276	1,272,305

Semiconductor Components-Integrated Circuits - 1.4%

Analog Devices, Inc.	14,944	1,629,643

Semiconductor Equipment - 1.0%

KLA Corp.	7,595	1,167,428

Telecom Equipment-Fiber Optics - 1.3%

Corning, Inc.	63,700	1,519,882

Transport-Rail - 1.0%

Union Pacific Corp.	7,010	1,120,268

Transport-Truck - 1.0%

Knight-Swift Transportation Holdings, Inc.	34,200	1,092,348

Total Long-Term Investment Securities
(cost $99,270,785)		111,340,525

REPURCHASE AGREEMENTS - 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $1,234,026 collateralized by $1,235,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and having an approximate value of $1,261,100 (cost $1,234,000)	$1,234,000	1,234,000

TOTAL INVESTMENTS
(cost $100,504,785)	99.5%	112,574,525
Other assets less liabilities	0.5	532,201

NET ASSETS	100.0%	$113,106,726

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At February 29, 2020, the Fund had loaned securities with a total value of $751,606. This was secured by collateral of $759,388 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Notes/Bonds	0.13% to 8.00%	03/31/2020 to 05/15/2049	$759,388

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$108,136,760	$3,203,765	**	$—	$111,340,525
Repurchase Agreements	—	1,234,000		—	1,234,000

Total Investments at Value	$108,136,760	$4,437,765		$—	$112,574,525

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 29, 2020 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of February 29, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund and the International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund and Emerging Economies Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 29, 2020, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2019	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Value 02/29/2020
VALIC Co. I Blue Chip Growth Fund	$6,084,033	—	—	$519,088	$1,270,667	$235,308	$416,002	$5,983,764
VALIC Co. I Capital Conservation Fund	13,162,249	—	—	1,338,178	2,045,569	105,574	871,540	13,431,972
VALIC Co. I Dividend Value Fund	7,289,325	—	—	113,976	1,150,633	27,838	259,741	6,540,247
VALIC Co. I Emerging Economies Fund	2,059,912	—	—	10,086	889,634	94,347	(44,951)	1,229,760
VALIC Co. I Global Real Estate Fund	1,671,757	—	—	9,772	255,696	1,097	39,575	1,466,505
VALIC Co. I Government Securities Fund	7,746,971	—	—	2,423,058	1,229,464	30,408	486,933	9,457,906
VALIC Co. I Growth & Income Fund	3,427,813	—	—	171,500	741,685	208,592	155,741	3,221,961
VALIC Co. I Growth Fund	7,670,335	—	—	43,975	1,970,633	211,044	865,920	6,820,641
VALIC Co. I Inflation Protected Fund	3,326,287	—	—	19,158	507,885	5,949	168,888	3,012,397
VALIC Co. I International Equities Index Fund	4,059,775	—	—	1,600,051	819,412	8,141	97,173	4,945,728
VALIC Co. I International Government Bond Fund	817,167	—	—	4,887	127,848	4,408	43,208	741,822
VALIC Co. I International Growth Fund	5,965,786	—	—	332,772	1,362,351	(211,468)	576,993	5,301,732
VALIC Co. I International Socially Responsible Fund	—	—	—	830,965	8,769	(104)	(68,584)	753,508
VALIC Co. I International Value Fund	5,178,784	—	—	692,743	1,324,982	(3,196)	50,855	4,594,204
VALIC Co. I Large Cap Core Fund	6,673,283	—	—	643,487	1,535,942	(216,304)	955,542	6,520,066
VALIC Co. I Large Capital Growth Fund	7,197,927	—	—	39,089	2,197,785	550,542	269,233	5,859,006
VALIC Co. I Mid Cap Index Fund	3,688,395	—	—	21,988	575,316	45,472	36,509	3,217,048
VALIC Co. I Small Cap Aggressive Growth Fund	—	—	—	830,965	8,769	22	(68,140)	754,078
VALIC Co. I Small Cap Index Fund	—	—	—	1,631,930	17,538	(122)	(167,786)	1,446,484
VALIC Co. I Small Cap Special Values Fund	—	—	—	1,631,930	17,538	(462)	(203,995)	1,409,935
VALIC Co. I Stock Index Fund	25,346,443	—	—	146,584	5,915,442	1,399,860	948,872	21,926,317
VALIC Co. I Systematic Value Fund	8,167,778	—	—	43,976	1,882,750	23,088	226,472	6,578,564
VALIC Co. I Value Fund	8,276,033	—	—	48,862	1,578,481	532,916	(123,105)	7,156,225
VALIC Co. II Capital Appreciation Fund	5,795,077	14,916	1,610,126	1,931,199	1,220,229	46,588	(1,160,558)	5,392,077
VALIC Co. II Core Bond Fund	11,512,151	239,382	—	306,534	1,778,473	75,011	497,305	10,612,528
VALIC Co. II High Yield Bond Fund	1,722,784	74,904	—	84,677	315,696	2,251	13,907	1,507,923
VALIC Co. II International Opportunities Fund	1,322,307	9,903	38,622	52,334	1,264,217	(94,617)	85,924	101,731
VALIC Co. II Large Cap Value Fund	3,168,720	40,686	273,081	333,311	511,392	(53,237)	(136,783)	2,800,619
VALIC Co. II Mid Cap Growth Fund	2,566,301	—	92,052	106,710	508,544	43,545	(31,726)	2,176,286
VALIC Co. II Mid Cap Value Fund	2,408,393	13,352	461,304	489,316	383,544	(122,405)	(263,130)	2,128,630
VALIC Co. II Small Cap Growth Fund	3,816,134	—	718,898	733,592	3,985,639	873,297	(999,638)	437,746
VALIC Co. II Small Cap Value Fund	3,473,197	48,838	487,013	550,546	3,335,851	(668,770)	358,954	378,076
VALIC Co. II Strategic Bond Fund	3,006,214	100,995	—	118,097	557,468	(12,867)	68,196	2,622,172
VALIC Co. II U.S. Socially Responsible Fund	—	—	—	830,965	8,769	(28)	(81,634)	740,534

	$166,601,331	$542,976	$3,681,096	$18,686,301	$41,304,611	$3,141,718	$4,143,453	$151,268,192

Stock Index Fund

Security	Value at 05/31/2019	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2020
American International Group, Inc. Common Stock	$8,950,171	$164,884	$—	$110,956	$549,710	$204,936	$(1,675,886)	$7,040,467

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.